                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................      41
Statement of Assets and Liabilities.........................      42
Statement of Operations.....................................      58
Statement of Changes in Net Assets..........................      66
Notes to Financial Statements...............................      80
Report of Independent Registered Public Accounting Firm.....     156

The Annual Reports listed below follow:

MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Basic Value Portfolio - Initial and Service Classes
  Bond Portfolio - Initial and Service Classes
  Capital Appreciation Portfolio - Initial and Service
    Classes
  Cash Management Portfolio
  Common Stock Portfolio - Initial and Service Classes
  Convertible Portfolio - Initial and Service Classes
  Developing Growth Portfolio - Initial and Service Classes
  Floating Rate Portfolio - Service Class
  Government Portfolio - Initial and Service Classes
  High Yield Corporate Bond Portfolio - Initial and Service
    Classes
  Income & Growth Portfolio - Initial and Service Classes
  International Equity Portfolio - Initial and Service
    Classes
  Large Cap Growth Portfolio - Initial and Service Classes (formerly
    Growth Portfolio - Initial and Service Classes)
  Mid Cap Core Portfolio - Initial and Service Classes
  Mid Cap Growth Portfolio - Initial and Service Classes
  Mid Cap Value Portfolio - Initial and Service Classes
  S&P 500 Index Portfolio - Initial and Service Classes
  Small Cap Growth Portfolio - Initial and Service Classes
  Total Return Portfolio - Initial and Service Classes
  Value Portfolio - Initial and Service Classes
Alger American Small Capitalization - Class O and Class S
  Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial and Service Shares
Fidelity(R) Variable Insurance Products Fund
  Contrafund(R) - Initial and Service Class 2
Fidelity(R) Variable Insurance Products Fund
  Equity-Income - Initial and Service Class 2
Fidelity(R) Variable Insurance Products Fund Mid
  Cap - Service Class 2
Janus Aspen Series Balanced - Institutional and Service
  Shares
Janus Aspen Series Worldwide Growth - Institutional and
  Service Shares
MFS(R) Investors Trust Series - Initial and Service Classes
MFS(R) Research Series - Initial and Service Classes
MFS(R) Utilities Series - Initial and Service Classes
Neuberger Berman AMT Mid-Cap Growth - Class I and Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio and Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I and Class
  II
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2005 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of portfolio performance.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2006

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
 2.43%(4)                                                      1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.98     22.85       N/A       N/A        20.13
Calvert Social Balanced                                         4.19      9.38      0.79      5.19         6.04
Colonial Small Cap Value, Variable Series -- Class B            4.01     19.95     11.46       N/A         9.16
Dreyfus IP Technology Growth -- Service Shares                  2.05     14.42    (10.13)      N/A         6.87
Fidelity(R) VIP Contrafund(R) -- Service Class 2               15.03     18.20      4.90     10.36        17.84
Fidelity(R) VIP Equity-Income -- Service Class 2                4.11     13.56      2.26      6.94        11.25
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.38     24.94     10.48       N/A        22.94
Janus Aspen Series Balanced -- Service Shares                   6.17      8.34      1.87       N/A         7.06
Janus Aspen Series Worldwide Growth -- Service Shares           4.10      9.38     (6.06)      N/A         8.59
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.57
MainStay VP Basic Value -- Service Class                        3.75     12.68      0.39       N/A        10.28
MainStay VP Bond -- Service Class                               0.48      1.89      4.13      4.05         0.76
MainStay VP Capital Appreciation -- Service Class               6.60     10.91     (6.86)     3.88         7.93
MainStay VP Cash Management -- Current 7-day yield is
 2.43%(4)                                                       1.53      0.08      0.51      2.15         2.26
MainStay VP Common Stock -- Service Class                       5.90     12.82     (2.69)     7.28        11.27
MainStay VP Convertible -- Service Class                        4.84      9.58      2.78       N/A         7.45
MainStay VP Developing Growth -- Service Class                 10.18     16.05     (0.10)      N/A        11.92
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         0.96
MainStay VP Government -- Service Class                         0.67      0.84      3.05      3.75        (0.10)
MainStay VP High Yield Corporate Bond -- Service Class          1.24     14.62      9.31      7.58        10.08
MainStay VP Income & Growth -- Service Class                    3.02     13.07      0.59       N/A         9.64
MainStay VP International Equity -- Service Class               6.25     16.18      4.51      5.60        15.17
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            2.66      7.51     (6.36)      N/A         3.61
MainStay VP Mid Cap Core -- Service Class                      13.96     22.22       N/A       N/A        20.48
MainStay VP Mid Cap Growth -- Service Class                    15.18     25.54       N/A       N/A        22.21
MainStay VP Mid Cap Value -- Service Class                      3.96     15.10       N/A       N/A        13.75
MainStay VP S&P 500 Index(5) -- Service Class                   3.03     12.19     (1.36)     7.00         9.41
MainStay VP Small Cap Growth -- Service Class                   2.37     15.37       N/A       N/A        12.29
MainStay VP Total Return -- Service Class                       4.72      8.85     (1.44)     4.86         6.48
MainStay VP Value -- Service Class                              4.50     12.75      1.91      6.08        11.40
MFS(R) Investors Trust Series -- Service Class                  5.54     11.59     (2.22)      N/A         9.33
MFS(R) Research Series -- Service Class                         6.08     14.03     (3.13)      N/A        11.87
MFS(R) Utilities Series -- Service Class                       14.96     25.31      2.19       N/A        24.37
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.85       N/A       N/A       N/A        14.30
Royce Micro-Cap Portfolio                                      10.06     22.04     14.84       N/A        21.58
Royce Small-Cap Portfolio                                       8.14     22.85     13.45       N/A        11.61
T. Rowe Price Equity Income Portfolio -- II                     2.26     12.57       N/A       N/A        10.53
Van Eck Worldwide Hard Assets                                  49.57     37.79     17.22      8.35        11.87
Van Kampen UIF Emerging Markets Equity -- Class II             31.91       N/A       N/A       N/A        35.66
Victory VIF Diversified Stock -- Class A Shares                 7.24     15.29      2.19       N/A        11.74
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           7.98     21.28       N/A       N/A        18.07
Calvert Social Balanced                                        (2.38)     7.39     (0.13)     5.19         6.04
Colonial Small Cap Value, Variable Series -- Class B           (2.55)    18.31     10.81       N/A         3.02
Dreyfus IP Technology Growth -- Service Shares                 (4.38)    12.61    (10.96)      N/A         4.38
Fidelity(R) VIP Contrafund(R) -- Service Class 2                8.03     16.50      4.07     10.36        15.71
Fidelity(R) VIP Equity-Income -- Service Class 2               (2.45)    11.72      1.33      6.94         8.91
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.38     23.43      9.80       N/A        20.60
Janus Aspen Series Balanced -- Service Shares                  (0.52)     6.31      0.94       N/A         4.58
Janus Aspen Series Worldwide Growth -- Service Shares          (2.45)     7.40     (6.92)      N/A         6.17
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.02)
MainStay VP Basic Value -- Service Class                       (2.79)    10.81     (0.53)      N/A         7.91
MainStay VP Bond -- Service Class                              (5.85)    (0.30)     3.26      4.05        (1.75)
MainStay VP Capital Appreciation -- Service Class              (0.11)     8.98     (7.71)     3.88         5.48
MainStay VP Cash Management -- Current 7-day yield is
 2.43%(4)                                                      (4.87)    (2.07)    (0.41)     2.15         2.26
MainStay VP Common Stock -- Service Class                      (0.77)    10.96     (3.58)     7.28         8.94
MainStay VP Convertible -- Service Class                       (1.76)     7.60      1.87       N/A         4.98
MainStay VP Developing Growth -- Service Class                  3.24     14.29     (1.02)      N/A         9.59
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.40)
MainStay VP Government -- Service Class                        (5.67)    (1.32)     2.15      3.75        (2.59)
MainStay VP High Yield Corporate Bond -- Service Class         (5.14)    12.82      8.60      7.58         7.71
MainStay VP Income & Growth -- Service Class                   (3.47)    11.21     (0.33)      N/A         7.21
MainStay VP International Equity -- Service Class              (0.45)    14.43      3.66      5.60        12.97
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                           (3.81)     5.45     (7.22)      N/A         1.02
MainStay VP Mid Cap Core -- Service Class                       6.96     20.64       N/A       N/A        18.43
MainStay VP Mid Cap Growth -- Service Class                     8.18     24.04       N/A       N/A        20.21
MainStay VP Mid Cap Value -- Service Class                     (2.59)    13.31       N/A       N/A        11.50
MainStay VP S&P 500 Index(5) -- Service Class                  (3.47)    10.30     (2.26)     7.00         7.01
MainStay VP Small Cap Growth -- Service Class                  (4.08)    13.59       N/A       N/A         9.99
MainStay VP Total Return -- Service Class                      (1.88)     6.85     (2.35)     4.86         3.98
MainStay VP Value -- Service Class                             (2.09)    10.88      0.97      6.08         9.07
MFS(R) Investors Trust Series -- Service Class                 (1.11)     9.68     (3.12)      N/A         6.91
MFS(R) Research Series -- Service Class                        (0.60)    12.20     (4.02)      N/A         9.53
MFS(R) Utilities Series -- Service Class                        7.96     23.81      1.26       N/A        21.78
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.85       N/A       N/A       N/A        11.97
Royce Micro-Cap Portfolio                                       3.13     20.45     14.26       N/A        14.58
Royce Small-Cap Portfolio                                       1.32     21.28     12.84       N/A         4.61
T. Rowe Price Equity Income Portfolio -- II                    (4.18)    10.70       N/A       N/A         8.18
Van Eck Worldwide Hard Assets                                  42.57     36.55     16.68      8.35        11.87
Van Kampen UIF Emerging Markets Equity -- Class II             24.91       N/A       N/A       N/A        33.97
Victory VIF Diversified Stock -- Class A Shares                 0.48     13.51      1.25       N/A         7.72
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESS OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(4)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98       5/1/98
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
 2.43%(4)                                                      1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                      1/23/84       5/1/95
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93       5/1/95
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                    5/1/98       5/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.26     22.97     (1.22)     2.08         1.46
Calvert Social Balanced                                         4.19      9.38      0.79      5.19         6.04
Colonial Small Cap Value, Variable Series -- Class B            4.01     19.95     11.46       N/A         9.16
Dreyfus IP Technology Growth -- Initial Shares                  2.35     14.71     (9.88)      N/A        (2.63)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.32     18.49      5.17     10.54        10.05
Fidelity(R) VIP Equity-Income -- Initial Class                  4.40     13.85      2.52      7.13         6.87
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.38     24.94     10.48       N/A        22.94
Janus Aspen Series Balanced -- Institutional Shares             6.45      8.61      2.13      9.36         8.83
Janus Aspen Series Worldwide Growth -- Institutional Shares     4.40      9.66     (5.82)     6.90         5.11
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.57
MainStay VP Basic Value -- Initial Class                        3.98     12.94      0.63       N/A         1.99
MainStay VP Bond -- Initial Class                               0.77      2.15      4.40      4.33         4.62
MainStay VP Capital Appreciation -- Initial Class               6.91     11.20     (6.62)     4.16         5.61
MainStay VP Cash Management -- Current 7-day yield is
 2.43%(4)                                                       1.53      0.08      0.51      2.15         2.26
MainStay VP Common Stock -- Initial Class                       6.21     13.12     (2.44)     7.54         8.46
MainStay VP Convertible -- Initial Class                        5.13      9.86      3.04       N/A         6.87
MainStay VP Developing Growth -- Initial Class                 10.49     16.36      0.16       N/A        (0.58)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         0.96
MainStay VP Government -- Initial Class                         0.96      1.10      3.32      3.98         4.29
MainStay VP High Yield Corporate Bond -- Initial Class          1.52     14.91      9.58      7.85         8.20
MainStay VP Income & Growth -- Initial Class                    3.25     13.33      0.83       N/A         1.90
MainStay VP International Equity -- Initial Class               6.49     16.46      4.77      5.87         6.38
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            2.90      7.77     (6.13)      N/A         2.77
MainStay VP Mid Cap Core -- Initial Class                      14.26     22.53       N/A       N/A         9.05
MainStay VP Mid Cap Growth -- Initial Class                    15.48     25.85       N/A       N/A         5.57
MainStay VP Mid Cap Value -- Initial Class                      4.23     15.39       N/A       N/A         5.49
MainStay VP S&P 500 Index(5) -- Initial Class                   3.32     12.48     (1.11)     7.27         8.34
MainStay VP Small Cap Growth -- Initial Class                   2.62     15.65       N/A       N/A         1.39
MainStay VP Total Return -- Initial Class                       5.03      9.14     (1.19)     5.14         6.11
MainStay VP Value -- Initial Class                              4.77     13.03      2.16      6.35         7.23
MFS(R) Investors Trust Series -- Initial Class                  5.83     11.86     (2.00)     5.91        (0.14)
MFS(R) Research Series -- Initial Class                         6.31     14.30     (2.91)     5.36         0.94
MFS(R) Utilities Series -- Service Class                       14.96     25.31      2.19       N/A        24.37
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.85       N/A       N/A       N/A        14.30
Royce Micro-Cap Portfolio                                      10.06     22.04     14.84       N/A        21.58
Royce Small-Cap Portfolio                                       8.14     22.85     13.45       N/A        11.61
T. Rowe Price Equity Income Portfolio                           2.48     12.85      4.26      8.56         4.75
Van Eck Worldwide Hard Assets                                  49.57     37.79     17.22      8.35        11.87
Van Kampen UIF Emerging Markets Equity -- Class I              32.00     33.24     14.40       N/A         5.77
Victory VIF Diversified Stock -- Class A Shares                 7.24     15.29      2.19       N/A        11.74
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           8.26     21.41     (2.13)     2.08         1.46
Calvert Social Balanced                                        (2.38)     7.39     (0.13)     5.19         6.04
Colonial Small Cap Value, Variable Series -- Class B           (2.55)    18.31     10.81       N/A         3.02
Dreyfus IP Technology Growth -- Initial Shares                 (4.10)    12.90    (10.70)      N/A        (3.62)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.32     16.80      4.34     10.54        10.05
Fidelity(R) VIP Equity-Income -- Initial Class                 (2.18)    12.02      1.60      7.13         6.87
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.38     23.43      9.80       N/A        20.60
Janus Aspen Series Balanced -- Institutional Shares            (0.25)     6.60      1.19      9.36         8.83
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.18)     7.69     (6.68)     6.90         5.11
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.02)
MainStay VP Basic Value -- Initial Class                       (2.57)    11.08     (0.29)      N/A         1.99
MainStay VP Bond -- Initial Class                              (5.58)    (0.04)     3.54      4.33         4.62
MainStay VP Capital Appreciation -- Initial Class               0.17      9.28     (7.47)     4.16         5.61
MainStay VP Cash Management -- Current 7-day yield is
 2.43%(4)                                                      (4.87)    (2.07)    (0.41)     2.15         2.26
MainStay VP Common Stock -- Initial Class                      (0.48)    11.26     (3.33)     7.54         8.46
MainStay VP Convertible -- Initial Class                       (1.49)     7.89      2.13       N/A         6.87
MainStay VP Developing Growth -- Initial Class                  3.53     14.61     (0.76)      N/A        (0.58)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.40)
MainStay VP Government -- Initial Class                        (5.40)    (1.07)     2.42      3.98         4.29
MainStay VP High Yield Corporate Bond -- Initial Class         (4.88)    13.12      8.87      7.85         8.20
MainStay VP Income & Growth -- Initial Class                   (3.26)    11.48     (0.10)      N/A         1.90
MainStay VP International Equity -- Initial Class              (0.21)    14.72      3.93      5.87         6.38
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                           (3.58)     5.72     (6.99)      N/A         2.77
MainStay VP Mid Cap Core -- Initial Class                       7.26     20.96       N/A       N/A         8.22
MainStay VP Mid Cap Growth -- Initial Class                     8.48     24.36       N/A       N/A         4.64
MainStay VP Mid Cap Value -- Initial Class                     (2.33)    13.61       N/A       N/A         4.56
MainStay VP S&P 500 Index(5) -- Initial Class                  (3.19)    10.60     (2.01)     7.27         8.34
MainStay VP Small Cap Growth -- Initial Class                  (3.85)    13.88       N/A       N/A         0.36
MainStay VP Total Return -- Initial Class                      (1.59)     7.14     (2.10)     5.14         6.11
MainStay VP Value -- Initial Class                             (1.83)    11.17      1.23      6.35         7.23
MFS(R) Investors Trust Series -- Initial Class                 (0.84)     9.96     (2.90)     5.91        (0.14)
MFS(R) Research Series -- Initial Class                        (0.39)    12.49     (3.80)     5.36         0.94
MFS(R) Utilities Series -- Service Class                        7.96     23.81      1.26       N/A        21.78
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.85       N/A       N/A       N/A        11.97
Royce Micro-Cap Portfolio                                       3.13     20.45     14.26       N/A        14.58
Royce Small-Cap Portfolio                                       1.32     21.28     12.84       N/A         4.61
T. Rowe Price Equity Income Portfolio                          (3.98)    10.99      3.40      8.56         4.75
Van Eck Worldwide Hard Assets                                  42.57     36.55     16.68      8.35        11.87
Van Kampen UIF Emerging Markets Equity -- Class I              25.00     31.91     13.81       N/A         5.77
Victory VIF Diversified Stock -- Class A Shares                 0.48     13.51      1.25       N/A         7.72
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESS OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is only available for sale in Oregon.

SMRU # 00317664 CV

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  2.43%(4)                                                     1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                           6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.98     22.85       N/A       N/A        20.13
Calvert Social Balanced                                         4.19      9.38      0.79      5.19         6.04
Colonial Small Cap Value, Variable Series -- Class B            4.01     19.95     11.46       N/A         9.16
Dreyfus IP Technology Growth -- Service Shares                  2.05     14.42    (10.13)      N/A         6.87
Fidelity(R) VIP Contrafund(R) -- Service Class 2               15.03     18.20      4.90     10.36        17.84
Fidelity(R) VIP Equity-Income -- Service Class 2                4.11     13.56      2.26      6.94        11.25
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.38     24.94     10.48       N/A        22.94
Janus Aspen Series Balanced -- Service Shares                   6.17      8.34      1.87       N/A         7.06
Janus Aspen Series Worldwide Growth -- Service Shares           4.10      9.38     (6.06)      N/A         8.59
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.57
MainStay VP Basic Value -- Service Class                        3.75     12.68      0.39       N/A        10.28
MainStay VP Bond -- Service Class                               0.48      1.89      4.13      4.05         0.76
MainStay VP Capital Appreciation -- Service Class               6.60     10.91     (6.86)     3.88         7.93
MainStay VP Cash Management -- Current 7-day yield is
  2.43%(4)                                                      1.53      0.08      0.51      2.15         2.26
MainStay VP Common Stock -- Service Class                       5.90     12.82     (2.69)     7.28        11.27
MainStay VP Convertible -- Service Class                        4.84      9.58      2.78       N/A         7.45
MainStay VP Developing Growth -- Service Class                 10.18     16.05     (0.10)      N/A        11.92
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         0.96
MainStay VP Government -- Service Class                         0.67      0.84      3.05      3.75        (0.10)
MainStay VP High Yield Corporate Bond -- Service Class          1.24     14.62      9.31      7.58        10.08
MainStay VP Income & Growth -- Service Class                    3.02     13.07      0.59       N/A         9.64
MainStay VP International Equity -- Service Class               6.25     16.18      4.51      5.60        15.17
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                           2.66      7.51     (6.36)      N/A         3.61
MainStay VP Mid Cap Core -- Service Class                      13.96     22.22       N/A       N/A        20.48
MainStay VP Mid Cap Growth -- Service Class                    15.18     25.54       N/A       N/A        22.21
MainStay VP Mid Cap Value -- Service Class                      3.96     15.10       N/A       N/A        13.75
MainStay VP S&P 500 Index(5) -- Service Class                   3.03     12.19     (1.36)     7.00         9.41
MainStay VP Small Cap Growth -- Service Class                   2.37     15.37       N/A       N/A        12.29
MainStay VP Total Return -- Service Class                       4.72      8.85     (1.44)     4.86         6.48
MainStay VP Value -- Service Class                              4.50     12.75      1.91      6.08        11.40
MFS(R) Investors Trust Series -- Service Class                  5.54     11.59     (2.22)      N/A         9.33
MFS(R) Research Series -- Service Class                         6.08     14.03     (3.13)      N/A        11.87
MFS(R) Utilities Series -- Service Class                       14.96     25.31      2.19       N/A        24.37
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.85       N/A       N/A       N/A        14.30
Royce Micro-Cap Portfolio                                      10.06     22.04     14.84       N/A        21.58
Royce Small-Cap Portfolio                                       8.14     22.85     13.45       N/A        11.61
T. Rowe Price Equity Income Portfolio -- II                     2.26     12.57       N/A       N/A        10.53
Van Eck Worldwide Hard Assets                                  49.57     37.79     17.22      8.35        11.87
Van Kampen UIF Emerging Markets Equity -- Class II             31.91       N/A       N/A       N/A        35.66
Victory VIF Diversified Stock -- Class A Shares                 7.24     15.29      2.19       N/A        11.74
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           7.73     20.94       N/A       N/A        17.62
Calvert Social Balanced                                        (2.38)     7.03     (0.13)     5.19         6.04
Colonial Small Cap Value, Variable Series -- Class B           (2.55)    17.95     10.44       N/A         3.02
Dreyfus IP Technology Growth -- Service Shares                 (4.38)    12.22    (10.96)      N/A         4.21
Fidelity(R) VIP Contrafund(R) -- Service Class 2                7.78     16.13      3.94     10.36        15.25
Fidelity(R) VIP Equity-Income -- Service Class 2               (2.45)    11.32      1.32      6.94         8.47
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.05     23.10      9.47       N/A        20.09
Janus Aspen Series Balanced -- Service Shares                  (0.52)     6.01      0.94       N/A         4.39
Janus Aspen Series Worldwide Growth -- Service Shares          (2.45)     7.04     (6.92)      N/A         5.89
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.02)
MainStay VP Basic Value -- Service Class                       (2.79)    10.40     (0.53)      N/A         7.53
MainStay VP Bond -- Service Class                              (5.85)    (0.30)     3.17      4.05        (1.75)
MainStay VP Capital Appreciation -- Service Class              (0.11)     8.56     (7.71)     3.88         5.24
MainStay VP Cash Management -- Current 7-day yield is
  2.43%(4)                                                     (4.87)    (2.07)    (0.41)     2.15         2.26
MainStay VP Common Stock -- Service Class                      (0.77)    10.55     (3.58)     7.28         8.50
MainStay VP Convertible -- Service Class                       (1.76)     7.23      1.84       N/A         4.77
MainStay VP Developing Growth -- Service Class                  3.24     13.91     (1.02)      N/A         9.11
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.40)
MainStay VP Government -- Service Class                        (5.67)    (1.32)     2.11      3.75        (2.59)
MainStay VP High Yield Corporate Bond -- Service Class         (5.14)    12.42      8.31      7.58         7.33
MainStay VP Income & Growth -- Service Class                   (3.47)    10.81     (0.33)      N/A         6.87
MainStay VP International Equity -- Service Class              (0.45)    14.05      3.56      5.60        12.49
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                          (3.81)     5.20     (7.22)      N/A         1.02
MainStay VP Mid Cap Core -- Service Class                       6.78     20.30       N/A       N/A        17.98
MainStay VP Mid Cap Growth -- Service Class                     7.93     23.72       N/A       N/A        19.77
MainStay VP Mid Cap Value -- Service Class                     (2.59)    12.92       N/A       N/A        11.00
MainStay VP S&P 500 Index(5) -- Service Class                  (3.47)     9.89     (2.26)     7.00         6.68
MainStay VP Small Cap Growth -- Service Class                  (4.08)    13.20       N/A       N/A         9.49
MainStay VP Total Return -- Service Class                      (1.88)     6.52     (2.35)     4.86         3.83
MainStay VP Value -- Service Class                             (2.09)    10.47      0.97      6.08         8.62
MFS(R) Investors Trust Series -- Service Class                 (1.11)     9.26     (3.12)      N/A         6.59
MFS(R) Research Series -- Service Class                        (0.60)    11.81     (4.02)      N/A         9.06
MFS(R) Utilities Series -- Service Class                        7.71     23.48      1.26       N/A        21.22
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.81       N/A       N/A       N/A        11.46
Royce Micro-Cap Portfolio                                       3.13     20.10     13.84       N/A        13.92
Royce Small-Cap Portfolio                                       1.32     20.94     12.41       N/A         4.58
T. Rowe Price Equity Income Portfolio -- II                    (4.18)    10.29       N/A       N/A         7.78
Van Eck Worldwide Hard Assets                                  41.07     36.28     16.30      8.35        11.60
Van Kampen UIF Emerging Markets Equity -- Class II             23.60       N/A       N/A       N/A        33.60
Victory VIF Diversified Stock -- Class A Shares                 0.48     13.12      1.25       N/A         7.40
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(4)
Alger American Small Capitalization -- Class O Shares         9/21/88      10/1/96
Calvert Social Balanced                                        9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B           6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                 1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares           9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares   9/13/93      10/1/96
MainStay VP Balanced -- Service Class                          5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                       5/1/98       5/1/98
MainStay VP Bond -- Initial Class                             1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class             1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
  2.43%(4)                                                    1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                     1/23/84       5/1/95
MainStay VP Convertible -- Initial Class                      10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                 5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                     5/1/05       5/1/05
MainStay VP Government -- Initial Class                       1/29/93       5/1/95
MainStay VP High Yield Corporate Bond -- Initial Class         5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                   5/1/98       5/1/98
MainStay VP International Equity -- Initial Class              5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                          5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                      7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                    7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                     7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                 1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                  7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                     1/29/93       5/1/95
MainStay VP Value -- Initial Class                             5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                       7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                       5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                2/18/03       6/2/03
Royce Micro-Cap Portfolio                                    12/27/96       5/1/05
Royce Small-Cap Portfolio                                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                         3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                  9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I             10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                             appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.26     22.97     (1.22)     2.08         1.46
Calvert Social Balanced                                         4.19      9.38      0.79      5.19         6.04
Colonial Small Cap Value, Variable Series -- Class B            4.01     19.95     11.46       N/A         9.16
Dreyfus IP Technology Growth -- Initial Shares                  2.35     14.71     (9.88)      N/A        (2.63)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.32     18.49      5.17     10.54        10.05
Fidelity(R) VIP Equity-Income -- Initial Class                  4.40     13.85      2.52      7.13         6.87
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.38     24.94     10.48       N/A        22.94
Janus Aspen Series Balanced -- Institutional Shares             6.45      8.61      2.13      9.36         8.83
Janus Aspen Series Worldwide Growth -- Institutional Shares     4.40      9.66     (5.82)     6.90         5.11
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.57
MainStay VP Basic Value -- Initial Class                        3.98     12.94      0.63       N/A         1.99
MainStay VP Bond -- Initial Class                               0.77      2.15      4.40      4.33         4.62
MainStay VP Capital Appreciation -- Initial Class               6.91     11.20     (6.62)     4.16         5.61
MainStay VP Cash Management -- Current 7-day yield is
  2.43%(4)                                                      1.53      0.08      0.51      2.15         2.26
MainStay VP Common Stock -- Initial Class                       6.21     13.12     (2.44)     7.54         8.46
MainStay VP Convertible -- Initial Class                        5.13      9.86      3.04       N/A         6.87
MainStay VP Developing Growth -- Initial Class                 10.49     16.36      0.16       N/A        (0.58)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         0.96
MainStay VP Government -- Initial Class                         0.96      1.10      3.32      3.98         4.29
MainStay VP High Yield Corporate Bond -- Initial Class          1.52     14.91      9.58      7.85         8.20
MainStay VP Income & Growth -- Initial Class                    3.25     13.33      0.83       N/A         1.90
MainStay VP International Equity -- Initial Class               6.49     16.46      4.77      5.87         6.38
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                           2.90      7.77     (6.13)      N/A         2.77
MainStay VP Mid Cap Core -- Initial Class                      14.26     22.53       N/A       N/A         9.05
MainStay VP Mid Cap Growth -- Initial Class                    15.48     25.85       N/A       N/A         5.57
MainStay VP Mid Cap Value -- Initial Class                      4.23     15.39       N/A       N/A         5.49
MainStay VP S&P 500 Index(5) -- Initial Class                   3.32     12.48     (1.11)     7.27         8.34
MainStay VP Small Cap Growth -- Initial Class                   2.62     15.65       N/A       N/A         1.39
MainStay VP Total Return -- Initial Class                       5.03      9.14     (1.19)     5.14         6.11
MainStay VP Value -- Initial Class                              4.77     13.03      2.16      6.35         7.23
MFS(R) Investors Trust Series -- Initial Class                  5.83     11.86     (2.00)     5.91        (0.14)
MFS(R) Research Series -- Initial Class                         6.31     14.30     (2.91)     5.36         0.94
MFS(R) Utilities Series -- Service Class                       14.96     25.31      2.19       N/A        24.37
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.85       N/A       N/A       N/A        14.30
Royce Micro-Cap Portfolio                                      10.06     22.04     14.84       N/A        21.58
Royce Small-Cap Portfolio                                       8.14     22.85     13.45       N/A        11.61
T. Rowe Price Equity Income Portfolio                           2.48     12.85      4.26      8.56         4.75
Van Eck Worldwide Hard Assets                                  49.57     37.79     17.22      8.35        11.87
Van Kampen UIF Emerging Markets Equity -- Class I              32.00     33.24     14.40       N/A         5.77
Victory VIF Diversified Stock -- Class A Shares                 7.24     15.29      2.19       N/A        11.74
-----------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           8.00     21.07     (2.13)     2.08         1.46
Calvert Social Balanced                                        (2.38)     7.03     (0.13)     5.19         6.04
Colonial Small Cap Value, Variable Series -- Class B           (2.55)    17.95     10.44       N/A         3.02
Dreyfus IP Technology Growth -- Initial Shares                 (4.10)    12.51    (10.70)      N/A        (3.62)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.05     16.43      4.21     10.54        10.05
Fidelity(R) VIP Equity-Income -- Initial Class                 (2.18)    11.62      1.58      7.13         6.87
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.05     23.10      9.47       N/A        20.09
Janus Aspen Series Balanced -- Institutional Shares            (0.25)     6.28      1.19      9.36         8.83
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.18)     7.31     (6.68)     6.90         5.11
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.02)
MainStay VP Basic Value -- Initial Class                       (2.57)    10.68     (0.29)      N/A         1.74
MainStay VP Bond -- Initial Class                              (5.58)    (0.04)     3.44      4.33         4.62
MainStay VP Capital Appreciation -- Initial Class               0.17      8.86     (7.47)     4.16         5.61
MainStay VP Cash Management -- Current 7-day yield is
  2.43%(4)                                                     (4.87)    (2.07)    (0.41)     2.15         2.26
MainStay VP Common Stock -- Initial Class                      (0.48)    10.86     (3.33)     7.54         8.46
MainStay VP Convertible -- Initial Class                       (1.49)     7.50      2.09       N/A         6.87
MainStay VP Developing Growth -- Initial Class                  3.53     14.22     (0.76)      N/A        (0.81)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.40)
MainStay VP Government -- Initial Class                        (5.40)    (1.07)     2.37      3.98         4.29
MainStay VP High Yield Corporate Bond -- Initial Class         (4.88)    12.72      8.57      7.85         8.20
MainStay VP Income & Growth -- Initial Class                   (3.26)    11.08     (0.10)      N/A         1.66
MainStay VP International Equity -- Initial Class              (0.21)    14.34      3.81      5.87         6.38
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                          (3.58)     5.46     (6.99)      N/A         2.53
MainStay VP Mid Cap Core -- Initial Class                       7.06     20.61       N/A       N/A         7.94
MainStay VP Mid Cap Growth -- Initial Class                     8.20     24.04       N/A       N/A         4.50
MainStay VP Mid Cap Value -- Initial Class                     (2.33)    13.22       N/A       N/A         4.42
MainStay VP S&P 500 Index(5) -- Initial Class                  (3.19)    10.19     (2.01)     7.27         8.34
MainStay VP Small Cap Growth -- Initial Class                  (3.85)    13.49       N/A       N/A         0.36
MainStay VP Total Return -- Initial Class                      (1.59)     6.80     (2.10)     5.14         6.11
MainStay VP Value -- Initial Class                             (1.83)    10.76      1.23      6.35         7.23
MFS(R) Investors Trust Series -- Initial Class                 (0.84)     9.55     (2.90)     5.91        (0.38)
MFS(R) Research Series -- Initial Class                        (0.39)    12.09     (3.80)     5.36         0.70
MFS(R) Utilities Series -- Service Class                        7.71     23.48      1.26       N/A        21.22
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.81       N/A       N/A       N/A        11.46
Royce Micro-Cap Portfolio                                       3.13     20.10     13.84       N/A        13.92
Royce Small-Cap Portfolio                                       1.32     20.94     12.41       N/A         4.58
T. Rowe Price Equity Income Portfolio                          (3.98)    10.58      3.30      8.56         4.50
Van Eck Worldwide Hard Assets                                  41.07     36.28     16.30      8.35        11.60
Van Kampen UIF Emerging Markets Equity -- Class I              23.68     31.62     13.38       N/A         5.77
Victory VIF Diversified Stock -- Class A Shares                 0.48     13.12      1.25       N/A         7.40
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $20,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

(1) This version of the LifeStages(R) Flexible Premium Variable Annuity was first offered on October 1, 1999. Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00317664 CV

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER            INCEPTION   INCEPTION       1         3         5        10
INVESTMENT DIVISIONS                                            DATE       DATE(1)     YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)
Alger American Small Capitalization -- Class S Shares           5/1/02     11/15/04     14.81     22.66       N/A       N/A
Calvert Social Balanced                                         9/2/86     11/15/04      4.03      9.22      0.64      5.04
Colonial Small Cap Value, Variable Series, Class B              6/1/00     11/15/04      3.85     19.77     11.30       N/A
Dreyfus IP Technology Growth -- Service Shares                12/29/00     11/15/04      1.89     14.25    (10.27)      N/A
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00     11/15/04     14.86     18.02      4.75     10.19
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00     11/15/04      3.95     13.39      2.11      6.78
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00     11/15/04     16.21     24.75     10.32       N/A
Janus Aspen Series Balanced -- Service Shares                 12/31/99     11/15/04      6.01      8.17      1.72       N/A
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99     11/15/04      3.95      9.22     (6.20)      N/A
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05       N/A       N/A       N/A       N/A
MainStay VP Basic Value -- Service Class                        6/2/03     11/15/04      3.59     12.51      0.24       N/A
MainStay VP Bond -- Service Class                               6/2/03     11/15/04      0.33      1.74      3.97      3.90
MainStay VP Capital Appreciation -- Service Class               6/2/03     11/15/04      6.44     10.75     (7.00)     3.72
MainStay VP Cash Management -- Current 7-day yield is
 2.27%(3)                                                      1/29/03     11/15/04      1.38     (0.07)     0.36      2.00
MainStay VP Common Stock -- Service Class                       6/2/03     11/15/04      5.74     12.66     (2.84)     7.11
MainStay VP Convertible -- Service Class                        6/2/03     11/15/04      4.69      9.42      2.63       N/A
MainStay VP Developing Growth -- Service Class                  6/2/03     11/15/04     10.01     15.88     (0.25)      N/A
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05       N/A       N/A       N/A       N/A
MainStay VP Government -- Service Class                         6/2/03     11/15/04      0.52      0.69      2.90      3.56
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03     11/15/04      1.09     14.45      9.15      7.42
MainStay VP Income & Growth -- Service Class                    6/2/03     11/15/04      2.87     12.90      0.44       N/A
MainStay VP International Equity -- Service Class               6/2/03     11/15/04      6.09     16.01      4.36      5.45
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            6/2/03     11/15/04      2.50      7.35     (6.50)      N/A
MainStay VP Mid Cap Core -- Service Class                       6/2/03     11/15/04     13.79     22.04       N/A       N/A
MainStay VP Mid Cap Growth -- Service Class                     6/2/03     11/15/04     15.01     25.35       N/A       N/A
MainStay VP Mid Cap Value -- Service Class                      6/2/03     11/15/04      3.81     14.93       N/A       N/A
MainStay VP S&P 500 Index(4) -- Service Class                   6/2/03     11/15/04      2.87     12.02     (1.51)     6.84
MainStay VP Small Cap Growth -- Service Class                   6/2/03     11/15/04      2.22     15.19       N/A       N/A
MainStay VP Total Return -- Service Class                       6/2/03     11/15/04      4.56      8.69     (1.59)     4.71
MainStay VP Value -- Service Class                              6/2/03     11/15/04      4.34     12.58      1.76      5.92
MFS(R) Investors Trust Series -- Service Class                  5/1/00     11/15/04      5.38     11.42     (2.37)      N/A
MFS(R) Research Series -- Service Class                         5/1/00     11/15/04      5.92     13.86     (3.27)      N/A
MFS(R) Utilities Series -- Service Class                        5/1/00     11/15/04     14.78     25.13      2.04       N/A
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03     11/15/04     11.69       N/A       N/A       N/A
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05      9.90     21.85     14.66       N/A
Royce Small-Cap Portfolio                                     12/27/96       5/1/05      7.97     22.66     13.28       N/A
T. Rowe Price Equity Income Portfolio -- II                    4/30/02     11/15/04      2.10     12.40       N/A       N/A
Van Eck Worldwide Hard Assets                                   9/1/89     11/15/04     49.35     37.58     17.04      8.19
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03     11/15/04     31.72       N/A       N/A       N/A
Victory VIF Diversified Stock -- Class A Shares                 7/1/99     11/15/04      6.87     14.89      1.83       N/A
----------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                 SINCE
                                                               INVESTMENT
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER              DIVISION
INVESTMENT DIVISIONS                                          INCEPTION(2)
Alger American Small Capitalization -- Class S Shares             17.55
Calvert Social Balanced                                           (0.62)
Colonial Small Cap Value, Variable Series, Class B                 6.03
Dreyfus IP Technology Growth -- Service Shares                    10.03
Fidelity(R) VIP Contrafund(R) -- Service Class 2                  16.09
Fidelity(R) VIP Equity-Income -- Service Class 2                   5.42
Fidelity(R) VIP Mid Cap -- Service Class 2                        19.54
Janus Aspen Series Balanced -- Service Shares                      7.62
Janus Aspen Series Worldwide Growth -- Service Shares              4.27
MainStay VP Balanced -- Service Class                              4.14
MainStay VP Basic Value -- Service Class                           5.25
MainStay VP Bond -- Service Class                                  0.52
MainStay VP Capital Appreciation -- Service Class                  8.82
MainStay VP Cash Management -- Current 7-day yield is
 2.27%(3)                                                          0.79
MainStay VP Common Stock -- Service Class                          5.34
MainStay VP Convertible -- Service Class                           5.63
MainStay VP Developing Growth -- Service Class                    10.02
MainStay VP Floating Rate -- Service Class                         1.41
MainStay VP Government -- Service Class                            0.58
MainStay VP High Yield Corporate Bond -- Service Class             2.63
MainStay VP Income & Growth -- Service Class                       4.17
MainStay VP International Equity -- Service Class                  7.61
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                              13.17
MainStay VP Mid Cap Core -- Service Class                         15.46
MainStay VP Mid Cap Growth -- Service Class                       17.23
MainStay VP Mid Cap Value -- Service Class                         6.22
MainStay VP S&P 500 Index(4) -- Service Class                      4.96
MainStay VP Small Cap Growth -- Service Class                      4.92
MainStay VP Total Return -- Service Class                          5.54
MainStay VP Value -- Service Class                                 5.91
MFS(R) Investors Trust Series -- Service Class                     7.29
MFS(R) Research Series -- Service Class                            7.65
MFS(R) Utilities Series -- Service Class                          25.91
Neuberger Berman AMT Mid-Cap Growth -- Class S                    16.37
Royce Micro-Cap Portfolio                                         22.68
Royce Small-Cap Portfolio                                          5.59
T. Rowe Price Equity Income Portfolio -- II                        4.97
Van Eck Worldwide Hard Assets                                     17.23
Van Kampen UIF Emerging Markets Equity -- Class II                36.21
Victory VIF Diversified Stock -- Class A Shares                    6.69
----------------------------------------------------------------------------------------------------------------------------
                                                                Negative
                                                                numbers
                                                               appear in
                                                              parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.55%. A POLICY SERVICE FEE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.

NO CONTINGENT DEFERRED SALES CHARGES ARE ASSESSED UNDER THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004             INCEPTION   INCEPTION       1         3         5        10
INVESTMENT DIVISIONS                                            DATE       DATE(1)     YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      3/13/00     15.09     22.79     (1.37)     1.92
Calvert Social Balanced                                         9/2/86      3/13/00      4.03      9.22      0.64      5.04
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04      3.85     19.77     11.30       N/A
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      3/13/00      2.19     14.53    (10.01)      N/A
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      3/13/00     15.14     18.31      5.01     10.38
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      3/13/00      4.24     13.68      2.37      6.97
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03     16.21     24.75     10.32       N/A
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      3/13/00      6.29      8.45      1.98      9.20
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      3/13/00      4.24      9.50     (5.96)     6.74
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05       N/A       N/A       N/A       N/A
MainStay VP Basic Value -- Initial Class                        5/1/98      3/13/00      3.82     12.77      0.48       N/A
MainStay VP Bond -- Initial Class                              1/23/84      3/13/00      0.61      2.00      4.24      4.17
MainStay VP Capital Appreciation -- Initial Class              1/29/93      3/13/00      6.75     11.03     (6.76)     4.00
MainStay VP Cash Management -- Current 7-day yield is
 2.27%(3)                                                      1/29/93      3/13/00      1.38     (0.07)     0.36      2.00
MainStay VP Common Stock -- Initial Class                      1/23/84      3/13/00      6.05     12.95     (2.59)     7.38
MainStay VP Convertible -- Initial Class                       10/1/96      3/13/00      4.95      9.69      2.88       N/A
MainStay VP Developing Growth -- Initial Class                  5/1/98      3/13/00     10.33     16.18      0.01       N/A
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05       N/A       N/A       N/A       N/A
MainStay VP Government -- Initial Class                        1/29/93      3/13/00      0.81      0.95      3.16      3.83
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      3/13/00      1.37     14.74      9.41      7.69
MainStay VP Income & Growth -- Initial Class                    5/1/98      3/13/00      3.08     13.16      0.68       N/A
MainStay VP International Equity -- Initial Class               5/1/95      3/13/00      6.34     16.29      4.61      5.71
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            5/1/98      3/13/00      2.75      7.60      6.27       N/A
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01     14.08     22.35       N/A       N/A
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01     15.31     25.66       N/A       N/A
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01      4.08     15.22       N/A       N/A
MainStay VP S&P 500 Index(4) -- Initial Class                  1/29/93      3/13/00      3.16     12.31     (1.25)     7.11
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01      2.47     15.48       N/A       N/A
MainStay VP Total Return -- Initial Class                      1/29/93      3/13/00      4.87      8.98     (1.34)     4.98
MainStay VP Value -- Initial Class                              5/1/95      3/13/00      4.61     12.86      2.01      6.19
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      3/13/00      5.67     11.69     (2.14)     5.75
MFS(R) Research Series -- Initial Class                        7/26/95      3/13/00      6.15     14.13     (3.05)     5.21
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04     14.78     25.13      2.04       N/A
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04     11.69       N/A       N/A       N/A
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05      9.90     21.85     14.66       N/A
Royce Small-Cap Portfolio                                     12/27/96       5/1/05      7.97     22.66     13.28       N/A
T. Rowe Price Equity Income Portfolio                          3/31/94      3/13/00      2.33     12.68      4.10      8.40
Van Eck Worldwide Hard Assets                                   9/1/89      3/13/00     49.35     37.58     17.04      8.19
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      3/13/00     31.80     33.03     14.22       N/A
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04      6.87     14.89      1.83       N/A
----------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                 SINCE
                                                               INVESTMENT
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004               DIVISION
INVESTMENT DIVISIONS                                          INCEPTION(2)
Alger American Small Capitalization -- Class O Shares             (3.93)
Calvert Social Balanced                                           (0.62)
Colonial Small Cap Value, Variable Series -- Class B               6.03
Dreyfus IP Technology Growth -- Initial Shares                     1.79
Fidelity(R) VIP Contrafund(R) -- Initial Class                     4.33
Fidelity(R) VIP Equity-Income -- Initial Class                     3.29
Fidelity(R) VIP Mid Cap -- Service Class 2                        19.54
Janus Aspen Series Balanced -- Institutional Shares                2.19
Janus Aspen Series Worldwide Growth -- Institutional Shares       (6.79)
MainStay VP Balanced -- Service Class                              4.14
MainStay VP Basic Value -- Initial Class                           1.31
MainStay VP Bond -- Initial Class                                  4.97
MainStay VP Capital Appreciation -- Initial Class                 (6.92)
MainStay VP Cash Management -- Current 7-day yield is
 2.27%(3)                                                          0.79
MainStay VP Common Stock -- Initial Class                         (3.45)
MainStay VP Convertible -- Initial Class                           0.74
MainStay VP Developing Growth -- Initial Class                    (1.65)
MainStay VP Floating Rate -- Service Class                         1.41
MainStay VP Government -- Initial Class                            4.00
MainStay VP High Yield Corporate Bond -- Initial Class             6.99
MainStay VP Income & Growth -- Initial Class                      (0.88)
MainStay VP International Equity -- Initial Class                  2.97
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                              (6.45)
MainStay VP Mid Cap Core -- Initial Class                         12.81
MainStay VP Mid Cap Growth -- Initial Class                       12.07
MainStay VP Mid Cap Value -- Initial Class                         5.30
MainStay VP S&P 500 Index(4) -- Initial Class                     (2.19)
MainStay VP Small Cap Growth -- Initial Class                      1.94
MainStay VP Total Return -- Initial Class                         (2.69)
MainStay VP Value -- Initial Class                                 3.64
MFS(R) Investors Trust Series -- Initial Class                    (2.38)
MFS(R) Research Series -- Initial Class                           (4.85)
MFS(R) Utilities Series -- Service Class                          25.91
Neuberger Berman AMT Mid-Cap Growth -- Class S                    16.37
Royce Micro-Cap Portfolio                                         22.68
Royce Small-Cap Portfolio                                          5.59
T. Rowe Price Equity Income Portfolio                              5.62
Van Eck Worldwide Hard Assets                                     17.23
Van Kampen UIF Emerging Markets Equity -- Class I                  3.51
Victory VIF Diversified Stock -- Class A Shares                    6.69
----------------------------------------------------------------------------------------------------------------------------
                                                                Negative
                                                                numbers
                                                               appear in
                                                              parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.55%. A POLICY SERVICE FEE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.


NO CONTINGENT DEFERRED SALES CHARGES ARE ASSESSED UNDER THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

(1) The LifeStages(R) Access Variable Annuity was re-introduced for new sales on November 15, 2004. Policies issued before this date do not allow additional premium payments to be made. These policyholders can continue to reallocate their current premiums within the LifeStages(R) Access Variable Annuity and existing policies will continue to be serviced. Certain Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER NOVEMBER 15, 2004, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 00317664 CV

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
 2.22%(4)                                                       6/2/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.75     22.60       N/A       N/A        19.88
Calvert Social Balanced                                         3.98      9.16      0.59      4.98        (1.20)
Colonial Small Cap Value, Variable Series -- Class B            3.80     19.71     11.24       N/A         8.64
Dreyfus IP Technology Growth -- Service Shares                  1.84     14.20    (10.31)      N/A         6.38
Fidelity(R) VIP Contrafund(R) -- Service Class 2               14.80     17.96      4.70     10.14        17.28
Fidelity(R) VIP Equity-Income -- Service Class 2                3.90     13.33      2.05      6.73        10.58
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.15     24.69     10.26       N/A        22.81
Janus Aspen Series Balanced -- Service Shares                   5.96      8.12      1.67       N/A         7.13
Janus Aspen Series Worldwide Growth -- Service Shares           3.90      9.17     (6.25)      N/A         8.14
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.45
MainStay VP Basic Value -- Service Class                        3.54     12.45      0.19       N/A        10.17
MainStay VP Bond -- Service Class                               0.28      1.69      3.92      3.85         0.59
MainStay VP Capital Appreciation -- Service Class               6.39     10.69     (7.04)     3.67         8.24
MainStay VP Cash Management -- Current 7-day yield is
 2.22%(4)                                                       1.33     (0.12)     0.31      1.95         0.63
MainStay VP Common Stock -- Service Class                       5.69     12.60     (2.88)     7.06        10.86
MainStay VP Convertible -- Service Class                        4.63      9.36      2.58       N/A         7.45
MainStay VP Developing Growth -- Service Class                  9.96     15.82     (0.30)      N/A        11.22
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         0.84
MainStay VP Government -- Service Class                         0.47      0.64      2.85      3.51        (0.48)
MainStay VP High Yield Corporate Bond -- Service Class          1.04     14.39      9.09      7.37         9.69
MainStay VP Income & Growth -- Service Class                    2.81     12.84      0.39       N/A        10.74
MainStay VP International Equity -- Service Class               6.04     15.95      4.30      5.39        14.41
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            2.45      7.29     (6.54)      N/A         3.36
MainStay VP Mid Cap Core -- Service Class                      13.74     21.98       N/A       N/A        19.99
MainStay VP Mid Cap Growth -- Service Class                    14.95     25.29       N/A       N/A        21.05
MainStay VP Mid Cap Value -- Service Class                      3.76     14.87       N/A       N/A        14.11
MainStay VP S&P 500 Index(5) -- Service Class                   2.82     11.97     (1.55)     6.78         9.03
MainStay VP Small Cap Growth -- Service Class                   2.16     15.14       N/A       N/A        12.48
MainStay VP Total Return -- Service Class                       4.51      8.64     (1.64)     4.65         6.29
MainStay VP Value -- Service Class                              4.29     12.52      1.70      5.87        11.00
MFS(R) Investors Trust Series -- Service Class                  5.33     11.36     (2.42)      N/A         9.39
MFS(R) Research Series -- Service Class                         5.87     13.80     (3.32)      N/A        11.32
MFS(R) Utilities Series -- Service Class                       14.73     25.06      1.99       N/A        24.13
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.63       N/A       N/A       N/A        14.36
Royce Micro-Cap Portfolio                                       9.84     21.79     14.61       N/A        20.35
Royce Small-Cap Portfolio                                       7.92     22.60     13.22       N/A         8.18
T. Rowe Price Equity Income Portfolio -- II                     2.05     12.34       N/A       N/A        10.22
Van Eck Worldwide Hard Assets                                  49.27     37.51     16.99      8.14        17.92
Van Kampen UIF Emerging Markets Equity -- Class II             31.65       N/A       N/A       N/A        34.06
Victory VIF Diversified Stock -- Class A Shares                 7.03     15.06      1.98       N/A        10.92
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.75     20.80       N/A       N/A        17.51
Calvert Social Balanced                                        (3.51)     6.88     (0.52)     4.98        (2.05)
Colonial Small Cap Value, Variable Series -- Class B           (3.67)    17.82     10.44       N/A         1.61
Dreyfus IP Technology Growth -- Service Shares                 (5.49)    12.11    (11.30)      N/A         3.50
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.80     16.01      3.68     10.14        14.82
Fidelity(R) VIP Equity-Income -- Service Class 2               (3.58)    11.22      0.93      6.73         7.86
Fidelity(R) VIP Mid Cap -- Service Class 2                      8.15     22.95      9.44       N/A        20.08
Janus Aspen Series Balanced -- Service Shares                  (1.67)     5.79      0.55       N/A         4.27
Janus Aspen Series Worldwide Growth -- Service Shares          (3.58)     6.88     (7.28)      N/A         5.34
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.07)
MainStay VP Basic Value -- Service Class                       (3.91)    10.30     (0.92)      N/A         7.40
MainStay VP Bond -- Service Class                              (6.94)    (0.81)     2.87      3.85        (2.29)
MainStay VP Capital Appreciation -- Service Class              (1.27)     8.47     (8.07)     3.67         5.43
MainStay VP Cash Management -- Current 7-day yield is
 2.22%(4)                                                      (5.97)    (2.58)    (0.80)     1.95        (0.22)
MainStay VP Common Stock -- Service Class                      (1.92)    10.46     (3.96)     7.06         8.17
MainStay VP Convertible -- Service Class                       (2.90)     7.08      1.47       N/A         4.61
MainStay VP Developing Growth -- Service Class                  2.04     13.80     (1.40)      N/A         8.50
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.42)
MainStay VP Government -- Service Class                        (6.77)    (1.84)     1.75      3.51        (3.35)
MainStay VP High Yield Corporate Bond -- Service Class         (6.24)    12.32      8.23      7.37         6.95
MainStay VP Income & Growth -- Service Class                   (4.59)    10.71     (0.72)      N/A         7.98
MainStay VP International Equity -- Service Class              (1.60)    13.93      3.27      5.39        11.82
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                           (4.93)     4.92     (7.58)      N/A         0.40
MainStay VP Mid Cap Core -- Service Class                       5.74     20.16       N/A       N/A        17.63
MainStay VP Mid Cap Growth -- Service Class                     6.95     23.57       N/A       N/A        18.71
MainStay VP Mid Cap Value -- Service Class                     (3.71)    12.82       N/A       N/A        11.53
MainStay VP S&P 500 Index(5) -- Service Class                  (4.58)     9.80     (2.64)     6.78         6.26
MainStay VP Small Cap Growth -- Service Class                  (5.19)    13.09       N/A       N/A         9.83
MainStay VP Total Return -- Service Class                      (3.02)     6.33     (2.73)     4.65         3.39
MainStay VP Value -- Service Class                             (3.22)    10.37      0.58      5.87         8.31
MFS(R) Investors Trust Series -- Service Class                 (2.25)     9.17     (3.50)      N/A         6.64
MFS(R) Research Series -- Service Class                        (1.75)    11.70     (4.39)      N/A         8.64
MFS(R) Utilities Series -- Service Class                        6.73     23.33      0.86       N/A        21.60
Neuberger Berman AMT Mid-Cap Growth -- Class S                  3.63       N/A       N/A       N/A        11.70
Royce Micro-Cap Portfolio                                       1.94     19.97     13.90       N/A        12.35
Royce Small-Cap Portfolio                                       0.15     20.80     12.48       N/A         0.39
T. Rowe Price Equity Income Portfolio -- II                    (5.29)    10.19       N/A       N/A         7.51
Van Eck Worldwide Hard Assets                                  41.27     36.09     16.34      8.14        17.43
Van Kampen UIF Emerging Markets Equity -- Class II             23.65       N/A       N/A       N/A        32.03
Victory VIF Diversified Stock -- Class A Shares                (0.68)    13.01      0.86       N/A         6.29
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00
Calvert Social Balanced                                         9/2/86      7/10/00
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98      7/10/00
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00
MainStay VP Cash Management -- Current 7-day yield is
 2.22%(4)                                                      1/29/93      7/10/00
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00
MainStay VP Developing Growth -- Initial Class                  5/1/98      7/10/00
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      7/10/00
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00
MainStay VP Income & Growth -- Initial Class                    5/1/98      7/10/00
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            5/1/98      7/10/00
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      7/10/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00
MainStay VP Value -- Initial Class                              5/1/95      7/10/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                                     appear in
                                                                   parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.03     22.73     (1.42)     1.87        (5.42)
Calvert Social Balanced                                         3.98      9.16      0.59      4.98        (1.20)
Colonial Small Cap Value, Variable Series -- Class B            3.80     19.71     11.24       N/A         8.64
Dreyfus IP Technology Growth -- Initial Shares                  2.14     14.48    (10.96)      N/A        (2.40)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.09     18.25      4.96     10.32         3.71
Fidelity(R) VIP Equity-Income -- Initial Class                  4.19     13.62      2.32      6.91         3.08
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.15     24.69     10.26       N/A        22.81
Janus Aspen Series Balanced -- Institutional Shares             6.24      8.39      1.93      9.14         1.12
Janus Aspen Series Worldwide Growth -- Institutional Shares     4.19      9.44     (6.01)     6.68        (8.50)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.45
MainStay VP Basic Value -- Initial Class                        3.77     12.72      0.43       N/A         1.07
MainStay VP Bond -- Initial Class                               0.56      1.95      4.19      4.12         4.71
MainStay VP Capital Appreciation -- Initial Class               6.69     10.98     (6.81)     3.95        (8.74)
MainStay VP Cash Management -- Current 7-day yield is
 2.22%(4)                                                       1.33     (0.12)     0.31      1.95         0.63
MainStay VP Common Stock -- Initial Class                       6.00     12.89     (2.63)     7.33        (3.46)
MainStay VP Convertible -- Initial Class                        4.90      9.63      2.83       N/A        (0.06)
MainStay VP Developing Growth -- Initial Class                 10.27     16.12     (0.04)      N/A        (1.59)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         0.84
MainStay VP Government -- Initial Class                         0.76      0.90      3.11      3.78         3.88
MainStay VP High Yield Corporate Bond -- Initial Class          1.32     14.68      9.36      7.63         6.90
MainStay VP Income & Growth -- Initial Class                    3.03     13.10      0.63       N/A        (1.26)
MainStay VP International Equity -- Initial Class               6.28     16.23      4.56      5.66         3.02
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            2.70      7.55     (6.32)      N/A        (9.37)
MainStay VP Mid Cap Core -- Initial Class                      14.03     22.29       N/A       N/A        10.27
MainStay VP Mid Cap Growth -- Initial Class                    15.25     25.60       N/A       N/A         5.99
MainStay VP Mid Cap Value -- Initial Class                      4.03     15.16       N/A       N/A         5.64
MainStay VP S&P 500 Index(5) -- Initial Class                   3.11     12.25     (1.30)     7.06        (2.79)
MainStay VP Small Cap Growth -- Initial Class                   2.41     15.42       N/A       N/A         1.20
MainStay VP Total Return -- Initial Class                       4.82      8.92     (1.39)     4.93        (3.58)
MainStay VP Value -- Initial Class                              4.56     12.80      1.96      6.14         2.92
MFS(R) Investors Trust Series -- Initial Class                  5.62     11.64     (2.19)     5.70        (2.78)
MFS(R) Research Series -- Initial Class                         6.09     14.07     (3.10)     5.15        (5.80)
MFS(R) Utilities Series -- Service Class                       14.73     25.06      1.99       N/A        24.13
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.63       N/A       N/A       N/A        14.36
Royce Micro-Cap Portfolio                                       9.84     21.79     14.61       N/A        20.35
Royce Small-Cap Portfolio                                       7.92     22.60     13.22       N/A         8.18
T. Rowe Price Equity Income Portfolio                           2.28     12.63      4.05      8.35         5.39
Van Eck Worldwide Hard Assets                                  49.27     37.51     16.99      8.14        17.92
Van Kampen UIF Emerging Markets Equity -- Class I              31.74     32.97     14.17       N/A         6.55
Victory VIF Diversified Stock -- Class A Shares                 7.03     15.06      1.98       N/A        10.92
------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           7.03     20.93     (2.51)     1.87        (6.23)
Calvert Social Balanced                                        (3.51)     6.88     (0.52)     4.98        (2.05)
Colonial Small Cap Value, Variable Series -- Class B           (3.67)    17.82     10.44       N/A         1.61
Dreyfus IP Technology Growth -- Initial Shares                 (5.21)    12.40    (11.05)      N/A        (3.61)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  7.09     16.31      3.95     10.32         2.91
Fidelity(R) VIP Equity-Income -- Initial Class                 (3.31)    11.51      1.20      6.91         2.26
Fidelity(R) VIP Mid Cap -- Service Class 2                      8.15     22.95      9.44       N/A        20.08
Janus Aspen Series Balanced -- Institutional Shares            (1.41)     6.07      0.80      9.14         0.26
Janus Aspen Series Worldwide Growth -- Institutional Shares    (3.31)     7.17     (7.05)     6.68        (9.28)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.07)
MainStay VP Basic Value -- Initial Class                       (3.70)    10.58     (0.68)      N/A         0.21
MainStay VP Bond -- Initial Class                              (6.68)    (0.56)     3.15      4.12         3.94
MainStay VP Capital Appreciation -- Initial Class              (0.99)     8.77     (7.83)     3.95        (9.51)
MainStay VP Cash Management -- Current 7-day yield is
 2.22%(4)                                                      (5.97)    (2.58)    (0.80)     1.95        (0.22)
MainStay VP Common Stock -- Initial Class                      (1.63)    10.76     (3.71)     7.33        (4.28)
MainStay VP Convertible -- Initial Class                       (2.65)     7.37      1.73       N/A        (0.92)
MainStay VP Developing Growth -- Initial Class                  2.33     14.11     (1.15)      N/A        (2.42)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.42)
MainStay VP Government -- Initial Class                        (6.50)    (1.58)     2.02      3.78         3.07
MainStay VP High Yield Corporate Bond -- Initial Class         (5.98)    12.62      8.51      7.63         6.20
MainStay VP Income & Growth -- Initial Class                   (4.39)    10.97     (0.48)      N/A        (2.10)
MainStay VP International Equity -- Initial Class              (1.37)    14.22      3.54      5.66         2.19
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                           (4.70)     5.19     (7.35)      N/A       (10.14)
MainStay VP Mid Cap Core -- Initial Class                       6.03     20.48       N/A       N/A         9.26
MainStay VP Mid Cap Growth -- Initial Class                     7.25     23.89       N/A       N/A         4.87
MainStay VP Mid Cap Value -- Initial Class                     (3.46)    13.11       N/A       N/A         4.52
MainStay VP S&P 500 Index(5) -- Initial Class                  (4.31)    10.10     (2.39)     7.06        (3.61)
MainStay VP Small Cap Growth -- Initial Class                  (4.96)    13.38       N/A       N/A        (0.05)
MainStay VP Total Return -- Initial Class                      (2.73)     6.63     (2.48)     4.93        (4.41)
MainStay VP Value -- Initial Class                             (2.97)    10.67      0.83      6.14         2.07
MFS(R) Investors Trust Series -- Initial Class                 (1.99)     9.45     (3.27)     5.70        (3.61)
MFS(R) Research Series -- Initial Class                        (1.54)    11.99     (4.17)     5.15        (6.60)
MFS(R) Utilities Series -- Service Class                        6.73     23.33      0.86       N/A        21.60
Neuberger Berman AMT Mid-Cap Growth -- Class S                  3.63       N/A       N/A       N/A        11.70
Royce Micro-Cap Portfolio                                       1.94     19.97     13.90       N/A        12.35
Royce Small-Cap Portfolio                                       0.15     20.80     12.48       N/A         0.39
T. Rowe Price Equity Income Portfolio                          (5.09)    10.48      3.01      8.35         4.63
Van Eck Worldwide Hard Assets                                  41.27     36.09     16.34      8.14        17.43
Van Kampen UIF Emerging Markets Equity -- Class I              23.74     31.44     13.45       N/A         5.83
Victory VIF Diversified Stock -- Class A Shares                (0.68)    13.01      0.86       N/A         6.29
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

(1) The LifeStages(R) Premium Plus Variable Annuity was first offered for sale on November 13, 2000. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 00317664 CV

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
 2.37%(4)                                                      1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.92     22.78       N/A       N/A        20.04
Calvert Social Balanced                                         4.13      9.32      0.74      5.14         5.36
Colonial Small Cap Value, Variable Series -- Class B            3.95     19.89     11.41       N/A         8.54
Dreyfus IP Technology Growth -- Service Shares                  2.00     14.37    (10.18)      N/A         6.54
Fidelity(R) VIP Contrafund(R) -- Service Class 2               14.97     18.14      4.85     10.30        18.28
Fidelity(R) VIP Equity-Income -- Service Class 2                4.06     13.50      2.21      6.89        11.03
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.32     24.88     10.43       N/A        23.66
Janus Aspen Series Balanced -- Service Shares                   6.12      8.28      1.82       N/A         7.01
Janus Aspen Series Worldwide Growth -- Service Shares           4.05      9.33     (6.11)      N/A         8.26
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.55
MainStay VP Basic Value -- Service Class                        3.70     12.62      0.34       N/A        10.23
MainStay VP Bond -- Service Class                               0.43      1.84      4.08      4.00         0.74
MainStay VP Capital Appreciation -- Service Class               6.55     10.86     (6.90)     3.83         7.87
MainStay VP Cash Management -- Current 7-day yield is
 2.37%(4)                                                       1.48      0.03      0.46      2.10        (0.02)
MainStay VP Common Stock -- Service Class                       5.85     12.77     (2.74)     7.22        11.21
MainStay VP Convertible -- Service Class                        4.79      9.52      2.73       N/A         7.19
MainStay VP Developing Growth -- Service Class                 10.12     15.99     (0.15)      N/A        11.76
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         0.94
MainStay VP Government -- Service Class                         0.62      0.79      3.00      3.66        (0.11)
MainStay VP High Yield Corporate Bond -- Service Class          1.19     14.56      9.25      7.53        10.25
MainStay VP Income & Growth -- Service Class                    2.97     13.01      0.54       N/A        10.51
MainStay VP International Equity -- Service Class               6.20     16.13      4.46      5.55        14.64
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            2.60      7.45     (6.40)      N/A         3.51
MainStay VP Mid Cap Core -- Service Class                      13.91     22.16       N/A       N/A        20.17
MainStay VP Mid Cap Growth -- Service Class                    15.12     25.48       N/A       N/A        21.23
MainStay VP Mid Cap Value -- Service Class                      3.91     15.05       N/A       N/A        13.69
MainStay VP S&P 500 Index(5) -- Service Class                   2.97     12.13     (1.41)     6.94         9.35
MainStay VP Small Cap Growth -- Service Class                   2.32     15.31       N/A       N/A        11.43
MainStay VP Total Return -- Service Class                       4.66      8.80     (1.49)     4.81         6.91
MainStay VP Value -- Service Class                              4.44     12.69      1.86      6.03        11.97
MFS(R) Investors Trust Series -- Service Class                  5.49     11.53     (2.27)      N/A         9.74
MFS(R) Research Series -- Service Class                         6.03     13.97     (3.18)      N/A        10.82
MFS(R) Utilities Series -- Service Class                       14.90     25.25      2.14       N/A        23.80
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.80       N/A       N/A       N/A        15.89
Royce Micro-Cap Portfolio                                      10.01     21.98     14.78       N/A        18.49
Royce Small-Cap Portfolio                                       8.08     22.79     13.39       N/A         9.69
T. Rowe Price Equity Income Portfolio -- II                     2.21     12.51       N/A       N/A        10.66
Van Eck Worldwide Hard Assets                                  49.50     37.72     17.16      8.30        24.28
Van Kampen UIF Emerging Markets Equity -- Class II             31.85       N/A       N/A       N/A        35.60
Victory VIF Diversified Stock -- Class A Shares                 7.19     15.24      2.14       N/A         9.81
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           7.92     21.22       N/A       N/A        17.95
Calvert Social Balanced                                        (2.43)     7.34     (0.37)     5.14         3.87
Colonial Small Cap Value, Variable Series -- Class B           (2.59)    18.24     10.62       N/A         2.41
Dreyfus IP Technology Growth -- Service Shares                 (4.43)    12.55    (11.17)      N/A         4.04
Fidelity(R) VIP Contrafund(R) -- Service Class 2                7.97     16.44      3.84     10.30        16.17
Fidelity(R) VIP Equity-Income -- Service Class 2               (2.50)    11.66      1.08      6.89         8.69
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.32     23.36      9.61       N/A        21.33
Janus Aspen Series Balanced -- Service Shares                  (0.57)     6.25      0.70       N/A         4.52
Janus Aspen Series Worldwide Growth -- Service Shares          (2.50)     7.34     (7.14)      N/A         5.82
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.04)
MainStay VP Basic Value -- Service Class                       (2.84)    10.75     (0.77)      N/A         7.83
MainStay VP Bond -- Service Class                              (5.90)    (0.35)     3.03      4.00        (1.77)
MainStay VP Capital Appreciation -- Service Class              (0.16)     8.93     (7.93)     3.83         5.42
MainStay VP Cash Management -- Current 7-day yield is
 2.37%(4)                                                      (4.91)    (2.12)    (0.65)     2.10        (1.54)
MainStay VP Common Stock -- Service Class                      (0.82)    10.90     (3.81)     7.22         8.88
MainStay VP Convertible -- Service Class                       (1.81)     7.54      1.63       N/A         4.71
MainStay VP Developing Growth -- Service Class                  3.18     14.23     (1.25)      N/A         9.44
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.42)
MainStay VP Government -- Service Class                        (5.72)    (1.37)     1.91      3.66        (2.60)
MainStay VP High Yield Corporate Bond -- Service Class         (5.19)    12.76      8.40      7.53         7.88
MainStay VP Income & Growth -- Service Class                   (3.52)    11.15     (0.57)      N/A         8.12
MainStay VP International Equity -- Service Class              (0.49)    14.37      3.43      5.55        12.41
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                           (3.86)     5.39     (7.44)      N/A         0.93
MainStay VP Mid Cap Core -- Service Class                       6.91     20.58       N/A       N/A        18.11
MainStay VP Mid Cap Growth -- Service Class                     8.12     23.98       N/A       N/A        19.19
MainStay VP Mid Cap Value -- Service Class                     (2.63)    13.25       N/A       N/A        11.44
MainStay VP S&P 500 Index(5) -- Service Class                  (3.51)    10.25     (2.50)     6.94         6.95
MainStay VP Small Cap Growth -- Service Class                  (4.13)    13.53       N/A       N/A         9.10
MainStay VP Total Return -- Service Class                      (1.93)     6.79     (2.58)     4.81         4.42
MainStay VP Value -- Service Class                             (2.14)    10.82      0.73      6.03         9.66
MFS(R) Investors Trust Series -- Service Class                 (1.16)     9.62     (3.35)      N/A         7.32
MFS(R) Research Series -- Service Class                        (0.65)    12.15     (4.25)      N/A         8.43
MFS(R) Utilities Series -- Service Class                        7.90     23.75      1.02       N/A        21.67
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.80       N/A       N/A       N/A        13.62
Royce Micro-Cap Portfolio                                       3.08     20.39     14.08       N/A        11.49
Royce Small-Cap Portfolio                                       1.27     21.22     12.66       N/A         2.78
T. Rowe Price Equity Income Portfolio -- II                    (4.23)    10.64       N/A       N/A         8.29
Van Eck Worldwide Hard Assets                                  42.50     36.48     16.52      8.30        23.33
Van Kampen UIF Emerging Markets Equity -- Class II             24.85       N/A       N/A       N/A        33.88
Victory VIF Diversified Stock -- Class A Shares                 0.43     13.45      1.01       N/A         5.79
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
 2.37%(4)                                                      1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.20     22.91     (1.27)     2.02        12.41
Calvert Social Balanced                                         4.13      9.32      0.74      5.14         5.36
Colonial Small Cap Value, Variable Series -- Class B            3.95     19.89     11.41       N/A         8.54
Dreyfus IP Technology Growth -- Initial Shares                  2.29     14.65     (9.92)      N/A         2.13
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.26     18.43      5.12     10.49        10.46
Fidelity(R) VIP Equity-Income -- Initial Class                  4.35     13.79      2.47      7.07         5.20
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.32     24.88     10.43       N/A        23.66
Janus Aspen Series Balanced -- Institutional Shares             6.40      8.56      2.08      9.30         4.58
Janus Aspen Series Worldwide Growth -- Institutional Shares     4.35      9.61     (5.87)     6.84         0.69
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.55
MainStay VP Basic Value -- Initial Class                        3.92     12.88      0.58       N/A         4.31
MainStay VP Bond -- Initial Class                               0.72      2.10      4.35      4.28         3.85
MainStay VP Capital Appreciation -- Initial Class               6.85     11.14     (6.67)     4.10         0.68
MainStay VP Cash Management -- Current 7-day yield is
 2.37%(4)                                                       1.48      0.03      0.46      2.10        (0.02)
MainStay VP Common Stock -- Initial Class                       6.16     13.06     (2.49)     7.49         4.35
MainStay VP Convertible -- Initial Class                        5.06      9.80      2.98       N/A         5.83
MainStay VP Developing Growth -- Initial Class                 10.44     16.30      0.11       N/A         5.58
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         0.94
MainStay VP Government -- Initial Class                         0.91      1.05      3.26      3.93         2.86
MainStay VP High Yield Corporate Bond -- Initial Class          1.47     14.85      9.52      7.79        11.09
MainStay VP Income & Growth -- Initial Class                    3.19     13.27      0.78       N/A         4.77
MainStay VP International Equity -- Initial Class               6.44     16.40      4.72      5.81         9.64
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            2.85      7.71     (6.17)      N/A        (0.37)
MainStay VP Mid Cap Core -- Initial Class                      14.20     22.47       N/A       N/A        11.74
MainStay VP Mid Cap Growth -- Initial Class                    15.42     25.79       N/A       N/A         9.62
MainStay VP Mid Cap Value -- Initial Class                      4.18     15.33       N/A       N/A         6.15
MainStay VP S&P 500 Index(5) -- Initial Class                   3.27     12.42     (1.16)     7.22         4.31
MainStay VP Small Cap Growth -- Initial Class                   2.57     15.59       N/A       N/A         3.79
MainStay VP Total Return -- Initial Class                       4.97      9.08     (1.24)     5.09         3.49
MainStay VP Value -- Initial Class                              4.72     12.97      2.11      6.30         2.81
MFS(R) Investors Trust Series -- Initial Class                  5.77     11.80     (2.05)     5.85         3.60
MFS(R) Research Series -- Initial Class                         6.25     14.25     (2.95)     5.31         4.59
MFS(R) Utilities Series -- Service Class                       14.90     25.25      2.14       N/A        23.80
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.80       N/A       N/A       N/A        15.89
Royce Micro-Cap Portfolio                                      10.01     21.98     14.78       N/A        18.49
Royce Small-Cap Portfolio                                       8.08     22.79     13.39       N/A         9.69
T. Rowe Price Equity Income Portfolio                           2.43     12.79      4.21      8.51         4.65
Van Eck Worldwide Hard Assets                                  49.50     37.72     17.16      8.30        24.28
Van Kampen UIF Emerging Markets Equity -- Class I              31.93     33.17     14.34       N/A        18.66
Victory VIF Diversified Stock -- Class A Shares                 7.19     15.24      2.14       N/A         9.81
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           8.20     21.35     (2.36)     2.02        11.15
Calvert Social Balanced                                        (2.43)     7.34     (0.37)     5.14         3.87
Colonial Small Cap Value, Variable Series -- Class B           (2.59)    18.24     10.62       N/A         2.41
Dreyfus IP Technology Growth -- Initial Shares                 (4.15)    12.85    (10.92)      N/A         0.57
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.26     16.74      4.12     10.49         9.16
Fidelity(R) VIP Equity-Income -- Initial Class                  2.23     11.96      1.36      7.07         3.72
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.32     23.36      9.61       N/A        21.33
Janus Aspen Series Balanced -- Institutional Shares            (0.30)     6.54      0.95      9.30         3.08
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.23)     7.63     (6.91)     6.84        (0.84)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.04)
MainStay VP Basic Value -- Initial Class                       (2.62)    11.02     (0.53)      N/A         2.40
MainStay VP Bond -- Initial Class                              (5.63)    (0.09)     3.31      4.28         2.32
MainStay VP Capital Appreciation -- Initial Class               0.12      9.22     (7.70)     4.10        (0.85)
MainStay VP Cash Management -- Current 7-day yield is
 2.37%(4)                                                      (4.91)    (2.12)    (0.65)     2.10        (1.54)
MainStay VP Common Stock -- Initial Class                      (0.53)    11.20     (3.56)     7.49         2.85
MainStay VP Convertible -- Initial Class                       (1.56)     7.83      1.89       N/A         4.38
MainStay VP Developing Growth -- Initial Class                  3.48     14.54     (1.00)      N/A         4.10
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.42)
MainStay VP Government -- Initial Class                        (5.45)    (1.12)     2.19      3.93         1.30
MainStay VP High Yield Corporate Bond -- Initial Class         (4.93)    13.06      8.68      7.79         9.81
MainStay VP Income & Growth -- Initial Class                   (3.31)    11.42     (0.33)      N/A         3.28
MainStay VP International Equity -- Initial Class              (0.26)    14.66      3.70      5.81         8.30
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                           (3.63)     5.66     (7.21)      N/A        (1.89)
MainStay VP Mid Cap Core -- Initial Class                       7.20     20.89       N/A       N/A        10.48
MainStay VP Mid Cap Growth -- Initial Class                     8.42     24.30       N/A       N/A         8.30
MainStay VP Mid Cap Value -- Initial Class                     (2.38)    13.55       N/A       N/A         4.71
MainStay VP S&P 500 Index(5) -- Initial Class                  (3.24)    10.54     (2.25)     7.22         2.80
MainStay VP Small Cap Growth -- Initial Class                  (3.89)    13.82       N/A       N/A         2.27
MainStay VP Total Return -- Initial Class                      (1.64)     7.09     (2.33)     5.09         1.95
MainStay VP Value -- Initial Class                             (1.88)    11.11      0.98      6.30         1.25
MFS(R) Investors Trust Series -- Initial Class                 (0.89)     9.90     (3.13)     5.85         2.07
MFS(R) Research Series -- Initial Class                        (0.44)    12.43     (4.03)     5.31         3.08
MFS(R) Utilities Series -- Service Class                        7.90     23.75      1.02       N/A        21.67
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.80       N/A       N/A       N/A        13.62
Royce Micro-Cap Portfolio                                       3.08     20.39     14.08       N/A        11.49
Royce Small-Cap Portfolio                                       1.27     21.22     12.66       N/A         2.78
T. Rowe Price Equity Income Portfolio                          (4.02)    10.93      3.17      8.51         3.16
Van Eck Worldwide Hard Assets                                  42.50     36.48     16.52      8.30        23.33
Van Kampen UIF Emerging Markets Equity -- Class I              24.93     31.84     13.63       N/A        17.59
Victory VIF Diversified Stock -- Class A Shares                 0.43     13.45      1.01       N/A         5.79
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $50,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

(1) The LifeStages(R) Essentials Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Essentials Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in Oregon.

SMRU # 00317664 CV

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares          5/1/02       6/2/03
Calvert Social Balanced                                        9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B           6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares               12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares        12/31/99       6/2/03
MainStay VP Balanced -- Service Class                          5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                       6/2/03       6/2/03
MainStay VP Bond -- Service Class                              6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class              6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  1.97%(4)                                                    1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                      6/2/03       6/2/03
MainStay VP Convertible -- Service Class                       6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                     5/1/05       5/1/05
MainStay VP Government -- Service Class                        6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class         6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class              6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                          6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                    6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                     6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                  6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Total Return -- Service Class                      6/2/03       6/2/03
MainStay VP Value -- Service Class                             6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                 5/1/00       6/2/03
MFS(R) Research Series -- Service Class                        5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                       5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                2/18/03       6/2/03
Royce Micro-Cap Portfolio                                    12/27/96       5/1/05
Royce Small-Cap Portfolio                                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                   4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                  9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II            1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                             appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.46     22.30       N/A      N/A         19.57
Calvert Social Balanced                                         3.72      8.89      0.34     4.72          8.56
Colonial Small Cap Value, Variable Series -- Class B            3.54     19.41     10.96      N/A          9.01
Dreyfus IP Technology Growth -- Service Shares                  1.59     13.91    (10.54)     N/A          6.25
Fidelity(R) VIP Contrafund(R) -- Service Class 2               14.52     17.67      4.43     9.86         16.75
Fidelity(R) VIP Equity-Income -- Service Class 2                3.64     13.05      1.80     6.46         11.29
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.86     24.38      9.99      N/A         22.03
Janus Aspen Series Balanced -- Service Shares                   5.69      7.85      1.42      N/A          6.63
Janus Aspen Series Worldwide Growth -- Service Shares           3.64      8.89     (6.48)     N/A          8.06
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A          4.60
MainStay VP Basic Value -- Service Class                        3.28     12.17     (0.06)     N/A         10.03
MainStay VP Bond -- Service Class                               0.03      1.43      3.66     3.59          0.08
MainStay VP Capital Appreciation -- Service Class               6.13     10.42     (7.28)    3.41          7.49
MainStay VP Cash Management -- Current 7-day yield is
  1.97%(4)                                                      1.08     (0.37)     0.06     1.70         (0.41)
MainStay VP Common Stock -- Service Class                       5.43     12.32     (3.13)    6.79         10.93
MainStay VP Convertible -- Service Class                        4.37      9.09      2.32      N/A          6.77
MainStay VP Developing Growth -- Service Class                  9.68     15.53     (0.55)     N/A         10.78
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A          2.54
MainStay VP Government -- Service Class                         0.22      0.39      2.59     3.25         (0.50)
MainStay VP High Yield Corporate Bond -- Service Class          0.78     14.11      8.82     7.10          9.54
MainStay VP Income & Growth -- Service Class                    2.56     12.56      0.14      N/A          9.69
MainStay VP International Equity -- Service Class               5.77     15.66      4.04     5.13         13.21
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                           2.20      7.02     (6.78)     N/A          2.04
MainStay VP Mid Cap Core -- Service Class                      13.45     21.68       N/A      N/A         21.13
MainStay VP Mid Cap Growth -- Service Class                    14.67     24.98       N/A      N/A         20.26
MainStay VP Mid Cap Value -- Service Class                      3.50     14.59       N/A      N/A         13.23
MainStay VP S&P 500 Index(5) -- Service Class                   2.56     11.69     (1.80)    6.52          9.26
MainStay VP Small Cap Growth -- Service Class                   1.91     14.85       N/A      N/A         10.68
MainStay VP Total Return -- Service Class                       4.25      8.37     (1.89)    4.39          5.59
MainStay VP Value -- Service Class                              4.03     12.24      1.45     5.60         11.52
MFS(R) Investors Trust Series -- Service Class                  5.07     11.09     (2.66)     N/A          9.64
MFS(R) Research Series -- Service Class                         5.60     13.52     (3.56)     N/A         12.48
MFS(R) Utilities Series -- Service Class                       14.44     24.75      1.73      N/A         23.86
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.35       N/A       N/A      N/A         14.78
Royce Micro-Cap Portfolio                                       9.57     21.49     14.32      N/A         16.74
Royce Small-Cap Portfolio                                       7.65     22.30     12.94      N/A          4.58
T. Rowe Price Equity Income Portfolio -- II                     1.80     12.06       N/A      N/A          9.91
Van Eck Worldwide Hard Assets                                  48.90     37.17     16.69     7.87         44.58
Van Kampen UIF Emerging Markets Equity -- Class II             31.32       N/A       N/A      N/A         28.03
Victory VIF Diversified Stock -- Class A Shares                 6.76     14.78      1.73      N/A         10.89
-----------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.46     20.72       N/A      N/A         17.40
Calvert Social Balanced                                        (3.75)     6.88      0.34     4.72          8.56
Colonial Small Cap Value, Variable Series -- Class B           (3.91)    17.75     10.96      N/A          1.16
Dreyfus IP Technology Growth -- Service Shares                 (5.73)    12.08    (10.54)     N/A          3.65
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.52     15.96      4.43     9.86         14.56
Fidelity(R) VIP Equity-Income -- Service Class 2               (3.82)    11.20      1.80     6.46          8.86
Fidelity(R) VIP Mid Cap -- Service Class 2                      7.86     22.85      9.90      N/A         19.36
Janus Aspen Series Balanced -- Service Shares                  (1.92)     5.81      1.42      N/A          4.12
Janus Aspen Series Worldwide Growth -- Service Shares          (3.82)     6.89     (6.48)     N/A          5.37
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A         (2.93)
MainStay VP Basic Value -- Service Class                       (4.15)    10.29     (0.06)     N/A          7.48
MainStay VP Bond -- Service Class                              (7.17)    (0.74)     3.66     3.59         (2.43)
MainStay VP Capital Appreciation -- Service Class              (1.52)     8.47     (7.28)    3.41          4.78
MainStay VP Cash Management -- Current 7-day yield is
  1.97%(4)                                                     (6.20)    (2.51)     0.06     1.70         (0.41)
MainStay VP Common Stock -- Service Class                      (2.16)    10.44     (3.13)    6.79          8.49
MainStay VP Convertible -- Service Class                       (3.14)     7.09      2.32      N/A          4.27
MainStay VP Developing Growth -- Service Class                  1.79     13.76     (0.55)     N/A          8.39
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A         (4.85)
MainStay VP Government -- Service Class                        (7.00)    (1.77)     2.59     3.25         (2.99)
MainStay VP High Yield Corporate Bond -- Service Class         (6.47)    12.29      8.82     7.10          7.14
MainStay VP Income & Growth -- Service Class                   (4.83)    10.69      0.14      N/A          7.28
MainStay VP International Equity -- Service Class              (1.84)    13.89      4.04     5.13         10.90
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                          (5.16)     4.95     (6.78)     N/A         (0.54)
MainStay VP Mid Cap Core -- Service Class                       5.45     20.08       N/A      N/A         18.93
MainStay VP Mid Cap Growth -- Service Class                     6.67     23.47       N/A      N/A         18.16
MainStay VP Mid Cap Value -- Service Class                     (3.95)    12.78       N/A      N/A         10.92
MainStay VP S&P 500 Index(5) -- Service Class                  (4.82)     9.78     (1.80)    6.52          6.76
MainStay VP Small Cap Growth -- Service Class                  (5.43)    13.05       N/A      N/A          8.14
MainStay VP Total Return -- Service Class                      (3.26)     6.34     (1.89)    4.39          3.01
MainStay VP Value -- Service Class                             (3.46)    10.36      1.45     5.60          9.00
MFS(R) Investors Trust Series -- Service Class                 (2.50)     9.16     (2.66)     N/A          7.09
MFS(R) Research Series -- Service Class                        (2.00)    11.68     (3.56)     N/A          9.95
MFS(R) Utilities Series -- Service Class                        6.44     23.23      1.73      N/A         21.70
Neuberger Berman AMT Mid-Cap Growth -- Class S                  3.35       N/A       N/A      N/A         12.46
Royce Micro-Cap Portfolio                                       1.68     19.89     14.32      N/A          8.74
Royce Small-Cap Portfolio                                      (0.10)    20.72     12.94      N/A         (2.95)
T. Rowe Price Equity Income Portfolio -- II                    (5.53)    10.17       N/A      N/A          7.52
Van Eck Worldwide Hard Assets                                  40.90     35.92     16.69     7.87         43.24
Van Kampen UIF Emerging Markets Equity -- Class II             23.32       N/A       N/A      N/A         25.44
Victory VIF Diversified Stock -- Class A Shares                (0.93)    12.98      1.73      N/A          5.44
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares         9/21/88      5/10/02
Calvert Social Balanced                                        9/2/86      5/10/02
Colonial Small Cap Value, Variable Series -- Class B           6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                 1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares           9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares   9/13/93      5/10/02
MainStay VP Balanced -- Service Class                          5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                       5/1/98      5/10/02
MainStay VP Bond -- Initial Class                             1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class             1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
  1.97%(4)                                                    1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                     1/23/84      5/10/02
MainStay VP Convertible -- Initial Class                      10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                 5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                     5/1/05       5/1/05
MainStay VP Government -- Initial Class                       1/29/93      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class         5/1/95      5/10/02
MainStay VP Income & Growth -- Initial Class                   5/1/98      5/10/02
MainStay VP International Equity -- Initial Class              5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                          5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                      7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                    7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                     7/2/01      5/10/02
MainStay VP S&P 500 Index(5) -- Initial Class                 1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                  7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                     1/29/93      5/10/02
MainStay VP Value -- Initial Class                             5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                       7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                       5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                2/18/03       6/2/03
Royce Micro-Cap Portfolio                                    12/27/96       5/1/05
Royce Small-Cap Portfolio                                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                         3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                  9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I             10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                             appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.75     22.42     (1.67)     1.62        21.36
Calvert Social Balanced                                         3.72      8.89      0.34      4.72         8.56
Colonial Small Cap Value, Variable Series -- Class B            3.54     19.41     10.96       N/A         9.01
Dreyfus IP Technology Growth -- Initial Shares                  1.89     14.19    (10.28)      N/A        13.60
Fidelity(R) VIP Contrafund(R) -- Initial Class                 14.80     17.95      4.70     10.05        16.48
Fidelity(R) VIP Equity-Income -- Initial Class                  3.93     13.34      2.06      6.65         5.20
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.86     24.38      9.99       N/A        22.03
Janus Aspen Series Balanced -- Institutional Shares             5.98      8.12      1.67      8.87         5.59
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.93      9.17     (6.24)     6.42         8.88
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.60
MainStay VP Basic Value -- Initial Class                        3.51     12.43      0.18       N/A        15.13
MainStay VP Bond -- Initial Class                               0.31      1.69      3.93      3.86         2.99
MainStay VP Capital Appreciation -- Initial Class               6.43     10.70     (7.04)     3.69         6.87
MainStay VP Cash Management -- Current 7-day yield is
  1.97%(4)                                                      1.08     (0.37)     0.06      1.70        (0.41)
MainStay VP Common Stock -- Initial Class                       5.73     12.61     (2.88)     7.06         8.03
MainStay VP Convertible -- Initial Class                        4.64      9.36      2.57       N/A         9.25
MainStay VP Developing Growth -- Initial Class                 10.00     15.83     (0.29)      N/A        14.56
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         2.54
MainStay VP Government -- Initial Class                         0.51      0.65      2.85      3.52         2.03
MainStay VP High Yield Corporate Bond -- Initial Class          1.06     14.40      9.09      7.37        13.18
MainStay VP Income & Growth -- Initial Class                    2.78     12.82      0.38       N/A        11.00
MainStay VP International Equity -- Initial Class               6.02     15.94      4.30      5.39        13.55
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                           2.44      7.28     (6.55)      N/A         5.84
MainStay VP Mid Cap Core -- Initial Class                      13.74     21.98       N/A       N/A        18.52
MainStay VP Mid Cap Growth -- Initial Class                    14.96     25.29       N/A       N/A        24.06
MainStay VP Mid Cap Value -- Initial Class                      3.77     14.87       N/A       N/A         6.23
MainStay VP S&P 500 Index(5) -- Initial Class                   2.85     11.97     (1.55)     6.79        10.21
MainStay VP Small Cap Growth -- Initial Class                   2.16     15.13       N/A       N/A         7.00
MainStay VP Total Return -- Initial Class                       4.56      8.65     (1.63)     4.67         7.84
MainStay VP Value -- Initial Class                              4.30     12.52      1.70      5.88         5.06
MFS(R) Investors Trust Series -- Initial Class                  5.35     11.36     (2.44)     5.43        13.37
MFS(R) Research Series -- Initial Class                         5.83     13.79     (3.34)     4.89        12.14
MFS(R) Utilities Series -- Service Class                       14.44     24.75      1.73       N/A        23.86
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.35       N/A       N/A       N/A        14.78
Royce Micro-Cap Portfolio                                       9.57     21.49     14.32       N/A        16.74
Royce Small-Cap Portfolio                                       7.65     22.30     12.94       N/A         4.58
T. Rowe Price Equity Income Portfolio                           2.02     12.34      3.79      8.08         5.01
Van Eck Worldwide Hard Assets                                  48.90     37.17     16.69      7.87        44.58
Van Kampen UIF Emerging Markets Equity -- Class I              31.41     32.64     13.88       N/A        35.19
Victory VIF Diversified Stock -- Class A Shares                 6.76     14.78      1.73       N/A        10.89
-----------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           6.75     20.85     (1.67)     1.62        19.72
Calvert Social Balanced                                        (3.75)     6.88      0.34      4.72         8.56
Colonial Small Cap Value, Variable Series -- Class B           (3.91)    17.75     10.96       N/A         1.16
Dreyfus IP Technology Growth -- Initial Shares                 (5.45)    12.37    (10.28)      N/A        11.55
Fidelity(R) VIP Contrafund(R) -- Initial Class                  6.80     16.25      4.70     10.05        16.48
Fidelity(R) VIP Equity-Income -- Initial Class                 (3.55)    11.49      2.06      6.65         5.20
Fidelity(R) VIP Mid Cap -- Service Class 2                      7.86     22.85      9.99       N/A        19.36
Janus Aspen Series Balanced -- Institutional Shares            (1.65)     6.09      1.67      8.87         5.59
Janus Aspen Series Worldwide Growth -- Institutional Shares    (3.55)     7.18     (6.24)     6.42         8.88
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.93)
MainStay VP Basic Value -- Initial Class                       (3.94)    10.56      0.18       N/A        13.25
MainStay VP Bond -- Initial Class                              (6.91)    (0.49)     3.93      3.86         2.99
MainStay VP Capital Appreciation -- Initial Class              (1.23)     8.76     (7.04)     3.69         6.87
MainStay VP Cash Management -- Current 7-day yield is
  1.97%(4)                                                     (6.20)    (2.51)     0.06      1.70        (0.41)
MainStay VP Common Stock -- Initial Class                      (1.88)    10.74     (2.88)     7.06         8.03
MainStay VP Convertible -- Initial Class                       (2.89)     7.37      2.57       N/A         9.25
MainStay VP Developing Growth -- Initial Class                  2.08     14.07     (0.29)      N/A        12.74
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (4.85)
MainStay VP Government -- Initial Class                        (6.73)    (1.51)     2.85      3.52         2.03
MainStay VP High Yield Corporate Bond -- Initial Class         (6.21)    12.58      9.09      7.37        13.18
MainStay VP Income & Growth -- Initial Class                   (4.62)    10.95      0.38       N/A         8.58
MainStay VP International Equity -- Initial Class              (1.62)    14.18      4.30      5.39        13.55
MainStay VP Large Cap Growth -- Initial Class (formerly
  MainStay VP Growth)                                          (4.94)     5.22     (6.55)      N/A         5.84
MainStay VP Mid Cap Core -- Initial Class                       5.74     20.39       N/A       N/A        18.52
MainStay VP Mid Cap Growth -- Initial Class                     6.96     23.78       N/A       N/A        24.06
MainStay VP Mid Cap Value -- Initial Class                     (3.70)    13.08       N/A       N/A         6.23
MainStay VP S&P 500 Index(5) -- Initial Class                  (4.55)    10.08     (1.55)     6.79        10.21
MainStay VP Small Cap Growth -- Initial Class                  (5.20)    13.34       N/A       N/A         7.00
MainStay VP Total Return -- Initial Class                      (2.97)     6.64     (1.63)     4.67         7.84
MainStay VP Value -- Initial Class                             (3.21)    10.65      1.70      5.88         5.06
MFS(R) Investors Trust Series -- Initial Class                 (2.23)     9.44     (2.44)     5.43        11.41
MFS(R) Research Series -- Initial Class                        (1.79)    11.96     (3.34)     4.89        12.14
MFS(R) Utilities Series -- Service Class                        6.44     23.23      1.73       N/A        21.70
Neuberger Berman AMT Mid-Cap Growth -- Class S                  3.35       N/A       N/A       N/A        12.46
Royce Micro-Cap Portfolio                                       1.68     19.89     14.32       N/A         8.74
Royce Small-Cap Portfolio                                      (0.10)    20.72     12.94       N/A        (2.95)
T. Rowe Price Equity Income Portfolio                          (5.32)    10.46      3.79      8.08         5.01
Van Eck Worldwide Hard Assets                                  40.90     35.92     16.69      7.87        43.24
Van Kampen UIF Emerging Markets Equity -- Class I              23.41     31.30     13.88       N/A        33.78
Victory VIF Diversified Stock -- Class A Shares                (0.93)    12.98      1.73       N/A         5.44
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

(1) The LifeStages(R) Select Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added on November 15, 2004 and MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in Montana, New Jersey, New York and Oregon.

SMRU # 00317664 CV

LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  2.07%(4)                                                     1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                           6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          14.58     22.42       N/A      N/A         20.09
Calvert Social Balanced                                         3.82      9.00      0.44     4.83          7.24
Colonial Small Cap Value, Variable Series -- Class B            3.64     19.53     11.07      N/A          8.21
Dreyfus IP Technology Growth -- Service Shares                  1.69     14.03    (10.45)     N/A          6.26
Fidelity(R) VIP Contrafund(R) -- Service Class 2               14.63     17.79      4.54     9.97         17.06
Fidelity(R) VIP Equity-Income -- Service Class 2                3.74     13.17      1.90     6.57         10.81
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.98     24.50     10.10      N/A         23.81
Janus Aspen Series Balanced -- Service Shares                   5.80      7.96      1.52      N/A          6.73
Janus Aspen Series Worldwide Growth -- Service Shares           3.74      9.00     (6.39)     N/A          7.36
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A          4.34
MainStay VP Basic Value -- Service Class                        3.39     12.28      0.04      N/A         10.01
MainStay VP Bond -- Service Class                               0.13      1.53      3.77     3.69          0.41
MainStay VP Capital Appreciation -- Service Class               6.23     10.53     (7.18)    3.52          7.55
MainStay VP Cash Management -- Current 7-day yield is
  2.07%(4)                                                      1.18     (0.27)     0.16     1.80         (0.16)
MainStay VP Common Stock -- Service Class                       5.53     12.43     (3.03)    6.90         10.88
MainStay VP Convertible -- Service Class                        4.48      9.20      2.42      N/A          6.68
MainStay VP Developing Growth -- Service Class                  9.79     15.65     (0.45)     N/A         12.03
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A          1.27
MainStay VP Government -- Service Class                         0.32      0.49      2.69     3.35         (0.46)
MainStay VP High Yield Corporate Bond -- Service Class          0.89     14.22      8.93     7.21          9.70
MainStay VP Income & Growth -- Service Class                    2.66     12.67      0.24      N/A         10.00
MainStay VP International Equity -- Service Class               5.88     15.78      4.15     5.23         13.67
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                           2.30      7.13     (6.68)     N/A          3.17
MainStay VP Mid Cap Core -- Service Class                      13.57     21.80       N/A      N/A         19.84
MainStay VP Mid Cap Growth -- Service Class                    14.78     25.10       N/A      N/A         21.79
MainStay VP Mid Cap Value -- Service Class                      3.60     14.70       N/A      N/A         13.35
MainStay VP S&P 500 Index(5) -- Service Class                   2.67     11.80     (1.70)    6.62          9.02
MainStay VP Small Cap Growth -- Service Class                   2.01     14.96       N/A      N/A         11.90
MainStay VP Total Return -- Service Class                       4.35      8.47     (1.79)    4.50          5.59
MainStay VP Value -- Service Class                              4.13     12.35      1.55     5.71         11.01
MFS(R) Investors Trust Series -- Service Class                  5.17     11.20     (2.57)     N/A          9.18
MFS(R) Research Series -- Service Class                         5.71     13.63     (3.47)     N/A         12.22
MFS(R) Utilities Series -- Service Class                       14.56     24.88      1.84      N/A         23.27
Neuberger Berman AMT Mid-Cap Growth -- Class S                 11.46       N/A       N/A      N/A         14.89
Royce Micro-Cap Portfolio                                       9.68     21.61     14.44      N/A         19.85
Royce Small-Cap Portfolio                                       7.76     22.42     13.05      N/A          8.75
T. Rowe Price Equity Income Portfolio -- II                     1.90     12.17       N/A      N/A         10.25
Van Eck Worldwide Hard Assets                                  49.05     37.31     16.81     7.98         43.10
Van Kampen UIF Emerging Markets Equity -- Class II             31.45       N/A       N/A      N/A         34.14
Victory VIF Diversified Stock -- Class A Shares                 6.87     14.89      1.83      N/A         10.75
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.58     20.61       N/A      N/A         17.67
Calvert Social Balanced                                        (3.65)     6.71     (0.67)    4.83          4.32
Colonial Small Cap Value, Variable Series -- Class B           (3.82)    17.64     10.27      N/A          1.23
Dreyfus IP Technology Growth -- Service Shares                 (5.63)    11.94    (11.44)     N/A          3.34
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.63     15.83      3.51     9.97         14.54
Fidelity(R) VIP Equity-Income -- Service Class 2               (3.73)    11.04      0.78     6.57          8.07
Fidelity(R) VIP Mid Cap -- Service Class 2                      7.98     22.76      9.27      N/A         21.08
Janus Aspen Series Balanced -- Service Shares                  (1.82)     5.62      0.40      N/A          3.87
Janus Aspen Series Worldwide Growth -- Service Shares          (3.73)     6.71     (7.42)     N/A          4.47
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A         (3.17)
MainStay VP Basic Value -- Service Class                       (4.06)    10.13     (1.07)     N/A          7.23
MainStay VP Bond -- Service Class                              (7.08)    (0.96)     2.71     3.69         (2.46)
MainStay VP Capital Appreciation -- Service Class              (1.42)     8.30     (8.21)    3.52          4.73
MainStay VP Cash Management -- Current 7-day yield is
  2.07%(4)                                                     (6.11)    (2.73)    (0.95)    1.80         (3.01)
MainStay VP Common Stock -- Service Class                      (2.06)    10.28     (4.10)    6.90          8.19
MainStay VP Convertible -- Service Class                       (3.05)     6.91      1.31      N/A          3.78
MainStay VP Developing Growth -- Service Class                  1.89     13.62     (1.55)     N/A          9.39
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A         (6.02)
MainStay VP Government -- Service Class                        (6.91)    (1.98)     1.59     3.35         (3.30)
MainStay VP High Yield Corporate Bond -- Service Class         (6.38)    12.14      8.06     7.21          6.96
MainStay VP Income & Growth -- Service Class                   (4.73)    10.53     (0.87)     N/A          7.22
MainStay VP International Equity -- Service Class              (1.74)    13.75      3.11     5.23         11.04
MainStay VP Large Cap Growth -- Service Class (formerly
  MainStay VP Growth)                                          (5.07)     4.76     (7.72)     N/A          0.22
MainStay VP Mid Cap Core -- Service Class                       5.57     19.97       N/A      N/A         17.42
MainStay VP Mid Cap Growth -- Service Class                     6.78     23.37       N/A      N/A         19.48
MainStay VP Mid Cap Value -- Service Class                     (3.86)    12.64       N/A      N/A         10.76
MainStay VP S&P 500 Index(5) -- Service Class                  (4.73)     9.62     (2.79)    6.62          6.26
MainStay VP Small Cap Growth -- Service Class                  (5.33)    12.91       N/A      N/A          9.25
MainStay VP Total Return -- Service Class                      (3.16)     6.16     (2.87)    4.50          2.64
MainStay VP Value -- Service Class                             (3.37)    10.20      0.43     5.71          8.33
MFS(R) Investors Trust Series -- Service Class                 (2.40)     9.00     (3.64)     N/A          6.36
MFS(R) Research Series -- Service Class                        (1.90)    11.53     (4.53)     N/A          9.50
MFS(R) Utilities Series -- Service Class                        6.56     23.14      0.71      N/A         20.80
Neuberger Berman AMT Mid-Cap Growth -- Class S                  3.46       N/A       N/A      N/A         12.24
Royce Micro-Cap Portfolio                                       1.78     19.78     13.73      N/A         11.85
Royce Small-Cap Portfolio                                       0.00     20.61     12.31      N/A          0.92
T. Rowe Price Equity Income Portfolio -- II                    (5.44)    10.01       N/A      N/A          7.48
Van Eck Worldwide Hard Assets                                  41.05     35.88     16.16     7.98         41.19
Van Kampen UIF Emerging Markets Equity -- Class II             23.45       N/A       N/A      N/A         32.10
Victory VIF Diversified Stock -- Class A Shares                (0.83)    12.83      0.71      N/A          6.12
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.75%. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

(1) The LifeStages(R) Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus II Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 00317664 CV

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.43%                                                         1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                                     appear in
                                                                   parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         (0.83)    14.98     22.85       N/A       N/A        20.13
Calvert Social Balanced                                        0.23      4.19      9.38      0.79      5.19         6.04
Colonial Small Cap Value Fund -- Class B Shares               (1.06)     4.01     19.95     11.46       N/A         9.16
Dreyfus IP Technology Growth -- Service Shares                 0.22      2.05     14.42    (10.13)      N/A         6.87
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1.24     15.03     18.20      4.90     10.36        17.84
Fidelity(R) VIP Equity-Income -- Service Class 2               0.36      4.11     13.56      2.26      6.94        11.25
Fidelity(R) VIP Mid Cap -- Service Class 2                     2.97     16.38     24.94     10.48       N/A        22.94
Janus Aspen Series Balanced -- Service Shares                  1.22      6.17      8.34      1.87       N/A         7.06
Janus Aspen Series Worldwide Growth -- Service Shares          2.51      4.10      9.38     (6.06)      N/A         8.59
MainStay VP Balanced -- Service Class                          0.75       N/A       N/A       N/A       N/A         4.57
MainStay VP Basic Value -- Service Class                       0.62      3.75     12.68      0.39       N/A        10.28
MainStay VP Bond -- Service Class                              0.83      0.48      1.89      4.13      4.05         0.76
MainStay VP Capital Appreciation -- Service Class             (0.12)     6.60     10.91     (6.86)     3.88         7.93
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.43%                                                         0.43      1.53      0.08      0.51      2.15         2.26
MainStay VP Common Stock -- Service Class                      0.12      5.90     12.82     (2.69)     7.28        11.27
MainStay VP Convertible -- Service Class                       0.79      4.84      9.58      2.78       N/A         7.45
MainStay VP Developing Growth -- Service Class                 0.91     10.18     16.05     (0.10)      N/A        11.92
MainStay VP Floating Rate -- Service Class                     0.34       N/A       N/A       N/A       N/A         0.96
MainStay VP Government -- Service Class                        0.81      0.67      0.84      3.05      3.75        (0.10)
MainStay VP High Yield Corporate Bond -- Service Class         0.79      1.24     14.62      9.31      7.58        10.08
MainStay VP Income & Growth -- Service Class                  (0.54)     3.02     13.07      0.59       N/A         9.64
MainStay VP International Equity -- Service Class              3.78      6.25     16.18      4.51      5.60        15.17
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                          (0.15)     2.66      7.51     (6.36)      N/A         3.61
MainStay VP Mid Cap Core -- Service Class                      1.55     13.96     22.22       N/A       N/A        20.48
MainStay VP Mid Cap Growth -- Service Class                    0.88     15.18     25.54       N/A       N/A        22.21
MainStay VP Mid Cap Value -- Service Class                     1.33      3.96     15.10       N/A       N/A        13.75
MainStay VP S&P 500(5) Index -- Service Class                  0.02      3.03     12.19     (1.36)     7.00         9.41
MainStay VP Small Cap Growth -- Service Class                 (0.03)     2.37     15.37       N/A       N/A        12.29
MainStay VP Total Return -- Service Class                      0.15      4.72      8.85     (1.44)     4.86         6.48
MainStay VP Value -- Service Class                            (0.30)     4.50     12.75      1.91      6.08        11.40
MFS(R) Investors Trust Series -- Service Class                 1.10      5.54     11.59     (2.22)      N/A         9.33
MFS(R) Research Series -- Service Class                        1.00      6.08     14.03     (3.13)      N/A        11.87
MFS(R) Utilities Series -- Service Class                       1.87     14.96     25.31      2.19       N/A        24.37
Neuberger Berman AMT Mid-Cap Growth -- Class S                 1.04     11.85       N/A       N/A       N/A        14.30
Royce Micro-Cap Portfolio                                      2.15     10.06     22.04     14.84       N/A        21.58
Royce Small-Cap Portfolio                                     (0.45)     8.14     22.85     13.45       N/A        11.61
T. Rowe Price Equity Income Portfolio -- II                   (0.08)     2.26     12.57       N/A       N/A        10.53
Van Eck Worldwide Hard Assets                                  6.37     49.57     37.79     17.22      8.35        11.87
Van Kampen UIF Emerging Markets Equity -- Class II             5.03     31.91       N/A       N/A       N/A        35.66
Victory VIF Diversified Stock -- Class A Shares                0.90      7.24     15.29      2.19       N/A        11.74
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           7.98     21.28       N/A       N/A        18.07
Calvert Social Balanced                                        (2.38)     7.39     (0.13)     5.19         6.04
Colonial Small Cap Value Fund -- Class B Shares                (2.55)    18.31     10.81       N/A         3.02
Dreyfus IP Technology Growth -- Service Shares                 (4.38)    12.61    (10.96)      N/A         4.38
Fidelity(R) VIP Contrafund(R) -- Service Class 2                8.03     16.50      4.07     10.36        15.71
Fidelity(R) VIP Equity-Income -- Service Class 2               (2.45)    11.72      1.33      6.94         8.91
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.38     23.43      9.80       N/A        20.60
Janus Aspen Series Balanced -- Service Shares                  (0.52)     6.31      0.94       N/A         4.58
Janus Aspen Series Worldwide Growth -- Service Shares          (2.45)     7.40     (6.92)      N/A         6.17
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.02)
MainStay VP Basic Value -- Service Class                       (2.79)    10.81     (0.53)      N/A         7.91
MainStay VP Bond -- Service Class                              (5.85)    (0.30)     3.26      4.05        (1.75)
MainStay VP Capital Appreciation -- Service Class              (0.11)     8.98     (7.71)     3.88         5.48
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.43%                                                         (4.87)    (2.07)    (0.41)     2.15         2.26
MainStay VP Common Stock -- Service Class                      (0.77)    10.96     (3.58)     7.28         8.94
MainStay VP Convertible -- Service Class                       (1.76)     7.60      1.87       N/A         4.98
MainStay VP Developing Growth -- Service Class                  3.24     14.29     (1.02)      N/A         9.59
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.40)
MainStay VP Government -- Service Class                        (5.67)    (1.32)     2.15      3.75        (2.59)
MainStay VP High Yield Corporate Bond -- Service Class         (5.14)    12.82      8.60      7.58         7.71
MainStay VP Income & Growth -- Service Class                   (3.47)    11.21     (0.33)      N/A         7.21
MainStay VP International Equity -- Service Class              (0.45)    14.43      3.66      5.60        12.97
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                           (3.81)     5.45     (7.22)      N/A         1.02
MainStay VP Mid Cap Core -- Service Class                       6.96     20.64       N/A       N/A        18.43
MainStay VP Mid Cap Growth -- Service Class                     8.18     24.04       N/A       N/A        20.21
MainStay VP Mid Cap Value -- Service Class                     (2.59)    13.31       N/A       N/A        11.50
MainStay VP S&P 500(5) Index -- Service Class                  (3.47)    10.30     (2.26)     7.00         7.01
MainStay VP Small Cap Growth -- Service Class                  (4.08)    13.59       N/A       N/A         9.99
MainStay VP Total Return -- Service Class                      (1.88)     6.85     (2.35)     4.86         3.98
MainStay VP Value -- Service Class                             (2.09)    10.88      0.97      6.08         9.07
MFS(R) Investors Trust Series -- Service Class                 (1.11)     9.68     (3.12)      N/A         6.91
MFS(R) Research Series -- Service Class                        (0.60)    12.20     (4.02)      N/A         9.53
MFS(R) Utilities Series -- Service Class                        7.96     23.81      1.26       N/A        21.78
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.85       N/A       N/A       N/A        11.97
Royce Micro-Cap Portfolio                                       3.13     20.45     14.26       N/A        14.58
Royce Small-Cap Portfolio                                       1.32     21.28     12.84       N/A         4.61
T. Rowe Price Equity Income Portfolio -- II                    (4.18)    10.70       N/A       N/A         8.18
Van Eck Worldwide Hard Assets                                  42.57     36.55     16.68      8.35        11.87
Van Kampen UIF Emerging Markets Equity -- Class II             24.91       N/A       N/A       N/A        33.97
Victory VIF Diversified Stock -- Class A Shares                 0.48     13.51      1.25       N/A         7.72
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003           INCEPTION   INCEPTION
                    INVESTMENT DIVISIONS                        DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Initial Class                        5/1/98       5/1/98
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.43%                                                         1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                      1/23/84       5/1/95
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93       5/1/95
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                    5/1/98       5/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            5/1/98       5/1/98
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- I                     3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                                     appear in
                                                                   parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003             1        1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         (0.79)   15.26     22.97     (1.22)     2.08         1.46
Calvert Social Balanced                                       0.23      4.19      9.38      0.79      5.19         6.04
Colonial Small Cap Value Fund -- Class B Shares               (1.06)    4.01     19.95     11.46       N/A         9.16
Dreyfus IP Technology Growth -- Initial Shares                0.22      2.35     14.71     (9.88)      N/A        (2.63)
Fidelity(R) VIP Contrafund(R) -- Initial Class                1.26     15.32     18.49      5.17     10.54        10.05
Fidelity(R) VIP Equity-Income -- Initial Class                0.44      4.40     13.85      2.52      7.13         6.87
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.97     16.38     24.94     10.48       N/A        22.94
Janus Aspen Series Balanced -- Institutional Shares           1.25      6.45      8.61      2.13      9.36         8.83
Janus Aspen Series Worldwide Growth -- Institutional Shares   2.58      4.40      9.66     (5.82)     6.90         5.11
MainStay VP Balanced -- Service Class                         0.75       N/A       N/A       N/A       N/A         4.57
MainStay VP Basic Value -- Initial Class                      0.66      3.98     12.94      3.04       N/A         1.99
MainStay VP Bond -- Initial Class                             0.89      0.77      2.15      4.40      4.33         4.62
MainStay VP Capital Appreciation -- Initial Class             (0.07)    6.91     11.20     (6.62)     4.16         5.61
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.43%                                                        0.43      1.53      0.08      0.51      2.15         2.26
MainStay VP Common Stock -- Initial Class                     0.18      6.21     13.12     (2.44)     7.54         8.46
MainStay VP Convertible -- Initial Class                      0.83      5.13      9.86      3.04       N/A         6.87
MainStay VP Developing Growth -- Initial Class                0.96     10.49     16.36      0.16       N/A        (0.58)
MainStay VP Floating Rate -- Service Class                    0.34       N/A       N/A       N/A       N/A         0.96
MainStay VP Government -- Initial Class                       0.87      0.96      1.10      3.32      3.98         4.29
MainStay VP High Yield Corporate Bond -- Initial Class        0.84      1.52     14.91      9.58      7.85         8.20
MainStay VP Income & Growth -- Initial Class                  (0.49)    3.25     13.33      0.83       N/A         1.90
MainStay VP International Equity -- Initial Class             3.81      6.49     16.46      4.77      5.87         6.38
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                          (0.10)    2.90      7.77     (6.13)      N/A         2.77
MainStay VP Mid Cap Core -- Service Class                     1.55     13.96     22.22       N/A       N/A        20.48
MainStay VP Mid Cap Growth -- Service Class                   0.88     15.18     25.54       N/A       N/A        22.21
MainStay VP Mid Cap Value -- Initial Class                    1.36      4.23     15.39       N/A       N/A         5.49
MainStay VP S&P 500(5) Index -- Initial Class                 0.07      3.32     12.48     (1.11)     7.27         8.34
MainStay VP Small Cap Growth -- Initial Class                 (0.01)    2.62     15.65       N/A       N/A         1.39
MainStay VP Total Return -- Initial Class                     0.22      5.03      9.14     (1.19)     5.14         6.11
MainStay VP Value -- Initial Class                            (0.26)    4.77     13.03      2.16      6.35         7.23
MFS(R) Investors Trust Series -- Initial Class                1.09      5.83     11.86     (2.00)     5.91        (0.14)
MFS(R) Research Series -- Initial Class                       0.99      6.31     14.30     (2.91)     5.36         0.94
MFS(R) Utilities Series -- Initial Class                      1.90     15.22     25.62      2.45     10.50         6.69
Neuberger Berman AMT Mid-Cap Growth -- Class I                1.13     12.16     17.56     (3.40)      N/A         1.99
Royce Micro-Cap Portfolio                                     2.15     10.06     22.04     14.84       N/A        21.58
Royce Small-Cap Portfolio                                     (0.45)    8.14     22.85     13.45       N/A        11.61
T. Rowe Price Equity Income Portfolio -- I                    (0.08)    2.48     12.85      4.26      8.56         4.75
Van Eck Worldwide Hard Assets                                 6.37     49.57     37.79     17.22      8.35        11.87
Van Kampen UIF Emerging Markets Equity -- Class I             5.09     32.00     33.24     14.40       N/A         5.77
Victory VIF Diversified Stock -- Class A Shares               0.90      7.24     15.29      2.19       N/A        11.74
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           8.26     21.41     (2.13)     2.08         1.46
Calvert Social Balanced                                        (2.38)     7.39     (0.13)     5.19         6.04
Colonial Small Cap Value Fund -- Class B Shares                (2.55)    18.31     10.81       N/A         3.02
Dreyfus IP Technology Growth -- Initial Shares                 (4.10)    12.90    (10.70)      N/A        (3.62)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.32     16.80      4.34     10.54        10.05
Fidelity(R) VIP Equity-Income -- Initial Class                 (2.18)    12.02      1.60      7.13         6.87
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.38     23.43      9.80       N/A        20.60
Janus Aspen Series Balanced -- Institutional Shares            (0.25)     6.60      1.19      9.36         8.83
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.18)     7.69     (6.68)     6.90         5.11
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.02)
MainStay VP Basic Value -- Initial Class                       (2.57)    11.08     (0.29)      N/A         1.99
MainStay VP Bond -- Initial Class                              (5.58)    (0.04)     3.54      4.33         4.62
MainStay VP Capital Appreciation -- Initial Class               0.17      9.28     (7.47)     4.16         5.61
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.43%                                                         (4.87)    (2.07)    (0.41)     2.15         2.26
MainStay VP Common Stock -- Initial Class                      (0.48)    11.26     (3.33)     7.54         8.46
MainStay VP Convertible -- Initial Class                       (1.49)     7.89      2.13       N/A         6.87
MainStay VP Developing Growth -- Initial Class                  3.53     14.61     (0.76)      N/A        (0.58)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.40)
MainStay VP Government -- Initial Class                        (5.40)    (1.07)     2.42      3.98         4.29
MainStay VP High Yield Corporate Bond -- Initial Class         (4.88)    13.12      8.87      7.85         8.20
MainStay VP Income & Growth -- Initial Class                   (3.26)    11.48     (0.10)      N/A         1.90
MainStay VP International Equity -- Initial Class              (0.21)    14.72      3.93      5.87         6.38
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                           (3.58)     5.72     (6.99)      N/A         2.77
MainStay VP Mid Cap Core -- Service Class                       6.96     20.64       N/A       N/A        18.43
MainStay VP Mid Cap Growth -- Service Class                     8.18     24.04       N/A       N/A        20.21
MainStay VP Mid Cap Value -- Initial Class                     (2.33)    13.61       N/A       N/A         4.56
MainStay VP S&P 500(5) Index -- Initial Class                  (3.19)    10.60     (2.01)     7.27         8.34
MainStay VP Small Cap Growth -- Initial Class                  (3.85)    13.88       N/A       N/A         0.36
MainStay VP Total Return -- Initial Class                      (1.59)     7.14     (2.10)     5.14         6.11
MainStay VP Value -- Initial Class                             (1.83)    11.17      1.23      6.35         7.23
MFS(R) Investors Trust Series -- Initial Class                 (0.84)     9.96     (2.90)     5.91        (0.14)
MFS(R) Research Series -- Initial Class                        (0.39)    12.49     (3.80)     5.36         0.94
MFS(R) Utilities Series -- Initial Class                        8.22     24.12      1.52     10.50         5.77
Neuberger Berman AMT Mid-Cap Growth -- Class I                  5.16     15.84     (4.29)      N/A         0.94
Royce Micro-Cap Portfolio                                       3.13     20.45     14.26       N/A        14.58
Royce Small-Cap Portfolio                                       1.32     21.28     12.84       N/A         4.61
T. Rowe Price Equity Income Portfolio -- I                     (3.98)    10.99      3.40      8.56         4.75
Van Eck Worldwide Hard Assets                                  42.57     36.55     16.68      8.35        11.87
Van Kampen UIF Emerging Markets Equity -- Class I              25.00     31.91     13.81       N/A         5.77
Victory VIF Diversified Stock -- Class A Shares                 0.48     13.51      1.25       N/A         7.72
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.40%. A POLICY SERVICE FEE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

(1) The MainStay Plus Variable Annuity was first offered for sale on May 1, 1995. The MainStay Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, and MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU# 00317664CV

MAINSTAY ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1
INVESTMENT DIVISIONS                                            DATE       DATE(1)     MONTH
Alger American Small Capitalization -- Class O Shares          9/21/88      3/13/00    (0.80)
Calvert Social Balanced                                         9/2/86      3/13/00    0.22
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04    (1.07)
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01    0.20
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      3/13/00    1.24
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      3/13/00    0.42
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03    2.96
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      3/13/00    1.24
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      3/13/00    2.57
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05    0.74
MainStay VP Basic Value -- Initial Class                        5/1/98      3/13/00    0.65
MainStay VP Bond -- Initial Class                              1/23/84      3/13/00    0.88
MainStay VP Capital Appreciation -- Initial Class              1/29/93      3/13/00    (0.08)
MainStay VP Cash Management(3) -- Current 7-day yield is
 2.27%                                                         1/29/93      3/13/00    0.41
MainStay VP Common Stock -- Initial Class                      1/23/84      3/13/00    0.17
MainStay VP Convertible -- Initial Class                       10/1/96      3/13/00    0.81
MainStay VP Developing Growth -- Initial Class                  5/1/98      3/13/00    0.94
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05    0.33
MainStay VP Government -- Initial Class                        1/29/93      3/13/00    0.86
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      3/13/00    0.83
MainStay VP Income & Growth -- Initial Class                    5/1/98      3/13/00    (0.50)
MainStay VP International Equity -- Initial Class               5/1/95      3/13/00    3.80
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            5/1/98      3/13/00    (0.11)
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04    1.54
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04    0.87
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01    1.34
MainStay VP S&P 500(4) Index -- Initial Class                  1/29/93      3/13/00    0.06
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01    (0.02)
MainStay VP Total Return -- Initial Class                      1/29/93      3/13/00    0.21
MainStay VP Value -- Initial Class                              5/1/95      3/13/00    (0.27)
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      3/13/00    1.08
MFS(R) Research Series -- Initial Class                        7/26/95      3/13/00    0.98
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01    1.89
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01    1.12
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05    2.14
Royce Small-Cap Portfolio                                     12/27/96       5/2/05    (0.47)
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      3/13/00    (0.10)
Van Eck Worldwide Hard Assets                                   9/1/89      3/13/00    6.35
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      3/13/00    5.08
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04    0.89
--------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(2)
Alger American Small Capitalization -- Class O Shares          15.09     22.79     (1.37)     1.92        (3.93)
Calvert Social Balanced                                         4.03      9.22      0.64      5.04        (0.62)
Colonial Small Cap Value Fund -- Class B Shares                 3.85     19.77     11.30       N/A         6.03
Dreyfus IP Technology Growth -- Initial Shares                  2.19     14.53    (10.01)      N/A         1.79
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.14     18.31      5.01     10.38         4.33
Fidelity(R) VIP Equity-Income -- Initial Class                  4.24     13.68      2.37      6.97         3.29
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.21     24.75     10.32       N/A        19.54
Janus Aspen Series Balanced -- Institutional Shares             6.29      8.45      1.98      9.20         2.19
Janus Aspen Series Worldwide Growth -- Institutional Shares     4.24      9.50     (5.96)     6.74        (6.79)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.14
MainStay VP Basic Value -- Initial Class                        3.82     12.77      0.48       N/A         1.31
MainStay VP Bond -- Initial Class                               0.61      2.00      4.24      4.17         4.97
MainStay VP Capital Appreciation -- Initial Class               6.75     11.03     (6.76)     4.00        (6.92)
MainStay VP Cash Management(3) -- Current 7-day yield is
 2.27%                                                          1.38     (0.07)     0.36      2.00         0.79
MainStay VP Common Stock -- Initial Class                       6.05     12.95     (2.59)     7.38        (3.45)
MainStay VP Convertible -- Initial Class                        4.95      9.69      2.88       N/A         0.74
MainStay VP Developing Growth -- Initial Class                 10.33     16.18      0.01       N/A        (1.65)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         1.41
MainStay VP Government -- Initial Class                         0.81      0.95      3.16      3.83         4.00
MainStay VP High Yield Corporate Bond -- Initial Class          1.37     14.74      9.41      7.69         6.99
MainStay VP Income & Growth -- Initial Class                    3.08     13.16      0.68       N/A        (0.88)
MainStay VP International Equity -- Initial Class               6.34     16.29      4.61      5.71         2.97
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            2.75      7.60     (6.27)      N/A        (6.45)
MainStay VP Mid Cap Core -- Service Class                      13.79     22.04       N/A       N/A        15.46
MainStay VP Mid Cap Growth -- Service Class                    15.01     25.35       N/A       N/A        17.23
MainStay VP Mid Cap Value -- Initial Class                      4.08     15.22       N/A       N/A         5.30
MainStay VP S&P 500(4) Index -- Initial Class                   3.16     12.31     (1.25)     7.11        (2.19)
MainStay VP Small Cap Growth -- Initial Class                   2.47     15.48       N/A       N/A         1.94
MainStay VP Total Return -- Initial Class                       4.87      8.98     (1.34)     4.98        (2.69)
MainStay VP Value -- Initial Class                              4.61     12.86      2.01      6.19         3.64
MFS(R) Investors Trust Series -- Initial Class                  5.67     11.69     (2.14)     5.75        (2.38)
MFS(R) Research Series -- Initial Class                         6.15     14.13     (3.05)     5.21        (4.85)
MFS(R) Utilities Series -- Initial Class                       15.05     25.43      2.29     10.34        11.74
Neuberger Berman AMT Mid-Cap Growth -- Class I                 12.00     17.38     (3.55)      N/A         2.91
Royce Micro-Cap Portfolio                                       9.90     21.85     14.66       N/A        22.68
Royce Small-Cap Portfolio                                       7.97     22.66     13.28       N/A         5.59
T. Rowe Price Equity Income Portfolio -- I                      2.33     12.68      4.10      8.40         5.62
Van Eck Worldwide Hard Assets                                  49.35     37.58     17.04      8.19        17.23
Van Kampen UIF Emerging Markets Equity -- Class I              31.80     33.03     14.22       N/A         3.51
Victory VIF Diversified Stock -- Class A Shares                 6.87     14.89      1.83       N/A         6.69
--------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.55%. A POLICY SERVICE FEE OF $40 IS NOT INCLUDED IN THESE CHARGES BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000. NO CONTINGENT DEFERRED SALES CHARGES ARE ASSESSED UNDER THE MAINSTAY ACCESS VARIABLE ANNUITY. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

* Effective October 14, 2002, New York Life is not accepting any new business in MainStay Access Variable Annuity policies and effective April 8, 2003, New York Life is not accepting any additional premiums payments in existing MainStay Access Variable Annuity policies. Policyholders can continue to reallocate their current premiums within MainStay Access Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The MainStay Access Variable Annuity was first offered for sale on March 13, 2000. The MainStay Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    These classes/shares were discontinued for new sales June 1, 2003, except for Fidelity(R) VIP Mid Cap -- Service Class 2, which was added as an Investment Division on September 8, 2003, the Victory VIF Diversified
    Stock -- Class A Shares, which was added as an Investment Division on May 1, 2004, and MainStay VP Mid Cap Core -- Service Class and MainStay VP Mid Cap Growth -- Service Class, which were added on June 2, 2003 as Investment Divisions of NYLIAC Variable Annuity Separate Account III but not made available as an Investment Division available through the MainStay Access Variable Annuity until May 1, 2004.

    Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee, except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose the 12b-1 fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU# 00317664CV

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.22%                                                         1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         (0.85)   14.75     22.60       N/A       N/A        19.88
Calvert Social Balanced                                       0.21      3.98      9.16      0.59      4.98        (1.20)
Colonial Small Cap Value Fund -- Class B Shares               (1.08)    3.80     19.71     11.24       N/A         8.64
Dreyfus IP Technology Growth -- Service Shares                0.21      1.84     14.20    (10.31)      N/A         6.38
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1.22     14.80     17.96      4.70     10.14        17.28
Fidelity(R) VIP Equity-Income -- Service Class 2              0.35      3.90     13.33      2.05      6.73        10.58
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.96     16.15     24.69     10.26       N/A        22.81
Janus Aspen Series Balanced -- Service Shares                 1.20      5.96      8.12      1.67       N/A         7.13
Janus Aspen Series Worldwide Growth -- Service Shares         2.49      3.90      9.17     (6.25)      N/A         8.14
MainStay VP Balanced -- Service Class                         0.73       N/A       N/A       N/A       N/A         4.45
MainStay VP Basic Value -- Service Class                      0.61      3.54     12.45      0.19       N/A        10.17
MainStay VP Bond -- Service Class                             0.82      0.28      1.69      3.92      3.85         0.59
MainStay VP Capital Appreciation -- Service Class             (0.14)    6.39     10.69     (7.04)     3.67         8.24
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.22%                                                        0.41      1.33     (0.12)     0.31      1.95         0.63
MainStay VP Common Stock -- Service Class                     0.11      5.69     12.60     (2.88)     7.06        10.86
MainStay VP Convertible -- Service Class                      0.77      4.63      9.36      2.58       N/A         7.45
MainStay VP Developing Growth -- Service Class                0.89      9.96     15.82     (0.30)      N/A        11.22
MainStay VP Floating Rate -- Service Class                    0.33       N/A       N/A       N/A       N/A         0.84
MainStay VP Government -- Service Class                       0.79      0.47      0.64      2.85      3.51        (0.48)
MainStay VP High Yield Corporate Bond -- Service Class        0.78      1.04     14.39      9.09      7.37         9.69
MainStay VP Income & Growth -- Service Class                  (0.55)    2.81     12.84      0.39       N/A        10.74
MainStay VP International Equity -- Service Class             3.76      6.04     15.95      4.30      5.39        14.41
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                          (0.17)    2.45      7.29     (6.54)      N/A         3.36
MainStay VP Mid Cap Core -- Service Class                     1.53     13.74     21.98       N/A       N/A        19.99
MainStay VP Mid Cap Growth -- Service Class                   0.87     14.95     25.29       N/A       N/A        21.05
MainStay VP Mid Cap Value -- Service Class                    1.31      3.76     14.87       N/A       N/A        14.11
MainStay VP S&P 500(5) Index -- Service Class                 0.01      2.82     11.97     (1.55)     6.78         9.03
MainStay VP Small Cap Growth -- Service Class                 (0.04)    2.16     15.14       N/A       N/A        12.48
MainStay VP Total Return -- Service Class                     0.14      4.51      8.64     (1.64)     4.65         6.29
MainStay VP Value -- Service Class                            (0.32)    4.29     12.52      1.70      5.87        11.00
MFS(R) Investors Trust Series -- Service Class                1.08      5.33     11.36     (2.42)      N/A         9.39
MFS(R) Research Series -- Service Class                       0.98      5.87     13.80     (3.32)      N/A        11.32
MFS(R) Utilities Series -- Service Class                      1.86     14.73     25.06      1.99       N/A        24.13
Neuberger Berman AMT Mid-Cap Growth -- Class S                1.02     11.63       N/A       N/A       N/A        14.36
Royce Micro-Cap Portfolio                                     2.14      9.84     21.79     14.61       N/A        20.35
Royce Small-Cap Portfolio                                     (0.47)    7.92     22.60     13.22       N/A         8.18
T. Rowe Price Equity Income Portfolio -- II                   (0.10)    2.05     12.34       N/A       N/A        10.22
Van Eck Worldwide Hard Assets                                 6.35     49.27     37.51     16.99      8.14        17.92
Van Kampen UIF Emerging Markets Equity -- Class II            5.01     31.65       N/A       N/A       N/A        34.06
Victory VIF Diversified Stock -- Class A Shares               0.88      7.03     15.06      1.98       N/A        10.92
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.75     20.80       N/A       N/A        17.51
Calvert Social Balanced                                        (3.51)     6.88     (0.71)     4.98        (2.22)
Colonial Small Cap Value Fund -- Class B Shares                (3.67)    17.82     10.31       N/A         1.61
Dreyfus IP Technology Growth -- Service Shares                 (5.49)    12.11    (11.47)      N/A         3.50
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.80     16.01      3.50     10.14        14.82
Fidelity(R) VIP Equity-Income -- Service Class 2               (3.58)    11.22      0.73      6.73         7.86
Fidelity(R) VIP Mid Cap -- Service Class 2                      8.15     22.95      9.30       N/A        20.08
Janus Aspen Series Balanced -- Service Shares                  (1.67)     5.79      0.36       N/A         4.27
Janus Aspen Series Worldwide Growth -- Service Shares          (3.58)     6.88     (7.46)      N/A         5.34
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.07)
MainStay VP Basic Value -- Service Class                       (3.91)    10.30     (1.11)      N/A         7.40
MainStay VP Bond -- Service Class                              (6.94)    (0.81)     2.69      3.85        (2.29)
MainStay VP Capital Appreciation -- Service Class              (1.27)     8.47     (8.25)     3.67         5.43
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.22%                                                         (5.97)    (2.58)    (0.99)     1.95        (0.40)
MainStay VP Common Stock -- Service Class                      (1.92)    10.46     (4.14)     7.06         8.17
MainStay VP Convertible -- Service Class                       (2.90)     7.08      1.28       N/A         4.61
MainStay VP Developing Growth -- Service Class                  2.04     13.80     (1.59)      N/A         8.50
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.42)
MainStay VP Government -- Service Class                        (6.77)    (1.84)     1.56      3.51        (3.35)
MainStay VP High Yield Corporate Bond -- Service Class         (6.24)    12.32      8.08      7.37         6.95
MainStay VP Income & Growth -- Service Class                   (4.59)    10.71     (0.91)      N/A         7.98
MainStay VP International Equity -- Service Class              (1.60)    13.93      3.09      5.39        11.82
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                           (4.93)     4.92     (7.75)      N/A         0.40
MainStay VP Mid Cap Core -- Service Class                       5.74     20.16       N/A       N/A        17.63
MainStay VP Mid Cap Growth -- Service Class                     6.95     23.57       N/A       N/A        18.71
MainStay VP Mid Cap Value -- Service Class                     (3.71)    12.82       N/A       N/A        11.53
MainStay VP S&P 500(5) Index -- Service Class                  (4.58)     9.80     (2.83)     6.78         6.26
MainStay VP Small Cap Growth -- Service Class                  (5.19)    13.09       N/A       N/A         9.83
MainStay VP Total Return -- Service Class                      (3.02)     6.33     (2.91)     4.65         3.39
MainStay VP Value -- Service Class                             (3.22)    10.37      0.39      5.87         8.31
MFS(R) Investors Trust Series -- Service Class                 (2.25)     9.17     (3.68)      N/A         6.64
MFS(R) Research Series -- Service Class                        (1.75)    11.70     (4.57)      N/A         8.64
MFS(R) Utilities Series -- Service Class                        6.73     23.33      0.67       N/A        21.60
Neuberger Berman AMT Mid-Cap Growth -- Class S                  3.63       N/A       N/A       N/A        11.70
Royce Micro-Cap Portfolio                                       1.94     19.97     13.78       N/A        12.35
Royce Small-Cap Portfolio                                       0.15     20.80     12.36       N/A         0.39
T. Rowe Price Equity Income Portfolio -- II                    (5.29)    10.19       N/A       N/A         7.51
Van Eck Worldwide Hard Assets                                  41.27     36.09     16.23      8.14        17.33
Van Kampen UIF Emerging Markets Equity -- Class II             23.65       N/A       N/A       N/A        32.03
Victory VIF Diversified Stock -- Class A Shares                (0.68)    13.01      0.66       N/A         6.29
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                                       ASSUMING NO SURRENDER(%)(2)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003           INCEPTION   INCEPTION      1
                    INVESTMENT DIVISIONS                        DATE       DATE(1)     MONTH
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00    (0.80)
Calvert Social Balanced                                         9/2/86      7/10/00    0.21
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04    (1.08)
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01    0.20
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00    1.24
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00    0.42
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03    2.96
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00    1.24
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00    2.57
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05    0.73
MainStay VP Basic Value -- Initial Class                        5/1/98      7/10/00    0.64
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00    0.87
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00    (0.08)
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.22%                                                         1/29/93      7/10/00    0.41
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00    0.17
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00    0.81
MainStay VP Developing Growth -- Initial Class                  5/1/98      7/10/00    0.94
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05    0.33
MainStay VP Government -- Initial Class                        1/29/93      7/10/00    0.86
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00    0.82
MainStay VP Income & Growth -- Initial Class                    5/1/98      7/10/00    (0.51)
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00    3.79
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            5/1/98      7/10/00    (0.11)
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04    1.53
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04    0.87
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01    1.34
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      7/10/00    0.06
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01    (0.03)
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00    0.20
MainStay VP Value -- Initial Class                              5/1/95      7/10/00    (0.28)
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00    1.07
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00    0.98
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01    1.89
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01    1.11
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05    2.14
Royce Small-Cap Portfolio                                     12/27/96       5/2/05    (0.47)
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      7/10/00    (0.10)
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00    6.35
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00    5.08
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04    0.88
--------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.03     22.73     (1.42)     1.87        (5.42)
Calvert Social Balanced                                         3.98      9.16      0.59      4.98        (1.20)
Colonial Small Cap Value Fund -- Class B Shares                 3.80     19.71     11.24       N/A         8.64
Dreyfus IP Technology Growth -- Initial Shares                  2.14     14.48    (10.06)      N/A        (2.40)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.09     18.25      4.96     10.32         3.71
Fidelity(R) VIP Equity-Income -- Initial Class                  4.19     13.62      2.32      6.91         3.08
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.15     24.69     10.26       N/A        22.81
Janus Aspen Series Balanced -- Institutional Shares             6.24      8.39      1.93      9.14         1.12
Janus Aspen Series Worldwide Growth -- Institutional Shares     4.19      9.44     (6.01)     6.68        (8.50)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         4.45
MainStay VP Basic Value -- Initial Class                        3.77     12.72      0.43       N/A         1.07
MainStay VP Bond -- Initial Class                               0.56      1.95      4.19      4.12         4.71
MainStay VP Capital Appreciation -- Initial Class               6.69     10.98     (6.81)     3.95        (8.74)
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.22%                                                          1.33     (0.12)     0.31      1.95         0.63
MainStay VP Common Stock -- Initial Class                       6.00     12.89     (2.63)     7.33        (3.46)
MainStay VP Convertible -- Initial Class                        4.90      9.63      2.83       N/A        (0.06)
MainStay VP Developing Growth -- Initial Class                 10.27     16.12     (0.04)      N/A        (1.59)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A         0.84
MainStay VP Government -- Initial Class                         0.76      0.90      3.11      3.78         3.88
MainStay VP High Yield Corporate Bond -- Initial Class          1.32     14.68      9.36      7.63         6.90
MainStay VP Income & Growth -- Initial Class                    3.03     13.10      0.63       N/A        (1.26)
MainStay VP International Equity -- Initial Class               6.28     16.23      4.56      5.66         3.02
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            2.70      7.55     (6.32)      N/A        (9.37)
MainStay VP Mid Cap Core -- Service Class                      13.74     21.98       N/A       N/A        19.99
MainStay VP Mid Cap Growth -- Service Class                    14.95     25.29       N/A       N/A        21.05
MainStay VP Mid Cap Value -- Initial Class                      4.03     15.16       N/A       N/A         5.64
MainStay VP S&P 500(5) Index -- Initial Class                   3.11     12.25     (1.30)     7.06        (2.79)
MainStay VP Small Cap Growth -- Initial Class                   2.41     15.42       N/A       N/A         1.20
MainStay VP Total Return -- Initial Class                       4.82      8.92     (1.39)     4.93        (3.58)
MainStay VP Value -- Initial Class                              4.56     12.80      1.96      6.14         2.92
MFS(R) Investors Trust Series -- Initial Class                  5.62     11.64     (2.19)     5.70        (2.78)
MFS(R) Research Series -- Initial Class                         6.09     14.07     (3.10)     5.15        (5.80)
MFS(R) Utilities Series -- Initial Class                       14.99     25.37      2.24     10.28         5.10
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11.94     17.32     (3.60)      N/A         2.82
Royce Micro-Cap Portfolio                                       9.84     21.79     14.61       N/A        20.35
Royce Small-Cap Portfolio                                       7.92     22.60     13.22       N/A         8.18
T. Rowe Price Equity Income Portfolio -- I                      2.28     12.63      4.05      8.35         5.39
Van Eck Worldwide Hard Assets                                  49.27     37.51     16.99      8.14        17.92
Van Kampen UIF Emerging Markets Equity -- Class I              31.74     32.97     14.17       N/A         6.55
Victory VIF Diversified Stock -- Class A Shares                 7.03     15.06      1.98       N/A        10.92
--------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           7.03     20.93     (2.69)     1.87        (6.39)
Calvert Social Balanced                                        (3.51)     6.88     (0.71)     4.98        (2.22)
Colonial Small Cap Value Fund -- Class B Shares                (3.67)    17.82     10.31       N/A         1.61
Dreyfus IP Technology Growth -- Initial Shares                 (5.21)    12.40    (11.22)      N/A        (3.81)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  7.09     16.31      3.78     10.32         2.74
Fidelity(R) VIP Equity-Income -- Initial Class                 (3.31)    11.51      1.01      6.91         2.09
Fidelity(R) VIP Mid Cap -- Service Class 2                      8.15     22.95      9.30       N/A        20.08
Janus Aspen Series Balanced -- Institutional Shares            (1.41)     6.07      0.61      9.14         0.08
Janus Aspen Series Worldwide Growth -- Institutional Shares    (3.31)     7.17     (7.22)     6.68        (9.43)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (3.07)
MainStay VP Basic Value -- Initial Class                       (3.70)    10.58     (0.87)      N/A         0.04
MainStay VP Bond -- Initial Class                              (6.68)    (0.56)     2.97      4.12         3.78
MainStay VP Capital Appreciation -- Initial Class              (0.99)     8.77     (8.01)     3.95        (9.67)
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.22%                                                         (5.97)    (2.58)    (0.99)     1.95        (0.40)
MainStay VP Common Stock -- Initial Class                      (1.63)    10.76     (3.89)     7.33        (4.45)
MainStay VP Convertible -- Initial Class                       (2.65)     7.37      1.55       N/A        (1.10)
MainStay VP Developing Growth -- Initial Class                  2.33     14.11     (1.33)      N/A        (2.60)
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (6.42)
MainStay VP Government -- Initial Class                        (6.50)    (1.58)     1.84      3.78         2.90
MainStay VP High Yield Corporate Bond -- Initial Class         (5.98)    12.62      8.36      7.63         6.05
MainStay VP Income & Growth -- Initial Class                   (4.39)    10.97     (0.67)      N/A        (2.27)
MainStay VP International Equity -- Initial Class              (1.37)    14.22      3.36      5.66         2.02
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                           (4.70)     5.19     (7.53)      N/A       (10.29)
MainStay VP Mid Cap Core -- Service Class                       5.74     20.16       N/A       N/A        17.63
MainStay VP Mid Cap Growth -- Service Class                     6.95     23.57       N/A       N/A        18.71
MainStay VP Mid Cap Value -- Initial Class                     (3.46)    13.11       N/A       N/A         4.33
MainStay VP S&P 500(5) Index -- Initial Class                  (4.31)    10.10     (2.58)     7.06        (3.78)
MainStay VP Small Cap Growth -- Initial Class                  (4.96)    13.38       N/A       N/A        (0.26)
MainStay VP Total Return -- Initial Class                      (2.73)     6.63     (2.66)     4.93        (4.58)
MainStay VP Value -- Initial Class                             (2.97)    10.67      0.64      6.14         1.90
MFS(R) Investors Trust Series -- Initial Class                 (1.99)     9.45     (3.46)     5.70        (3.78)
MFS(R) Research Series -- Initial Class                        (1.54)    11.99     (4.35)     5.15        (6.77)
MFS(R) Utilities Series -- Initial Class                        6.99     23.65      0.93     10.28         3.76
Neuberger Berman AMT Mid-Cap Growth -- Class I                  3.94     15.35     (4.84)      N/A         1.32
Royce Micro-Cap Portfolio                                       1.94     19.97     13.78       N/A        12.35
Royce Small-Cap Portfolio                                       0.15     20.80     12.36       N/A         0.39
T. Rowe Price Equity Income Portfolio -- I                     (5.09)    10.48      2.83      8.35         4.48
Van Eck Worldwide Hard Assets                                  41.27     36.09     16.23      8.14        17.33
Van Kampen UIF Emerging Markets Equity -- Class I              23.74     31.44     13.33       N/A         5.68
Victory VIF Diversified Stock -- Class A Shares                (0.68)    13.01      0.66       N/A         6.29
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

(1) The MainStay Premium Plus Variable Annuity was first offered for sale on July 10, 2000. The AmSouth Premium Plus Variable Annuity was first offered for sale on January 18, 2001 and was renamed MainStay Premium Plus Variable Annuity on December 1, 2005. The MainStay Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, and MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MainStay Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a MainStay Premium Plus Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

SMRU# 00317664CV

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.37%                                                         1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         (0.84)   14.92     22.78       N/A       N/A        20.04
Calvert Social Balanced                                       0.22      4.13      9.32      0.74      5.14         5.36
Colonial Small Cap Value Fund -- Class B Shares               (1.06)    3.95     19.89     11.41       N/A         8.54
Dreyfus IP Technology Growth -- Service Shares                0.22      2.00     14.37    (10.18)      N/A         6.54
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1.23     14.97     18.14      4.85     10.30        18.28
Fidelity(R) VIP Equity-Income -- Service Class 2              0.36      4.06     13.50      2.21      6.89        11.03
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.97     16.32     24.88     10.43       N/A        23.66
Janus Aspen Series Balanced -- Service Shares                 1.21      6.12      8.28      1.82       N/A         7.01
Janus Aspen Series Worldwide Growth -- Service Shares         2.50      4.05      9.33     (6.11)      N/A         8.26
MainStay VP Balanced -- Service Class                         0.74       N/A       N/A       N/A       N/A         4.55
MainStay VP Basic Value -- Service Class                      0.62      3.70     12.62      0.34       N/A        10.23
MainStay VP Bond -- Service Class                             0.83      0.43      1.84      4.08      4.00         0.74
MainStay VP Capital Appreciation -- Service Class             (0.13)    6.55     10.86     (6.90)     3.83         7.87
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.37%                                                        0.42      1.48      0.03      0.46      2.10        (0.02)
MainStay VP Common Stock -- Service Class                     0.12      5.85     12.77     (2.74)     7.22        11.21
MainStay VP Convertible -- Service Class                      0.78      4.79      9.52      2.73       N/A         7.19
MainStay VP Developing Growth -- Service Class                0.90     10.12     15.99     (0.15)      N/A        11.76
MainStay VP Floating Rate -- Service Class                    0.34       N/A       N/A       N/A       N/A         0.94
MainStay VP Government -- Service Class                       0.81      0.62      0.79      3.00      3.66        (0.11)
MainStay VP High Yield Corporate Bond -- Service Class        0.79      1.19     14.56      9.25      7.53        10.25
MainStay VP Income & Growth -- Service Class                  (0.54)    2.97     13.01      0.54       N/A        10.51
MainStay VP International Equity -- Service Class             3.77      6.20     16.13      4.46      5.55        14.64
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                          (0.15)    2.60      7.45     (6.40)      N/A         3.51
MainStay VP Mid Cap Core -- Service Class                     1.55     13.91     22.16       N/A       N/A        20.17
MainStay VP Mid Cap Growth -- Service Class                   0.88     15.12     25.48       N/A       N/A        21.23
MainStay VP Mid Cap Value -- Service Class                    1.32      3.91     15.05       N/A       N/A        13.69
MainStay VP S&P 500(5) Index -- Service Class                 0.02      2.97     12.13     (1.41)     6.94         9.35
MainStay VP Small Cap Growth -- Service Class                 (0.03)    2.32     15.31       N/A       N/A        11.43
MainStay VP Total Return -- Service Class                     0.15      4.66      8.80     (1.49)     4.81         6.91
MainStay VP Value -- Service Class                            (0.31)    4.44     12.69      1.86      6.03        11.97
MFS(R) Investors Trust Series -- Service Class                1.09      5.49     11.53     (2.27)      N/A         9.74
MFS(R) Research Series -- Service Class                       0.99      6.03     13.97     (3.18)      N/A        10.82
MFS(R) Utilities Series -- Service Class                      1.87     14.90     25.25      2.14       N/A        23.80
Neuberger Berman AMT Mid-Cap Growth -- Class S                1.04     11.80       N/A       N/A       N/A        15.89
Royce Micro-Cap Portfolio                                     2.15     10.01     21.98     14.78       N/A        18.49
Royce Small-Cap Portfolio                                     (0.46)    8.08     22.79     13.39       N/A         9.69
T. Rowe Price Equity Income Portfolio -- II                   (0.09)    2.21     12.51       N/A       N/A        10.66
Van Eck Worldwide Hard Assets                                 6.36     49.50     37.72     17.16      8.30        24.28
Van Kampen UIF Emerging Markets Equity -- Class II            5.02     31.85       N/A       N/A       N/A        35.60
Victory VIF Diversified Stock -- Class A Shares               0.90      7.19     15.24      2.14       N/A         9.81
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           7.92     21.22       N/A       N/A        17.95
Calvert Social Balanced                                        (2.43)     7.34     (0.37)     5.14         3.87
Colonial Small Cap Value Fund -- Class B Shares                (2.59)    18.24     10.62       N/A         2.41
Dreyfus IP Technology Growth -- Service Shares                 (4.43)    12.55    (11.17)      N/A         4.04
Fidelity(R) VIP Contrafund(R) -- Service Class 2                7.97     16.44      3.84     10.30        16.17
Fidelity(R) VIP Equity-Income -- Service Class 2               (2.50)    11.66      1.08      6.89         8.69
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.32     23.36      9.61       N/A        21.33
Janus Aspen Series Balanced -- Service Shares                  (0.57)     6.25      0.70       N/A         4.52
Janus Aspen Series Worldwide Growth -- Service Shares          (2.50)     7.34     (7.14)      N/A         5.82
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.04)
MainStay VP Basic Value -- Service Class                       (2.84)    10.75     (0.77)      N/A         7.83
MainStay VP Bond -- Service Class                              (5.90)    (0.35)     3.03      4.00        (1.77)
MainStay VP Capital Appreciation -- Service Class              (0.16)     8.93     (7.93)     3.83         5.42
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.37%                                                         (4.91)    (2.12)    (0.65)     2.10        (1.54)
MainStay VP Common Stock -- Service Class                      (0.82)    10.90     (3.81)     7.22         8.88
MainStay VP Convertible -- Service Class                       (1.81)     7.54      1.63       N/A         4.71
MainStay VP Developing Growth -- Service Class                  3.18     14.23     (1.25)      N/A         9.44
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.42)
MainStay VP Government -- Service Class                        (5.72)    (1.37)     1.91      3.66        (2.60)
MainStay VP High Yield Corporate Bond -- Service Class         (5.19)    12.76      8.40      7.53         7.88
MainStay VP Income & Growth -- Service Class                   (3.52)    11.15     (0.57)      N/A         8.12
MainStay VP International Equity -- Service Class              (0.49)    14.37      3.43      5.55        12.41
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                           (3.86)     5.39     (7.44)      N/A         0.93
MainStay VP Mid Cap Core -- Service Class                       6.91     20.58       N/A       N/A        18.11
MainStay VP Mid Cap Growth -- Service Class                     8.12     23.98       N/A       N/A        19.19
MainStay VP Mid Cap Value -- Service Class                     (2.63)    13.25       N/A       N/A        11.44
MainStay VP S&P 500(5) Index -- Service Class                  (3.51)    10.25     (2.50)     6.94         6.95
MainStay VP Small Cap Growth -- Service Class                  (4.13)    13.53       N/A       N/A         9.10
MainStay VP Total Return -- Service Class                      (1.93)     6.79     (2.58)     4.81         4.42
MainStay VP Value -- Service Class                             (2.14)    10.82      0.73      6.03         9.66
MFS(R) Investors Trust Series -- Service Class                 (1.16)     9.62     (3.35)      N/A         7.32
MFS(R) Research Series -- Service Class                        (0.65)    12.15     (4.25)      N/A         8.43
MFS(R) Utilities Series -- Service Class                        7.90     23.75      1.02       N/A        21.67
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.80       N/A       N/A       N/A        13.62
Royce Micro-Cap Portfolio                                       3.08     20.39     14.08       N/A        11.49
Royce Small-Cap Portfolio                                       1.27     21.22     12.66       N/A         2.78
T. Rowe Price Equity Income Portfolio -- II                    (4.23)    10.64       N/A       N/A         8.29
Van Eck Worldwide Hard Assets                                  42.50     36.48     16.52      8.30        23.33
Van Kampen UIF Emerging Markets Equity -- Class II             24.85       N/A       N/A       N/A        33.88
Victory VIF Diversified Stock -- Class A Shares                 0.43     13.45      1.01       N/A         5.79
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Initial Class                        5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.37%                                                         1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            5/1/98      5/10/02
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97      5/10/02
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                  8/31/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         (0.79)   15.20     22.91     (1.27)     2.02        12.41
Calvert Social Balanced                                       0.22      4.13      9.32      0.74      5.14         5.36
Colonial Small Cap Value Fund -- Class B Shares               (1.06)    3.95     19.89     11.41       N/A         8.54
Dreyfus IP Technology Growth -- Initial Shares                0.21      2.29     14.65     (9.92)      N/A         2.13
Fidelity(R) VIP Contrafund(R) -- Initial Class                1.25     15.26     18.43      5.12     10.49        10.46
Fidelity(R) VIP Equity-Income -- Initial Class                0.43      4.35     13.79      2.47      7.07         5.20
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.97     16.32     24.88     10.43       N/A        23.66
Janus Aspen Series Balanced -- Institutional Shares           1.25      6.40      8.56      2.08      9.30         4.58
Janus Aspen Series Worldwide Growth -- Institutional Shares   2.58      4.35      9.61     (5.87)     6.84         0.69
MainStay VP Balanced -- Service Class                         0.74       N/A       N/A       N/A       N/A         4.55
MainStay VP Basic Value -- Initial Class                      0.65      3.92     12.88      0.58       N/A         4.31
MainStay VP Bond -- Initial Class                             0.88      0.72      2.10      4.35      4.28         3.85
MainStay VP Capital Appreciation -- Initial Class             (0.07)    6.85     11.14     (6.67)     4.10         0.68
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.37%                                                        0.42      1.48      0.03      0.46      2.10        (0.02)
MainStay VP Common Stock -- Initial Class                     0.18      6.16     13.06     (2.49)     7.49         4.35
MainStay VP Convertible -- Initial Class                      0.82      5.06      9.80      2.98       N/A         5.83
MainStay VP Developing Growth -- Initial Class                0.95     10.44     16.30      0.11       N/A         5.58
MainStay VP Floating Rate -- Service Class                    0.34       N/A       N/A       N/A       N/A         0.94
MainStay VP Government -- Initial Class                       0.87      0.91      1.05      3.26      3.93         2.86
MainStay VP High Yield Corporate Bond -- Initial Class        0.84      1.47     14.85      9.52      7.79        11.09
MainStay VP Income & Growth -- Initial Class                  (0.49)    3.19     13.27      0.78       N/A         4.77
MainStay VP International Equity -- Initial Class             3.81      6.44     16.40      4.72      5.81         9.64
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                          (0.10)    2.85      7.71     (6.17)      N/A        (0.37)
MainStay VP Mid Cap Core -- Service Class                     1.55     13.91     22.16       N/A       N/A        20.17
MainStay VP Mid Cap Growth -- Service Class                   0.88     15.12     25.48       N/A       N/A        21.23
MainStay VP Mid Cap Value -- Initial Class                    1.35      4.18     15.33       N/A       N/A         6.15
MainStay VP S&P 500(5) Index -- Initial Class                 0.07      3.27     12.42     (1.16)     7.22         4.31
MainStay VP Small Cap Growth -- Initial Class                 (0.02)    2.57     15.59       N/A       N/A         3.79
MainStay VP Total Return -- Initial Class                     0.22      4.97      9.08     (1.24)     5.09         3.49
MainStay VP Value -- Initial Class                            (0.26)    4.72     12.97      2.11      6.30         2.81
MFS(R) Investors Trust Series -- Initial Class                1.09      5.77     11.80     (2.05)     5.85         3.60
MFS(R) Research Series -- Initial Class                       0.99      6.25     14.25     (2.95)     5.31         4.59
MFS(R) Utilities Series -- Initial Class                      1.90     15.16     25.56      2.39     10.45        23.15
Neuberger Berman AMT Mid-Cap Growth -- Class I                1.13     12.11     17.50     (3.45)      N/A        13.95
Royce Micro-Cap Portfolio                                     2.15     10.01     21.98     14.78       N/A        18.49
Royce Small-Cap Portfolio                                     (0.46)    8.08     22.79     13.39       N/A         9.69
T. Rowe Price Equity Income Portfolio -- I                    (0.09)    2.43     12.79      4.21      8.51         4.65
Van Eck Worldwide Hard Assets                                 6.36     49.50     37.72     17.16      8.30        24.28
Van Kampen UIF Emerging Markets Equity -- Class I             5.09     31.93     33.17     14.34       N/A        18.66
Victory VIF Diversified Stock -- Class A Shares               0.90      7.19     15.24      2.14       N/A         9.81
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           8.20     21.35     (2.36)     2.02        11.15
Calvert Social Balanced                                        (2.43)     7.34     (0.37)     5.14         3.87
Colonial Small Cap Value Fund -- Class B Shares                (2.59)    18.24     10.62       N/A         2.41
Dreyfus IP Technology Growth -- Initial Shares                 (4.15)    12.85    (10.92)      N/A         0.57
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.26     16.74      4.12     10.49         9.16
Fidelity(R) VIP Equity-Income -- Initial Class                 (2.23)    11.96      1.36      7.07         3.72
Fidelity(R) VIP Mid Cap -- Service Class 2                      9.32     23.36      9.61       N/A        21.33
Janus Aspen Series Balanced -- Institutional Shares            (0.30)     6.54      0.95      9.30         3.08
Janus Aspen Series Worldwide Growth -- Institutional Shares    (2.23)     7.63     (6.91)     6.84        (0.84)
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.04)
MainStay VP Basic Value -- Initial Class                       (2.62)    11.02     (0.53)      N/A         2.40
MainStay VP Bond -- Initial Class                              (5.63)    (0.09)     3.31      4.28         2.32
MainStay VP Capital Appreciation -- Initial Class               0.12      9.22     (7.70)     4.10        (0.85)
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.37%                                                         (4.91)    (2.12)    (0.65)     2.10        (1.54)
MainStay VP Common Stock -- Initial Class                      (0.53)    11.20     (3.56)     7.49         2.85
MainStay VP Convertible -- Initial Class                       (1.56)     7.83      1.89       N/A         4.38
MainStay VP Developing Growth -- Initial Class                  3.48     14.54     (1.00)      N/A         4.10
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (5.42)
MainStay VP Government -- Initial Class                        (5.45)    (1.12)     2.19      3.93         1.30
MainStay VP High Yield Corporate Bond -- Initial Class         (4.93)    13.06      8.68      7.79         9.81
MainStay VP Income & Growth -- Initial Class                   (3.31)    11.42     (0.33)      N/A         3.28
MainStay VP International Equity -- Initial Class              (0.26)    14.66      3.70      5.81         8.30
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                           (3.63)     5.66     (7.21)      N/A        (1.89)
MainStay VP Mid Cap Core -- Service Class                       6.91     20.58       N/A       N/A        18.11
MainStay VP Mid Cap Growth -- Service Class                     8.12     23.98       N/A       N/A        19.19
MainStay VP Mid Cap Value -- Initial Class                     (2.38)    13.55       N/A       N/A         4.71
MainStay VP S&P 500(5) Index -- Initial Class                  (3.24)    10.54     (2.25)     7.22         2.80
MainStay VP Small Cap Growth -- Initial Class                  (3.89)    13.82       N/A       N/A         2.27
MainStay VP Total Return -- Initial Class                      (1.64)     7.09     (2.33)     5.09         1.95
MainStay VP Value -- Initial Class                             (1.88)    11.11      0.98      6.30         1.25
MFS(R) Investors Trust Series -- Initial Class                 (0.89)     9.90     (3.13)     5.85         2.07
MFS(R) Research Series -- Initial Class                        (0.44)    12.43     (4.03)     5.31         3.08
MFS(R) Utilities Series -- Initial Class                        8.16     24.06      1.28     10.45        22.05
Neuberger Berman AMT Mid-Cap Growth -- Class I                  5.11     15.78     (4.52)      N/A        12.68
Royce Micro-Cap Portfolio                                       3.08     20.39     14.08       N/A        11.49
Royce Small-Cap Portfolio                                       1.27     21.22     12.66       N/A         2.78
T. Rowe Price Equity Income Portfolio -- I                     (4.02)    10.93      3.17      8.51         3.16
Van Eck Worldwide Hard Assets                                  42.50     36.48     16.52      8.30        23.33
Van Kampen UIF Emerging Markets Equity -- Class I              24.93     31.84     13.63       N/A        17.59
Victory VIF Diversified Stock -- Class A Shares                 0.43     13.45      1.01       N/A         5.79
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.45%. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

(1) The MainStay Plus II Variable Annuity was first offered for sale on May 10, 2002. The MainStay Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, and MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU# 00317664CV

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.97%                                                         1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                            6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         (0.87)   14.46     22.30       N/A       N/A        19.57
Calvert Social Balanced                                       0.19      3.72      8.89      0.34      4.72         8.56
Colonial Small Cap Value Fund -- Class B Shares               (1.10)    3.54     19.41     10.96       N/A         9.01
Dreyfus IP Technology Growth -- Service Shares                0.18      1.59     13.91    (10.54)      N/A         6.25
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1.20     14.52     17.67      4.43      9.86        16.75
Fidelity(R) VIP Equity-Income -- Service Class 2              0.33      3.64     13.05      1.80      6.46        11.29
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.94     15.86     24.38      9.99       N/A        22.03
Janus Aspen Series Balanced -- Service Shares                 1.18      5.69      7.85      1.42       N/A         6.63
Janus Aspen Series Worldwide Growth -- Service Shares         2.47      3.64      8.89     (6.48)      N/A         8.06
MainStay VP Balanced -- Service Class                         0.71       N/A       N/A       N/A       N/A         4.60
MainStay VP Basic Value -- Service Class                      0.59      3.28     12.17     (0.06)      N/A        10.03
MainStay VP Bond -- Service Class                             0.80      0.03      1.43      3.66      3.59         0.08
MainStay VP Capital Appreciation -- Service Class             (0.16)    6.13     10.42     (7.28)     3.41         7.49
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.97%                                                        0.39      1.08     (0.37)     0.06      1.70        (0.41)
MainStay VP Common Stock -- Service Class                     0.09      5.43     12.32     (3.13)     6.79        10.93
MainStay VP Convertible -- Service Class                      0.75      4.37      9.09      2.32       N/A         6.77
MainStay VP Developing Growth -- Service Class                0.87      9.68     15.53     (0.55)      N/A        10.78
MainStay VP Floating Rate -- Service Class                    0.31       N/A       N/A       N/A       N/A         2.54
MainStay VP Government -- Service Class                       0.77      0.22      0.39      2.59      3.25        (0.50)
MainStay VP High Yield Corporate Bond -- Service Class        0.76      0.78     14.11      8.82      7.10         9.54
MainStay VP Income & Growth -- Service Class                  (0.57)    2.56     12.56      0.14       N/A         9.69
MainStay VP International Equity -- Service Class             3.74      5.77     15.66      4.04      5.13        13.21
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                          (0.19)    2.20      7.02     (6.78)      N/A         2.04
MainStay VP Mid Cap Core -- Service Class                     1.51     13.45     21.68       N/A       N/A        21.13
MainStay VP Mid Cap Growth -- Service Class                   0.85     14.67     24.98       N/A       N/A        20.26
MainStay VP Mid Cap Value -- Service Class                    1.29      3.50     14.59       N/A       N/A        13.23
MainStay VP S&P 500(5) Index -- Service Class                 (0.02)    2.56     11.69     (1.80)     6.52         9.26
MainStay VP Small Cap Growth -- Service Class                 (0.06)    1.91     14.85       N/A       N/A        10.68
MainStay VP Total Return -- Service Class                     0.12      4.25      8.37     (1.89)     4.39         5.59
MainStay VP Value -- Service Class                            (0.34)    4.03     12.24      1.45      5.60        11.52
MFS(R) Investors Trust Series -- Service Class                1.06      5.07     11.09     (2.66)      N/A         9.64
MFS(R) Research Series -- Service Class                       0.96      5.60     13.52     (3.56)      N/A        12.48
MFS(R) Utilities Series -- Service Class                      1.84     14.44     24.75      1.73       N/A        23.86
Neuberger Berman AMT Mid-Cap Growth -- Class S                1.00     11.35       N/A       N/A       N/A        14.78
Royce Micro-Cap Portfolio                                     2.12      9.57     21.49     14.32       N/A        16.74
Royce Small-Cap Portfolio                                     (0.49)    7.65     22.30     12.94       N/A         4.58
T. Rowe Price Equity Income Portfolio -- II                   (0.12)    1.80     12.06       N/A       N/A         9.91
Van Eck Worldwide Hard Assets                                 6.33     48.90     37.17     16.69      7.87        44.58
Van Kampen UIF Emerging Markets Equity -- Class II            4.99     31.32       N/A       N/A       N/A        28.03
Victory VIF Diversified Stock -- Class A Shares               0.86      6.76     14.78      1.73       N/A        10.89
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.46     20.72       N/A       N/A        17.40
Calvert Social Balanced                                        (3.75)     6.88      0.34      4.72         8.56
Colonial Small Cap Value Fund -- Class B Shares                (3.91)    17.75     10.96       N/A         1.16
Dreyfus IP Technology Growth -- Service Shares                 (5.73)    12.08    (10.54)      N/A         3.65
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.52     15.96      4.43      9.86        14.56
Fidelity(R) VIP Equity-Income -- Service Class 2               (3.82)    11.20      1.80      6.46         8.86
Fidelity(R) VIP Mid Cap -- Service Class 2                      7.86     22.85      9.99       N/A        19.36
Janus Aspen Series Balanced -- Service Shares                  (1.92)     5.81      1.42       N/A         4.12
Janus Aspen Series Worldwide Growth -- Service Shares          (3.82)     6.89     (6.48)      N/A         5.37
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.93)
MainStay VP Basic Value -- Service Class                       (4.15)    10.29     (0.06)      N/A         7.48
MainStay VP Bond -- Service Class                              (7.17)    (0.74)     3.66      3.59        (2.43)
MainStay VP Capital Appreciation -- Service Class              (1.52)     8.47     (7.28)     3.41         4.78
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.97%                                                         (6.20)    (2.51)     0.06      1.70        (0.41)
MainStay VP Common Stock -- Service Class                      (2.16)    10.44     (3.13)     6.79         8.49
MainStay VP Convertible -- Service Class                       (3.14)     7.09      2.32       N/A         4.27
MainStay VP Developing Growth -- Service Class                  1.79     13.76     (0.55)      N/A         8.39
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (4.85)
MainStay VP Government -- Service Class                        (7.00)    (1.77)     2.59      3.25        (2.99)
MainStay VP High Yield Corporate Bond -- Service Class         (6.47)    12.29      8.82      7.10         7.14
MainStay VP Income & Growth -- Service Class                   (4.83)    10.69      0.14       N/A         7.28
MainStay VP International Equity -- Service Class              (1.84)    13.89      4.04      5.13        10.90
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                           (5.16)     4.95     (6.78)      N/A        (0.54)
MainStay VP Mid Cap Core -- Service Class                       5.45     20.08       N/A       N/A        18.93
MainStay VP Mid Cap Growth -- Service Class                     6.67     23.47       N/A       N/A        18.16
MainStay VP Mid Cap Value -- Service Class                     (3.95)    12.78       N/A       N/A        10.92
MainStay VP S&P 500(5) Index -- Service Class                  (4.82)     9.78     (1.80)     6.52         6.76
MainStay VP Small Cap Growth -- Service Class                  (5.43)    13.05       N/A       N/A         8.14
MainStay VP Total Return -- Service Class                      (3.26)     6.34     (1.89)     4.39         3.01
MainStay VP Value -- Service Class                             (3.46)    10.36      1.45      5.60         9.00
MFS(R) Investors Trust Series -- Service Class                 (2.50)     9.16     (2.66)      N/A         7.09
MFS(R) Research Series -- Service Class                        (2.00)    11.68     (3.56)      N/A         9.95
MFS(R) Utilities Series -- Service Class                        6.44     23.23      1.73       N/A        21.70
Neuberger Berman AMT Mid-Cap Growth -- Class S                  3.35       N/A       N/A       N/A        12.46
Royce Micro-Cap Portfolio                                       1.68     19.89     14.32       N/A         8.74
Royce Small-Cap Portfolio                                      (0.10)    20.72     12.94       N/A        (2.95)
T. Rowe Price Equity Income Portfolio -- II                    (5.53)    10.17       N/A       N/A         7.52
Van Eck Worldwide Hard Assets                                  40.90     35.92     16.69      7.87        43.24
Van Kampen UIF Emerging Markets Equity -- Class II             23.32       N/A       N/A       N/A        25.44
Victory VIF Diversified Stock -- Class A Shares                (0.93)    12.98      1.73       N/A         5.44
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003           INCEPTION   INCEPTION
                    INVESTMENT DIVISIONS                        DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Initial Class                        5/1/98      5/10/02
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.97%                                                         1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                            5/1/98      5/10/02
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97      5/10/02
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- I                     3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003             1        1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         (0.82)   14.75     22.42     (1.67)     1.62        21.36
Calvert Social Balanced                                       0.19      3.72      8.89      0.34      4.72         8.56
Colonial Small Cap Value Fund -- Class B Shares               (1.10)    3.54     19.41     10.96       N/A         9.01
Dreyfus IP Technology Growth -- Initial Shares                0.18      1.89     14.19    (10.28)      N/A        13.60
Fidelity(R) VIP Contrafund(R) -- Initial Class                1.22     14.80     17.95      4.70     10.05        16.48
Fidelity(R) VIP Equity-Income -- Initial Class                0.40      3.93     13.34      2.06      6.65         5.20
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.94     15.86     24.38      9.99       N/A        22.03
Janus Aspen Series Balanced -- Institutional Shares           1.21      5.98      8.12      1.67      8.87         5.59
Janus Aspen Series Worldwide Growth -- Institutional Shares   2.54      3.93      9.17     (6.24)     6.42         8.88
MainStay VP Balanced -- Service Class                         0.71       N/A       N/A       N/A       N/A         4.60
MainStay VP Basic Value -- Initial Class                      0.62      3.51     12.43      0.18       N/A        15.13
MainStay VP Bond -- Initial Class                             0.85      0.31      1.69      3.93      3.86         2.99
MainStay VP Capital Appreciation -- Initial Class             (0.10)    6.43     10.70     (7.04)     3.69         6.87
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.97%                                                        0.39      1.08     (0.37)     0.06      1.70        (0.41)
MainStay VP Common Stock -- Initial Class                     0.15      5.73     12.61     (2.88)     7.06         8.03
MainStay VP Convertible -- Initial Class                      0.79      4.64      9.36      2.57       N/A         9.25
MainStay VP Developing Growth -- Initial Class                0.92     10.00     15.83     (0.29)      N/A        14.56
MainStay VP Floating Rate -- Service Class                    0.31       N/A       N/A       N/A       N/A         2.54
MainStay VP Government -- Initial Class                       0.84      0.51      0.65      2.85      3.52         2.03
MainStay VP High Yield Corporate Bond -- Initial Class        0.80      1.06     14.40      9.09      7.37        13.18
MainStay VP Income & Growth -- Initial Class                  (0.53)    2.78     12.82      0.38       N/A        11.00
MainStay VP International Equity -- Initial Class             3.77      6.02     15.94      4.30      5.39        13.55
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                          (0.13)    2.44      7.28     (6.55)      N/A         5.84
MainStay VP Mid Cap Core -- Service Class                     1.51     13.45     21.68       N/A       N/A        21.13
MainStay VP Mid Cap Growth -- Service Class                   0.85     14.67     24.98       N/A       N/A        20.26
MainStay VP Mid Cap Value -- Initial Class                    1.32      3.77     14.87       N/A       N/A         6.23
MainStay VP S&P 500(5) Index -- Initial Class                 0.04      2.85     11.97     (1.55)     6.79        10.21
MainStay VP Small Cap Growth -- Initial Class                 (0.05)    2.16     15.13       N/A       N/A         7.00
MainStay VP Total Return -- Initial Class                     0.18      4.56      8.65     (1.63)     4.67         7.84
MainStay VP Value -- Initial Class                            (0.30)    4.30     12.52      1.70      5.88         5.06
MFS(R) Investors Trust Series -- Initial Class                1.05      5.35     11.36     (2.44)     5.43        13.37
MFS(R) Research Series -- Initial Class                       0.96      5.83     13.79     (3.34)     4.89        12.14
MFS(R) Utilities Series -- Initial Class                      1.86     14.70     25.06      1.98     10.01        24.37
Neuberger Berman AMT Mid-Cap Growth -- Class I                1.09     11.66     17.03     (3.84)      N/A        13.89
Royce Micro-Cap Portfolio                                     2.12      9.57     21.49     14.32       N/A        16.74
Royce Small-Cap Portfolio                                     (0.49)    7.65     22.30     12.94       N/A         4.58
T. Rowe Price Equity Income Portfolio -- I                    (0.12)    2.02     12.34      3.79      8.08         5.01
Van Eck Worldwide Hard Assets                                 6.33     48.90     37.17     16.69      7.87        44.58
Van Kampen UIF Emerging Markets Equity -- Class I             5.05     31.41     32.64     13.88       N/A        35.19
Victory VIF Diversified Stock -- Class A Shares               0.86      6.76     14.78      1.73       N/A        10.89
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
         FOR POLICIES PURCHASED BEFORE JUNE 2, 2003              1         3         5        10        DIVISION
                    INVESTMENT DIVISIONS                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           6.75     20.85     (1.67)     1.62        19.72
Calvert Social Balanced                                        (3.75)     6.88      0.34      4.72         8.56
Colonial Small Cap Value Fund -- Class B Shares                (3.91)    17.75     10.96       N/A         1.16
Dreyfus IP Technology Growth -- Initial Shares                 (5.45)    12.37    (10.28)      N/A        11.55
Fidelity(R) VIP Contrafund(R) -- Initial Class                  6.80     16.25      4.70     10.05        16.48
Fidelity(R) VIP Equity-Income -- Initial Class                 (3.55)    11.49      2.06      6.65         5.20
Fidelity(R) VIP Mid Cap -- Service Class 2                      7.86     22.85      9.99       N/A        19.36
Janus Aspen Series Balanced -- Institutional Shares            (1.65)     6.09      1.67      8.87         5.59
Janus Aspen Series Worldwide Growth -- Institutional Shares    (3.55)     7.18     (6.24)     6.42         8.88
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (2.93)
MainStay VP Basic Value -- Initial Class                       (3.94)    10.56      0.18       N/A        13.25
MainStay VP Bond -- Initial Class                              (6.91)    (0.49)     3.93      3.86         2.99
MainStay VP Capital Appreciation -- Initial Class              (1.23)     8.76     (7.04)     3.69         6.87
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.97%                                                         (6.20)    (2.51)     0.06      1.70        (0.41)
MainStay VP Common Stock -- Initial Class                      (1.88)    10.74     (2.88)     7.06         8.03
MainStay VP Convertible -- Initial Class                       (2.89)     7.37      2.57       N/A         9.25
MainStay VP Developing Growth -- Initial Class                  2.08     14.07     (0.29)      N/A        12.74
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (4.85)
MainStay VP Government -- Initial Class                        (6.73)    (1.51)     2.85      3.52         2.03
MainStay VP High Yield Corporate Bond -- Initial Class         (6.21)    12.58      9.09      7.37        13.18
MainStay VP Income & Growth -- Initial Class                   (4.62)    10.95      0.38       N/A         8.58
MainStay VP International Equity -- Initial Class              (1.62)    14.18      4.30      5.39        13.55
MainStay VP Large Cap Growth -- Initial Class (formerly
 MainStay VP Growth)                                           (4.94)     5.22     (6.55)      N/A         5.84
MainStay VP Mid Cap Core -- Service Class                       5.45     20.08       N/A       N/A        18.93
MainStay VP Mid Cap Growth -- Service Class                     6.67     23.47       N/A       N/A        18.16
MainStay VP Mid Cap Value -- Initial Class                     (3.70)    13.08       N/A       N/A         6.23
MainStay VP S&P 500(5) Index -- Initial Class                  (4.55)    10.08     (1.55)     6.79        10.21
MainStay VP Small Cap Growth -- Initial Class                  (5.20)    13.34       N/A       N/A         7.00
MainStay VP Total Return -- Initial Class                      (2.97)     6.64     (1.63)     4.67         7.84
MainStay VP Value -- Initial Class                             (3.21)    10.65      1.70      5.88         5.06
MFS(R) Investors Trust Series -- Initial Class                 (2.23)     9.44     (2.44)     5.43        11.41
MFS(R) Research Series -- Initial Class                        (1.79)    11.96     (3.34)     4.89        12.14
MFS(R) Utilities Series -- Initial Class                        6.70     23.55      1.98     10.01        22.53
Neuberger Berman AMT Mid-Cap Growth -- Class I                  3.66     15.30     (3.84)      N/A        13.89
Royce Micro-Cap Portfolio                                       1.68     19.89     14.32       N/A         8.74
Royce Small-Cap Portfolio                                      (0.10)    20.72     12.94       N/A        (2.95)
T. Rowe Price Equity Income Portfolio -- I                     (5.32)    10.46      3.79      8.08         5.01
Van Eck Worldwide Hard Assets                                  40.90     35.92     16.69      7.87        43.24
Van Kampen UIF Emerging Markets Equity -- Class I              23.41     31.30     13.88       N/A        33.78
Victory VIF Diversified Stock -- Class A Shares                (0.93)    12.98      1.73       N/A         5.44
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.85%. A POLICY SERVICE FEE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

(1) The MainStay Select Variable Annuity was first offered for sale on May 10, 2002. The MainStay Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

 The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard
 Assets.

FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap
 Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Colonial Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, and MainStay VP Floating
 Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005.

 Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU# 00317664CV

MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.07%                                                         1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                          6/2/2003     6/2/2003
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         (0.86)   14.58     22.42       N/A      N/A         20.09
Calvert Social Balanced                                       0.20      3.82      9.00      0.44     4.83          7.24
Colonial Small Cap Value Fund -- Class B Shares               (1.09)    3.64     19.53     11.07      N/A          8.21
Dreyfus IP Technology Growth -- Service Shares                0.19      1.69     14.03    (10.45)     N/A          6.26
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1.21     14.63     17.79      4.54     9.97         17.06
Fidelity(R) VIP Equity-Income -- Service Class 2              0.33      3.74     13.17      1.90     6.57         10.81
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.94     15.98     24.50     10.10      N/A         23.81
Janus Aspen Series Balanced -- Service Shares                 1.19      5.80      7.96      1.52      N/A          6.73
Janus Aspen Series Worldwide Growth -- Service Shares         2.48      3.74      9.00     (6.39)     N/A          7.36
MainStay VP Balanced -- Service Class                         0.72       N/A       N/A       N/A      N/A          4.34
MainStay VP Basic Value -- Service Class                      0.59      3.39     12.28      0.04      N/A         10.01
MainStay VP Bond -- Service Class                             0.80      0.13      1.53      3.77     3.69          0.41
MainStay VP Capital Appreciation -- Service Class             (0.15)    6.23     10.53     (7.18)    3.52          7.55
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.07%                                                        0.40      1.18     (0.27)     0.16     1.80         (0.16)
MainStay VP Common Stock -- Service Class                     0.09      5.53     12.43     (3.03)    6.90         10.88
MainStay VP Convertible -- Service Class                      0.76      4.48      9.20      2.42      N/A          6.68
MainStay VP Developing Growth -- Service Class                0.88      9.79     15.65     (0.45)     N/A         12.03
MainStay VP Floating Rate -- Service Class                    0.32       N/A       N/A       N/A      N/A          1.27
MainStay VP Government -- Service Class                       0.78      0.32      0.49      2.69     3.35         (0.46)
MainStay VP High Yield Corporate Bond -- Service Class        0.76      0.89     14.22      8.93     7.21          9.70
MainStay VP Income & Growth -- Service Class                  (0.57)    2.66     12.67      0.24      N/A         10.00
MainStay VP International Equity -- Service Class             3.75      5.88     15.78      4.15     5.23         13.67
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                          (0.18)    2.30      7.13     (6.68)     N/A          3.17
MainStay VP Mid Cap Core -- Service Class                     1.52     13.57     21.80       N/A      N/A         19.84
MainStay VP Mid Cap Growth -- Service Class                   0.85     14.78     25.10       N/A      N/A         21.79
MainStay VP Mid Cap Value -- Service Class                    1.30      3.60     14.70       N/A      N/A         13.35
MainStay VP S&P 500(5) Index -- Service Class                 (0.01)    2.67     11.80     (1.70)    6.62          9.02
MainStay VP Small Cap Growth -- Service Class                 (0.06)    2.01     14.96       N/A      N/A         11.90
MainStay VP Total Return -- Service Class                     0.13      4.35      8.47     (1.79)    4.50          5.59
MainStay VP Value -- Service Class                            (0.33)    4.13     12.35      1.55     5.71         11.01
MFS(R) Investors Trust Series -- Service Class                1.07      5.17     11.20     (2.57)     N/A          9.18
MFS(R) Research Series -- Service Class                       0.97      5.71     13.63     (3.47)     N/A         12.22
MFS(R) Utilities Series -- Service Class                      1.84     14.56     24.88      1.84      N/A         23.27
Neuberger Berman AMT Mid-Cap Growth -- Class S                1.01     11.46       N/A       N/A      N/A         14.89
Royce Micro-Cap Portfolio                                     2.12      9.68     21.61     14.44      N/A         19.85
Royce Small-Cap Portfolio                                     (0.48)    7.76     22.42     13.05      N/A          8.75
T. Rowe Price Equity Income Portfolio -- II                   (0.11)    1.90     12.17       N/A      N/A         10.25
Van Eck Worldwide Hard Assets                                 6.33     49.05     37.31     16.81     7.98         43.10
Van Kampen UIF Emerging Markets Equity -- Class II            5.00     31.45       N/A       N/A      N/A         34.14
Victory VIF Diversified Stock -- Class A Shares               0.87      6.87     14.89      1.83      N/A         10.75
------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           6.58     20.61       N/A      N/A         17.67
Calvert Social Balanced                                        (3.65)     6.71     (0.86)    4.83          4.32
Colonial Small Cap Value Fund -- Class B Shares                (3.82)    17.64     10.14      N/A          1.23
Dreyfus IP Technology Growth -- Service Shares                 (5.63)    11.94    (11.60)     N/A          3.34
Fidelity(R) VIP Contrafund(R) -- Service Class 2                6.63     15.83      3.34     9.97         14.54
Fidelity(R) VIP Equity-Income -- Service Class 2               (3.73)    11.04      0.58     6.57          8.07
Fidelity(R) VIP Mid Cap -- Service Class 2                      7.98     22.76      9.13      N/A         21.08
Janus Aspen Series Balanced -- Service Shares                  (1.82)     5.62      0.21      N/A          3.87
Janus Aspen Series Worldwide Growth -- Service Shares          (3.73)     6.71     (7.60)     N/A          4.47
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A      N/A         (3.17)
MainStay VP Basic Value -- Service Class                       (4.06)    10.13     (1.26)     N/A          7.23
MainStay VP Bond -- Service Class                              (7.08)    (0.96)     2.53     3.69         (2.46)
MainStay VP Capital Appreciation -- Service Class              (1.42)     8.30     (8.38)    3.52          4.73
MainStay VP Cash Management(4) -- Current 7-day yield is
 2.07%                                                         (6.11)    (2.73)    (1.14)    1.80         (3.01)
MainStay VP Common Stock -- Service Class                      (2.06)    10.28     (4.28)    6.90          8.19
MainStay VP Convertible -- Service Class                       (3.05)     6.91      1.12      N/A          3.78
MainStay VP Developing Growth -- Service Class                  1.89     13.62     (1.74)     N/A          9.39
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A      N/A         (6.02)
MainStay VP Government -- Service Class                        (6.91)    (1.98)     1.40     3.35         (3.30)
MainStay VP High Yield Corporate Bond -- Service Class         (6.38)    12.14      7.91     7.21          6.96
MainStay VP Income & Growth -- Service Class                   (4.73)    10.53     (1.06)     N/A          7.22
MainStay VP International Equity -- Service Class              (1.74)    13.75      2.93     5.23         11.04
MainStay VP Large Cap Growth -- Service Class (formerly
 MainStay VP Growth)                                           (5.07)     4.76     (7.89)     N/A          0.22
MainStay VP Mid Cap Core -- Service Class                       5.57     19.97       N/A      N/A         17.42
MainStay VP Mid Cap Growth -- Service Class                     6.78     23.37       N/A      N/A         19.48
MainStay VP Mid Cap Value -- Service Class                     (3.86)    12.64       N/A      N/A         10.76
MainStay VP S&P 500(5) Index -- Service Class                  (4.73)     9.62     (2.97)    6.62          6.26
MainStay VP Small Cap Growth -- Service Class                  (5.33)    12.91       N/A      N/A          9.25
MainStay VP Total Return -- Service Class                      (3.16)     6.16     (3.06)    4.50          2.64
MainStay VP Value -- Service Class                             (3.37)    10.20      0.24     5.71          8.33
MFS(R) Investors Trust Series -- Service Class                 (2.40)     9.00     (3.83)     N/A          6.36
MFS(R) Research Series -- Service Class                        (1.90)    11.53     (4.71)     N/A          9.50
MFS(R) Utilities Series -- Service Class                        6.56     23.14      0.52      N/A         20.80
Neuberger Berman AMT Mid-Cap Growth -- Class S                  3.46       N/A       N/A      N/A         12.24
Royce Micro-Cap Portfolio                                       1.78     19.78     13.61      N/A         11.85
Royce Small-Cap Portfolio                                       0.00     20.61     12.18      N/A          0.92
T. Rowe Price Equity Income Portfolio -- II                    (5.44)    10.01       N/A      N/A          7.48
Van Eck Worldwide Hard Assets                                  41.05     35.88     16.05     7.98         41.19
Van Kampen UIF Emerging Markets Equity -- Class II             23.45       N/A       N/A      N/A         32.10
Victory VIF Diversified Stock -- Class A Shares                (0.83)    12.83      0.51      N/A          6.12
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.75% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005

(1) The MainStay Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. The AmSouth Premium Plus II Variable Annuity was first offered for sale on June 2, 2003 and was renamed MainStay Premium Plus II Variable Annuity on December 1, 2005. The MainStay Premium Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MainStay Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a MainStay Premium Plus II Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

SMRU# 00317664CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus Variable Annuity)

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus II Variable Annuity)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 49,059,907      $205,895,682      $313,660,057
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (1,903)          (63,215)         (340,600)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        163,058           693,152           976,686
    Administrative charges..................................         14,382            61,531           110,858
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 33,771,700      $143,750,686      $282,123,950
    Series II Policies......................................        336,243         1,139,179           651,866
    Series III Policies.....................................     11,361,828        46,639,300        20,831,662
    Series IV Policies......................................      3,128,529        13,277,354         8,594,880
    Series V Policies.......................................        282,264           271,265            29,555
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      11.63      $      16.14      $      17.85
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.74      $      13.08      $       6.68
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.59      $      12.80      $       6.09
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.49      $      11.47      $      10.25
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.03      $      11.07      $      12.49
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 41,754,465      $213,679,432      $390,602,739
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $177,005,375      $276,084,420      $192,410,724      $ 22,788,881      $157,135,275      $682,430,229      $ 53,801,482
          981,245                --                --                --                --                --                --
          862,111           (73,266)           17,765           (18,083)          (41,153)         (657,586)           (1,555)

          654,854           870,265           620,902            72,064           536,435         2,232,946           170,723
           53,986            92,832            59,685             6,269            46,522           220,934            16,681
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $104,359,328      $234,430,929      $143,841,405      $ 15,386,574      $105,432,005      $532,635,171      $ 42,000,723
        3,518,853           902,195         1,313,155           187,888         1,062,707         3,071,990           313,600
       41,116,687        30,004,211        34,248,606         5,527,889        37,740,568       105,142,895         8,862,807
       19,247,612         9,394,448        12,115,533         1,574,772        11,974,673        37,289,377         2,369,231
        2,154,168           316,274           229,203            15,342           301,212         1,179,330            66,162
        7,743,243                --                --                --                --                --                --
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $       1.27      $      23.61      $      18.49      $       9.57      $      15.61      $      23.05      $      11.55
     ============      ============      ============      ============      ============      ============      ============
     $       1.04      $       8.22      $      10.42      $       9.14      $      12.38      $      14.57      $       9.52
     ============      ============      ============      ============      ============      ============      ============
     $       1.03      $       8.26      $       9.97      $       9.17      $      12.23      $      14.31      $       9.34
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $      11.68      $      12.28      $      12.15      $      11.08      $      14.65      $      11.85
     ============      ============      ============      ============      ============      ============      ============
     $       0.99      $      13.08      $      13.56      $      15.01      $      10.73      $      15.38      $      13.00
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $177,001,910      $289,646,260      $171,517,003      $ 17,765,406      $164,746,726      $635,321,259      $ 48,480,618
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 92,764,064      $ 78,411,879      $ 75,319,059
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         21,985           (16,773)           (5,207)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        294,373           251,360           237,238
    Administrative charges..................................         27,343            25,990            19,795
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 67,126,914      $ 63,856,345      $ 47,318,127
    Series II Policies......................................        632,642           438,853           312,520
    Series III Policies.....................................     18,508,406        10,732,349        20,574,487
    Series IV Policies......................................      5,810,446         3,000,401         6,824,452
    Series V Policies.......................................        385,925            89,808            27,233
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      19.26      $      12.33      $      14.77
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.72      $       6.88      $      15.89
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.75      $       5.87      $      15.27
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      13.91      $       9.87      $      14.96
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.26      $      11.87      $      17.60
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 77,397,650      $ 92,828,900      $ 61,638,358
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH --      TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $104,025,353      $154,742,020      $561,581,558      $ 62,964,973      $205,945,227      $240,088,724       $ 82,633,135
               --                --                --                --                --                --                 --
          (80,262)           (4,158)         (197,466)          (13,897)         (306,672)          (86,212)           (15,978)

          325,569           496,903         1,799,191           199,346           653,960           772,088            253,717
           27,868            40,956           185,919            17,046            71,263            74,972             25,631
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $ 66,802,926      $ 96,021,991      $463,828,913      $ 38,454,183      $179,431,389      $184,371,978       $ 66,236,642
          469,698           714,593         1,577,774           362,681           499,965           935,507            430,119
       26,886,577        43,213,546        72,357,460        16,094,767        18,186,454        42,103,133         12,448,343
        9,387,138        13,990,867        21,289,945         7,744,761         6,487,994        11,565,371          3,089,749
           45,315           259,006           344,890            78,292           307,530           179,463            132,956
               --                --                --                --                --                --                 --
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $      12.76      $      12.72      $      23.35      $      10.64      $      18.74      $      20.95       $      11.43
     ============      ============      ============      ============      ============      ============       ============
     $      16.26      $      12.59      $       8.83      $      10.89      $       8.60      $      12.20       $       7.99
     ============      ============      ============      ============      ============      ============       ============
     $      12.96      $      12.79      $       8.58      $      10.55      $       8.23      $      11.65       $       7.40
     ============      ============      ============      ============      ============      ============       ============
     $      13.96      $      12.42      $      11.66      $      11.45      $      11.33      $      11.06       $      15.20
     ============      ============      ============      ============      ============      ============       ============
     $      20.06      $      12.42      $      13.82      $      12.68      $      12.74      $      11.89       $      17.75
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 72,623,730      $128,913,601      $576,035,568      $ 49,285,771      $222,732,020      $206,982,637       $ 55,614,485
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                                 DREYFUS IP
                                                                                 TECHNOLOGY     FIDELITY(R) VIP
                                                              CALVERT SOCIAL      GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 47,923,443     $ 21,415,786     $427,594,602
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (3,374)         (39,135)         (12,007)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        160,741           72,214        1,343,450
    Administrative charges..................................         13,695            5,767          137,469
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 28,572,390     $ 12,609,367     $346,947,375
    Series II Policies......................................        154,831           90,780        1,588,448
    Series III Policies.....................................     10,765,641        6,397,075       58,804,214
    Series IV Policies......................................      5,074,515        2,156,419       18,029,525
    Series V Policies.......................................        833,235           45,029          732,114
    Series VI Policies......................................      2,345,021               --               --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      18.61     $       8.87     $      24.21
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       9.66     $      10.79     $      12.68
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       9.37     $       8.98     $      12.18
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.06     $      10.79     $      14.33
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      13.02     $      14.24     $      16.91
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.92     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 45,247,345     $ 20,027,832     $326,535,073
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES                                                                  NEUBERGER
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                             BERMAN AMT
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       MID-CAP
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $222,654,026      $528,319,246      $211,349,463      $ 28,998,191      $ 37,856,259       $  5,258,102      $  7,045,506
               --                --                --                --                --                 --                --
           26,933          (153,398)          (68,204)            1,385           (32,782)              (221)           (2,153)

          721,053         1,711,097           664,354            95,655           121,501             17,465            24,700
           70,111           179,306            75,346             8,828            12,236              1,064             1,505
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $173,408,665      $438,220,094      $189,175,133      $ 21,375,490      $ 30,730,194       $  2,771,374      $  3,232,873
          661,657         1,885,592           829,250           322,763           245,513             18,874            43,245
       37,734,084        65,609,162        14,689,985         5,818,827         5,561,199          2,246,754         2,913,150
        9,391,632        19,880,733         5,712,744         1,287,020         1,130,720            147,237           710,616
          693,757           679,864           134,447            90,993            22,114             55,113           117,264
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $      18.45      $      21.84      $      15.85      $       9.90      $      10.73       $      13.33      $      10.92
     ============      ============      ============      ============      ============       ============      ============
     $      11.97      $      11.29      $       6.74      $       8.75      $       7.59       $      15.66      $      11.23
     ============      ============      ============      ============      ============       ============      ============
     $      11.78      $      10.62      $       6.18      $       8.60      $       7.26       $      12.50      $      11.28
     ============      ============      ============      ============      ============       ============      ============
     $      12.01      $      11.76      $      10.25      $      11.37      $      11.76       $      20.16      $      15.71
     ============      ============      ============      ============      ============       ============      ============
     $      12.00      $      12.10      $      12.97      $      14.35      $      14.23       $      17.92      $      15.11
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $193,861,462      $498,837,089      $296,578,598      $ 26,136,041      $ 36,472,534       $  4,204,079      $  5,435,028
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                   ROYCE             ROYCE         T. ROWE PRICE
                                                                 MICRO-CAP         SMALL-CAP       EQUITY INCOME
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  6,744,811       $12,815,034      $221,646,615
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (29,889)           32,017             8,771

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         16,945            35,992           722,124
    Administrative charges..................................          1,277             2,440            62,458
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  1,905,014       $ 4,336,798      $150,116,763
    Series II Policies......................................         46,302         1,260,535         1,231,267
    Series III Policies.....................................      1,554,692         2,400,432        54,289,234
    Series IV Policies......................................      2,259,237         3,127,064        14,572,050
    Series V Policies.......................................         77,177            62,162           661,490
    Series VI Policies......................................        854,278         1,621,628                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
    Series I variable accumulation unit value...............   $      12.16       $     11.18      $      14.22
                                                               ============       ===========      ============
    Series II variable accumulation unit value..............   $      12.27       $     10.56      $      13.54
                                                               ============       ===========      ============
    Series III variable accumulation unit value.............   $      12.04       $     10.83      $      13.25
                                                               ============       ===========      ============
    Series IV variable accumulation unit value..............   $      11.85       $     10.98      $      11.79
                                                               ============       ===========      ============
    Series V variable accumulation unit value...............   $      11.67       $     10.47      $      11.92
                                                               ============       ===========      ============
    Series VI variable accumulation unit value..............   $      11.98       $     10.90      $         --
                                                               ============       ===========      ============
Identified Cost of Investment...............................   $  6,443,805       $12,609,650      $196,865,168
                                                               ============       ===========      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      VAN KAMPEN
                     UIF EMERGING
       VAN ECK          MARKETS
      WORLDWIDE        EQUITY--
     HARD ASSETS        CLASS I
    ------------------------------
    $170,327,270     $ 74,940,221
              --               --
         161,636          (19,164)

         518,092          219,148
          32,318           21,051
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $ 66,110,275     $ 56,637,011
       1,298,921          569,845
      53,056,127       13,590,072
      27,352,178        3,771,899
       1,220,503          112,031
      20,900,492               --
              --               --
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $      23.26     $      16.76
    ============     ============
    $      23.01     $      12.07
    ============     ============
    $      23.29     $      14.00
    ============     ============
    $      22.00     $      18.60
    ============     ============
    $      27.62     $      23.75
    ============     ============
    $      24.36     $         --
    ============     ============
    $119,506,296     $ 46,620,412
    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 81,825,349      $ 24,169,055      $ 76,509,099
  Dividends due and accrued.................................         96,250                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        317,388            78,039           134,119

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        241,925            85,850           273,003
    Administrative charges..................................         16,329             5,036            15,042
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 27,375,101      $  4,281,113      $ 11,333,924
    Series II Policies......................................      1,466,699            36,507           349,469
    Series III Policies.....................................     19,146,045         7,357,066        24,636,791
    Series IV Policies......................................     13,880,881         7,259,124        23,265,702
    Series V Policies.......................................      1,509,254           686,469         2,429,381
    Series VI Policies......................................     13,374,529         4,535,929        14,339,906
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................      5,228,224                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      10.46      $      12.87      $      10.20
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.41      $      10.53      $      10.06
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.44      $      12.78      $      10.15
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      10.45      $      12.82      $      10.19
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      10.46      $      12.62      $      10.02
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      10.43      $      12.73      $      10.11
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 81,081,473      $ 22,130,149      $ 79,144,415
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     HIGH YIELD
       CAPITAL          COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP      CORPORATE
    APPRECIATION--      STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--       BOND--
    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------
     $ 51,690,436    $ 41,681,437    $ 83,766,114    $ 18,422,894    $ 76,882,001    $ 49,631,115    $351,331,531
               --              --              --              --         325,052              --              --
            1,192          67,510          39,575              53         901,022          58,757         105,553

          182,814         142,489         293,902          62,515         219,426         173,771       1,250,657
            8,907           8,386          16,314           3,465          16,881          10,039          68,630
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $  9,594,784    $  7,103,733    $ 13,293,396    $  3,145,316    $ 13,618,532    $  8,798,502    $ 50,261,988
           77,634          33,994         358,304          44,763       4,001,279         316,141       2,500,242
       17,835,412      12,796,123      25,859,522       6,080,662      13,041,020      16,242,978     117,497,618
       11,770,676      14,034,301      25,646,646       5,606,087      10,795,736      14,766,154     103,495,512
          553,991         308,682       1,607,688         231,816       1,686,072       1,257,180      11,657,106
       11,667,410       7,321,239      16,729,917       3,248,323      11,829,168       8,125,107      64,705,331
               --              --              --              --      22,899,961              --              --
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $      12.17    $      13.17    $      12.03    $      13.34    $      10.10    $       9.97    $      12.81
     ============    ============    ============    ============    ============    ============    ============
     $      10.98    $      10.54    $      10.58    $      11.00    $      10.14    $      10.06    $      10.29
     ============    ============    ============    ============    ============    ============    ============
     $      12.25    $      13.04    $      12.02    $      13.11    $      10.08    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $      12.16    $      13.15    $      11.96    $      13.31    $      10.09    $       9.97    $      12.86
     ============    ============    ============    ============    ============    ============    ============
     $      11.88    $      12.96    $      11.84    $      12.97    $      10.25    $       9.87    $      12.64
     ============    ============    ============    ============    ============    ============    ============
     $      12.06    $      13.05    $      11.79    $      13.40    $      10.13    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $ 46,024,801    $ 37,381,753    $ 77,578,688    $ 15,709,016    $ 77,009,369    $ 51,066,128    $360,315,923
     ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 27,395,207      $ 85,247,790      $ 19,596,318
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         29,694           122,744            14,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         94,537           287,940            67,114
    Administrative charges..................................          4,707            15,321             3,533
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  3,829,561      $ 12,520,066      $  3,045,034
    Series II Policies......................................        310,841           626,480            72,184
    Series III Policies.....................................      8,050,629        26,887,095         6,796,580
    Series IV Policies......................................      7,627,748        26,068,776         5,526,240
    Series V Policies.......................................        552,730         1,608,744           453,458
    Series VI Policies......................................      6,954,148        17,356,112         3,646,750
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      12.64      $      14.39      $      10.96
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.43      $      10.82      $      11.32
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      12.94      $      14.11      $      10.89
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      12.91      $      14.21      $      10.93
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      12.67      $      13.71      $      10.53
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      12.73      $      13.85      $      10.84
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 25,490,064      $ 79,383,369      $ 18,574,207
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 74,383,390      $110,170,465      $127,138,046      $184,176,804      $ 67,484,046      $ 43,048,603      $ 69,912,425
               --                --                --                --                --                --                --
          138,091           139,905            14,530           104,830            28,163             6,848            73,890

          247,228           367,832           429,581           639,848           223,814           152,976           243,433
           12,450            19,416            22,045            35,620            12,910             7,635            12,392
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $ 11,966,432      $ 18,596,697      $ 18,099,226      $ 32,437,702      $ 12,418,812      $  7,819,616      $ 11,721,930
          348,531           598,003           521,964           621,377           214,803            14,371           191,402
       21,986,643        33,555,489        41,553,891        63,956,765        20,401,042        16,289,549        24,078,920
       19,680,258        30,962,180        38,107,424        51,107,688        20,161,253        10,004,303        18,870,450
        1,543,013         1,474,911         1,914,914         4,000,231           986,421           636,114           729,354
       18,736,926        24,735,842        26,503,531        31,482,403        13,093,154         8,130,887        14,138,434
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $      16.17      $      16.77      $      13.94      $      12.61      $      13.48      $      11.76      $      13.21
     ============      ============      ============      ============      ============      ============      ============
     $      11.60      $      11.78      $      10.69      $      10.55      $      10.53      $      10.57      $      10.65
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      16.35      $      14.03      $      12.49      $      13.52      $      11.69      $      13.08
     ============      ============      ============      ============      ============      ============      ============
     $      16.05      $      16.42      $      13.92      $      12.59      $      13.21      $      11.88      $      13.39
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      15.98      $      13.71      $      12.48      $      12.78      $      11.48      $      13.02
     ============      ============      ============      ============      ============      ============      ============
     $      15.83      $      16.62      $      13.81      $      12.50      $      13.36      $      11.49      $      13.09
     ============      ============      ============      ============      ============      ============      ============
     $ 69,140,181      $ 88,030,137      $120,704,086      $168,627,971      $ 61,779,273      $ 40,088,353      $ 63,165,584
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                 COLONIAL SMALL
                                                               ALGER AMERICAN       CAP VALUE        DREYFUS IP
                                                                   SMALL         FUND, VARIABLE      TECHNOLOGY
                                                              CAPITALIZATION--      SERIES--          GROWTH--
                                                               CLASS S SHARES        CLASS B       SERVICE SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 32,714,051      $ 21,643,346      $ 22,209,267
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          10,557            93,684            37,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         103,833            64,526            76,489
    Administrative charges..................................           6,304             4,615             4,788
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $  5,850,344      $  7,797,754      $  4,703,461
    Series II Policies......................................         130,387           274,056            61,347
    Series III Policies.....................................       9,679,862         4,868,494         6,984,999
    Series IV Policies......................................      10,949,350         5,433,351         7,046,820
    Series V Policies.......................................         456,539           249,889           263,484
    Series VI Policies......................................       5,547,989         3,044,345         3,105,454
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      16.04      $      11.03      $      11.87
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      11.95      $      10.66      $      11.00
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      15.95      $      10.97      $      11.73
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      15.95      $      10.96      $      11.77
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      15.63      $      10.90      $      11.64
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      15.90      $      10.92      $      11.67
                                                                ============      ============      ============
Identified Cost of Investment...............................    $ 27,005,071      $ 20,583,813      $ 20,882,985
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              JANUS ASPEN
                      FIDELITY(R) VIP                       JANUS ASPEN         SERIES            MFS(R)            MFS(R)
    FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP       SERIES           WORLDWIDE      INVESTORS TRUST      RESEARCH
    CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--          SERIES--
    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $172,167,967      $106,391,242      $150,972,196      $ 85,948,146      $ 25,950,662      $  5,465,127      $  7,549,495
               --                --                --                --                --                --                --
          359,241           213,720            49,106            54,116           (28,510)            1,275              (485)

          573,999           371,091           490,697           302,274            88,909            18,848            26,030
           33,287            20,707            33,879            18,240             5,395             1,208             1,481
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $ 27,416,415      $ 17,710,260      $ 57,754,330      $ 14,525,945      $  5,145,390      $  1,150,504      $  1,486,326
        1,178,571           660,931           567,890           567,860            84,576             1,314            55,274
       48,984,269        32,145,536        38,490,574        25,740,324         8,306,247         1,403,581         2,038,432
       55,870,894        30,272,949        30,427,907        27,775,069         7,855,270         1,768,866         2,182,092
        4,331,899         3,530,183         2,204,927         2,225,679           435,803           106,968            44,197
       34,137,874        21,893,305        21,051,098        14,846,871         4,000,562         1,015,113         1,715,178
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $      15.27      $      13.16      $      16.12      $      11.92      $      12.37      $      12.56      $      13.33
     ============      ============      ============      ============      ============      ============      ============
     $      11.79      $      10.56      $      14.50      $      10.84      $      10.43      $      10.73      $      10.77
     ============      ============      ============      ============      ============      ============      ============
     $      15.08      $      12.94      $      16.00      $      11.93      $      12.23      $      12.60      $      13.18
     ============      ============      ============      ============      ============      ============      ============
     $      15.42      $      13.09      $      16.31      $      11.91      $      12.27      $      12.68      $      12.99
     ============      ============      ============      ============      ============      ============      ============
     $      14.86      $      13.06      $      15.27      $      11.80      $      12.03      $      12.52      $      13.24
     ============      ============      ============      ============      ============      ============      ============
     $      14.91      $      12.98      $      16.23      $      11.83      $      11.97      $      12.49      $      13.36
     ============      ============      ============      ============      ============      ============      ============
     $142,104,087      $ 98,462,941      $122,891,803      $ 78,614,331      $ 23,936,951      $  4,863,017      $  6,621,372
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    NEUBERGER
                                                                                   BERMAN AMT
                                                              MFS(R) UTILITIES       MID-CAP        T. ROWE PRICE
                                                                  SERIES--          GROWTH--        EQUITY INCOME
                                                               SERVICE CLASS         CLASS S        PORTFOLIO--II
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $187,180,391      $ 11,472,684      $137,755,789
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (179,241)          (13,864)          206,236

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         585,739            36,994           470,366
    Administrative charges..................................          37,645             2,507            26,791
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $ 69,366,129      $  3,298,199      $ 18,924,727
    Series II Policies......................................       1,821,615            28,880           903,146
    Series III Policies.....................................      44,611,948         2,766,283        38,632,193
    Series IV Policies......................................      34,325,323         3,082,785        45,332,159
    Series V Policies.......................................       2,109,935           356,342         4,635,809
    Series VI Policies......................................      34,142,816         1,886,830        29,036,834
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      15.94      $      13.96      $      12.94
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      14.29      $      11.92      $      10.55
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      16.73      $      14.00      $      12.85
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      16.85      $      14.47      $      12.96
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      16.78      $      14.11      $      12.75
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      16.65      $      14.15      $      12.81
                                                                ============      ============      ============
Identified Cost of Investment...............................    $168,004,514      $  9,816,015      $133,565,294
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      VAN KAMPEN
     UIF EMERGING       VICTORY VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
     $ 40,486,926      $ 16,358,177
               --                --
          (20,993)            9,103

          125,486            53,000
            7,111             3,720
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $  6,717,254      $  5,801,803
          183,390           135,870
       11,562,283         2,706,099
       12,712,311         4,210,040
          461,929           259,915
        8,696,169         3,196,833
               --                --
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $      21.93      $      12.00
     ============      ============
     $      14.06      $      10.67
     ============      ============
     $      21.04      $      11.85
     ============      ============
     $      21.82      $      11.68
     ============      ============
     $      16.74      $      11.58
     ============      ============
     $      21.05      $      11.82
     ============      ============
     $ 30,975,874      $ 15,013,116
     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    452,313      $  6,650,506      $      13,459
  Mortality and expense risk charges........................       (676,991)       (2,931,075)        (4,147,381)
  Administrative charges....................................        (59,220)         (260,569)          (470,693)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (283,898)        3,458,862         (4,604,615)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,794,448        38,684,217         85,727,609
  Cost of investments sold..................................     (9,017,887)      (38,900,330)      (133,918,769)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        776,561          (216,113)       (48,191,160)
  Realized gain distribution received.......................        503,260                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        863,698        (1,695,916)        72,597,965
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      2,143,519        (1,912,029)        24,406,805
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,859,621      $  1,546,833      $  19,802,190
                                                               ============      ============      =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    612,433      $  1,487,302      $       2,711
  Mortality and expense risk charges........................       (726,684)       (1,114,571)        (1,060,640)
  Administrative charges....................................        (71,644)         (102,519)          (109,428)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (185,895)          270,212         (1,167,357)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,809,805         8,363,959         22,713,498
  Cost of investments sold..................................     (9,554,800)       (6,005,684)       (39,042,491)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        255,005         2,358,275        (16,328,993)
  Realized gain distribution received.......................             --         3,681,742                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,660,168          (764,727)        18,950,222
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      1,915,173         5,275,290          2,621,229
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,729,278      $  5,545,502      $   1,453,872
                                                               ============      ============      =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $   5,628,195     $  2,711,592      $  2,890,845      $         --      $  4,994,173      $  40,040,954
        (2,661,509)      (3,692,281)       (2,607,274)         (322,567)       (2,312,401)        (9,531,999)
          (219,184)        (393,936)         (249,463)          (29,255)         (199,812)          (938,714)
     -------------     ------------      ------------      ------------      ------------      -------------
         2,747,502       (1,374,625)           34,108          (351,822)        2,481,960         29,570,241
     -------------     ------------      ------------      ------------      ------------      -------------
       165,574,601       61,302,204        41,316,004        12,233,801        43,694,047        181,004,362
      (165,579,463)     (77,243,645)      (43,002,874)      (13,961,200)      (44,699,591)      (172,772,172)
     -------------     ------------      ------------      ------------      ------------      -------------
            (4,862)     (15,941,441)       (1,686,870)       (1,727,399)       (1,005,544)         8,232,190
                --        3,255,411                --                --                --                 --
             8,706       30,393,360        10,790,693         3,790,843            86,507        (28,361,830)
     -------------     ------------      ------------      ------------      ------------      -------------
             3,844       17,707,330         9,103,823         2,063,444          (919,037)       (20,129,640)
     -------------     ------------      ------------      ------------      ------------      -------------
     $   2,751,346     $ 16,332,705      $  9,137,931      $  1,711,622      $  1,562,923      $   9,440,601
     =============     ============      ============      ============      ============      =============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $     390,484     $         --      $  1,170,500      $  6,543,652      $         --      $   3,089,949
          (895,010)      (1,230,357)       (2,082,542)       (7,558,945)         (884,933)        (2,820,720)
           (75,106)        (104,856)         (171,729)         (784,946)          (75,155)          (306,966)
     -------------     ------------      ------------      ------------      ------------      -------------
          (579,632)      (1,335,213)       (1,083,771)       (1,800,239)         (960,088)           (37,737)
     -------------     ------------      ------------      ------------      ------------      -------------
        11,432,662       15,220,474        24,441,970       107,744,323        16,334,361         56,068,072
        (7,594,283)      (9,950,189)      (18,415,065)     (108,754,617)      (13,050,688)       (62,789,786)
     -------------     ------------      ------------      ------------      ------------      -------------
         3,838,379        5,270,285         6,026,905        (1,010,294)        3,283,673         (6,721,714)
         7,002,952           46,664         7,012,295                --         1,083,460                 --
        (1,167,102)       9,254,799        (5,750,830)       20,347,951        (2,119,612)        16,998,498
     -------------     ------------      ------------      ------------      ------------      -------------
         9,674,229       14,571,748         7,288,370        19,337,657         2,247,521         10,276,784
     -------------     ------------      ------------      ------------      ------------      -------------
     $   9,094,597     $ 13,236,535      $  6,204,599      $ 17,537,418      $  1,287,433      $  10,239,047
     =============     ============      ============      ============      ============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                     ALGER
                                                                                    AMERICAN
                                                                MAINSTAY VP          SMALL             AMSOUTH
                                                                  VALUE--       CAPITALIZATION--      ENHANCED
                                                               INITIAL CLASS     CLASS O SHARES      MARKET FUND
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,831,495       $         --      $     32,813
  Mortality and expense risk charges........................     (3,215,694)        (1,005,097)          (40,501)
  Administrative charges....................................       (315,473)          (101,204)               --
                                                               ------------       ------------      ------------
      Net investment income (loss)..........................       (699,672)        (1,106,301)           (7,688)
                                                               ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     40,701,543         13,523,626         3,324,952
  Cost of investments sold..................................    (40,417,499)       (10,008,611)       (2,869,633)
                                                               ------------       ------------      ------------
      Net realized gain (loss) on investments...............        284,044          3,515,015           455,319
  Realized gain distribution received.......................             --                 --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     11,731,742          8,459,154          (409,546)
                                                               ------------       ------------      ------------
      Net gain (loss) on investments........................     12,015,786         11,974,169            45,773
                                                               ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 11,316,114       $ 10,867,868      $     38,085
                                                               ============       ============      ============

                                                                JANUS ASPEN
                                                                  SERIES            MFS(R)
                                                                 WORLDWIDE         INVESTORS          MFS(R)
                                                                 GROWTH--            TRUST           RESEARCH
                                                               INSTITUTIONAL       SERIES--          SERIES--
                                                                  SHARES         INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  3,008,104      $    167,335      $    190,190
  Mortality and expense risk charges........................     (2,848,935)         (394,067)         (509,787)
  Administrative charges....................................       (323,310)          (36,555)          (50,900)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (164,141)         (263,287)         (370,497)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     57,793,068         5,948,655         9,037,315
  Cost of investments sold..................................   (105,254,106)       (6,450,480)      (11,921,440)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............    (47,461,038)         (501,825)       (2,884,125)
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     55,854,111         2,374,310         5,529,916
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      8,393,073         1,872,485         2,645,791
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  8,228,932      $  1,609,198      $  2,275,294
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                                                  TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        AMSOUTH        AMSOUTH        CALVERT        GROWTH--           VIP            EQUITY-       BALANCED--
    INTERNATIONAL    LARGE CAP       MID CAP         SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
     EQUITY FUND        FUND           FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    ---------------------------------------------------------------------------------------------------------------------------
    $    186,232    $     9,616    $   116,596    $   846,374    $        --     $  1,152,504     $  3,805,219    $ 12,218,432
         (10,551)       (59,029)       (28,310)      (641,440)      (303,627)      (5,131,537)      (2,975,680)     (7,111,503)
              --             --             --        (55,241)       (24,104)        (527,256)        (289,386)       (744,562)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         175,681        (49,413)        88,286        149,693       (327,731)      (4,506,289)         540,153       4,362,367
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         869,163      4,787,003      2,327,365      7,539,500      8,990,454       37,022,405       35,321,230     116,566,866
        (810,518)    (4,388,258)    (1,900,805)    (7,972,443)    (8,282,005)     (31,261,478)     (36,356,861)   (126,532,496)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
          58,645        398,745        426,560       (432,943)       708,449        5,760,927       (1,035,631)     (9,965,630)
              --             --             --             --             --           72,032        8,362,088              --
        (207,355)      (465,126)      (434,969)     2,181,162       (279,258)      56,261,941        1,357,195      38,444,038
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
        (148,710)       (66,381)        (8,409)     1,748,219        429,191       62,094,900        8,683,652      28,478,408
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
    $     26,971    $  (115,794)   $    79,877    $ 1,897,912    $   101,460     $ 57,588,611     $  9,223,805    $ 32,840,775
    =============   ============   ============   ============   ============   ===============   =============   =============

                     NEUBERGER                                                                  VAN KAMPEN
                       BERMAN                                      T. ROWE                         UIF
       MFS(R)           AMT                                         PRICE         VAN ECK        EMERGING
      UTILITIES       MID-CAP         ROYCE          ROYCE          EQUITY       WORLDWIDE       MARKETS
      SERIES--        GROWTH--      MICRO-CAP      SMALL-CAP        INCOME          HARD         EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO(A)   PORTFOLIO(B)    PORTFOLIO        ASSETS        CLASS I
    -------------------------------------------------------------------------------------------------------
    $     26,248    $        --    $    28,938    $        --    $ 3,450,116    $   194,470    $   223,856
         (67,195)      (103,142)       (25,476)       (48,653)    (2,917,250)    (1,394,133)      (749,103)
          (3,989)        (6,315)        (1,933)        (3,308)      (252,337)       (87,066)       (73,716)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         (44,936)      (109,457)         1,529        (51,961)       280,529     (1,286,729)      (598,963)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
       1,798,962      2,934,371        237,220        480,237     20,176,482      6,384,407      6,231,798
      (1,115,786)    (2,263,904)      (207,317)      (452,669)   (17,129,628)    (3,357,863)    (5,802,964)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         683,176        670,467         29,903         27,568      3,046,854      3,026,544        428,834
              --             --         87,431        119,725     10,428,146             --             --
          44,140        221,889        301,006        205,383     (8,300,049)    40,533,605     17,119,388
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         727,316        892,356        418,340        352,676      5,174,951     43,560,149     17,548,222
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
    $    682,380    $   782,899    $   419,869    $   300,715    $ 5,455,480    $42,273,420    $16,949,259
    ============    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
                                                                 BALANCED--       BASIC VALUE--        BOND--
                                                              SERVICE CLASS(C)    SERVICE CLASS     SERVICE CLASS
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $    582,205      $    179,825      $  2,345,711
  Mortality and expense risk charges........................        (413,777)         (321,329)         (983,574)
  Administrative charges....................................         (29,239)          (18,390)          (53,551)
                                                                ------------      ------------      ------------
      Net investment income (loss)..........................         139,189          (159,894)        1,308,586
                                                                ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       1,690,352         2,951,809         4,804,047
  Cost of investments sold..................................      (1,629,836)       (2,536,291)       (5,026,232)
                                                                ------------      ------------      ------------
      Net realized gain (loss) on investments...............          60,516           415,518          (222,185)
  Realized gain distribution received.......................         307,826           248,847                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         743,875           352,700          (861,807)
                                                                ------------      ------------      ------------
      Net gain (loss) on investments........................       1,112,217         1,017,065        (1,083,992)
                                                                ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  1,251,406      $    857,171      $    224,594
                                                                ============      ============      ============

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE         INCOME &        INTERNATIONAL
                                                                  BOND--           GROWTH--          EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 20,058,035      $    269,263      $  1,248,700
  Mortality and expense risk charges........................     (4,495,628)         (333,707)         (936,932)
  Administrative charges....................................       (246,077)          (17,048)          (49,182)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     15,316,330           (81,492)          262,586
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     24,903,474         1,756,853         2,442,112
  Cost of investments sold..................................    (23,247,782)       (1,440,983)       (1,832,156)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,655,692           315,870           609,956
  Realized gain distribution received.......................             --                --         3,389,246
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (12,821,049)          556,727           196,131
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................    (11,165,357)          872,597         4,195,333
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  4,150,973      $    791,105      $  4,457,919
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL           COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--        STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(D)    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------
     $         --      $    340,293      $  1,113,721      $         --       $  1,378,410      $  1,495,656
         (685,254)         (521,642)       (1,100,527)         (227,075)          (409,328)         (626,639)
          (33,417)          (30,056)          (60,546)          (12,421)           (33,810)          (36,004)
     ------------      ------------      ------------      ------------       ------------      ------------
         (718,671)         (211,405)          (47,352)         (239,496)           935,272           833,013
     ------------      ------------      ------------      ------------       ------------      ------------
        5,310,515         2,481,393         7,430,580         1,894,822          4,118,295         5,830,908
       (4,722,762)       (2,025,833)       (6,710,583)       (1,702,893)        (4,096,780)       (5,938,311)
     ------------      ------------      ------------      ------------       ------------      ------------
          587,753           455,560           719,997           191,929             21,515          (107,403)
               --           493,112                --                --                 --                --
        3,242,014         1,488,272         3,107,701         1,769,139           (127,369)         (518,091)
     ------------      ------------      ------------      ------------       ------------      ------------
        3,829,767         2,436,944         3,827,698         1,961,068           (105,854)         (625,494)
     ------------      ------------      ------------      ------------       ------------      ------------
     $  3,111,096      $  2,225,539      $  3,780,346      $  1,721,572       $    829,418      $    207,519
     ============      ============      ============      ============       ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------
     $         --      $    256,880      $         --      $    716,270      $  1,841,868      $         --
         (246,972)         (796,323)       (1,226,216)       (1,519,985)       (2,306,660)         (849,708)
          (12,985)          (40,533)          (64,989)          (76,085)         (127,095)          (47,863)
     ------------      ------------      ------------      ------------      ------------      ------------
         (259,957)         (579,976)       (1,291,205)         (879,800)         (591,887)         (897,571)
     ------------      ------------      ------------      ------------      ------------      ------------
        2,987,427         2,789,163         5,855,005         5,477,632         7,256,795         3,642,834
       (2,957,736)       (1,965,139)       (4,376,708)       (4,173,743)       (6,076,304)       (3,065,990)
     ------------      ------------      ------------      ------------      ------------      ------------
           29,691           824,024         1,478,297         1,303,889         1,180,491           576,844
               --         6,927,919            49,674         5,776,211                --         1,166,930
          727,614           195,435        12,066,986        (1,999,269)        4,864,030           771,281
     ------------      ------------      ------------      ------------      ------------      ------------
          757,305         7,947,378        13,594,957         5,080,831         6,044,521         2,515,055
     ------------      ------------      ------------      ------------      ------------      ------------
     $    497,348      $  7,367,402      $ 12,303,752      $  4,201,031      $  5,452,634      $  1,617,484
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                                       ALGER
                                                                MAINSTAY VP                           AMERICAN
                                                                   TOTAL          MAINSTAY VP          SMALL
                                                                 RETURN--           VALUE--       CAPITALIZATION--
                                                               SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    570,269      $    708,756       $         --
  Mortality and expense risk charges........................       (575,086)         (877,888)          (340,936)
  Administrative charges....................................        (28,561)          (44,787)           (20,496)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................        (33,378)         (213,919)          (361,432)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,043,448         3,236,340          1,973,286
  Cost of investments sold..................................     (3,690,710)       (2,615,692)        (1,564,554)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............        352,738           620,648            408,732
  Realized gain distribution received.......................             --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,529,908         2,289,382          3,567,754
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................      1,882,646         2,910,030          3,976,486
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,849,268      $  2,696,111       $  3,615,054
                                                               ============      ============       ============

                                                                JANUS ASPEN         MFS(R)
                                                                  SERIES           INVESTORS          MFS(R)
                                                                 WORLDWIDE           TRUST           RESEARCH
                                                                 GROWTH--          SERIES--          SERIES--
                                                              SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    287,033      $     13,376      $     17,610
  Mortality and expense risk charges........................       (325,090)          (64,874)          (90,204)
  Administrative charges....................................        (19,213)           (4,141)           (5,214)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        (57,270)          (55,639)          (77,808)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      2,339,443           683,302           948,701
  Cost of investments sold..................................     (2,070,916)         (586,229)         (759,185)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        268,527            97,073           189,516
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        817,774           231,446           307,341
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,086,301           328,519           496,857
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,029,031      $    272,880      $    419,049
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       COLONIAL
       SMALL CAP
      VALUE FUND,       DREYFUS IP        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       JANUS ASPEN
       VARIABLE         TECHNOLOGY            VIP               VIP               VIP             SERIES
       SERIES--          GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------------------------------------------------------------------------------------------------
     $         --      $         --      $    123,044      $  1,061,991      $         --      $  1,657,400
         (152,384)         (284,066)       (1,810,068)       (1,292,459)       (1,589,714)       (1,098,697)
          (11,047)          (17,101)         (102,657)          (70,414)         (109,668)          (64,851)
     ------------      ------------      ------------      ------------      ------------      ------------
         (163,431)         (301,167)       (1,789,681)         (300,882)       (1,699,382)          493,852
     ------------      ------------      ------------      ------------      ------------      ------------
          950,992         3,705,315         2,998,703         4,355,846         6,926,329         8,317,302
         (936,962)       (3,684,261)       (2,193,364)       (3,675,275)       (5,158,585)       (7,352,934)
     ------------      ------------      ------------      ------------      ------------      ------------
           14,030            21,054           805,339           680,571         1,767,744           964,368
           30,073                --            17,578         2,625,478         1,421,216                --
        1,058,486           779,153        20,024,706         1,271,030        17,696,876         3,401,174
     ------------      ------------      ------------      ------------      ------------      ------------
        1,102,589           800,207        20,847,623         4,577,079        20,885,836         4,365,542
     ------------      ------------      ------------      ------------      ------------      ------------
     $    939,158      $    499,040      $ 19,057,942      $  4,276,197      $ 19,186,454      $  4,859,394
     ============      ============      ============      ============      ============      ============

                         NEUBERGER
        MFS(R)          BERMAN AMT                           VAN KAMPEN        VICTORY VIF
       UTILITIES          MID-CAP        T. ROWE PRICE      UIF EMERGING       DIVERSIFIED
       SERIES--          GROWTH--        EQUITY INCOME    MARKETS EQUITY--       STOCK--
     SERVICE CLASS        CLASS S        PORTFOLIO--II        CLASS II       CLASS A SHARES
    ----------------------------------------------------------------------------------------
     $    429,108      $         --      $  1,593,065       $     84,491      $      8,446
       (1,567,797)         (119,601)       (1,616,344)          (344,382)         (157,671)
         (102,120)           (7,951)          (88,795)           (19,632)          (10,976)
     ------------      ------------      ------------       ------------      ------------
       (1,240,809)         (127,552)         (112,074)          (279,523)         (160,201)
     ------------      ------------      ------------       ------------      ------------
        7,176,681         1,211,444         3,900,130          2,067,427         1,366,301
       (5,830,739)       (1,017,234)       (3,903,990)        (1,595,031)       (1,251,443)
     ------------      ------------      ------------       ------------      ------------
        1,345,942           194,210            (3,860)           472,396           114,858
               --                --         6,095,020                 --                --
       15,148,472         1,031,216        (2,958,572)         7,406,751         1,027,657
     ------------      ------------      ------------       ------------      ------------
       16,494,414         1,225,426         3,132,588          7,879,147         1,142,515
     ------------      ------------      ------------       ------------      ------------
     $ 15,253,605      $  1,097,874      $  3,020,514       $  7,599,624      $    982,314
     ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005
and December 31, 2004

                                                               MAINSTAY VP                   MAINSTAY VP
                                                              BASIC VALUE--                    BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (283,898)  $   (260,322)  $  3,458,862   $  4,750,511
    Net realized gain (loss) on investments..........       776,561          4,473       (216,113)     2,421,189
    Realized gain distribution received..............       503,260             --             --      2,530,840
    Change in unrealized appreciation (depreciation)
      on investments.................................       863,698      5,051,499     (1,695,916)    (3,418,356)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,859,621      4,795,650      1,546,833      6,284,184
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       506,712        747,857      2,767,660      3,862,802
    Policyowners' surrenders.........................    (4,722,273)    (3,498,688)   (22,404,095)   (20,826,615)
    Policyowners' annuity and death benefits.........      (488,878)      (560,862)    (2,569,686)    (2,721,983)
    Net transfers from (to) Fixed Account............         9,742        540,957       (796,623)    (3,943,016)
    Transfers between Investment Divisions...........    (2,700,125)     2,808,990     (8,794,964)   (27,712,958)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (7,394,822)        38,254    (31,797,708)   (51,341,770)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         3,152         (8,129)       (10,951)       (32,400)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (5,532,049)     4,825,775    (30,261,826)   (45,089,986)
NET ASSETS:
    Beginning of year................................    54,412,613     49,586,838    235,339,610    280,429,596
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 48,880,564   $ 54,412,613   $205,077,784   $235,339,610
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   DEVELOPING
                                                              CONVERTIBLE--                   GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     34,108   $    918,126   $   (351,822)  $   (455,324)
    Net realized gain (loss) on investments..........    (1,686,870)    (4,615,441)    (1,727,399)    (1,142,594)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,790,693     12,994,494      3,790,843      2,701,305
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     9,137,931      9,297,179      1,711,622      1,103,387
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,628,185      4,036,622        280,649        344,461
    Policyowners' surrenders.........................   (16,215,627)   (15,568,502)    (2,287,383)    (2,377,746)
    Policyowners' annuity and death benefits.........    (2,571,424)    (1,843,014)      (131,140)      (212,455)
    Net transfers from (to) Fixed Account............      (905,067)      (774,552)       (73,264)       124,265
    Transfers between Investment Divisions...........   (19,430,358)      (752,012)    (2,154,394)      (299,255)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --     (6,299,024)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (36,494,291)   (14,901,458)   (10,664,556)    (2,420,730)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (9,556)       (38,270)         3,738         (4,558)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (27,365,916)    (5,642,549)    (8,949,196)    (1,321,901)
NET ASSETS:
    Beginning of year................................   219,113,818    224,756,367     31,641,661     32,963,562
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $191,747,902   $219,113,818   $ 22,692,465   $ 31,641,661
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                 MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------
    $ (4,604,615)  $ (4,552,244)  $  2,747,502   $ (1,458,785)  $ (1,374,625)  $   (193,100)
     (48,191,160)   (32,043,224)        (4,862)        (7,839)   (15,941,441)   (12,888,862)
              --             --             --             --      3,255,411             --
      72,597,965     45,162,339          8,706          2,072     30,393,360     40,339,057
    ------------   ------------   ------------   ------------   ------------   ------------
      19,802,190      8,566,871      2,751,346     (1,464,552)    16,332,705     27,257,095
    ------------   ------------   ------------   ------------   ------------   ------------
       4,838,691      6,782,048     69,148,697     82,832,764      3,306,612      4,323,036
     (37,549,052)   (33,824,586)   (43,058,610)   (44,058,355)   (29,657,868)   (24,094,330)
      (3,323,314)    (3,445,882)    (2,321,489)    (2,952,212)    (3,045,310)    (2,678,850)
      (2,035,435)    (1,179,606)    (4,002,426)   (24,138,819)    (1,552,624)        83,844
     (41,427,718)   (18,542,200)   (43,289,968)   (50,611,299)   (24,334,703)   (10,804,572)
    ------------   ------------   ------------   ------------   ------------   ------------
     (79,496,828)   (50,210,226)   (23,523,796)   (38,927,921)   (55,283,893)   (33,170,872)
    ------------   ------------   ------------   ------------   ------------   ------------
          29,814         (5,445)       (16,484)        (5,488)        23,174        (53,926)
    ------------   ------------   ------------   ------------   ------------   ------------
     (59,664,824)   (41,648,800)   (20,788,934)   (40,397,961)   (38,928,014)    (5,967,703)
     371,896,737    413,545,537    198,928,825    239,326,786    313,976,071    319,943,774
    ------------   ------------   ------------   ------------   ------------   ------------
    $312,231,913   $371,896,737   $178,139,891   $198,928,825   $275,048,057   $313,976,071
    ============   ============   ============   ============   ============   ============

                                          MAINSTAY VP
            MAINSTAY VP                    HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--                 CORPORATE BOND--              INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
    ---------------------------   ----------------------------   ---------------------------
        2005           2004           2005            2004           2005           2004
    ----------------------------------------------------------------------------------------
    $  2,481,960   $  4,787,316   $  29,570,241   $ 42,308,686   $   (185,895)  $    166,828
      (1,005,544)        51,695       8,232,190    (11,306,892)       255,005       (191,872)
              --             --              --             --             --             --
          86,507       (895,837)    (28,361,830)    48,866,587      1,660,168      5,821,819
    ------------   ------------   -------------   ------------   ------------   ------------
       1,562,923      3,943,174       9,440,601     79,868,381      1,729,278      5,796,775
    ------------   ------------   -------------   ------------   ------------   ------------
       2,902,927      3,702,340      10,129,502     14,408,799        392,060        638,424
     (20,442,818)   (19,351,263)    (86,023,535)   (67,593,230)    (6,494,075)    (4,035,637)
      (2,682,549)    (3,331,558)    (11,158,796)    (7,783,342)      (571,081)      (460,829)
      (2,633,041)    (5,722,334)    (11,459,191)    (2,295,955)       (66,616)       257,545
     (11,771,469)   (39,390,063)    (28,971,902)     2,365,345        706,090      1,778,082
              --             --              --             --             --             --
    ------------   ------------   -------------   ------------   ------------   ------------
     (34,626,950)   (64,092,878)   (127,483,922)   (60,898,383)    (6,033,622)    (1,822,415)
    ------------   ------------   -------------   ------------   ------------   ------------
         (10,821)       (21,311)        (14,787)      (308,374)         7,591        (12,618)
    ------------   ------------   -------------   ------------   ------------   ------------
     (33,074,848)   (60,171,015)   (118,058,108)    18,661,624     (4,296,753)     3,961,742
     189,586,013    249,757,028     797,376,871    778,715,247     57,909,276     53,947,534
    ------------   ------------   -------------   ------------   ------------   ------------
    $156,511,165   $189,586,013   $ 679,318,763   $797,376,871   $ 53,612,523   $ 57,909,276
    ============   ============   =============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MAINSTAY VP                  MAINSTAY VP
                                                        INTERNATIONAL EQUITY--         LARGE CAP GROWTH--
                                                             INITIAL CLASS                INITIAL CLASS
                                                       -------------------------   ---------------------------
                                                          2005          2004           2005           2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   270,212   $  (221,628)  $ (1,167,357)  $ (1,266,866)
    Net realized gain (loss) on investments..........    2,358,275     1,419,563    (16,328,993)   (13,644,070)
    Realized gain distribution received..............    3,681,742            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (764,727)    8,352,821     18,950,222      9,803,326
                                                       -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    5,545,502     9,550,756      1,453,872     (5,107,610)
                                                       -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,917,215     1,460,935        914,134      1,709,414
    Policyowners' surrenders.........................   (8,000,808)   (3,884,069)    (7,272,141)    (7,391,220)
    Policyowners' annuity and death benefits.........     (445,609)     (579,519)      (982,585)    (1,077,715)
    Net transfers from (to) Fixed Account............      665,771       725,855       (555,475)       (66,344)
    Transfers between Investment Divisions...........   19,123,371    17,168,964    (12,179,379)    (9,295,560)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --            --             --             --
                                                       -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   13,259,940    14,892,166    (20,075,446)   (16,121,425)
                                                       -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          602       (26,834)        17,467         12,190
                                                       -----------   -----------   ------------   ------------
        Increase (decrease) in net assets............   18,806,044    24,416,088    (18,604,107)   (21,216,845)
NET ASSETS:
    Beginning of year................................   73,658,289    49,242,201     96,721,863    117,938,708
                                                       -----------   -----------   ------------   ------------
    End of year......................................  $92,464,333   $73,658,289   $ 78,117,756   $ 96,721,863
                                                       ===========   ===========   ============   ============

                                                              MAINSTAY VP
                                                               SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                  TOTAL RETURN--
                                                             INITIAL CLASS                 INITIAL CLASS
                                                       --------------------------   ---------------------------
                                                           2005          2004           2005           2004
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (960,088)  $  (989,709)  $    (37,737)  $    540,473
    Net realized gain (loss) on investments..........     3,283,673     1,633,362     (6,721,714)    (2,943,135)
    Realized gain distribution received..............     1,083,460            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (2,119,612)    4,351,673     16,998,498     13,900,293
                                                       ------------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,287,433     4,995,326     10,239,047     11,497,631
                                                       ------------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,108,204     1,675,404      2,552,720      3,452,132
    Policyowners' surrenders.........................    (5,137,868)   (3,436,078)   (30,123,612)   (21,938,731)
    Policyowners' annuity and death benefits.........      (391,002)     (864,063)    (3,343,692)    (3,153,638)
    Net transfers from (to) Fixed Account............       375,477     1,132,036     (1,654,552)    (1,026,343)
    Transfers between Investment Divisions...........    (2,200,900)    2,943,652    (19,082,381)    (6,771,325)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....    (4,948,545)           --             --             --
                                                       ------------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   (11,194,634)    1,450,951    (51,651,517)   (29,437,905)
                                                       ------------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        19,452       (14,327)         7,119        (30,966)
                                                       ------------   -----------   ------------   ------------
        Increase (decrease) in net assets............    (9,887,749)    6,431,950    (41,405,351)   (17,971,240)
NET ASSETS:
    Beginning of year................................    72,622,433    66,190,483    246,318,683    264,289,923
                                                       ------------   -----------   ------------   ------------
    End of year......................................  $ 62,734,684   $72,622,433   $204,913,332   $246,318,683
                                                       ============   ===========   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                     MAINSTAY VP                   MAINSTAY VP
              CORE--                       GROWTH--                   MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (579,632)  $   (431,017)  $ (1,335,213)  $ (1,044,492)  $ (1,083,771)  $   (649,357)  $ (1,800,239)  $    592,787
       3,838,379        719,947      5,270,285      1,456,805      6,026,905        675,617     (1,010,294)    (1,077,273)
       7,002,952      1,246,778         46,664             --      7,012,295      1,246,854             --             --
      (1,167,102)     8,003,511      9,254,799     13,683,264     (5,750,830)    17,701,449     20,347,951     53,483,871
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,094,597      9,539,219     13,236,535     14,095,577      6,204,599     18,974,563     17,537,418     52,999,385
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,268,988      1,178,876      1,864,870      1,865,232      3,226,840      2,879,275      7,188,277      9,465,336
      (5,401,662)    (2,455,224)    (7,285,424)    (6,610,016)   (11,828,393)    (6,774,051)   (63,609,591)   (50,784,682)
        (226,874)      (230,851)      (528,759)      (744,734)      (965,803)      (675,900)    (5,791,448)    (5,238,699)
         604,095        616,720      1,367,766      1,652,851      1,462,021      1,470,263     (2,485,152)     1,154,429
      14,535,227     11,381,654     15,974,697     13,843,206     17,514,850     20,340,993    (27,840,457)      (508,570)
      (4,959,503)            --     (5,586,771)            --     (6,187,149)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,820,271     10,491,175      5,806,379     10,006,539      3,222,366     17,240,580    (92,538,371)   (45,912,186)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,245)       (25,793)        (5,325)       (29,628)        13,109        (56,292)        62,908        (95,632)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,907,623     20,004,601     19,037,589     24,072,488      9,440,074     36,158,851    (74,938,045)     6,991,567
      60,149,196     40,144,595     84,554,065     60,481,577    144,759,929    108,601,078    634,337,027    627,345,460
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 75,056,819   $ 60,149,196   $103,591,654   $ 84,554,065   $154,200,003   $144,759,929   $559,398,982   $634,337,027
    ============   ============   ============   ============   ============   ============   ============   ============

                                             ALGER
                                           AMERICAN
            MAINSTAY VP                      SMALL                        AMSOUTH                       AMSOUTH
              VALUE--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (699,672)  $   (763,344)  $ (1,106,301)  $ (1,083,462)  $     (7,688)  $    (18,709)  $    175,681   $     (9,443)
         284,044     (1,453,022)     3,515,015      1,102,016        455,319         10,889         58,645         18,561
              --             --             --             --             --             --             --             --
      11,731,742     25,508,177      8,459,154     10,278,565       (409,546)       242,581       (207,355)       129,837
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,316,114     23,291,811     10,867,868     10,297,119         38,085        234,761         26,971        138,955
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,394,043      4,357,551        984,077      1,294,475        132,029        125,515           (478)        42,878
     (23,882,645)   (20,331,298)    (7,610,087)    (5,742,240)      (287,011)      (263,165)       (20,031)       (28,904)
      (2,496,604)    (2,286,653)      (445,682)      (627,422)       (60,327)        (5,652)       (12,167)            --
        (334,376)       987,792       (374,466)        14,609        206,152        411,920         57,693        203,946
      (7,636,148)     1,332,931     (1,099,152)     1,537,648     (3,020,357)       (59,649)      (804,983)         2,235
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (30,955,730)   (15,939,677)    (8,545,310)    (3,522,930)    (3,029,514)       208,969       (779,966)       220,155
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          13,269        (47,800)        (8,684)       (33,722)           391           (442)         1,006           (430)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (19,626,347)     7,304,334      2,313,874      6,740,467     (2,991,038)       443,288       (751,989)       358,680
     258,781,799    251,477,465     80,023,935     73,283,468      2,991,038      2,547,750        751,989        393,309
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $239,155,452   $258,781,799   $ 82,337,809   $ 80,023,935   $         --   $  2,991,038   $         --   $    751,989
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004


                                                                       AMSOUTH                        AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $     (49,413)  $    (53,985)  $     88,286   $    (26,687)
    Net realized gain (loss) on investments................        398,745          6,159        426,560         (2,620)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (465,126)       202,593       (434,969)       257,002
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (115,794)       154,767         79,877        227,695
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        147,893        198,977         16,300         51,416
    Policyowners' surrenders...............................       (326,496)      (304,428)      (123,822)      (128,719)
    Policyowners' annuity and death benefits...............        (92,979)       (23,711)       (64,050)       (21,436)
    Net transfers from (to) Fixed Account..................        197,162        590,151        108,226        229,951
    Transfers between Investment Divisions.................     (4,267,422)      (182,393)    (1,984,053)       110,755
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................     (4,341,842)       278,596     (2,047,399)       241,967
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            699            (48)           765           (663)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................     (4,456,937)       433,315     (1,966,757)       468,999
NET ASSETS:
    Beginning of year......................................      4,456,937      4,023,622      1,966,757      1,497,758
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $          --   $  4,456,937   $         --   $  1,966,757
                                                             =============   ============   ============   ============

                                                                     JANUS ASPEN                    JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $   4,362,367   $  4,722,954   $   (164,141)  $ (1,151,856)
    Net realized gain (loss) on investments................     (9,965,630)    (4,474,341)   (47,461,038)   (18,343,813)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................     38,444,038     40,046,366     55,854,111     26,904,789
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     32,840,775     40,294,979      8,228,932      7,409,120
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      6,104,824      8,466,524      2,980,888      4,116,985
    Policyowners' surrenders...............................    (57,130,712)   (47,771,158)   (23,957,775)   (21,215,237)
    Policyowners' annuity and death benefits...............     (6,334,256)    (6,407,812)    (2,266,780)    (2,288,198)
    Net transfers from (to) Fixed Account..................     (3,937,485)    (1,642,095)    (1,415,857)    (1,090,554)
    Transfers between Investment Divisions.................    (44,943,210)   (38,084,883)   (28,747,501)   (24,714,699)
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................   (106,240,839)   (85,439,424)   (53,407,025)   (45,191,703)
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................        (14,360)      (115,991)        22,190        (65,371)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................    (73,414,424)   (45,260,436)   (45,155,903)   (37,847,954)
NET ASSETS:
    Beginning of year......................................    599,689,869    644,950,305    255,697,462    293,545,416
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $ 526,275,445   $599,689,869   $210,541,559   $255,697,462
                                                             =============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $   149,693   $   149,618   $  (327,731)  $  (433,994)  $ (4,506,289)  $ (3,890,857)  $    540,153   $    236,947
       (432,943)     (673,123)      708,449     1,836,787      5,760,927      3,499,702     (1,035,631)      (359,754)
             --            --            --            --         72,032             --      8,362,088        843,888
      2,181,162     3,444,066      (279,258)   (2,247,143)    56,261,941     47,628,975      1,357,195     21,258,222
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,897,912     2,920,561       101,460      (844,350)    57,588,611     47,237,820      9,223,805     21,979,303
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      3,073,475     5,912,310       342,122       861,314      5,131,927      4,866,868      2,701,403      3,534,145
     (3,805,836)   (2,557,405)   (1,895,663)   (1,883,394)   (39,677,875)   (27,630,497)   (24,841,947)   (18,372,755)
       (527,515)     (313,320)     (100,315)     (139,715)    (3,216,888)    (3,331,670)    (2,318,177)    (3,457,556)
        926,146     1,320,941        42,936       273,926          5,656      1,051,962       (758,111)       519,114
     (1,401,315)    1,261,938    (4,882,662)   (1,419,495)    21,844,670     15,267,034     (2,063,781)    10,275,155
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (1,735,045)    5,624,464    (6,493,582)   (2,307,364)   (15,912,510)    (9,776,303)   (27,280,613)    (7,501,897)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (174)       (7,095)        6,563          (203)       (68,665)      (124,058)        17,767        (39,953)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        162,693     8,537,930    (6,385,559)   (3,151,917)    41,607,436     37,337,459    (18,039,041)    14,437,453
     47,582,940    39,045,010    27,684,229    30,836,146    384,494,240    347,156,781    239,928,836    225,491,383
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,745,633   $47,582,940   $21,298,670   $27,684,229   $426,101,676   $384,494,240   $221,889,795   $239,928,836
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $  (263,287)  $  (253,140)  $  (370,497)  $  (142,608)  $    (44,936)  $     (4,978)  $   (109,457)  $   (115,589)
       (501,825)     (688,954)   (2,884,125)   (3,662,424)       683,176        176,638        670,467        553,477
             --            --            --            --             --             --             --             --
      2,374,310     3,857,911     5,529,916     9,204,880         44,140        618,262        221,889        547,732
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,609,198     2,915,817     2,275,294     5,399,848        682,380        789,922        782,899        985,620
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        196,926       417,932       427,047       613,330          3,363           (847)        15,804        108,516
     (2,935,120)   (2,042,135)   (3,652,448)   (3,025,238)      (447,168)      (413,819)      (930,037)      (771,094)
       (275,666)     (393,162)     (497,283)     (454,115)       (83,132)        (8,802)       (63,167)       (21,737)
       (169,638)      167,795      (352,831)       71,907          6,645         77,535         48,691        145,863
     (1,633,353)     (972,112)   (3,057,098)     (959,730)     1,132,778      1,360,445     (1,004,540)      (586,920)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (4,816,851)   (2,821,682)   (7,132,613)   (3,753,846)       612,486      1,014,512     (1,933,249)    (1,125,372)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (735)       (7,188)           33       (15,568)        (1,017)        (2,284)            25         (3,450)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (3,208,388)       86,947    (4,857,286)    1,630,434      1,293,849      1,802,150     (1,150,325)      (143,202)
     32,103,481    32,016,534    42,547,026    40,916,592      3,945,503      2,143,353      8,167,473      8,310,675
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $28,895,093   $32,103,481   $37,689,740   $42,547,026   $  5,239,352   $  3,945,503   $  7,017,148   $  8,167,473
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                           ROYCE          ROYCE              T. ROWE PRICE
                                                         MICRO-CAP      SMALL-CAP                EQUITY
                                                         PORTFOLIO      PORTFOLIO           INCOME PORTFOLIO
                                                         ----------    -----------    ----------------------------
                                                          2005(a)        2005(b)          2005            2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $   1,529     $   (51,961)   $    280,529    $    279,178
    Net realized gain (loss) on investments..........       29,903          27,568       3,046,854       1,590,010
    Realized gain distribution received..............       87,431         119,725      10,428,146       4,468,125
    Change in unrealized appreciation (depreciation)
      on investments.................................      301,006         205,383      (8,300,049)     17,740,392
                                                         ----------    -----------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      419,869         300,715       5,455,480      24,077,705
                                                         ----------    -----------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,090,666       4,835,240       3,234,095       3,035,824
    Policyowners' surrenders.........................      (71,899)       (139,836)    (18,779,481)    (12,445,881)
    Policyowners' annuity and death benefits.........           --          (8,085)     (1,603,019)     (1,401,414)
    Net transfers from (to) Fixed Account............      538,556         755,429       1,601,514       2,335,449
    Transfers between Investment Divisions...........    2,720,035       7,065,329      20,577,880      22,298,176
                                                         ----------    -----------    ------------    ------------
      Net contributions and (withdrawals)............    6,277,358      12,508,077       5,030,989      13,822,154
                                                         ----------    -----------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (527)           (173)         22,332         (51,858)
                                                         ----------    -----------    ------------    ------------
        Increase (decrease) in net assets............    6,696,700      12,808,619      10,508,801      37,848,001
NET ASSETS:
    Beginning of year................................           --              --     210,362,003     172,514,002
                                                         ----------    -----------    ------------    ------------
    End of year......................................    $6,696,700    $12,808,619    $220,870,804    $210,362,003
                                                         ==========    ===========    ============    ============

                                                                   VAN ECK                      VAN KAMPEN
                                                                  WORLDWIDE                    UIF EMERGING
                                                                    HARD                     MARKETS EQUITY--
                                                                   ASSETS                        CLASS I
                                                         ---------------------------    --------------------------
                                                             2005           2004           2005           2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $ (1,286,729)   $  (355,555)   $  (598,963)   $  (323,589)
    Net realized gain (loss) on investments..........       3,026,544        891,456        428,834     (2,237,707)
    Realized gain distribution received..............              --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      40,533,605      6,253,833     17,119,388     10,682,534
                                                         ------------    -----------    -----------    -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      42,273,420      6,789,734     16,949,259      8,121,238
                                                         ------------    -----------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      27,532,054     11,138,000        992,832        756,714
    Policyowners' surrenders.........................      (6,170,999)    (1,729,565)    (4,322,313)    (3,406,142)
    Policyowners' annuity and death benefits.........        (665,627)      (175,456)      (341,883)      (470,417)
    Net transfers from (to) Fixed Account............       7,877,285      2,669,176        553,977        311,044
    Transfers between Investment Divisions...........      51,392,846     11,071,374     12,581,674      2,549,112
                                                         ------------    -----------    -----------    -----------
      Net contributions and (withdrawals)............      79,965,559     22,973,529      9,464,287       (259,689)
                                                         ------------    -----------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (89,805)       (21,840)       (23,644)       (30,453)
                                                         ------------    -----------    -----------    -----------
        Increase (decrease) in net assets............     122,149,174     29,741,423     26,389,902      7,831,096
NET ASSETS:
    Beginning of year................................      47,789,322     18,047,899     48,290,956     40,459,860
                                                         ------------    -----------    -----------    -----------
    End of year......................................    $169,938,496    $47,789,322    $74,680,858    $48,290,956
                                                         ============    ===========    ===========    ===========

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2005
and December 31, 2004

                                                        MAINSTAY VP                    MAINSTAY VP
                                                        BALANCED--                    BASIC VALUE--
                                                       SERVICE CLASS                  SERVICE CLASS
                                                       -------------         -------------------------------
                                                          2005(C)               2005               2004(E)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $   139,189          $  (159,894)        $   (67,395)
    Net realized gain (loss) on investments..........        60,516              415,518             241,967
    Realized gain distribution received..............       307,826              248,847                  --
    Change in unrealized appreciation (depreciation)
      on investments.................................       743,875              352,700           1,279,898
                                                        -----------          -----------         -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,251,406              857,171           1,454,470
                                                        -----------          -----------         -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    27,013,045            4,149,122          10,037,234
    Policyowners' surrenders.........................    (1,212,614)            (959,099)           (541,140)
    Policyowners' annuity and death benefits.........       (51,998)            (102,098)            (16,205)
    Net transfers from (to) Fixed Account............    10,080,984            1,343,499           2,129,230
    Transfers between Investment Divisions...........    39,900,659             (983,522)          1,081,684
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     5,000,000                   --                  --
                                                        -----------          -----------         -----------
      Net contributions and (withdrawals)............    80,730,076            3,447,902          12,690,803
                                                        -----------          -----------         -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (749)                 760              (1,895)
                                                        -----------          -----------         -----------
        Increase (decrease) in net assets............    81,980,733            4,305,833          14,143,378
NET ASSETS:
    Beginning of year................................            --           19,850,375           5,706,997
                                                        -----------          -----------         -----------
    End of year......................................   $81,980,733          $24,156,208         $19,850,375
                                                        ===========          ===========         ===========

                                                                MAINSTAY VP                    MAINSTAY VP
                                                            DEVELOPING GROWTH--              FLOATING RATE--
                                                               SERVICE CLASS                  SERVICE CLASS
                                                       ------------------------------        ---------------
                                                          2005              2004(E)              2005(D)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (239,496)       $  (137,361)         $   935,272
    Net realized gain (loss) on investments..........      191,929             73,680               21,515
    Realized gain distribution received..............           --                 --                   --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,769,139            782,042             (127,369)
                                                       -----------        -----------          -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,721,572            718,361              829,418
                                                       -----------        -----------          -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    4,012,815          7,124,597           26,320,010
    Policyowners' surrenders.........................     (643,530)          (309,470)          (1,146,772)
    Policyowners' annuity and death benefits.........      (58,254)           (22,050)             (41,230)
    Net transfers from (to) Fixed Account............      712,355          1,528,709            7,173,211
    Transfers between Investment Divisions...........     (817,964)           152,924           22,239,455
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --                 --           22,500,000
                                                       -----------        -----------          -----------
      Net contributions and (withdrawals)............    3,205,422          8,474,710           77,044,674
                                                       -----------        -----------          -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (376)            (1,318)              (2,324)
                                                       -----------        -----------          -----------
        Increase (decrease) in net assets............    4,926,618          9,191,753           77,871,768
NET ASSETS:
    Beginning of year................................   13,430,349          4,238,596                   --
                                                       -----------        -----------          -----------
    End of year......................................  $18,356,967        $13,430,349          $77,871,768
                                                       ===========        ===========          ===========

Not all investment divisions are available under all policies.
(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.
(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MainStay VP                  MainStay VP                  MAINSTAY VP                 MAINSTAY VP
             Bond--               Capital Appreciation--           COMMON STOCK--               CONVERTIBLE--
          Service Class                Service Class                SERVICE CLASS               SERVICE CLASS
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $ 1,308,586   $ 1,263,428   $   (718,671)  $   (436,405)  $  (211,405)  $    31,617   $   (47,352)  $   453,711
       (222,185)     (120,641)       587,753        138,540       455,560       104,390       719,997       181,638
             --       583,451             --             --       493,112            --            --            --
       (861,807)     (806,292)     3,242,014      1,516,420     1,488,272     2,151,066     3,107,701     2,142,049
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        224,594       919,946      3,111,096      1,218,555     2,225,539     2,287,073     3,780,346     2,777,398
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     20,677,920    28,326,752      9,222,902     23,617,625     8,746,610    15,004,613    14,819,794    32,545,228
     (3,051,666)   (1,630,614)    (2,266,097)      (923,834)   (1,383,666)     (661,788)   (3,036,382)   (1,718,393)
       (443,548)     (229,185)      (213,149)       (48,557)      (59,276)      (13,750)     (531,969)      (90,073)
      5,064,033     8,056,169      1,807,299      5,080,974     2,215,010     3,151,764     5,511,448    11,513,571
       (495,886)       55,370     (3,504,257)      (492,509)     (674,975)      965,360    (4,754,399)       73,250
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,750,853    34,578,492      5,046,698     27,233,699     8,843,703    18,446,199    12,008,492    42,323,583
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,494)       (4,791)         2,222            (40)        1,282        (3,291)       (5,538)       (7,685)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,972,953    35,493,647      8,160,016     28,452,214    11,070,524    20,729,981    15,783,300    45,093,296
     54,382,220    18,888,573     43,339,891     14,887,677    30,527,548     9,797,567    67,712,173    22,618,877
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $76,355,173   $54,382,220   $ 51,499,907   $ 43,339,891   $41,598,072   $30,527,548   $83,495,473   $67,712,173
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

                                        MainStay VP
           MainStay VP                  High Yield                   MainStay VP                 MainStay VP
          Government--               Corporate Bond--             Income & Growth--        International Equity--
          Service Class                Service Class                Service Class               Service Class
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $   833,013   $ 1,024,910   $ 15,316,330   $ 13,913,633   $   (81,492)  $   108,061   $   262,586   $   (43,116)
       (107,403)     (128,103)     1,655,692        361,833       315,870        86,092       609,956        95,246
             --            --             --             --            --            --     3,389,246            --
       (518,091)     (455,402)   (12,821,049)     4,263,691       556,727     1,079,250       196,131     4,938,118
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        207,519       441,405      4,150,973     18,539,157       791,105     1,273,403     4,457,919     4,990,248
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,346,884    19,050,338    105,292,069    135,148,403     7,218,166     9,312,918    27,433,954    23,853,952
     (2,177,410)   (1,380,706)   (13,390,923)    (5,501,123)   (1,126,645)     (422,105)   (2,052,895)     (710,428)
       (282,116)      (49,221)    (2,288,734)      (646,595)     (128,740)      (30,053)     (475,687)     (128,863)
      4,616,652     4,873,982     22,835,470     24,002,067     3,219,377     2,302,058     6,842,420     5,109,965
     (1,924,506)     (316,483)   (20,282,240)     5,903,008       636,212       326,344     4,093,676     3,086,439
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,579,504    22,177,910     92,165,642    158,905,760     9,818,370    11,489,162    35,841,468    31,211,065
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,008)       (2,564)       (11,440)       (58,909)        2,088        (1,969)       (1,709)      (12,377)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,785,015    22,616,751     96,305,175    177,386,008    10,611,563    12,760,596    40,297,678    36,188,936
     35,721,047    13,104,296    253,812,622     76,426,614    16,714,094     3,953,498    44,769,595     8,580,659
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $49,506,062   $35,721,047   $350,117,797   $253,812,622   $27,325,657   $16,714,094   $85,067,273   $44,769,595
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MainStay VP                 MainStay VP
                                                          Large Cap Growth--            Mid Cap Core--
                                                             Service Class               Service Class
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (259,957)  $  (190,563)  $  (579,976)  $  (217,792)
    Net realized gain (loss) on investments..........       29,691        16,757       824,024       120,785
    Realized gain distribution received..............           --            --     6,927,919       774,026
    Change in unrealized appreciation (depreciation)
      on investments.................................      727,614      (106,780)      195,435     4,387,762
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      497,348      (280,586)    7,367,402     5,064,781
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,987,436     9,002,711    20,930,769    18,091,012
    Policyowners' surrenders.........................     (779,103)     (607,575)   (2,059,284)     (727,901)
    Policyowners' annuity and death benefits.........     (160,302)      (45,733)     (688,829)      (47,234)
    Net transfers from (to) Fixed Account............    1,058,069     2,292,436     5,105,394     4,277,750
    Transfers between Investment Divisions...........   (1,576,678)     (966,782)    6,048,873     2,489,388
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    2,529,422     9,675,057    29,336,923    24,083,015
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        2,749         1,502        (8,082)      (11,921)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    3,029,519     9,395,973    36,696,243    29,135,875
NET ASSETS:
    Beginning of year................................   16,510,727     7,114,754    37,565,560     8,429,685
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $19,540,246   $16,510,727   $74,261,803   $37,565,560
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (33,378)  $   135,182   $  (213,919)  $   (43,521)
    Net realized gain (loss) on investments..........      352,738       154,606       620,648       309,475
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,529,908     1,111,906     2,289,382     3,379,065
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,849,268     1,401,694     2,696,111     3,645,019
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    8,878,845    17,926,443    15,172,383    25,919,825
    Policyowners' surrenders.........................   (1,821,281)     (884,719)   (2,350,138)     (974,606)
    Policyowners' annuity and death benefits.........     (122,041)      (28,772)     (270,747)      (10,553)
    Net transfers from (to) Fixed Account............    2,334,240     4,809,650     3,803,296     6,144,530
    Transfers between Investment Divisions...........   (2,428,851)     (704,132)       91,286     1,352,930
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    6,840,912    21,118,470    16,446,080    32,432,126
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          345        (2,608)        2,085        (5,918)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    8,690,525    22,517,556    19,144,276    36,071,227
NET ASSETS:
    Beginning of year................................   34,204,315    11,686,759    50,586,214    14,514,987
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $42,894,840   $34,204,315   $69,730,490   $50,586,214
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP
         MID CAP GROWTH--             MID CAP VALUE--               S&P 500 INDEX--            SMALL CAP GROWTH--
          SERVICE CLASS                SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS
    --------------------------   --------------------------   ---------------------------   -------------------------
        2005         2004(e)         2005         2004(e)         2005         2004(e)         2005         2004(e)
    -----------------------------------------------------------------------------------------------------------------
    $ (1,291,205)  $  (575,564)  $   (879,800)  $  (173,943)  $   (591,887)  $    471,681   $  (897,571)  $  (487,206)
       1,478,297       677,570      1,303,889       140,015      1,180,491        272,518       576,844       212,295
          49,674            --      5,776,211       614,383             --             --     1,166,930            --
      12,066,986     9,017,157     (1,999,269)    7,035,664      4,864,030      8,340,201       771,281     4,008,944
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      12,303,752     9,119,163      4,201,031     7,616,119      5,452,634      9,084,400     1,617,484     3,734,033
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      29,662,492    29,060,538     40,062,950    34,795,764     44,159,025     70,753,569    16,593,575    26,608,690
      (3,136,101)   (1,306,305)    (3,835,441)   (1,361,139)    (5,910,120)    (3,005,687)   (2,068,567)   (1,423,298)
        (327,561)     (142,289)      (381,359)      (47,597)      (782,201)      (268,779)     (364,896)      (91,716)
       5,408,415     6,356,741     11,498,158     8,978,905     12,064,774     15,775,645     3,394,355     6,127,312
       5,234,721     1,974,479      3,667,262     4,910,904     (4,203,026)     2,375,002    (1,230,278)      753,456
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      36,841,966    35,943,164     51,011,570    47,276,837     45,328,452     85,629,750    16,324,189    31,974,444
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
          (8,924)      (16,684)         6,653       (18,810)        10,467        (11,840)       13,980        (7,084)
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      49,136,794    45,045,643     55,219,254    54,874,146     50,791,553     94,702,310    17,955,653    35,701,393
      60,786,328    15,740,685     71,481,696    16,607,550    132,814,613     38,112,303    49,319,832    13,618,439
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
    $109,923,122   $60,786,328   $126,700,950   $71,481,696   $183,606,166   $132,814,613   $67,275,485   $49,319,832
    ============   ===========   ============   ===========   ============   ============   ===========   ===========

                                     Colonial Small
      Alger American Small          Cap Value Fund,          Dreyfus IP Technology          Fidelity(R) VIP
        Capitalization--           Variable Series--               Growth--                 CONTRAFUND(R)--
         Class S Shares                 Class B                 Service Shares              SERVICE CLASS 2
    -------------------------   ------------------------   -------------------------   --------------------------
       2005         2004(e)        2005        2004(f)        2005         2004(e)         2005         2004(e)
    -------------------------------------------------------------------------------------------------------------
    $  (361,432)  $  (165,727)  $  (163,431)  $    3,033   $  (301,167)  $  (226,976)  $ (1,789,681)  $  (709,526)
        408,732       118,747        14,030          203        21,054       113,983        805,339       113,070
             --            --        30,073       27,573            --            --         17,578            --
      3,567,754     1,876,029     1,058,486        1,048       779,153        80,024     20,024,706     8,705,990
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      3,615,054     1,829,049       939,158       31,857       499,040       (32,969)    19,057,942     8,109,534
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      8,942,206     9,106,509     8,920,496      817,168     4,545,221    10,108,446     50,357,609    44,851,838
       (990,842)     (401,534)     (329,847)         (24)     (992,000)     (584,616)    (4,079,261)   (1,456,588)
        (38,847)      (13,407)      (23,212)          --       (48,211)      (23,572)      (693,129)     (134,820)
      1,679,703     1,847,356     1,952,669       49,822       970,095     2,146,155     12,356,894    10,791,287
      1,114,522     1,575,086     8,661,121      650,198    (2,261,557)     (358,894)     8,543,713     5,045,675
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     10,706,742    12,114,010    19,181,227    1,517,164     2,213,548    11,287,519     66,485,826    59,097,392
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
         (4,299)       (4,150)       (1,498)         (19)        3,777           354        (28,651)      (17,820)
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     14,317,497    13,938,909    20,118,887    1,549,002     2,716,365    11,254,904     85,515,117    67,189,106
     18,296,974     4,358,065     1,549,002           --    19,449,200     8,194,296     86,404,805    19,215,699
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
    $32,614,471   $18,296,974   $21,667,889   $1,549,002   $22,165,565   $19,449,200   $171,919,922   $86,404,805
    ===========   ===========   ===========   ==========   ===========   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                            FIDELITY(R) VIP              FIDELITY(R) VIP
                                                            EQUITY-INCOME--                 MID CAP--
                                                            SERVICE CLASS 2              SERVICE CLASS 2
                                                       --------------------------   --------------------------
                                                           2005         2004(e)         2005          2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (300,882)  $  (320,657)  $ (1,699,382)  $  (484,984)
    Net realized gain (loss) on investments..........       680,571       157,958      1,767,744       176,170
    Realized gain distribution received..............     2,625,478        83,974      1,421,216            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,271,030     5,156,865     17,696,876    10,086,422
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,276,197     5,078,140     19,186,454     9,777,608
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    28,787,807    37,912,960     28,868,064    27,676,531
    Policyowners' surrenders.........................    (3,389,737)   (1,455,786)    (5,769,740)   (1,346,299)
    Policyowners' annuity and death benefits.........      (441,233)      (85,116)      (662,133)     (169,701)
    Net transfers from (to) Fixed Account............     8,175,528     7,529,061      8,167,408     5,792,542
    Transfers between Investment Divisions...........      (354,091)    2,936,845     26,584,995    27,377,145
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............    32,778,274    46,837,964     57,188,594    59,330,218
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         1,936        (7,101)       (29,927)      (20,415)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............    37,056,407    51,909,003     76,345,121    69,087,411
NET ASSETS:
    Beginning of year................................    69,156,757    17,247,754     74,151,605     5,064,194
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $106,213,164   $69,156,757   $150,496,726   $74,151,605
                                                       ============   ===========   ============   ===========

                                                                 MFS(R)                NEUBERGER BERMAN AMT
                                                           UTILITIES SERIES--            MID-CAP GROWTH--
                                                             SERVICE CLASS                   CLASS S
                                                       --------------------------   --------------------------
                                                           2005         2004(g)         2005         2004(e)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,240,809)  $  (118,759)  $   (127,552)  $   (42,285)
    Net realized gain (loss) on investments..........     1,345,942        32,251        194,210        44,444
    Realized gain distribution received..............            --            --             --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    15,148,472     4,016,228      1,031,216       597,813
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    15,253,605     3,929,720      1,097,874       599,972
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    50,779,985    12,619,966      2,931,211     3,566,648
    Policyowners' surrenders.........................    (5,952,786)     (357,193)      (386,653)      (84,158)
    Policyowners' annuity and death benefits.........      (405,223)      (49,452)       (51,635)           --
    Net transfers from (to) Fixed Account............    14,126,974     2,379,686        612,913       730,692
    Transfers between Investment Divisions...........    72,684,839    21,241,132      1,432,364       453,983
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............   131,233,789    35,834,139      4,538,200     4,667,165
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (24,394)       (6,965)          (832)       (1,508)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............   146,463,000    39,756,894      5,635,242     5,265,629
NET ASSETS:
    Beginning of year................................    39,914,766       157,872      5,784,077       518,448
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $186,377,766   $39,914,766   $ 11,419,319   $ 5,784,077
                                                       ============   ===========   ============   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       Janus Aspen Series          Janus Aspen Series          MFS(R) INVESTORS               MFS(R)
           Balanced--              Worldwide Growth--           TRUST SERIES--           RESEARCH SERIES--
         Service Shares              Service Shares              SERVICE CLASS             SERVICE CLASS
    -------------------------   -------------------------   -----------------------   -----------------------
       2005         2004(e)        2005         2004(e)        2005       2004(e)        2005       2004(e)
    ---------------------------------------------------------------------------------------------------------
    $   493,852   $   583,599   $   (57,270)  $   (54,547)  $  (55,639)  $  (26,813)  $  (77,808)  $  (25,827)
        964,368       147,574       268,527       115,752       97,073       25,554      189,516       37,936
             --            --            --            --           --           --           --           --
      3,401,174     3,015,545       817,774       643,853      231,446      301,264      307,341      501,466
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
      4,859,394     3,746,718     1,029,031       705,058      272,880      300,005      419,049      513,575
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     18,494,217    29,613,727     5,609,822    10,432,636    1,418,895    1,826,405    1,998,126    2,116,731
     (3,402,173)   (1,721,304)   (1,142,893)     (553,518)    (311,090)    (107,551)    (252,805)    (144,050)
     (1,069,747)     (171,981)     (259,249)       (6,553)      (5,043)      (5,251)     (17,585)      (4,190)
      5,685,563     8,893,450     1,265,928     2,295,374      373,941      478,904      458,324      538,998
     (3,935,060)       66,432      (999,603)      282,848       74,354       11,871     (115,428)     238,485
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     15,772,800    36,680,324     4,474,005    12,450,787    1,551,057    2,204,378    2,070,632    2,745,974
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
         (4,496)       (8,595)        1,214        (2,741)        (352)        (579)        (360)      (1,179)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     20,627,698    40,418,447     5,504,250    13,153,104    1,823,585    2,503,804    2,489,321    3,258,370
     65,054,050    24,635,603    20,323,598     7,170,494    3,622,761    1,118,957    5,032,178    1,773,808
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
    $85,681,748   $65,054,050   $25,827,848   $20,323,598   $5,446,346   $3,622,761   $7,521,499   $5,032,178
    ===========   ===========   ===========   ===========   ==========   ==========   ==========   ==========

                                      Van Kampen UIF               Victory VIF
          T. Rowe Price                  Emerging                  Diversified
          Equity Income              Markets Equity--                Stock--
          Portfolio--II                  Class II                 Class A Shares
    --------------------------   -------------------------   ------------------------
        2005         2004(e)        2005         2004(e)        2005        2004(h)
    ---------------------------------------------------------------------------------
    $   (112,074)  $    33,866   $  (279,523)  $   (65,856)  $  (160,201)  $    3,493
          (3,860)     (129,339)      472,396       202,906       114,858       18,027
       6,095,020     1,456,677            --            --            --           --
      (2,958,572)    5,825,328     7,406,751     1,869,318     1,027,657      317,404
    ------------   -----------   -----------   -----------   -----------   ----------
       3,020,514     7,186,532     7,599,624     2,006,368       982,314      338,924
    ------------   -----------   -----------   -----------   -----------   ----------
      42,104,279    41,425,016    13,259,666     7,763,796     3,506,384    2,388,147
      (4,028,106)   (1,767,134)     (941,566)     (290,705)     (496,951)    (218,206)
        (636,088)     (123,624)      (80,289)       (5,113)       (9,355)          --
      11,547,871     9,224,798     1,955,206     1,178,214     1,589,358      461,479
       5,878,403     5,787,228     4,328,730       706,355     4,884,430    2,885,624
    ------------   -----------   -----------   -----------   -----------   ----------
      54,866,359    54,546,284    18,521,747     9,352,547     9,473,866    5,517,044
    ------------   -----------   -----------   -----------   -----------   ----------
           8,167       (12,074)      (11,874)       (6,235)       (1,089)        (499)
    ------------   -----------   -----------   -----------   -----------   ----------
      57,895,040    61,720,742    26,109,497    11,352,680    10,455,091    5,855,469
      79,569,828    17,849,086    14,223,839     2,871,159     5,855,469           --
    ------------   -----------   -----------   -----------   -----------   ----------
    $137,464,868   $79,569,828   $40,333,336   $14,223,839   $16,310,560   $5,855,469
    ============   ===========   ===========   ===========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity [including policies formerly known as AmSouth Premium Plus Variable Annuity]), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity [including policies formerly known as AmSouth Premium Plus II Variable Annuity]). Pursuant to an order of approval issued by the Securities and Exchange Commission on October 31, 2005, NYLIAC substituted shares of the AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund held by NYLIAC Variable Annuity Separate Account-III with shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio, MainStay VP Value Portfolio and Fidelity VIP Mid Cap Portfolio, respectively. Effective December 1, 2005, the AmSouth Premium Plus Variable Annuity policies were renamed MainStay Premium Plus Variable Annuity and the AmSouth Premium Plus II Variable Annuity policies were renamed MainStay Premium Plus II Variable Annuity. Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The MainStay VP Cash Management, Calvert Social Balanced, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Floating Rate - Service Class, Colonial Small Cap Value Fund, Variable
Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Basic Value--Initial Class(1)
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(2)
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class(3)
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth--Initial Class(4)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class(5)
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(6)
MainStay VP S&P 500 Index--Initial Class(7)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class(8)
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(9)
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class(10)
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Income & Growth--Service Class(11)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class(12)
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(13)
MainStay VP S&P 500 Index--Service Class(14)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Dreyfus Large Company Value--Initial Class

  (2) Formerly MainStay VP Growth Equity--Initial Class

  (3) Formerly MainStay VP Lord Abbett Developing Growth--Initial Class

  (4) Formerly MainStay VP American Century Income & Growth--Initial Class

  (5) Formerly MainStay VP Growth--Initial Class

  (6) Formerly MainStay VP Equity Income--Initial Class

  (7) Formerly MainStay VP Indexed Equity--Initial Class

  (8) Formerly MainStay VP Dreyfus Large Company Value--Service Class

  (9) Formerly MainStay VP Growth Equity--Service Class

 (10) Formerly MainStay VP Lord Abbett Developing Growth--Service Class

 (11) Formerly MainStay VP American Century Income & Growth--Service Class

 (12) Formerly MainStay VP Growth--Service Class

 (13) Formerly MainStay VP Equity Income--Service Class

 (14) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

  This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of the Separate Account are as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        4,225                  15,644                  13,454
Identified cost...........................      $41,754                $213,679                $390,603


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        6,445                   6,775                   5,489
Identified cost...........................      $77,398                $ 92,829                $ 61,638

  Investment activity for the year ended December 31, 2005 was as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $ 2,601                 $10,272                 $ 1,755
Proceeds from sales.......................        9,794                  38,684                  85,728


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $25,611                 $ 1,426                 $23,719
Proceeds from sales.......................        8,364                  22,713                  11,433

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        177,006            12,771            16,270             2,242            14,918             71,150             4,532
       $177,002          $289,646          $171,517           $17,765          $164,747           $635,321           $48,481


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          7,657            12,552            22,237             5,652            11,779            13,888             3,490
       $ 72,624          $128,914          $576,036           $49,286          $222,732          $206,983           $55,614

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $142,822           $ 7,837          $  4,708           $ 1,201           $11,446           $ 83,312           $ 3,581
        165,575            61,302            41,316            12,234            43,694            181,004             9,810


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 19,867           $33,641          $ 13,372           $ 5,248           $ 4,527          $  9,069           $ 3,866
         15,220            24,442           107,744            16,334            56,068            40,702            13,524

--------------------------------------------------------------------------------


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Number of shares..............        --              --                  --               --             24,665
Identified cost...............    $   --          $   --            $     --          $    --           $ 45,247

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Number of shares..............         221             347                 537            1,325             10,172
Identified cost...............      $4,204          $5,435            $  6,444          $12,610           $196,865


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Purchases.....................    $  276          $  263            $    379          $   361           $  5,958
Proceeds from sales...........     3,325             869               4,787            2,327              7,539

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Purchases.....................      $2,369          $  890            $  6,651          $13,062           $ 35,968
Proceeds from sales...........       1,799           2,934                 237              480             20,176

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,366            13,780             8,735            20,525             7,559             1,503             2,307
        $20,028          $326,535          $193,861          $498,837          $296,579          $ 26,136          $ 36,473


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
          6,140              5,088
       $119,506           $ 46,620

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 2,186          $ 16,722           $16,863          $ 14,538          $  4,117          $    853          $  1,545
          8,990            37,022            35,321           116,567            57,793             5,949             9,037


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
        $85,199           $ 15,155
          6,384              6,232

--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       7,837               2,086               5,829                2,227                1,933
Identified cost.........     $81,081             $22,130             $79,144             $ 46,025             $ 37,382


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       1,700               5,438               8,161               10,342                7,314
Identified cost.........     $18,574             $69,140             $88,030             $120,704             $168,628


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $82,711             $ 6,428             $27,816             $ 9,671              $11,581
Proceeds from sales.....       1,690               2,952               4,804               5,311                2,481


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $ 5,252             $38,457             $41,476             $61,585              $52,106
Proceeds from sales.....       2,987               2,789               5,855               5,478                7,257

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     7,100......            1,824             7,761             4,725             36,734             2,313             5,941
    $77,579.....          $15,709           $77,009           $51,066           $360,316           $25,490          $ 79,383

                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
     6,096......             2,469             4,055             1,394              1,215             2,490             5,610
    $61,779.....           $40,088           $63,166           $27,005           $ 20,584           $20,883          $142,104

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    $19,412.....          $ 4,877           $81,106           $20,239           $132,692           $11,510           $41,957
     7,431......            1,895             4,118             5,831             24,903             1,757             2,442


                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    $20,279.....          $10,878           $19,471           $12,349           $ 19,972           $ 5,592           $67,632
     3,643......            4,043             3,236             1,973                951             3,705             2,999

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        4,227             4,355              3,229                935                285               462
Identified cost......  $98,463.....         $122,892           $ 78,614            $23,937            $ 4,863            $6,621

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Purchases............  $39,400.....         $ 64,049           $ 24,607            $ 6,805            $ 2,184            $2,951
Proceeds from
sales................   4,356......            6,926              8,317              2,339                683               949

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
           7,945               570              6,331              2,752              1,372
        $168,005          $  9,816           $133,565            $30,976            $15,013

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
        $137,849          $  5,655           $ 64,774            $20,402            $10,710
           7,177             1,211              3,900              2,067              1,366

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity policies), which are also part of Series III and MainStay Premium Plus II Variable Annuity policies (including policies formerly known as AmSouth Premium Plus II Variable Annuity), which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity) and MainStay Premium Plus II Variable Annuity (including policies formerly known as AmSouth Premium Plus II Variable Annuity), there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                   BASIC VALUE--                      BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                                -------------------           -----------------------
                                                                2005           2004            2005             2004
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................     41            232               138              200
Units Redeemed..............................................    (479)          (297)          (1,573)          (2,470)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (438)          (65)           (1,435)          (2,270)
                                                                ====           ====           ======           ======
SERIES II POLICIES
Units Issued................................................      1              1                 6               --
Units Redeemed..............................................     (8)            (3)              (15)             (25)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     (7)            (2)               (9)             (25)
                                                                ====           ====           ======           ======
SERIES III POLICIES
Units Issued................................................     14            139                25               37
Units Redeemed..............................................    (237)          (92)             (594)          (1,014)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (223)           47              (569)            (977)
                                                                ====           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................      5             15                39               43
Units Redeemed..............................................    (17)           (12)             (157)            (319)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (12)             3              (118)            (276)
                                                                ====           ====           ======           ======
SERIES V POLICIES
Units Issued................................................     --             16                 2                1
Units Redeemed..............................................     --             --                (2)              (9)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             16                --               (8)
                                                                ====           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................     --             --                --               --
Units Redeemed..............................................     --             --                --               --
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             --                --               --
                                                                ====           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP
          CAPITAL                               MAINSTAY VP       MAINSTAY VP
      APPRECIATION--         MAINSTAY VP      COMMON STOCK--     CONVERTIBLE--
       INITIAL CLASS       CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS
    -------------------   -----------------   ---------------   ---------------
     2005       2004       2005      2004      2005     2004     2005     2004
    ---------------------------------------------------------------------------
       283        352      15,639    12,261      143      191      131      201
    (4,713)    (3,337)    (33,050)  (42,654)  (2,377)  (1,712)  (1,616)  (1,016)
    ------     ------     -------   -------   ------   ------   ------   ------
    (4,430)    (2,985)    (17,411)  (30,393)  (2,234)  (1,521)  (1,485)    (815)
    ======     ======     =======   =======   ======   ======   ======   ======
        --          2       1,330     1,341       --        2        2        3
       (40)       (24)     (1,616)   (1,380)     (27)     (17)     (29)     (18)
    ------     ------     -------   -------   ------   ------   ------   ------
       (40)       (22)       (286)      (39)     (27)     (15)     (27)     (15)
    ======     ======     =======   =======   ======   ======   ======   ======
        55        227      14,676    23,814       40      142       49      112
      (807)      (710)    (15,902)  (32,703)    (600)    (374)  (1,004)    (280)
    ------     ------     -------   -------   ------   ------   ------   ------
      (752)      (483)     (1,226)   (8,889)    (560)    (232)    (955)    (168)
    ======     ======     =======   =======   ======   ======   ======   ======
        22         55      20,549    24,505       23       31       29       67
      (120)       (61)    (19,326)  (23,347)     (74)     (45)    (129)     (63)
    ------     ------     -------   -------   ------   ------   ------   ------
       (98)        (6)      1,223     1,158      (51)     (14)    (100)       4
    ======     ======     =======   =======   ======   ======   ======   ======
         2         --       1,798     3,216        4        5        1        7
        (5)        --      (2,011)   (2,910)      (6)      (1)      (3)      (3)
    ------     ------     -------   -------   ------   ------   ------   ------
        (3)        --        (213)      306       (2)       4       (2)       4
    ======     ======     =======   =======   ======   ======   ======   ======
        --         --      12,863    15,234       --       --       --       --
        --         --     (14,764)   (8,387)      --       --       --       --
    ------     ------     -------   -------   ------   ------   ------   ------
        --         --      (1,901)    6,847       --       --       --       --
    ======     ======     =======   =======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP
                                                                     DEVELOPING                       MAINSTAY VP
                                                                      GROWTH--                       GOVERNMENT--
                                                                    INITIAL CLASS                    INITIAL CLASS
                                                                ---------------------           -----------------------
                                                                 2005            2004            2005             2004
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................        26            29               152              205
Units Redeemed..............................................    (1,234)          (306)          (1,644)          (3,140)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................    (1,208)          (277)          (1,492)          (2,935)
                                                                ======           ====           ======           ======
SERIES II POLICIES
Units Issued................................................         2            --                 4               --
Units Redeemed..............................................        (2)           (7)              (35)             (45)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            (7)              (31)             (45)
                                                                ======           ====           ======           ======
SERIES III POLICIES
Units Issued................................................        20            33                25               19
Units Redeemed..............................................       (83)          (77)             (762)          (1,213)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................       (63)          (44)             (737)          (1,194)
                                                                ======           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................         5            12                23               32
Units Redeemed..............................................       (14)           (5)             (203)            (411)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        (9)            7              (180)            (379)
                                                                ======           ====           ======           ======
SERIES V POLICIES
Units Issued................................................        --            --                 1                2
Units Redeemed..............................................        --            --                (7)             (16)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                (6)             (14)
                                                                ======           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................        --            --                --               --
Units Redeemed..............................................        --            --                --               --
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                --               --
                                                                ======           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP                            MAINSTAY VP
        HIGH YIELD           MAINSTAY VP      INTERNATIONAL       MAINSTAY VP
     CORPORATE BOND--     INCOME & GROWTH--     EQUITY--      LARGE CAP GROWTH--
       INITIAL CLASS        INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------   -----------------   -------------   -------------------
      2005       2004      2005      2004     2005    2004      2005       2004
    -----------------------------------------------------------------------------
        376        551       78       145      927     919         74        113
     (4,722)    (3,313)    (593)     (368)    (368)   (223)    (1,509)    (1,316)
     ------     ------     ----      ----     ----    ----     ------     ------
     (4,346)    (2,762)    (515)     (223)     559     696     (1,435)    (1,203)
     ======     ======     ====      ====     ====    ====     ======     ======
          8         71        1        --       16      11          2          1
       (191)       (50)      (2)       (3)     (14)     (4)        (9)       (21)
     ------     ------     ----      ----     ----    ----     ------     ------
       (183)        21       (1)       (3)       2       7         (7)       (20)
     ======     ======     ====      ====     ====    ====     ======     ======
        189        305       48       111      320     357         15         89
     (1,644)      (842)     (58)      (79)    (121)    (90)      (531)      (500)
     ------     ------     ----      ----     ----    ----     ------     ------
     (1,455)      (537)     (10)       32      199     267       (516)      (411)
     ======     ======     ====      ====     ====    ====     ======     ======
         59        312        8        28       83      72          8         31
       (425)      (151)     (22)       (9)     (17)    (12)       (68)       (29)
     ------     ------     ----      ----     ----    ----     ------     ------
       (366)       161      (14)       19       66      60        (60)         2
     ======     ======     ====      ====     ====    ====     ======     ======
          2          3        4         1        4      21          1          3
        (16)       (23)      --        --       (5)     --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
        (14)       (20)       4         1       (1)     21          1          3
     ======     ======     ====      ====     ====    ====     ======     ======
         --         --       --        --       --      --         --         --
         --         --       --        --       --      --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
         --         --       --        --       --      --         --         --
     ======     ======     ====      ====     ====    ====     ======     ======

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP                    MAINSTAY VP
                                                                      MID CAP                        MID CAP
                                                                      CORE--                        GROWTH--
                                                                   INITIAL CLASS                  INITIAL CLASS
                                                                -------------------           ---------------------
                                                                2005           2004           2005            2004
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................    904            894            1,313           1,473
Units Redeemed..............................................    (664)          (175)          (979)            (566)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    240            719             334              907
                                                                ====           ====           =====           =====
SERIES II POLICIES
Units Issued................................................     13             --              11                6
Units Redeemed..............................................     (4)            (4)             (3)              (2)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................      9             (4)              8                4
                                                                ====           ====           =====           =====
SERIES III POLICIES
Units Issued................................................    241            184             242              212
Units Redeemed..............................................    (75)           (42)           (123)            (155)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    166            142             119               57
                                                                ====           ====           =====           =====
SERIES IV POLICIES
Units Issued................................................     37             69              48               98
Units Redeemed..............................................    (26)           (17)            (33)             (33)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     11             52              15               65
                                                                ====           ====           =====           =====
SERIES V POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             (2)             (4)              (1)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             (2)             (4)              (1)
                                                                ====           ====           =====           =====
SERIES VI POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             --              --               --
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             --              --               --
                                                                ====           ====           =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
       MID CAP           S&P 500         SMALL CAP       MAINSTAY VP
       VALUE--           INDEX--         GROWTH--      TOTAL RETURN--
    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------   ---------------   -------------   ---------------
     2005    2004     2005     2004    2005    2004     2005     2004
    ------------------------------------------------------------------
     1,364   1,617      294      393    123     476       136      185
    (1,170)  (465)   (4,025)  (2,604)  (885)   (278)   (2,688)  (1,794)
    ------   -----   ------   ------   ----    ----    ------   ------
       194   1,152   (3,731)  (2,211)  (762)    198    (2,552)  (1,609)
    ======   =====   ======   ======   ====    ====    ======   ======
        29     11         8       17      4       2        --        2
       (39)    (9)      (39)     (34)   (13)     (3)      (30)    (156)
    ------   -----   ------   ------   ----    ----    ------   ------
       (10)     2       (31)     (17)    (9)     (1)      (30)    (154)
    ======   =====   ======   ======   ====    ====    ======   ======
       364    496       119      451     39      73         4       65
      (241)  (144)     (926)    (463)  (316)   (148)     (561)    (166)
    ------   -----   ------   ------   ----    ----    ------   ------
       123    352      (807)     (12)  (277)    (75)     (557)    (101)
    ======   =====   ======   ======   ====    ====    ======   ======
        46    104        48      175     15      36        18       33
       (77)   (60)     (157)     (79)   (64)    (36)      (81)     (44)
    ------   -----   ------   ------   ----    ----    ------   ------
       (31)    44      (109)      96    (49)     --       (63)     (11)
    ======   =====   ======   ======   ====    ====    ======   ======
         2      5         2       12     --      --         2        5
       (13)    (2)       (8)      (2)    (4)     (1)       (7)      (2)
    ------   -----   ------   ------   ----    ----    ------   ------
       (11)     3        (6)      10     (4)     (1)       (5)       3
    ======   =====   ======   ======   ====    ====    ======   ======
        --     --        --       --     --      --        --       --
        --     --        --       --     --      --        --       --
    ------   -----   ------   ------   ----    ----    ------   ------
        --     --        --       --     --      --        --       --
    ======   =====   ======   ======   ====    ====    ======   ======

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                          ALGER AMERICAN
                                                                    VALUE--                        SMALL CAPITALIZATION--
                                                                 INITIAL CLASS                         CLASS O SHARES
                                                           --------------------------              ----------------------
                                                            2005                2004               2005              2004
                                                           --------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       153                 213               89                112
Units Redeemed.........................................    (1,604)             (1,062)             (811)             (591)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................    (1,451)               (849)             (722)             (479)
                                                           ======              ======              ====              ====
SERIES II POLICIES
Units Issued...........................................         1                  --                2                  6
Units Redeemed.........................................       (11)                (14)             (12)               (11)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (10)                (14)             (10)                (5)
                                                           ======              ======              ====              ====
SERIES III POLICIES
Units Issued...........................................       217                 223               10                260
Units Redeemed.........................................      (236)               (207)             (249)             (200)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (19)                 16              (239)               60
                                                           ======              ======              ====              ====
SERIES IV POLICIES
Units Issued...........................................        30                  45               31                 20
Units Redeemed.........................................      (119)                (57)             (12)               (10)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (89)                (12)              19                 10
                                                           ======              ======              ====              ====
SERIES V POLICIES
Units Issued...........................................        --                   1               --                  5
Units Redeemed.........................................        (6)                 (2)              (2)                --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        (6)                 (1)              (2)                 5
                                                           ======              ======              ====              ====
SERIES VI POLICIES
Units Issued...........................................        --                  --               --                 --
Units Redeemed.........................................        --                  --               --                 --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        --                  --               --                 --
                                                           ======              ======              ====              ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2005    2004     2005    2004     2005     2004    2005    2004
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     28       32        4      10       20       45      10      28
    (316)    (37)     (48)     (2)    (480)     (63)   (209)    (18)
    ----     ---     ----    ----     ----      ---    ----     ---
    (288)     (5)     (44)      8     (460)     (18)   (199)     10
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
      7       24        1      10       16       40       3      14
    (41)      (2)     (13)     (1)     (65)      (3)    (23)     (1)
    ----     ---     ----    ----     ----      ---    ----     ---
    (34)      22      (12)      9      (49)      37     (20)     13
    ====     ===     ====    ====     ====      ===    ====     ===

--------------------------------------------------------------------------------



                                                                                                  DREYFUS IP
                                                                      CALVERT                     TECHNOLOGY
                                                                      SOCIAL                       GROWTH--
                                                                     BALANCED                   INITIAL SHARES
                                                                -------------------           -------------------
                                                                2005           2004           2005           2004
                                                                -------------------------------------------------
SERIES I POLICIES
Units Issued................................................     81            163             32              68
Units Redeemed..............................................    (229)          (134)          (545)          (159)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (148)           29            (513)           (91)
                                                                ====           ====           ====           ====
SERIES II POLICIES
Units Issued................................................      2              4             --              --
Units Redeemed..............................................     (3)            (1)            (3)             (6)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     (1)             3             (3)             (6)
                                                                ====           ====           ====           ====
SERIES III POLICIES
Units Issued................................................     65            230             10              25
Units Redeemed..............................................    (83)           (59)           (247)          (274)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (18)           171            (237)          (249)
                                                                ====           ====           ====           ====
SERIES IV POLICIES
Units Issued................................................     90            184              8              34
Units Redeemed..............................................    (51)           (12)           (36)            (13)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     39            172            (28)             21
                                                                ====           ====           ====           ====
SERIES V POLICIES
Units Issued................................................     13             54              1               2
Units Redeemed..............................................     (9)            --             --              (2)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................      4             54              1              --
                                                                ====           ====           ====           ====
SERIES VI POLICIES
Units Issued................................................     67            107             --              --
Units Redeemed..............................................    (16)            (4)            --              --
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     51            103             --              --
                                                                ====           ====           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2005     2004     2005     2004     2005     2004     2005     2004
    ---------------------------------------------------------------------
       893      794      132      684      275      390      195      265
    (1,771)  (1,424)  (1,458)  (1,138)  (4,644)  (4,203)  (3,507)  (3,117)
    ------   ------   ------   ------   ------   ------   ------   ------
      (878)    (630)  (1,326)    (454)  (4,369)  (3,813)  (3,312)  (2,852)
    ======   ======   ======   ======   ======   ======   ======   ======
        24       17        5       52        1        5       --        2
       (31)     (20)     (69)     (17)     (39)     (64)     (29)     (31)
    ------   ------   ------   ------   ------   ------   ------   ------
        (7)      (3)     (64)      35      (38)     (59)     (29)     (29)
    ======   ======   ======   ======   ======   ======   ======   ======
       534      492       49      218       26      118        8       55
      (328)    (351)    (311)    (301)  (1,277)  (1,147)    (497)    (670)
    ------   ------   ------   ------   ------   ------   ------   ------
       206      141     (262)     (83)  (1,251)  (1,029)    (489)    (615)
    ======   ======   ======   ======   ======   ======   ======   ======
       165      127       29       71       39       87       15       37
       (55)     (48)     (48)     (43)    (264)    (203)     (70)     (84)
    ------   ------   ------   ------   ------   ------   ------   ------
       110       79      (19)      28     (225)    (116)     (55)     (47)
    ======   ======   ======   ======   ======   ======   ======   ======
        15        7       16       23        5       10       --        4
        (8)      (2)     (14)      (2)      (6)      (1)      (1)      --
    ------   ------   ------   ------   ------   ------   ------   ------
         7        5        2       21       (1)       9       (1)       4
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                           MFS(R) INVESTORS               MFS(R) RESEARCH              MFS(R) UTILITIES
                                            TRUST SERIES--                   SERIES--                      SERIES--
                                             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
                                          -------------------           -------------------           -------------------
                                          2005           2004           2005           2004           2005           2004
                                          -------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................     20             43             41             63             76             80
Units Redeemed........................    (459)          (329)          (596)          (420)          (23)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (439)          (286)          (555)          (357)           53             58
                                          ====           ====           ====           ====           ===            ===
SERIES II POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     (7)            (1)           (10)            (7)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (7)            (1)           (10)            (7)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES III POLICIES
Units Issued..........................      3             21              1             33             26             68
Units Redeemed........................    (66)           (61)           (192)          (104)          (26)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (63)           (40)           (191)          (71)            --             46
                                          ====           ====           ====           ====           ===            ===
SERIES IV POLICIES
Units Issued..........................      4              8              1              4             --             --
Units Redeemed........................    (14)           (11)            (7)            (9)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (10)            (3)            (6)            (5)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES V POLICIES
Units Issued..........................     --              1             --              1             --              2
Units Redeemed........................     (1)            --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (1)             1             --              1             --              2
                                          ====           ====           ====           ====           ===            ===
SERIES VI POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     --             --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     --             --             --             --             --             --
                                          ====           ====           ====           ====           ===            ===

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN
       AMT MID-CAP        ROYCE       ROYCE     T. ROWE PRICE
        GROWTH--        MICRO-CAP   SMALL-CAP   EQUITY INCOME
         CLASS I        PORTFOLIO   PORTFOLIO     PORTFOLIO
    -----------------   ---------   ---------   --------------
     2005      2004      2005(a)     2005(b)     2005    2004
    ----------------------------------------------------------
        4        14        162         395       1,318   1,539
      (98)     (135)        (3)         (8)     (1,163)   (767)
      ---      ----        ---        ----      ------   -----
      (94)     (121)       159         387         155     772
      ===      ====        ===        ====      ======   =====
       --         2          4         119           8       9
       (2)       (4)        --          --         (29)    (27)
      ---      ----        ---        ----      ------   -----
       (2)       (2)         4         119         (21)    (18)
      ===      ====        ===        ====      ======   =====
        3        12        136         226         434     534
      (95)      (26)        (3)         (5)       (247)   (257)
      ---      ----        ---        ----      ------   -----
      (92)      (14)       133         221         187     277
      ===      ====        ===        ====      ======   =====
       --         1        191         286         147     134
       (3)       (4)        (1)         (2)        (65)    (64)
      ---      ----        ---        ----      ------   -----
       (3)       (3)       190         284          82      70
      ===      ====        ===        ====      ======   =====
       --         1          7           6          10      14
       --        --         --          --          (9)     (5)
      ---      ----        ---        ----      ------   -----
       --         1          7           6           1       9
      ===      ====        ===        ====      ======   =====
       --        --         68         149          --      --
       --        --         --          (1)         --      --
      ---      ----        ---        ----      ------   -----
       --        --         68         148          --      --
      ===      ====        ===        ====      ======   =====

--------------------------------------------------------------------------------


                                                                                                    VAN KAMPEN
                                                                                                        UIF
                                                                       VAN ECK                       EMERGING
                                                                      WORLDWIDE                  MARKETS EQUITY--
                                                                     HARD ASSETS                      CLASS I
                                                                ---------------------           -------------------
                                                                 2005            2004           2005           2004
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................     1,746           559            605             221
Units Redeemed..............................................      (177)          (93)           (303)          (306)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,569           466            302             (85)
                                                                ======           ===            ====           ====
SERIES II POLICIES
Units Issued................................................        41             6             31              11
Units Redeemed..............................................        (4)           (2)            (2)            (85)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        37             4             29             (74)
                                                                ======           ===            ====           ====
SERIES III POLICIES
Units Issued................................................     1,355           622            352              86
Units Redeemed..............................................      (116)          (31)           (42)            (40)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,239           591            310              46
                                                                ======           ===            ====           ====
SERIES IV POLICIES
Units Issued................................................       791           370             68              34
Units Redeemed..............................................       (29)          (11)            (4)             (5)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       762           359             64              29
                                                                ======           ===            ====           ====
SERIES V POLICIES
Units Issued................................................        24            17              2               2
Units Redeemed..............................................        --            (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        24            16              2               2
                                                                ======           ===            ====           ====
SERIES VI POLICIES
Units Issued................................................       632           224             --              --
Units Redeemed..............................................       (28)           (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       604           223             --              --
                                                                ======           ===            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP                 MAINSTAY VP
                                                                 BALANCED--                 BASIC VALUE--
                                                                SERVICE CLASS               SERVICE CLASS
                                                                -------------           ----------------------
                                                                   2005(c)              2005           2004(d)
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................        3,192                91              189
Units Redeemed..............................................          (77)              (10)             (11)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        3,115                81              178
                                                                    =====               ===              ===
SERIES II POLICIES
Units Issued................................................          138                 4               --
Units Redeemed..............................................           (2)               (1)              --
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          136                 3               --
                                                                    =====               ===              ===
SERIES III POLICIES
Units Issued................................................        1,834                97              396
Units Redeemed..............................................           (9)              (62)             (15)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,825                35              381
                                                                    =====               ===              ===
SERIES IV POLICIES
Units Issued................................................        1,337               147              296
Units Redeemed..............................................          (17)              (45)             (16)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,320               102              280
                                                                    =====               ===              ===
SERIES V POLICIES
Units Issued................................................          145                12               34
Units Redeemed..............................................           (1)               (3)              (1)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          144                 9               33
                                                                    =====               ===              ===
SERIES VI POLICIES
Units Issued................................................        1,290                92              235
Units Redeemed..............................................          (15)              (48)              (6)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,275                44              229
                                                                    =====               ===              ===

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005, (Commencement of Operations) through December 31, 2005.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP          MAINSTAY VP          MAINSTAY VP      MAINSTAY VP
        BOND--       CAPITAL APPRECIATION--   COMMON STOCK--   CONVERTIBLE--
    SERVICE CLASS        SERVICE CLASS        SERVICE CLASS    SERVICE CLASS
    --------------   ----------------------   --------------   --------------
    2005   2004(d)     2005       2004(d)     2005   2004(d)   2005   2004(d)
    -------------------------------------------------------------------------
    421       462       208         423       170      237     295      570
    (48)      (21)      (73)        (18)      (18)     (12)    (74)     (33)
    ----    -----      ----         ---       ---      ---     ----    ----
    373       441       135         405       152      225     221      537
    ====    =====      ====         ===       ===      ===     ====    ====
     39         1         7           1         3       --      35        2
     (5)       --        (1)         --        --       --      (3)      --
    ----    -----      ----         ---       ---      ---     ----    ----
     34         1         6           1         3       --      32        2
    ====    =====      ====         ===       ===      ===     ====    ====
    651     1,352       288         990       215      574     364    1,393
    (160)     (56)     (228)        (68)      (66)     (15)    (252)    (61)
    ----    -----      ----         ---       ---      ---     ----    ----
    491     1,296        60         922       149      559     112    1,332
    ====    =====      ====         ===       ===      ===     ====    ====
    737     1,111       188         563       299      546     580    1,153
    (111)     (54)     (146)        (43)      (46)     (29)    (193)    (43)
    ----    -----      ----         ---       ---      ---     ----    ----
    626     1,057        42         520       253      517     387    1,110
    ====    =====      ====         ===       ===      ===     ====    ====
    116        99        15          31         7       14      33       81
    (10)       (4)       (6)         (1)       --       --     (26)      (1)
    ----    -----      ----         ---       ---      ---     ----    ----
    106        95         9          30         7       14       7       80
    ====    =====      ====         ===       ===      ===     ====    ====
    576       653       265         595       182      290     485      875
    (73)      (79)      (72)        (18)      (38)      (3)    (187)    (71)
    ----    -----      ----         ---       ---      ---     ----    ----
    503       574       193         577       144      287     298      804
    ====    =====      ====         ===       ===      ===     ====    ====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                   MAINSTAY VP
                                                                 DEVELOPING GROWTH--             FLOATING RATE--
                                                                    SERVICE CLASS                 SERVICE CLASS
                                                                ----------------------           ---------------
                                                                2005           2004(d)               2005(e)
                                                                ------------------------------------------------
SERIES I POLICIES
Units Issued................................................     97              109                  3,652
Units Redeemed..............................................    (23)              (3)                   (40)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     74              106                  3,612
                                                                ===              ===                  =====
SERIES II POLICIES
Units Issued................................................      4               --                    404
Units Redeemed..............................................     --               --                    (31)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4               --                    373
                                                                ===              ===                  =====
SERIES III POLICIES
Units Issued................................................     96              283                  1,280
Units Redeemed..............................................    (31)             (10)                    (8)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     65              273                  1,272
                                                                ===              ===                  =====
SERIES IV POLICIES
Units Issued................................................    117              255                  1,064
Units Redeemed..............................................    (53)             (15)                   (12)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     64              240                  1,052
                                                                ===              ===                  =====
SERIES V POLICIES
Units Issued................................................      5                9                    171
Units Redeemed..............................................     (1)              (1)                    (7)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4                8                    164
                                                                ===              ===                  =====
SERIES VI POLICIES
Units Issued................................................     75              127                  1,159
Units Redeemed..............................................    (15)              (6)                   (14)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     60              121                  1,145
                                                                ===              ===                  =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(e) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MAINSTAY VP
     MAINSTAY VP        HIGH YIELD         MAINSTAY VP            MAINSTAY VP
     GOVERNMENT--    CORPORATE BOND--   INCOME & GROWTH--    INTERNATIONAL EQUITY--
    SERVICE CLASS     SERVICE CLASS       SERVICE CLASS          SERVICE CLASS
    --------------   ----------------   ------------------   ----------------------
    2005   2004(d)    2005    2004(d)    2005     2004(d)      2005       2004(d)
    -------------------------------------------------------------------------------
    342      380      1,507    1,803     113        157         446          336
    (75)     (38)      (230)     (80)    (11)        (2)        (18)          (9)
    ----     ---     ------    -----     ---        ---         ---        -----
    267      342      1,277    1,723     102        155         428          327
    ====     ===     ======    =====     ===        ===         ===        =====
     32       --        280        6      29          1          59            1
     (2)      --        (44)      --      --         --          (4)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     30       --        236        6      29          1          55            1
    ====     ===     ======    =====     ===        ===         ===        =====
    466      924      2,789    5,247     240        312         721        1,028
    (131)    (36)    (1,081)    (186)    (41)       (15)        (76)         (20)
    ----     ---     ------    -----     ---        ---         ---        -----
    335      888      1,708    5,061     199        297         645        1,008
    ====     ===     ======    =====     ===        ===         ===        =====
    428      768      2,855    3,999     215        301         853          815
    (83)     (57)      (844)    (182)    (35)       (14)        (51)         (34)
    ----     ---     ------    -----     ---        ---         ---        -----
    345      711      2,011    3,817     180        287         802          781
    ====     ===     ======    =====     ===        ===         ===        =====
     57       54        323      491      20         22          66           46
     (2)     (25)       (98)     (49)     --         --          (2)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     55       29        225      442      20         22          64           46
    ====     ===     ======    =====     ===        ===         ===        =====
    498      386      2,480    2,423     276        236         708          464
    (167)    (84)      (567)     (59)    (12)        (7)        (35)          (7)
    ----     ---     ------    -----     ---        ---         ---        -----
    331      302      1,913    2,364     264        229         673          457
    ====     ===     ======    =====     ===        ===         ===        =====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                  LARGE CAP GROWTH--                 MID CAP CORE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(d)           2005           2004(d)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    106              129             346              300
Units Redeemed..............................................    (19)             (12)            (20)             (11)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     87              117             326              289
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................      6               --              28                1
Units Redeemed..............................................     --               --              (1)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................      6               --              27                1
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    125              400             519              718
Units Redeemed..............................................    (99)             (49)            (75)             (24)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     26              351             444              694
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    120              326             548              513
Units Redeemed..............................................    (95)             (47)            (47)             (22)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     25              279             501              491
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................     17               20              51               31
Units Redeemed..............................................     --               --              (2)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     17               20              49               31
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................    111              197             660              452
Units Redeemed..............................................    (31)             (54)            (37)              (5)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     80              143             623              447
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
    MID CAP GROWTH--   MID CAP VALUE--   S&P 500 INDEX--   SMALL CAP GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ------------------
    2005    2004(d)    2005    2004(d)   2005    2004(d)    2005     2004(d)
    -------------------------------------------------------------------------
     481       477      653       497     963     1,155      353       421
     (30)      (21)     (43)      (16)   (106)      (48)     (25)      (20)
     ---     -----     -----    -----    -----    -----     ----       ---
     451       456      610       481     857     1,107      328       401
     ===     =====     =====    =====    =====    =====     ====       ===
      51         1       48         3      62         2       20         1
      (1)       --       (2)       --      (3)       --       (1)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      50         1       46         3      59         2       19         1
     ===     =====     =====    =====    =====    =====     ====       ===
     645     1,097     1,148    1,402    1,214    3,126      359       942
     (85)      (37)     (96)      (42)   (356)      (80)    (115)      (61)
     ---     -----     -----    -----    -----    -----     ----       ---
     560     1,060     1,052    1,360     858     3,046      244       881
     ===     =====     =====    =====    =====    =====     ====       ===
     728       833     1,255    1,175    1,230    2,188      484       807
     (68)      (41)     (94)      (37)   (305)      (94)     (82)      (38)
     ---     -----     -----    -----    -----    -----     ----       ---
     660       792     1,161    1,138     925     2,094      402       769
     ===     =====     =====    =====    =====    =====     ====       ===
      33        46       79        53     105       117       28        43
      (2)       (1)      (2)       (1)    (13)       (8)      (2)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      31        45       77        52      92       109       26        43
     ===     =====     =====    =====    =====    =====     ====       ===
     714       602      927       880    1,072    1,201      307       608
     (37)      (38)     (92)      (18)   (118)      (55)     (63)      (52)
     ---     -----     -----    -----    -----    -----     ----       ---
     677       564      835       862     954     1,146      244       556
     ===     =====     =====    =====    =====    =====     ====       ===

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                    TOTAL RETURN--                      VALUE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(D)           2005           2004(D)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    210              348             294               425
Units Redeemed..............................................    (46)             (18)            (39)              (15)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    164              330             255               410
                                                                ====             ===             ====            =====
SERIES II POLICIES
Units Issued................................................      1               --              18                 1
Units Redeemed..............................................     --               --              (1)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................      1               --              17                 1
                                                                ====             ===             ====            =====
SERIES III POLICIES
Units Issued................................................    349              869             397             1,138
Units Redeemed..............................................    (164)            (59)            (102)             (32)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    185              810             295             1,106
                                                                ====             ===             ====            =====
SERIES IV POLICIES
Units Issued................................................    203              478             377               735
Units Redeemed..............................................    (110)            (28)            (69)              (26)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     93              450             308               709
                                                                ====             ===             ====            =====
SERIES V POLICIES
Units Issued................................................     13               30              20                29
Units Redeemed..............................................     (2)              (1)             (7)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     11               29              13                29
                                                                ====             ===             ====            =====
SERIES VI POLICIES
Units Issued................................................    223              395             416               511
Units Redeemed..............................................    (69)             (48)            (21)              (17)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    154              347             395               494
                                                                ====             ===             ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             COLONIAL SMALL CAP
        ALGER AMERICAN          VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP
    SMALL CAPITALIZATION--   VARIABLE SERIES--           GROWTH--          CONTRAFUND(R)--
        CLASS S SHARES            CLASS B             SERVICE SHARES       SERVICE CLASS 2
    ----------------------   ------------------   ----------------------   ---------------
      2005       2004(d)      2005     2004(f)      2005       2004(d)     2005    2004(d)
    --------------------------------------------------------------------------------------
       168         161         667        49         159         191        894       661
       (14)         (6)        (12)       --         (40)        (18)       (57)      (24)
       ---         ---         ---        --        ----         ---       -----    -----
       154         155         655        49         119         173        837       637
       ===         ===         ===        ==        ====         ===       =====    =====
        11           1          24         1           6          --         98         3
        (1)         --          (1)       --          --          --         (3)       --
       ---         ---         ---        --        ----         ---       -----    -----
        10           1          23         1           6          --         95         3
       ===         ===         ===        ==        ====         ===       =====    =====
       182         332         425        29          83         396       1,085    1,688
       (25)        (10)         (9)       --        (111)        (19)      (103)      (38)
       ---         ---         ---        --        ----         ---       -----    -----
       157         322         416        29         (28)        377        982     1,650
       ===         ===         ===        ==        ====         ===       =====    =====
       275         315         459        41         173         307       1,722    1,580
       (22)        (15)         (5)       --         (88)        (25)      (114)      (43)
       ---         ---         ---        --        ----         ---       -----    -----
       253         300         454        41          85         282       1,608    1,537
       ===         ===         ===        ==        ====         ===       =====    =====
        12          17          23        --           5          11        164       113
        (1)         (1)         --        --          --          (2)       (11)       (2)
       ---         ---         ---        --        ----         ---       -----    -----
        11          16          23        --           5           9        153       111
       ===         ===         ===        ==        ====         ===       =====    =====
       163         166         248        27          72         173       1,159      977
       (20)         (2)         (2)       --         (63)        (30)       (49)      (22)
       ---         ---         ---        --        ----         ---       -----    -----
       143         164         246        27           9         143       1,110      955
       ===         ===         ===        ==        ====         ===       =====    =====

--------------------------------------------------------------------------------



                                       FIDELITY(R) VIP                    FIDELITY(R)                     JANUS ASPEN
                                       EQUITY-INCOME--                   VIP MID CAP--                 SERIES BALANCED--
                                       SERVICE CLASS 2                  SERVICE CLASS 2                  SERVICE SHARES
                                    ----------------------           ---------------------           ----------------------
                                    2005           2004(d)           2005            2004            2005           2004(d)
                                    ---------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued....................    570               578            1,760           1,908           379               538
Units Redeemed..................    (36)              (19)           (217)            (70)           (86)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    534               559            1,543           1,838           293               514
                                    ====            =====            =====           =====           ====            =====
SERIES II POLICIES
Units Issued....................     65                 1              33               7             55                 1
Units Redeemed..................     (3)               --              (1)             --             (1)               --
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     62                 1              32               7             54                 1
                                    ====            =====            =====           =====           ====            =====
SERIES III POLICIES
Units Issued....................    725             1,379             973            1,452           547             1,179
Units Redeemed..................    (94)              (31)            (99)            (22)           (285)             (63)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    631             1,348             874            1,430           262             1,116
                                    ====            =====            =====           =====           ====            =====
SERIES IV POLICIES
Units Issued....................    865             1,174             909             951            649             1,202
Units Redeemed..................    (100)             (53)            (62)            (26)           (191)             (55)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    765             1,121             847             925            458             1,147
                                    ====            =====            =====           =====           ====            =====
SERIES V POLICIES
Units Issued....................    100               123              71              77             98                83
Units Redeemed..................    (13)              (11)             (8)             --            (10)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     87               112              63              77             88                59
                                    ====            =====            =====           =====           ====            =====
SERIES VI POLICIES
Units Issued....................    698               889             666             625            422               652
Units Redeemed..................    (150)             (18)            (41)             (5)           (172)             (35)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    548               871             625             620            250               617
                                    ====            =====            =====           =====           ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    Janus Aspen Series   MFS(R) INVESTORS         MFS(R)               MFS(R)
    WORLDWIDE GROWTH--    TRUST SERIES--    RESEARCH SERIES--    UTILITIES SERIES--
      SERVICE SHARES      SERVICE CLASS       SERVICE CLASS         SERVICE CLASS
    ------------------   ----------------   ------------------   -------------------
     2005     2004(d)    2005    2004(d)     2005     2004(d)     2005      2004(g)
    --------------------------------------------------------------------------------
      158       188        27       60        44        42        3,456      1,111
      (39)      (12)       (5)      (2)       (6)       (3)        (202)       (19)
      ---       ---       ---       --       ---        --        -----      -----
      119       176        22       58        38        39        3,254      1,092
      ===       ===       ===       ==       ===        ==        =====      =====
       11        --        --       --         5        --          120         12
       --        --        --       --        --        --           (5)        --
      ---       ---       ---       --       ---        --        -----      -----
       11        --        --       --         5        --          115         12
      ===       ===       ===       ==       ===        ==        =====      =====
      137       431        40       46        47        77        2,015        761
      (92)      (19)       (2)      (2)      (22)       (5)         (94)        (5)
      ---       ---       ---       --       ---        --        -----      -----
       45       412        38       44        25        72        1,921        756
      ===       ===       ===       ==       ===        ==        =====      =====
      162       349        54       53        45        92        1,642        445
      (37)      (29)       (5)      (5)       (8)       (4)         (42)        (6)
      ---       ---       ---       --       ---        --        -----      -----
      125       320        49       48        37        88        1,600        439
      ===       ===       ===       ==       ===        ==        =====      =====
        7        33         6        3         1         1           98         27
       (4)       (2)       --       (1)       --        --           --         --
      ---       ---       ---       --       ---        --        -----      -----
        3        31         6        2         1         1           98         27
      ===       ===       ===       ==       ===        ==        =====      =====
      121       167        39       53        63        44        1,649        452
      (37)       (5)      (24)      (4)       (3)       (1)         (58)        (1)
      ---       ---       ---       --       ---        --        -----      -----
       84       162        15       49        60        43        1,591        451
      ===       ===       ===       ==       ===        ==        =====      =====

--------------------------------------------------------------------------------



                                                                   Neuberger Berman
                                                                     AMT Mid-Cap                      T. Rowe Price
                                                                       Growth--                       Equity Income
                                                                       Class S                        Portfolio--II
                                                                ----------------------           -----------------------
                                                                2005           2004(d)           2005            2004(d)
                                                                --------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    135              110              733               563
Units Redeemed..............................................     (8)              (2)             (38)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................    127              108              695               541
                                                                ===              ===             =====            =====
SERIES II POLICIES
Units Issued................................................      3               --               85                 2
Units Redeemed..............................................     --               --               (3)               --
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      3               --               82                 2
                                                                ===              ===             =====            =====
SERIES III POLICIES
Units Issued................................................     79              122             1,000            1,651
Units Redeemed..............................................    (10)              (2)            (122)              (41)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     69              120              878             1,610
                                                                ===              ===             =====            =====
SERIES IV POLICIES
Units Issued................................................    104               95             1,664            1,532
Units Redeemed..............................................     (7)              (3)            (113)              (69)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     97               92             1,551            1,463
                                                                ===              ===             =====            =====
SERIES V POLICIES
Units Issued................................................      5               18              141               162
Units Redeemed..............................................     (4)              (1)             (14)               (9)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      1               17              127               153
                                                                ===              ===             =====            =====
SERIES VI POLICIES
Units Issued................................................     64              150             1,104              963
Units Redeemed..............................................     (7)             (79)             (76)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     57               71             1,028              941
                                                                ===              ===             =====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     Van Kampen UIF
        Emerging           Victory VIF
    Markets Equity--   Diversified Stock--
        Class II          Class A Shares
    ----------------   --------------------
    2005    2004(d)     2005      2004(h)
    ---------------------------------------
     180      109         322       202
     (10)      (6)        (23)      (18)
     ---      ---         ---       ---
     170      103         299       184
     ===      ===         ===       ===
      13       --          13        --
      --       --          --        --
     ---      ---         ---       ---
      13       --          13        --
     ===      ===         ===       ===
     273      230         133       107
     (23)     (33)        (11)       (1)
     ---      ---         ---       ---
     250      197         122       106
     ===      ===         ===       ===
     309      239         221       148
     (14)      (5)         (7)       (1)
     ---      ---         ---       ---
     295      234         214       147
     ===      ===         ===       ===
      22        6          21         1
      --       --          --        --
     ---      ---         ---       ---
      22        6          21         1
     ===      ===         ===       ===
     276      125         180        91
      (8)      (3)         (1)       --
     ---      ---         ---       ---
     268      122         179        91
     ===      ===         ===       ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002 and 2001:


                                                                           MainStay VP
                                                                    Basic Value--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 33,772   $ 37,374   $ 34,701   $ 34,818   $ 44,680
Units Outstanding..................................       2,904      3,342      3,407      4,314      4,211
Variable Accumulation Unit Value...................    $  11.63   $  11.18   $  10.18   $   8.07   $  10.61
Total Return.......................................        4.0%       9.8%      26.2%     (23.9%)     (5.9%)
Investment Income Ratio............................        0.9%       1.0%       0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    336   $    395   $    374   $    309   $    336
Units Outstanding..................................          31         38         40         41         34
Variable Accumulation Unit Value...................    $  10.74   $  10.34   $   9.43   $   7.49   $   9.86
Total Return.......................................        3.8%       9.7%      26.0%     (24.0%)     (6.0%)
Investment Income Ratio............................        0.8%       1.0%       0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,362   $ 13,234   $ 11,630   $  5,637   $  4,231
Units Outstanding..................................       1,073      1,296      1,249        762        434
Variable Accumulation Unit Value...................    $  10.59   $  10.21   $   9.31   $   7.40   $   9.74
Total Return.......................................        3.8%       9.6%      25.9%     (24.1%)     (6.1%)
Investment Income Ratio............................        0.9%       1.0%       1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,129   $  3,137   $  2,835   $    810   $     --
Units Outstanding..................................         272        284        281        101         --
Variable Accumulation Unit Value...................    $  11.49   $  11.06   $  10.07   $   7.99   $     --
Total Return.......................................        3.9%       9.8%      26.1%     (20.1%)        --
Investment Income Ratio............................        0.9%       1.0%       1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    282   $    273   $     46   $     --   $     --
Units Outstanding..................................          19         19          3         --         --
Variable Accumulation Unit Value...................    $  15.03   $  14.52   $  13.28   $     --   $     --
Total Return.......................................        3.5%       9.3%      32.8%         --         --
Investment Income Ratio............................        1.0%       1.0%       1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                          BOND--INITIAL CLASS                            CAPITAL APPRECIATION--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $143,751   $165,678   $196,827   $216,196   $158,984   $282,124   $338,179   $377,779   $330,249   $553,783
             8,911     10,346     12,616     14,282     11,339     15,825     20,255     23,240     25,441     29,099
          $  16.14   $  16.01   $  15.60   $  15.14   $  14.02   $  17.85   $  16.70   $  16.26   $  12.98   $  19.03
              0.8%       2.6%       3.1%       8.0%       7.8%       6.9%       2.7%      25.2%     (31.8%)    (24.3%)
              3.0%       3.3%       3.7%       5.1%       6.4%         --       0.2%       0.2%       0.1%       0.1%

          $  1,139   $  1,250   $  1,536   $  2,094   $  1,100   $    652   $    862   $    976   $    847   $  1,333
                87         96        121        170         96         98        138        160        174        186
          $  13.08   $  13.00   $  12.68   $  12.32   $  11.43   $   6.68   $   6.26   $   6.11   $   4.88   $   7.17
              0.6%       2.5%       2.9%       7.8%       7.6%       6.8%       2.6%      25.0%     (31.9%)    (24.4%)
              3.1%       3.2%       3.3%       5.5%       6.1%         --       0.2%       0.2%       0.1%       0.1%

          $ 46,639   $ 53,616   $ 64,492   $ 42,745   $  7,920   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 11,161
             3,643      4,212      5,189      3,538        706      3,416      4,168      4,651      3,001      1,704
          $  12.80   $  12.73   $  12.43   $  12.08   $  11.21   $   6.09   $   5.71   $   5.57   $   4.46   $   6.55
              0.6%       2.4%       2.9%       7.7%       7.5%       6.7%       2.5%      25.0%     (31.9%)    (24.5%)
              3.0%       3.3%       4.2%       8.5%      13.3%         --       0.2%       0.3%       0.1%       0.2%

          $ 13,277   $ 14,522   $ 17,219   $  6,150   $     --   $  8,595   $  8,988   $  8,812   $  2,958   $     --
             1,158      1,276      1,552        571         --        839        937        943        396         --
          $  11.47   $  11.39   $  11.10   $  10.77   $     --   $  10.25   $   9.59   $   9.34   $   7.46   $     --
              0.7%       2.6%       3.0%       7.7%         --       6.9%       2.7%      25.2%     (25.4%)        --
              3.1%       3.4%       4.8%      18.9%         --         --       0.2%       0.3%       0.5%         --

          $    271   $    274   $    356   $    137   $     --   $     30   $     58   $     60   $     14   $     --
                25         25         33         13         --          2          5          5          1         --
          $  11.07   $  11.03   $  10.80   $  10.52   $     --   $  12.49   $  11.73   $  11.47   $   9.20   $     --
              0.3%       2.2%       2.6%       5.2%         --       6.4%       2.2%      24.7%      (8.0%)        --
              3.2%       3.2%       4.5%      23.5%         --         --       0.3%       0.3%       1.1%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                         Cash Management
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $104,359   $125,022   $163,925   $263,444   $260,067
Units Outstanding..................................      82,631    100,042    130,435    208,084    205,310
Variable Accumulation Unit Value...................    $   1.27   $   1.25   $   1.26   $   1.27   $   1.27
Total Return.......................................        1.5%      (0.6%)     (0.7%)     (0.1%)      2.4%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  3,519   $  3,728   $  3,796   $ 27,216   $ 16,214
Units Outstanding..................................       3,332      3,618      3,657     25,991     15,454
Variable Accumulation Unit Value...................    $   1.04   $   1.03   $   1.04   $   1.05   $   1.05
Total Return.......................................        1.4%      (0.7%)     (0.9%)     (0.2%)      2.3%
Investment Income Ratio............................        2.8%       0.8%       0.7%       1.4%       3.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,117   $ 40,778   $ 50,236   $ 68,335   $ 31,624
Units Outstanding..................................      38,715     39,941     48,830     65,803     30,376
Variable Accumulation Unit Value...................    $   1.03   $   1.02   $   1.03   $   1.04   $   1.04
Total Return.......................................        1.3%      (0.8%)     (0.9%)     (0.3%)      2.1%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,248   $ 17,481   $ 16,441   $  4,942   $     --
Units Outstanding..................................      18,974     17,751     16,593      4,949         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.5%      (0.6%)     (0.8%)     (0.1%)        --
Investment Income Ratio............................        2.9%       0.9%       0.6%       1.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,154   $  2,339   $  2,061   $    170   $     --
Units Outstanding..................................       2,184      2,397      2,091        170         --
Variable Accumulation Unit Value...................    $   0.99   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.1%      (1.0%)     (1.2%)     (0.3%)        --
Investment Income Ratio............................        2.9%       0.8%       0.6%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  7,743   $  9,581   $  2,868   $     --   $     --
Units Outstanding..................................       7,833      9,734      2,887         --         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $     --   $     --
Total Return.......................................        1.2%      (0.9%)     (0.7%)        --         --
Investment Income Ratio............................        2.9%       1.0%       0.6%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                COMMON STOCK--INITIAL CLASS                             CONVERTIBLE--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $234,431   $270,485   $278,265   $244,017   $359,198   $143,841   $162,933   $169,402   $132,023   $144,131
       9,934     12,168     13,689     14,959     16,447      7,778      9,263     10,078      9,467      9,385
    $  23.61   $  22.23   $  20.33   $  16.31   $  21.84   $  18.49   $  17.59   $  16.81   $  13.95   $  15.36
        6.2%       9.4%      24.6%     (25.3%)    (18.2%)      5.1%       4.6%      20.5%      (9.2%)     (3.5%)
        0.9%       1.4%       1.0%       0.9%       0.7%       1.5%       1.8%       2.4%       2.7%       3.8%

    $    902   $  1,065   $  1,077   $  1,249   $  1,763   $  1,313   $  1,516   $  1,599   $  1,651   $  1,733
         110        137        152        219        230        126        153        168        209        199
    $   8.22   $   7.75   $   7.10   $   5.71   $   7.65   $  10.42   $   9.93   $   9.50   $   7.89   $   8.71
        6.0%       9.2%      24.4%     (25.4%)    (18.4%)      5.0%       4.5%      20.4%      (9.3%)     (3.7%)
        0.9%       1.4%       0.9%       0.9%       0.7%       1.4%       1.9%       2.0%       2.6%       3.9%

    $ 30,004   $ 32,680   $ 31,601   $ 21,125   $ 15,827   $ 34,249   $ 41,714   $ 41,469   $ 20,475   $  9,385
       3,632      4,192      4,424      3,678      2,054      3,436      4,391      4,559      2,708      1,125
    $   8.26   $   7.80   $   7.14   $   5.74   $   7.70   $   9.97   $   9.50   $   9.10   $   7.56   $   8.34
        6.0%       9.1%      24.4%     (25.5%)    (18.4%)      4.9%       4.4%      20.3%      (9.4%)     (3.8%)
        1.0%       1.4%       1.2%       1.2%       1.4%       1.4%       1.9%       2.8%       4.0%       7.5%

    $  9,394   $  9,421   $  8,754   $  2,967   $     --   $ 12,116   $ 12,704   $ 12,094   $  3,675   $     --
         805        856        870        367         --        987      1,087      1,083        396         --
    $  11.68   $  11.00   $  10.07   $   8.08   $     --   $  12.28   $  11.68   $  11.17   $   9.27   $     --
        6.1%       9.3%      24.6%     (19.2%)        --       5.1%       4.6%      20.5%      (7.3%)        --
        1.0%       1.4%       1.3%       4.6%         --       1.5%       1.9%       3.0%      11.7%         --

    $    316   $    325   $    247   $     19   $     --   $    229   $    246   $    193   $     13   $     --
          24         26         22          2         --         17         19         15          1         --
    $  13.08   $  12.38   $  11.37   $   9.16   $     --   $  13.56   $  12.96   $  12.44   $  10.37   $     --
        5.7%       8.9%      24.1%      (8.4%)        --       4.7%       4.2%      20.0%       3.7%         --
        1.1%       1.6%       1.6%       6.0%         --       1.5%       2.0%       4.1%      14.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                 DEVELOPING GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 15,387   $ 24,385   $ 25,669   $ 17,566   $ 25,662
Units Outstanding..................................       1,609      2,817      3,094      2,893      2,959
Variable Accumulation Unit Value...................    $   9.57   $   8.66   $   8.30   $   6.07   $   8.67
Total Return.......................................       10.5%       4.4%      36.6%     (30.0%)     (8.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    188   $    174   $    225   $    109   $     52
Units Outstanding..................................          21         21         28         19          6
Variable Accumulation Unit Value...................    $   9.14   $   8.28   $   7.95   $   5.83   $   8.33
Total Return.......................................       10.3%       4.2%      36.4%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  5,528   $  5,538   $  5,667   $  1,601   $    906
Units Outstanding..................................         603        666        710        273        108
Variable Accumulation Unit Value...................    $   9.17   $   8.32   $   7.99   $   5.86   $   8.38
Total Return.......................................       10.3%       4.2%      36.3%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,575   $  1,530   $  1,394   $    321   $     --
Units Outstanding..................................         130        139        132         42         --
Variable Accumulation Unit Value...................    $  12.15   $  11.00   $  10.54   $   7.72   $     --
Total Return.......................................       10.4%       4.3%      36.5%     (22.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     15   $     14   $      8   $     --   $     --
Units Outstanding..................................           1          1          1         --         --
Variable Accumulation Unit Value...................    $  15.01   $  13.64   $  13.13   $     --   $     --
Total Return.......................................       10.0%       3.9%      31.3%         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               MAINSTAY VP
                        MAINSTAY VP                                             HIGH YIELD
                 GOVERNMENT--INITIAL CLASS                            CORPORATE BOND--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $105,432   $127,522   $169,701   $230,480   $115,641   $532,635   $623,762   $617,551   $417,268   $426,004
       6,756      8,248     11,183     15,260      8,293     23,132     27,478     30,240     27,478     28,228
    $  15.61   $  15.46   $  15.17   $  15.10   $  13.94   $  23.05   $  22.70   $  20.42   $  15.19   $  15.09
        1.0%       1.9%       0.5%       8.3%       5.1%       1.5%      11.2%      34.5%       0.6%       3.4%
        2.9%       3.7%       3.6%       4.1%       5.4%       5.5%       6.9%       8.0%      10.4%      12.1%

    $  1,063   $  1,442   $  1,957   $  3,456   $  1,420   $  3,072   $  5,698   $  4,851   $  2,462   $  1,428
          86        117        162        287        128        213        396        375        255        149
    $  12.38   $  12.28   $  12.07   $  12.04   $  11.13   $  14.57   $  14.38   $  12.95   $   9.65   $   9.60
        0.8%       1.7%       0.3%       8.2%       5.0%       1.4%      11.0%      34.3%       0.5%       3.3%
        2.8%       3.7%       2.9%       4.5%       5.5%       4.3%       7.5%       9.3%      15.7%      14.2%

    $ 37,741   $ 46,405   $ 59,899   $ 45,740   $  8,792   $105,143   $124,365   $118,930   $ 43,111   $ 15,118
       3,086      3,823      5,017      3,842        798      7,353      8,808      9,345      4,546      1,601
    $  12.23   $  12.14   $  11.94   $  11.91   $  11.01   $  14.31   $  14.12   $  12.73   $   9.48   $   9.44
        0.8%       1.7%       0.3%       8.1%       5.0%       1.3%      10.9%      34.2%       0.4%       3.2%
        2.8%       3.7%       4.2%       6.0%      10.7%       5.6%       7.2%       9.3%      17.1%      28.7%

    $ 11,975   $ 13,857   $ 17,692   $  9,291   $     --   $ 37,289   $ 42,153   $ 35,842   $  7,503   $     --
       1,082      1,262      1,641        865         --      2,554      2,920      2,759        776         --
    $  11.08   $  10.98   $  10.78   $  10.74   $     --   $  14.65   $  14.44   $  12.99   $   9.67   $     --
        0.9%       1.8%       0.4%       7.4%         --       1.5%      11.1%      34.4%      (3.3%)        --
        2.9%       3.7%       4.4%      13.1%         --       5.6%       7.5%      10.4%      44.0%         --

    $    301   $    361   $    508   $    168   $     --   $  1,179   $  1,399   $  1,542   $     66   $     --
          28         34         48         16         --         78         92        112          6         --
    $  10.73   $  10.68   $  10.52   $  10.52   $     --   $  15.38   $  15.22   $  13.75   $  10.27   $     --
        0.5%       1.4%         --       5.2%         --       1.1%      10.7%      33.9%       2.7%         --
        2.9%       2.7%       5.0%      15.1%         --       6.6%       8.8%      11.9%      50.4%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                  INCOME & GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 42,001   $ 46,438   $ 44,045   $ 43,336   $ 55,929
Units Outstanding..................................       3,636      4,151      4,374      5,461      5,593
Variable Accumulation Unit Value...................    $  11.55   $  11.19   $  10.07   $   7.94   $  10.00
Total Return.......................................        3.2%      11.1%      26.9%     (20.6%)     (9.8%)
Investment Income Ratio............................        1.1%       1.7%       1.4%       1.1%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    314   $    316   $    309   $    213   $     71
Units Outstanding                                            33         34         37         32          9
Variable Accumulation Unit Value...................    $   9.52   $   9.24   $   8.33   $   6.57   $   8.29
Total Return.......................................        3.1%      10.9%      26.7%     (20.8%)    (10.0%)
Investment Income Ratio............................        1.1%       1.7%       1.6%       1.8%       0.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,863   $  8,690   $  7,574   $  3,274   $  1,388
Units Outstanding..................................         949        959        927        507        170
Variable Accumulation Unit Value...................    $   9.34   $   9.06   $   8.17   $   6.45   $   8.15
Total Return.......................................        3.0%      10.9%      26.7%     (20.8%)     (9.9%)
Investment Income Ratio............................        1.2%       1.8%       1.8%       1.7%       1.6%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,369   $  2,452   $  2,018   $    529   $     --
Units Outstanding..................................         200        214        195         65         --
Variable Accumulation Unit Value...................    $  11.85   $  11.48   $  10.34   $   8.15   $     --
Total Return.......................................        3.2%      11.0%      26.8%     (18.5%)        --
Investment Income Ratio............................        1.1%       1.8%       1.9%       6.2%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     66   $     12   $      1   $     --   $     --
Units Outstanding..................................           5          1         --         --         --
Variable Accumulation Unit Value...................    $  13.00   $  12.65   $  11.44   $     --   $     --
Total Return.......................................        2.8%      10.6%      14.4%         --         --
Investment Income Ratio............................        1.6%       1.1%       4.2%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
            INTERNATIONAL EQUITY--INITIAL CLASS                      LARGE CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 67,127   $ 52,910   $ 34,845   $ 23,569   $ 19,878   $ 63,856   $ 79,285   $ 97,271   $ 82,525   $132,751
       3,484      2,925      2,229      1,933      1,537      5,180      6,615      7,818      8,375      9,537
    $  19.26   $  18.09   $  15.63   $  12.19   $  12.94   $  12.33   $  11.98   $  12.44   $   9.85   $  13.92
        6.5%      15.7%      28.2%      (5.7%)    (15.2%)      2.9%      (3.7%)     26.3%     (29.2%)    (17.7%)
        1.8%       1.1%       2.1%       1.5%       1.4%         --       0.2%       0.2%       0.1%         --

    $    633   $    577   $    425   $    257   $    254   $    439   $    473   $    633   $    479   $    537
          54         52         45         34         32         64         71         91         87         69
    $  11.72   $  11.02   $   9.54   $   7.45   $   7.92   $   6.88   $   6.70   $   6.96   $   5.52   $   7.81
        6.3%      15.5%      28.0%      (5.9%)    (15.3%)      2.7%      (3.8%)     26.1%     (29.3%)    (17.9%)
        1.6%       0.9%       0.4%       0.2%       0.6%         --       0.2%       0.2%       0.1%         --

    $ 18,508   $ 15,214   $ 10,625   $  3,599   $  1,063   $ 10,732   $ 13,389   $ 16,377   $  8,998   $  9,015
       1,576      1,377      1,110        481        134      1,827      2,343      2,754      1,907      1,350
    $  11.75   $  11.05   $   9.57   $   7.48   $   7.95   $   5.87   $   5.72   $   5.95   $   4.72   $   6.68
        6.3%      15.5%      27.9%      (5.9%)    (15.4%)      2.7%      (3.9%)     26.0%     (29.4%)    (17.8%)
        1.7%       1.1%       2.3%       2.5%       1.8%         --       0.2%       0.2%       0.1%         --

    $  5,810   $  4,582   $  3,285   $    707   $     --   $  3,000   $  3,497   $  3,610   $  1,117   $     --
         417        351        291         80         --        304        364        362        141         --
    $  13.91   $  13.07   $  11.30   $   8.82   $     --   $   9.87   $   9.60   $   9.97   $   7.90   $     --
        6.4%      15.7%      28.1%     (11.8%)        --       2.9%      (3.7%)     26.2%     (21.0%)        --
        1.8%       1.0%       2.6%       5.9%         --         --       0.2%       0.2%       0.3%         --

    $    386   $    375   $     62   $     14   $     --   $     90   $     77   $     48   $     --   $     --
          25         26          5          1         --          8          7          4         --         --
    $  15.26   $  14.39   $  12.49   $   9.79   $     --   $  11.87   $  11.58   $  12.08   $   9.60   $     --
        6.0%      15.2%      27.6%      (2.1%)        --       2.4%      (4.1%)     25.8%      (4.0%)        --
        1.8%       1.4%       2.1%       6.6%         --         --       0.3%       0.3%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                   Mid Cap Core--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 47,318   $ 38,315   $ 24,078   $ 15,024   $  6,859
Units Outstanding..................................       3,204      2,964      2,245      1,872        734
Variable Accumulation Unit Value...................    $  14.77   $  12.92   $  10.73   $   8.03   $   9.35
Total Return.......................................       14.3%      20.5%      33.6%     (14.1%)     (6.5%)
Investment Income Ratio............................        0.6%       0.6%       0.5%       0.4%       0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    313   $    155   $    170   $     69   $     --
Units Outstanding..................................          20         11         15          8         --
Variable Accumulation Unit Value...................    $  15.89   $  13.93   $  11.57   $   8.67   $     --
Total Return.......................................       14.1%      20.3%      33.4%     (13.3%)        --
Investment Income Ratio............................        0.7%       0.4%       0.5%       0.5%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 20,574   $ 15,820   $ 11,573   $  3,510   $    241
Units Outstanding..................................       1,348      1,182      1,040        420         25
Variable Accumulation Unit Value...................    $  15.27   $  13.39   $  11.13   $   8.35   $   9.74
Total Return.......................................       14.0%      20.3%      33.3%     (14.3%)     (2.6%)
Investment Income Ratio............................        0.6%       0.5%       0.6%       0.7%       1.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,824   $  5,835   $  4,278   $  1,240   $     --
Units Outstanding..................................         456        445        393        152         --
Variable Accumulation Unit Value...................    $  14.96   $  13.10   $  10.88   $   8.14   $     --
Total Return.......................................       14.2%      20.4%      33.5%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.5%       0.5%       1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     27   $     24   $     45   $     10   $     --
Units Outstanding..................................           2          2          4          1         --
Variable Accumulation Unit Value...................    $  17.60   $  15.47   $  12.90   $   9.70   $     --
Total Return.......................................       13.7%      20.0%      33.0%      (3.0%)        --
Investment Income Ratio............................        0.5%       0.3%       0.6%       1.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                     MID CAP GROWTH--INITIAL CLASS                           MID CAP VALUE--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,803   $ 54,207   $ 36,546   $ 11,317   $  7,773   $ 96,022   $ 89,742   $ 65,297   $ 44,528   $ 17,502
             5,239      4,905      3,998      1,768        855      7,547      7,353      6,201      5,378      1,781
          $  12.76   $  11.05   $   9.14   $   6.40   $   9.09   $  12.72   $  12.20   $  10.53   $   8.28   $   9.83
             15.5%      20.9%      42.8%     (29.6%)     (9.1%)      4.2%      15.9%      27.2%     (15.8%)     (1.7%)
                --         --         --         --         --       0.8%       0.9%       1.1%       1.3%       1.6%

          $    470   $    292   $    198   $    142   $     55   $    715   $    807   $    678   $    549   $    109
                29         21         17         17          5         57         67         65         67         11
          $  16.26   $  14.10   $  11.68   $   8.19   $  11.65   $  12.59   $  12.10   $  10.45   $   8.23   $   9.78
             15.3%      20.7%      42.6%     (29.7%)     16.5%       4.1%      15.7%      27.0%     (15.9%)     (2.2%)
                --         --         --         --         --       0.7%       0.9%       1.0%       1.6%       2.4%

          $ 26,887   $ 22,005   $ 17,706   $  3,961   $    365   $ 43,214   $ 40,034   $ 30,861   $ 15,132   $  1,409
             2,077      1,958      1,901        606         39      3,378      3,255      2,903      1,806        141
          $  12.96   $  11.24   $   9.32   $   6.54   $   9.30   $  12.79   $  12.30   $  10.63   $   8.38   $   9.96
             15.3%      20.7%      42.5%     (29.7%)     (7.0%)      4.0%      15.7%      26.9%     (15.9%)     (0.4%)
                --         --         --         --         --       0.8%       0.9%       1.2%       2.1%       3.2%

          $  9,387   $  7,944   $  5,924   $  1,392   $     --   $ 13,991   $ 13,799   $ 11,463   $  3,414   $     --
               672        657        592        199         --      1,127      1,158      1,114        422         --
          $  13.96   $  12.09   $  10.01   $   7.01   $     --   $  12.42   $  11.92   $  10.29   $   8.09   $     --
             15.4%      20.8%      42.7%     (29.9%)        --       4.2%      15.9%      27.1%     (19.1%)        --
                --         --         --         --         --       0.8%       0.9%       1.3%       3.9%         --

          $     45   $    106   $    107   $     15   $     --   $    259   $    378   $    302   $    113   $     --
                 2          6          7          2         --         21         32         29         14         --
          $  20.06   $  17.45   $  14.50   $  10.20   $     --   $  12.42   $  11.97   $  10.37   $   8.19   $     --
             15.0%      20.4%      42.1%       2.0%         --       3.8%      15.4%      26.6%     (18.1%)        --
                --         --         --         --         --       0.6%       0.8%       1.2%       3.5%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   S&P 500 INDEX--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $463,829   $533,383   $535,415   $447,495   $647,391
Units Outstanding..................................      19,872     23,603     25,814     27,274     30,265
Variable Accumulation Unit Value...................    $  23.35   $  22.60   $  20.74   $  16.41   $  21.39
Total Return.......................................        3.3%       9.0%      26.4%     (23.3%)    (13.3%)
Investment Income Ratio............................        1.1%       1.5%       1.4%       1.2%       1.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,578   $  1,797   $  1,788   $  1,559   $  1,826
Units Outstanding..................................         179        210        227        250        224
Variable Accumulation Unit Value...................    $   8.83   $   8.56   $   7.87   $   6.23   $   8.14
Total Return.......................................        3.2%       8.8%      26.2%     (23.4%)    (13.4%)
Investment Income Ratio............................        1.1%       1.5%       1.3%       1.4%       1.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 72,357   $ 76,899   $ 70,812   $ 37,642   $ 16,799
Units Outstanding..................................       8,434      9,241      9,253      6,206      2,120
Variable Accumulation Unit Value...................    $   8.58   $   8.32   $   7.65   $   6.07   $   7.92
Total Return.......................................        3.1%       8.7%      26.2%     (23.5%)    (13.5%)
Investment Income Ratio............................        1.2%       1.5%       1.6%       1.8%       2.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 21,290   $ 21,843   $ 19,067   $  5,417   $     --
Units Outstanding..................................       1,826      1,935      1,839        660         --
Variable Accumulation Unit Value...................    $  11.66   $  11.29   $  10.37   $   8.20   $     --
Total Return.......................................        3.3%       8.9%      26.4%     (18.0%)        --
Investment Income Ratio............................        1.2%       1.6%       1.8%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    345   $    414   $    264   $     76   $     --
Units Outstanding..................................          25         31         21          8         --
Variable Accumulation Unit Value...................    $  13.82   $  13.43   $  12.39   $   9.84   $     --
Total Return.......................................        2.9%       8.5%      25.8%      (1.6%)        --
Investment Income Ratio............................        1.1%       1.6%       1.7%       8.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 38,454   $ 45,369   $ 40,155   $ 17,889   $ 12,197   $179,431   $216,659   $233,917   $213,473   $296,704
       3,613      4,375      4,177      2,600      1,286      9,593     12,145     13,754     14,813     16,939
    $  10.64   $  10.37   $   9.61   $   6.88   $   9.48   $  18.74   $  17.84   $  17.01   $  14.41   $  17.52
        2.6%       7.9%      39.7%     (27.4%)     (5.2%)      5.0%       4.9%      18.0%     (17.7%)    (11.9%)
          --         --         --         --         --       1.4%       1.6%       1.9%       2.3%       2.5%

    $    363   $    449   $    426   $    267   $    268   $    500   $    724   $  1,895   $  1,847   $  2,444
          33         42         43         38         28         58         88        242        278        302
    $  10.89   $  10.63   $   9.86   $   7.07   $   9.76   $   8.60   $   8.20   $   7.83   $   6.64   $   8.09
        2.5%       7.7%      39.5%     (27.5%)     (2.4%)      4.9%       4.7%      17.8%     (17.8%)    (12.1%)
          --         --         --         --         --       1.3%       1.0%       1.7%       2.4%       3.1%

    $ 16,095   $ 18,573   $ 17,970   $  5,362   $    786   $ 18,186   $ 21,718   $ 21,510   $ 11,221   $  5,557
       1,527      1,804      1,879        782         83      2,210      2,767      2,868      1,762        717
    $  10.55   $  10.30   $   9.56   $   6.86   $   9.47   $   8.23   $   7.85   $   7.50   $   6.37   $   7.75
        2.4%       7.7%      39.4%     (27.6%)     (5.3%)      4.8%       4.7%      17.8%     (17.9%)    (12.1%)
          --         --         --         --         --       1.4%       1.7%       2.3%       3.6%       5.2%

    $  7,745   $  8,101   $  7,514   $  1,798   $     --   $  6,488   $  6,866   $  6,662   $  2,063   $     --
         677        726        726        243         --        573        636        647        236         --
    $  11.45   $  11.16   $  10.35   $   7.41   $     --   $  11.33   $  10.79   $  10.29   $   8.73   $     --
        2.6%       7.8%      39.7%     (25.9%)        --       5.0%       4.8%      18.0%     (12.7%)        --
          --         --         --         --         --       1.5%       1.7%       2.6%      11.3%         --

    $     78   $    130   $    126   $     14   $     --   $    308   $    351   $    305   $     12   $     --
           6         10         11          2         --         24         29         26          1         --
    $  12.68   $  12.41   $  11.55   $   8.31   $     --   $  12.74   $  12.19   $  11.67   $   9.93   $     --
        2.2%       7.4%      39.1%     (16.9%)        --       4.6%       4.4%      17.5%      (0.7%)        --
          --         --         --         --         --       1.4%       1.8%       3.1%      23.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $184,372   $205,052   $202,324   $169,824   $213,977
Units Outstanding..................................       8,804     10,255     11,104     11,706     11,482
Variable Accumulation Unit Value...................    $  20.95   $  19.99   $  18.22   $  14.51   $  18.64
Total Return.......................................        4.8%       9.7%      25.6%     (22.2%)     (1.0%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.4%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    936   $  1,017   $  1,072   $    903   $    802
Units Outstanding..................................          77         87        101        106         73
Variable Accumulation Unit Value...................    $  12.20   $  11.66   $  10.64   $   8.49   $  10.92
Total Return.......................................        4.6%       9.6%      25.4%     (22.3%)     (1.1%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.5%       2.2%

SERIES III POLICIES (c)
Net Assets.........................................    $ 42,103   $ 40,492   $ 36,811   $ 22,026   $ 10,836
Units Outstanding..................................       3,616      3,635      3,619      2,714      1,037
Variable Accumulation Unit Value...................    $  11.65   $  11.14   $  10.17   $   8.11   $  10.44
Total Return.......................................        4.6%       9.5%      25.4%     (22.3%)     (1.2%)
Investment Income Ratio............................        1.2%       1.2%       1.8%       2.1%       3.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,565   $ 11,987   $ 11,041   $  3,870   $     --
Units Outstanding..................................       1,046      1,135      1,147        505         --
Variable Accumulation Unit Value...................    $  11.06   $  10.56   $   9.63   $   7.67   $     --
Total Return.......................................        4.7%       9.7%      25.5%     (23.3%)        --
Investment Income Ratio............................        1.2%       1.2%       1.9%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    179   $    234   $    230   $     50   $     --
Units Outstanding..................................          15         21         22          6         --
Variable Accumulation Unit Value...................    $  11.89   $  11.40   $  10.43   $   8.34   $     --
Total Return.......................................        4.3%       9.2%      25.0%     (16.6%)        --
Investment Income Ratio............................        1.0%       1.1%       2.0%       8.9%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             ALGER AMERICAN                                            AMSOUTH
                         SMALL CAPITALIZATION--                                        ENHANCED
                             CLASS O SHARES                                          MARKET FUND
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,237   $ 64,616   $ 60,347   $ 44,207   $ 66,445   $     --   $     --   $     --   $     --   $     --
             5,793      6,515      6,994      7,192      7,864         --         --         --         --         --
          $  11.43   $   9.92   $   8.63   $   6.15   $   8.45   $     --   $     --   $     --   $     --   $     --
             15.3%      15.0%      40.4%     (27.3%)    (30.5%)        --         --         --         --         --
                --         --         --         --       0.1%         --         --         --         --         --

          $    430   $    442   $    418   $    417   $    514   $     --   $     --   $     --   $     --   $     --
                54         64         69         97         87         --         --         --         --         --
          $   7.99   $   6.94   $   6.05   $   4.31   $   5.94   $     --   $     --   $     --   $     --   $     --
             15.1%      14.8%      40.2%     (27.4%)    (30.6%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $ 12,448   $ 12,381   $ 10,455   $  5,200   $  5,162   $     --   $  2,576   $  2,415   $  1,562   $  1,112
             1,686      1,925      1,865      1,299        936         --        288        293        239        127
          $   7.40   $   6.43   $   5.61   $   4.00   $   5.51   $     --   $   8.94   $   8.24   $   6.53   $   8.75
             15.0%      14.7%      40.1%     (27.4%)    (30.7%)        --       8.5%      26.2%      25.4%     (12.5%)
                --         --         --         --         --         --       0.9%       0.8%       0.5%       0.1%

          $  3,090   $  2,438   $  2,010   $    376   $     --   $     --   $     --   $     --   $     --   $     --
               204        185        175         46         --         --         --         --         --         --
          $  15.20   $  13.20   $  11.49   $   8.19   $     --   $     --   $     --   $     --   $     --   $     --
             15.2%      14.9%      40.3%     (18.1%)        --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $    133   $    147   $     54   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 7          9          4         --         --         --         --         --         --         --
          $  17.75   $  15.47   $  13.52   $     --   $     --   $     --   $     --   $     --   $     --   $     --
             14.7%      14.4%      35.2%         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $    415   $    133   $     --   $     --
                --         --         --         --         --         --         34         12         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $  12.23   $  11.29   $     --   $     --
                --         --         --         --         --         --       8.4%      12.9%         --         --
                --         --         --         --         --         --       1.1%       1.1%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                  AMSOUTH
                                                                               INTERNATIONAL
                                                                                EQUITY FUND
                                                       --------------------------------------------------------------
                                                          2005         2004         2003         2002         2001
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES II POLICIES (b)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES III POLICIES (c)
Net Assets.........................................    $       --   $      558   $      361   $      139   $      116
Units Outstanding..................................            --           44           36           21           14
Variable Accumulation Unit Value...................    $       --   $    12.65   $    10.16   $     6.71   $     8.16
Total Return.......................................            --        24.5%        51.3%       (17.7%)      (18.4%)
Investment Income Ratio............................            --           --         0.9%         0.3%           --

SERIES IV POLICIES (d)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES V POLICIES (e)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES VI POLICIES (f)
Net Assets.........................................    $       --   $      194   $       32   $       --   $       --
Units Outstanding..................................            --           12            3           --           --
Variable Accumulation Unit Value...................    $       --   $    15.65   $    12.59   $       --   $       --
Total Return.......................................            --        24.3%        25.9%           --           --
Investment Income Ratio............................            --           --         3.1%           --           --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                      AMSOUTH                                              AMSOUTH
                                   LARGE CAP FUND                                        MID CAP FUND
          ----------------------------------------------------------------   ------------------------------------
             2005         2004         2003          2002          2001         2005         2004         2003
          -------------------------------------------------------------------------------------------------------
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $    3,896   $     3,889   $     2,526   $    1,883   $       --   $    1,695   $    1,412
                  --          460           478           385          216           --          199          189
          $       --   $     8.46   $      8.13   $      6.57   $     8.72   $       --   $     8.50   $     7.48
                  --         4.1%         23.8%        (24.7%)      (12.8%)          --        13.7%        32.0%
                  --         0.3%          0.2%          0.2%           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $      561   $       134   $        --   $       --   $       --   $      272   $       86
                  --           49            12            --           --           --           20            7
          $       --   $    11.42   $     10.99   $        --   $       --   $       --   $    13.37   $    11.78
                  --         3.9%          9.9%            --           --           --        13.5%        17.8%
                  --         0.4%          0.4%            --           --           --           --           --

                  AMSOUTH
               MID CAP FUND
          -----------------------
             2002         2001
          -----------------------
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $      826   $      515
                 146           70
          $     5.66   $     7.38
              (23.2%)      (26.2%)
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 28,572   $ 30,071   $ 27,683   $ 23,139   $ 27,380
Units Outstanding..................................       1,536      1,684      1,655      1,627      1,668
Variable Accumulation Unit Value...................    $  18.61   $  17.86   $  16.73   $  14.22   $  16.41
Total Return.......................................        4.2%       6.8%      17.7%     (13.4%)     (8.3%)
Investment Income Ratio............................        1.7%       1.7%       2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    155   $    157   $    125   $    111   $     98
Units Outstanding..................................          16         17         14         15         11
Variable Accumulation Unit Value...................    $   9.66   $   9.29   $   8.71   $   7.42   $   8.57
Total Return.......................................        4.0%       6.6%      17.5%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.9%       1.6%       1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,766   $ 10,514   $  8,419   $  3,779   $  1,957
Units Outstanding..................................       1,148      1,166        995        524        235
Variable Accumulation Unit Value...................    $   9.37   $   9.02   $   8.46   $   7.21   $   8.34
Total Return.......................................        4.0%       6.5%      17.4%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.8%       1.8%       2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,075   $  4,417   $  2,279   $    352   $     --
Units Outstanding..................................         421        382        210         38         --
Variable Accumulation Unit Value...................    $  12.06   $  11.58   $  10.85   $   9.23   $     --
Total Return.......................................        4.1%       6.7%      17.6%      (7.7%)        --
Investment Income Ratio............................        1.9%       2.1%       3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    833   $    751   $     70   $      5   $     --
Units Outstanding..................................          64         60          6          1         --
Variable Accumulation Unit Value...................    $  13.02   $  12.55   $  11.81   $  10.08   $     --
Total Return.......................................        3.7%       6.3%      17.1%       0.8%         --
Investment Income Ratio............................        1.9%       2.7%       4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  2,345   $  1,673   $    469   $     --   $     --
Units Outstanding..................................         197        146         43         --         --
Variable Accumulation Unit Value...................    $  11.92   $  11.48   $  10.80   $     --   $     --
Total Return.......................................        3.8%       6.4%       8.0%         --         --
Investment Income Ratio............................        2.1%       2.5%       7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         DREYFUS IP                                            FIDELITY(R)
                    TECHNOLOGY GROWTH--                                    VIP CONTRAFUND(R)--
                       INITIAL SHARES                                         INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 12,609   $ 16,780   $ 17,740   $  4,790   $  3,197   $346,947   $319,270   $291,995   $238,091   $279,422
       1,423      1,936      2,027        815        325     14,328     15,206     15,836     16,358     17,160
    $   8.87   $   8.67   $   8.75   $   5.88   $   9.84   $  24.21   $  21.00   $  18.44   $  14.56   $  16.28
        2.3%      (0.9%)     48.9%     (40.3%)     (1.6%)     15.3%      13.9%      26.7%     (10.6%)    (13.5%)
          --         --         --         --         --       0.3%       0.3%       0.5%       0.8%       0.8%

    $     91   $    113   $    182   $    156   $     23   $  1,588   $  1,465   $  1,321   $    981   $    883
           8         11         17         22          2        126        133        136        128        103
    $  10.79   $  10.56   $  10.67   $   7.18   $  12.03   $  12.68   $  11.02   $   9.69   $   7.66   $   8.58
        2.2%      (1.1%)     48.6%     (40.3%)     20.3%      15.1%      13.7%      26.5%     (10.7%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.4%       0.8%       0.6%

    $  6,397   $  8,362   $ 10,676   $  2,060   $    587   $ 58,804   $ 48,944   $ 41,757   $ 19,347   $  9,054
         715        952      1,201        344         58      4,831      4,625      4,484      2,627      1,097
    $   8.98   $   8.79   $   8.89   $   5.98   $  10.03   $  12.18   $  10.58   $   9.31   $   7.37   $   8.26
        2.1%      (1.1%)     48.6%     (40.4%)      0.3%      15.1%      13.6%      26.4%     (10.8%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.3%       0.6%       0.3%

    $  2,156   $  2,402   $  2,206   $    367   $     --   $ 18,030   $ 14,290   $ 11,685   $  3,664   $     --
         200        228        207         51         --      1,259      1,149      1,070        425         --
    $  10.79   $  10.55   $  10.65   $   7.16   $     --   $  14.33   $  12.43   $  10.93   $   8.63   $     --
        2.3%      (1.0%)     48.8%     (28.4%)        --      15.3%      13.8%      26.6%     (13.7%)        --
          --         --         --         --         --       0.3%       0.3%       0.3%         --         --

    $     45   $     29   $     32   $     --   $     --   $    732   $    526   $    398   $     53   $     --
           3          2          2         --         --         43         36         31          5         --
    $  14.24   $  13.97   $  14.17   $     --   $     --   $  16.91   $  14.73   $  12.99   $  10.30   $     --
        1.9%      (1.4%)     41.7%         --         --      14.8%      13.4%      26.1%       3.0%         --
          --         --         --         --         --       0.3%       0.3%       0.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                     VIP EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2005       2004       2003       2002       2001
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $173,409   $189,506   $179,594   $144,348   $175,541
Units Outstanding..................................     9,399     10,725     11,179     11,548     11,501
Variable Accumulation Unit Value...................  $  18.45   $  17.67   $  16.07   $  12.50   $  15.26
Total Return.......................................      4.4%      10.0%      28.5%     (18.1%)     (6.3%)
Investment Income Ratio............................      1.7%       1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    662   $  1,372   $    877   $    626   $    529
Units Outstanding..................................        55        119         84         77         53
Variable Accumulation Unit Value...................  $  11.97   $  11.49   $  10.46   $   8.15   $   9.97
Total Return.......................................      4.2%       9.8%      28.3%     (18.2%)     (6.4%)
Investment Income Ratio............................      1.8%       1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 37,734   $ 39,178   $ 36,552   $ 20,493   $ 12,157
Units Outstanding..................................     3,203      3,465      3,548      2,552      1,237
Variable Accumulation Unit Value...................  $  11.78   $  11.31   $  10.30   $   8.03   $   9.83
Total Return.......................................      4.2%       9.8%      28.3%     (18.3%)     (6.5%)
Investment Income Ratio............................      1.7%       1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,392   $  9,223   $  8,099   $  2,204   $     --
Units Outstanding..................................       782        801        773        270         --
Variable Accumulation Unit Value...................  $  12.01   $  11.51   $  10.47   $   8.15   $     --
Total Return.......................................      4.3%       9.9%      28.5%     (18.5%)        --
Investment Income Ratio............................      1.6%       1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    694   $    651   $    370   $     72   $     --
Units Outstanding..................................        58         56         35          9         --
Variable Accumulation Unit Value...................  $  12.00   $  11.54   $  10.54   $   8.24   $     --
Total Return.......................................      3.9%       9.5%      27.9%     (17.6%)        --
Investment Income Ratio............................      1.6%       1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
                         BALANCED--                                         WORLDWIDE GROWTH--
                    INSTITUTIONAL SHARES                                   INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $438,220   $501,432   $541,659   $534,854   $607,299   $189,175   $231,574   $266,039   $250,712   $385,523
      20,068     24,437     28,250     31,372     32,862     11,939     15,251     18,103     20,859     23,563
    $  21.84   $  20.52   $  19.17   $  17.05   $  18.48   $  15.85   $  15.18   $  14.70   $  12.02   $  16.36
        6.5%       7.0%      12.5%      (7.7%)     (6.0%)      4.4%       3.3%      22.3%     (26.5%)    (23.5%)
        2.2%       2.2%       2.2%       2.4%       2.7%       1.3%       1.0%       1.1%       0.9%       0.5%

    $  1,886   $  2,176   $  2,620   $  2,506   $  2,538   $    829   $    985   $  1,136   $  1,024   $  1,111
         167        205        264        283        264        123        152        181        199        159
    $  11.29   $  10.62   $   9.94   $   8.85   $   9.61   $   6.74   $   6.46   $   6.27   $   5.13   $   7.00
        6.3%       6.9%      12.3%      (7.9%)     (6.2%)      4.2%       3.2%      22.1%     (26.6%)    (23.6%)
        2.2%       2.1%       2.2%       2.5%       3.0%       1.3%       0.9%       1.0%       0.7%       0.5%

    $ 65,609   $ 74,259   $ 79,154   $ 54,824   $ 26,039   $ 14,690   $ 16,987   $ 20,011   $ 13,227   $ 11,124
       6,178      7,429      8,458      6,575      2,875      2,375      2,864      3,479      2,806      1,730
    $  10.62   $  10.00   $   9.36   $   8.34   $   9.06   $   6.18   $   5.93   $   5.75   $   4.71   $   6.43
        6.2%       6.8%      12.2%      (7.9%)     (6.1%)      4.2%       3.1%      22.0%     (26.7%)    (23.6%)
        2.2%       2.2%       2.4%       3.1%       4.0%       1.4%       1.0%       1.4%       1.0%       0.7%

    $ 19,881   $ 21,177   $ 21,004   $  8,129   $     --   $  5,713   $  6,016   $  6,275   $  2,078   $     --
       1,691      1,916      2,032        884         --        557        612        659        267         --
    $  11.76   $  11.05   $  10.33   $   9.19   $     --   $  10.25   $   9.83   $   9.52   $   7.79   $     --
        6.4%       7.0%      12.4%      (8.1%)        --       4.3%       3.3%      22.2%     (22.1%)        --
        2.3%       2.3%       2.6%       5.6%         --       1.4%       1.0%       1.3%       2.5%         --

    $    680   $    647   $    513   $     82   $     --   $    134   $    135   $     84   $     --   $     --
          56         57         48          9         --         10         11          7         --         --
    $  12.10   $  11.42   $  10.72   $   9.57   $     --   $  12.97   $  12.48   $  12.13   $   9.96   $     --
        6.0%       6.5%      12.0%      (4.3%)        --       3.9%       2.9%      21.8%      (0.4%)        --
        2.3%       2.4%       2.9%       5.1%         --       1.4%       1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              MFS(R)
                                                                     INVESTORS TRUST SERIES--
                                                                          INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 21,375   $ 24,302   $ 24,572   $ 22,189   $ 29,963
Units Outstanding..................................       2,160      2,599      2,885      3,138      3,303
Variable Accumulation Unit Value...................    $   9.90   $   9.35   $   8.52   $   7.07   $   9.07
Total Return.......................................        5.8%       9.8%      20.5%     (22.1%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    323   $    368   $    340   $    260   $    231
Units Outstanding..................................          37         44         45         41         29
Variable Accumulation Unit Value...................    $   8.75   $   8.28   $   7.55   $   6.28   $   8.07
Total Return.......................................        5.7%       9.6%      20.3%     (22.2%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,819   $  6,024   $  5,795   $  4,309   $  4,146
Units Outstanding..................................         677        740        780        698        522
Variable Accumulation Unit Value...................    $   8.60   $   8.14   $   7.43   $   6.18   $   7.94
Total Return.......................................        5.6%       9.6%      20.2%     (22.2%)    (17.3%)
Investment Income Ratio............................        0.6%       0.6%       0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,287   $  1,319   $  1,236   $    463   $     --
Units Outstanding..................................         113        123        126         57         --
Variable Accumulation Unit Value...................    $  11.37   $  10.75   $   9.80   $   8.14   $     --
Total Return.......................................        5.8%       9.8%      20.4%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.6%       0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     91   $     91   $     74   $     --   $     --
Units Outstanding..................................           6          7          6         --         --
Variable Accumulation Unit Value...................    $  14.35   $  13.62   $  12.46   $     --   $     --
Total Return.......................................        5.4%       9.3%      24.6%         --         --
Investment Income Ratio............................        0.6%       0.6%       0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                           MFS(R)                                                 MFS(R)
                          RESEARCH                                              UTILITIES
                   SERIES--INITIAL CLASS                                  SERIES--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 30,730   $ 34,542   $ 33,395   $ 29,511   $ 46,896   $  2,771   $  1,792   $    870   $    299   $    135
       2,867      3,422      3,779      4,107      4,857        208        155         97         45         15
    $  10.73   $  10.09   $   8.84   $   7.19   $   9.66   $  13.33   $  11.57   $   9.01   $   6.72   $   8.83
        6.3%      14.2%      23.0%     (25.6%)    (22.4%)     15.2%      28.4%      34.0%     (23.8%)    (11.7%)
        0.5%       1.1%       0.7%       0.3%         --       0.5%       1.3%       1.7%       2.4%         --

    $    246   $    298   $    307   $    270   $    376   $     19   $     23   $     16   $     10   $     --
          32         42         49         53         55          1          2          2          1         --
    $   7.59   $   7.15   $   6.27   $   5.10   $   6.87   $  15.66   $  13.61   $  10.62   $   7.93   $  10.43
        6.1%      14.1%      22.8%     (25.7%)    (22.5%)     15.0%      28.2%      33.8%     (23.9%)      4.3%
        0.5%       1.1%       0.7%       0.3%         --       0.6%       1.3%       2.1%       0.3%         --

    $  5,561   $  6,554   $  6,172   $  4,401   $  5,269   $  2,247   $  1,955   $  1,138   $    390   $    258
         767        958      1,029        900        801        180        180        134         62         31
    $   7.26   $   6.84   $   6.00   $   4.89   $   6.58   $  12.50   $  10.87   $   8.49   $   6.35   $   8.35
        6.1%      14.0%      22.7%     (25.7%)    (22.5%)     15.0%      28.1%      33.7%     (24.0%)    (16.5%)
        0.5%       1.1%       0.6%       0.3%         --       0.6%       1.4%       2.1%       3.0%         --

    $  1,131   $  1,125   $  1,035   $    357   $     --   $    147   $    132   $    104   $     41   $     --
          96        102        107         45         --          7          8          8          4         --
    $  11.76   $  11.07   $   9.69   $   7.89   $     --   $  20.16   $  17.50   $  13.64   $  10.18   $     --
        6.3%      14.2%      22.9%     (21.1%)        --      15.2%      28.3%      33.9%       1.8%         --
        0.5%       1.1%       0.6%         --         --       0.6%       1.5%       2.2%         --         --

    $     22   $     27   $      8   $     --   $     --   $     55   $     44   $     15   $     --   $     --
           2          2          1         --         --          3          3          1         --         --
    $  14.23   $  13.44   $  11.82   $   9.65   $     --   $  17.92   $  15.62   $  12.22   $     --   $     --
        5.8%      13.7%      22.5%      (3.5%)        --      14.7%      27.8%      22.2%         --         --
        0.4%       0.5%       0.2%         --         --       0.6%       1.3%         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         NEUBERGER BERMAN
                                                                           AMT MID-CAP
                                                                         GROWTH--CLASS I
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,233   $  3,795   $  4,336   $  1,673   $    464
Units Outstanding..................................         296        390        511        249         48
Variable Accumulation Unit Value...................    $  10.92   $   9.73   $   8.49   $   6.72   $   9.64
Total Return.......................................       12.2%      14.7%      26.3%     (30.3%)     (3.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     43   $     59   $     69   $     26   $      1
Units Outstanding..................................           4          6          8          4         --
Variable Accumulation Unit Value...................    $  11.23   $  10.02   $   8.75   $   6.94   $   9.98
Total Return.......................................       12.0%      14.5%      26.1%     (30.4%)     (0.2%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,913   $  3,531   $  3,204   $  1,192   $    184
Units Outstanding..................................         258        350        364        171         18
Variable Accumulation Unit Value...................    $  11.28   $  10.08   $   8.81   $   6.99   $  10.05
Total Return.......................................       11.9%      14.5%      26.0%     (30.5%)      0.5%
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $    711   $    672   $    619   $    156   $     --
Units Outstanding..................................          45         48         51         16         --
Variable Accumulation Unit Value...................    $  15.71   $  14.01   $  12.22   $   9.68   $     --
Total Return.......................................       12.1%      14.6%      26.2%      (3.2%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    117   $    110   $     82   $     --   $     --
Units Outstanding..................................           8          8          7         --         --
Variable Accumulation Unit Value...................    $  15.11   $  13.53   $  11.85   $   9.42   $     --
Total Return.......................................       11.7%      14.2%      25.8%      (5.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      Royce       Royce                        T. ROWE PRICE
    Micro-Cap   Small-Cap                          EQUITY
    Portfolio   Portfolio                     INCOME PORTFOLIO
    ---------   ---------   ----------------------------------------------------
      2005        2005        2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------
    $  1,905    $  4,337    $150,117   $144,311   $117,894   $ 89,634   $ 85,476
         159         387      10,552     10,397      9,625      9,056      7,398
    $  12.16    $  11.18    $  14.22   $  13.88   $  12.25   $   9.90   $  11.55
       21.6%       11.8%        2.5%      13.3%      23.7%     (14.3%)        --
        1.5%          --        1.6%       1.6%       1.7%       1.7%       1.6%

    $     46    $  1,261    $  1,231   $  1,478   $  1,524   $  1,044   $    902
           4         119          91        112        130        110         81
    $  12.27    $  10.56    $  13.54   $  13.24   $  11.70   $   9.47   $  11.07
       22.7%        5.6%        2.3%      13.2%      23.6%     (14.5%)        --
        1.5%          --        1.5%       1.6%       1.7%       1.7%       1.6%

    $  1,555    $  2,400    $ 54,289   $ 50,653   $ 41,615   $ 22,371   $  9,712
         133         221       4,097      3,910      3,633      2,412        895
    $  12.04    $  10.83    $  13.25   $  12.95   $  11.45   $   9.27   $  10.85
       20.4%        8.3%        2.3%      13.1%      23.5%     (14.5%)        --
        1.5%          --        1.6%       1.6%       1.8%       1.9%       1.9%

    $  2,259    $  3,127    $ 14,572   $ 13,286   $ 11,020   $  3,453   $     --
         190         284       1,236      1,154      1,084        420         --
    $  11.85    $  10.98    $  11.79   $  11.51   $  10.17   $   8.22   $     --
       18.5%        9.8%        2.4%      13.3%      23.7%     (17.8%)        --
        1.6%          --        1.6%       1.6%       1.9%       3.1%         --

    $     77    $     62    $    661   $    634   $    461   $    117   $     --
           7           6          55         54         45         14         --
    $  11.67    $  10.47    $  11.92   $  11.68   $  10.36   $   8.41   $     --
       16.7%        4.7%        2.0%      12.8%      23.2%     (15.9%)        --
        2.3%          --        1.6%       1.6%       1.9%       2.7%         --

    $    854    $  1,622    $     --   $     --   $     --   $     --   $     --
          68         148          --         --         --         --         --
    $  11.98    $  10.90    $     --   $     --   $     --   $     --   $     --
       19.8%        9.0%          --         --         --         --         --
        2.0%          --          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                           HARD ASSETS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 66,110   $ 19,773   $ 10,239   $  6,351   $  3,510
Units Outstanding..................................       2,840      1,271        805        714        378
Variable Accumulation Unit Value...................    $  23.26   $  15.55   $  12.72   $   8.89   $   9.28
Total Return.......................................       49.6%      22.3%      43.1%      (4.2%)    (11.7%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,299   $    292   $    190   $     49   $     29
Units Outstanding..................................          56         19         15          6          3
Variable Accumulation Unit Value...................    $  23.01   $  15.41   $  12.62   $   8.83   $   9.24
Total Return.......................................       49.3%      22.1%      42.8%      (4.3%)    (11.8%)
Investment Income Ratio............................        0.2%       0.3%       0.3%       0.3%       3.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,056   $ 16,224   $  5,745   $  2,229   $    238
Units Outstanding..................................       2,279      1,040        449        249         25
Variable Accumulation Unit Value...................    $  23.29   $  15.61   $  12.79   $   8.96   $   9.37
Total Return.......................................       49.3%      22.0%      42.8%      (4.4%)    (11.9%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.2%       1.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 27,352   $  7,059   $  1,461   $    326   $     --
Units Outstanding..................................       1,242        480        121         39         --
Variable Accumulation Unit Value...................    $  22.00   $  14.71   $  12.04   $   8.42   $     --
Total Return.......................................       49.5%      22.2%      43.0%     (15.8%)        --
Investment Income Ratio............................        0.2%       0.2%       0.3%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,221   $    371   $     63   $     --   $     --
Units Outstanding..................................          44         20          4         --         --
Variable Accumulation Unit Value...................    $  27.62   $  18.55   $  15.24   $     --   $     --
Total Return.......................................       48.9%      21.7%      52.4%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 20,900   $  4,069   $    348   $     --   $     --
Units Outstanding..................................         853        249         26         --         --
Variable Accumulation Unit Value...................    $  24.36   $  16.35   $  13.42   $     --   $     --
Total Return.......................................       49.0%      21.8%      34.2%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       Van Kampen UIF
                      Emerging Markets
                      Equity--Class I
    ----------------------------------------------------
      2005       2004       2003       2002       2001
    ----------------------------------------------------
    $ 56,637   $ 39,055   $ 33,055   $ 22,764   $ 25,016
       3,378      3,076      3,161      3,213      3,172
    $  16.76   $  12.70   $  10.46   $   7.09   $   7.89
       32.0%      21.4%      47.6%     (10.2%)     (7.7%)
        0.4%       0.7%         --         --         --

    $    570   $    164   $    697   $    109   $  5,828
          47         18         92         21      1,019
    $  12.07   $   9.15   $   7.55   $   5.12   $   5.72
       31.8%      21.2%      47.4%     (10.4%)     (7.9%)
        0.3%       0.6%         --         --         --

    $ 13,590   $  7,050   $  5,409   $  2,432   $    594
         973        663        617        408         89
    $  14.00   $  10.63   $   8.77   $   5.96   $   6.64
       31.7%      21.2%      47.3%     (10.3%)     (8.0%)
        0.4%       0.7%         --         --         --

    $  3,772   $  1,965   $  1,279   $    456   $     --
         203        139        110         58         --
    $  18.60   $  14.10   $  11.62   $   7.88   $     --
       31.9%      21.3%      47.5%     (21.2%)        --
        0.4%       0.7%         --         --         --

    $    112   $     57   $     19   $     --   $     --
           5          3          1         --         --
    $  23.75   $  18.07   $  14.95   $     --   $     --
       31.4%      20.9%      49.5%         --         --
        0.4%       0.7%         --         --         --

    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                               MainStay VP           MainStay VP                 MainStay VP                  MainStay VP
                               Balanced--           Basic Value--                   Bond--               Capital Appreciation--
                              Service Class         Service Class               Service Class                Service Class
                              -------------   -------------------------   --------------------------   --------------------------
                                  2005         2005      2004     2003     2005      2004      2003     2005      2004      2003
                              ---------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................    $32,603      $ 4,281   $3,119   $  821   $11,334   $ 7,474   $2,929   $ 9,595   $ 7,459   $2,760
Units Outstanding............      3,115          332      251       73     1,110       737      296       788       653      248
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.87   $12.40   $11.32   $ 10.20   $ 10.15   $ 9.91   $ 12.17   $ 11.42   $11.15
Total Return.................       4.6%         3.8%     9.6%    13.2%      0.5%      2.4%    (0.9%)     6.6%      2.5%    11.5%
Investment Income Ratio......       1.7%         0.9%     1.2%     2.7%      3.7%      4.8%    13.3%        --      0.1%     0.5%

SERIES II POLICIES (b)
Net Assets...................    $ 1,467      $    37   $   --   $   --   $   349   $     5   $   --   $    78   $     6   $   --
Units Outstanding............        136            3       --       --        35         1       --         7         1       --
Variable Accumulation Unit
 Value.......................    $ 10.41      $ 10.53   $10.00   $   --   $ 10.06   $ 10.02   $   --   $ 10.98   $ 10.31   $   --
Total Return.................       4.1%         5.3%       --       --      0.3%      0.2%       --      6.4%      3.1%       --
Investment Income Ratio......       3.0%         3.1%       --       --      7.8%     48.1%       --        --      0.8%       --

SERIES III POLICIES (c)
Net Assets...................    $19,146      $ 7,357   $6,678   $1,807   $24,637   $19,603   $6,344   $17,835   $16,081   $5,334
Units Outstanding............      1,825          576      541      160     2,427     1,936      640     1,456     1,396      474
Variable Accumulation Unit
 Value.......................    $ 10.44      $ 12.78   $12.34   $11.29   $ 10.15   $ 10.12   $ 9.91   $ 12.25   $ 11.52   $11.26
Total Return.................       4.4%         3.5%     9.3%    12.9%      0.3%      2.2%    (0.9%)     6.4%      2.2%    12.6%
Investment Income Ratio......       2.2%         0.8%     1.1%     2.9%      3.4%      4.8%    17.1%        --      0.1%     0.6%

SERIES IV POLICIES (d)
Net Assets...................    $13,881      $ 7,259   $5,699   $2,039   $23,266   $16,738   $5,867   $11,771   $10,571   $4,522
Units Outstanding............      1,320          563      461      181     2,275     1,649      592       968       926      406
Variable Accumulation Unit
 Value.......................    $ 10.45      $ 12.82   $12.37   $11.29   $ 10.19   $ 10.15   $ 9.92   $ 12.16   $ 11.41   $11.14
Total Return.................       4.5%         3.7%     9.5%    12.9%      0.4%      2.3%    (0.8%)     6.6%      2.4%    11.4%
Investment Income Ratio......       2.3%         0.8%     1.1%     2.8%      3.5%      5.0%    15.6%        --      0.1%     0.5%

SERIES V POLICIES (e)
Net Assets...................    $ 1,509      $   686   $  551   $  133   $ 2,429   $ 1,362   $  407   $   554   $   429   $   86
Units Outstanding............        144           54       45       12       242       136       41        47        38        8
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.62   $12.22   $11.21   $ 10.02   $ 10.02   $ 9.83   $ 11.88   $ 11.20   $10.98
Total Return.................       4.6%         3.3%     9.1%    12.1%        --      1.9%    (1.7%)     6.1%      2.0%     9.8%
Investment Income Ratio......       1.8%         0.8%     1.2%     5.2%      3.7%      5.2%    14.8%        --      0.1%     1.3%

SERIES VI POLICIES (f)
Net Assets...................    $13,375      $ 4,536   $3,804   $  907   $14,340   $ 9,200   $3,343   $11,667   $ 8,794   $2,186
Units Outstanding............      1,275          353      309       80     1,415       912      338       967       774      197
Variable Accumulation Unit
 Value.......................    $ 10.43      $ 12.73   $12.32   $11.28   $ 10.11   $ 10.09   $ 9.89   $ 12.06   $ 11.36   $11.12
Total Return.................       4.3%         3.4%     9.2%    12.8%      0.1%      2.0%    (1.1%)     6.2%      2.1%    11.2%
Investment Income Ratio......       2.2%         0.8%     1.0%     2.8%      3.7%      5.2%    14.5%        --      0.1%     0.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP             MAINSTAY VP
                COMMON STOCK--                 CONVERTIBLE--             DEVELOPING GROWTH--       FLOATING RATE--
                 SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS           SERVICE CLASS
          ---------------------------   ---------------------------   --------------------------   ---------------
           2005      2004      2003      2005      2004      2003      2005      2004     2003          2005
          --------------------------------------------------------------------------------------------------------
          $ 7,104   $ 4,810   $ 1,842   $13,293   $10,142   $ 3,817   $ 3,145   $ 1,949  $   637       $36,518
              539       387       162     1,105       884       347       235       161       55         3,612
          $ 13.17   $ 12.44   $ 11.40   $ 12.03   $ 11.48   $ 10.99   $ 13.34   $ 12.11  $ 11.63       $ 10.10
             5.9%      9.1%     14.0%      4.9%      4.4%      9.9%     10.2%      4.1%    16.3%          1.0%
             1.0%      1.6%      3.7%      1.5%      2.4%      8.3%        --        --       --          4.5%

          $    34   $    --   $    --   $   358   $    24   $    --   $    45   $     3  $    --       $ 4,001
                3        --        --        34         2        --         4        --       --           373
          $ 10.54   $ 10.00   $    --   $ 10.58   $ 10.11   $    --   $ 11.00   $ 10.00  $    --       $ 10.14
             5.4%        --        --      4.7%      1.1%        --     10.0%        --       --          1.4%
             2.7%        --        --      4.8%     58.1%        --        --        --       --          4.9%

          $12,796   $10,274   $ 3,094   $25,860   $23,424   $ 7,798   $ 6,081   $ 4,769  $ 1,458       $13,041
              981       832       273     2,151     2,039       707       465       400      127         1,272
          $ 13.04   $ 12.34   $ 11.34   $ 12.02   $ 11.49   $ 11.03   $ 13.11   $ 11.92  $ 11.47       $ 10.08
             5.7%      8.9%     13.4%      4.7%      4.2%     10.3%     10.0%      3.9%    14.7%          0.8%
             0.9%      1.7%      4.1%      1.4%      2.5%      9.0%        --        --       --          4.7%

          $14,034   $10,070   $ 3,340   $25,647   $20,014   $ 7,040   $ 5,606   $ 4,310  $ 1,358       $10,796
            1,063       810       293     2,141     1,754       644       421       357      117         1,052
          $ 13.15   $ 12.43   $ 11.40   $ 11.96   $ 11.41   $ 10.94   $ 13.31   $ 12.09  $ 11.62       $ 10.09
             5.8%      9.0%     14.0%      4.8%      4.3%      9.4%     10.1%      4.1%    16.2%          0.9%
             0.9%      1.7%      3.4%      1.5%      2.5%      8.5%        --        --       --          4.8%

          $   309   $   213   $    38   $ 1,608   $ 1,466   $   533   $   232   $   170  $    64       $ 1,686
               24        17         3       136       129        49        18        14        6           164
          $ 12.96   $ 12.29   $ 11.32   $ 11.84   $ 11.34   $ 10.91   $ 12.97   $ 11.83  $ 11.41       $ 10.25
             5.4%      8.6%     13.2%      4.4%      3.9%      9.1%      9.7%      3.6%    14.1%          2.5%
             0.9%      1.6%      2.4%      1.4%      2.4%      9.5%        --        --       --          4.7%

          $ 7,321   $ 5,161   $ 1,484   $16,730   $12,642   $ 3,430   $ 3,248   $ 2,228  $   721       $11,829
              561       417       130     1,418     1,120       316       242       182       61         1,145
          $ 13.05   $ 12.37   $ 11.38   $ 11.79   $ 11.28   $ 10.85   $ 13.40   $ 12.21  $ 11.77       $ 10.13
             5.5%      8.7%     13.8%      4.5%      4.0%      8.5%      9.8%      3.7%    17.7%          1.3%
             1.0%      1.8%      3.4%      1.5%      2.8%      9.2%        --        --       --          4.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                                GOVERNMENT--             HIGH YIELD CORPORATE BOND--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  8,799   $  6,080   $  2,651   $ 50,262   $ 33,434   $ 10,501
Units Outstanding..................................         881        614        272      3,920      2,643        920
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.75   $  12.81   $  12.65   $  11.41
Total Return.......................................        0.7%       1.6%      (2.5%)      1.2%      10.9%      14.1%
Investment Income Ratio............................        3.6%       5.6%      14.3%       6.8%      10.1%      26.0%

SERIES II POLICIES (b)
Net Assets.........................................    $    316   $      5   $     --   $  2,500   $     64   $     --
Units Outstanding..................................          30         --         --        242          6         --
Variable Accumulation Unit Value...................    $  10.06   $  10.01   $     --   $  10.29   $  10.18   $     --
Total Return.......................................        0.5%       0.1%         --       1.1%       1.8%         --
Investment Income Ratio............................        6.8%      86.3%         --      12.6%      87.4%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 16,243   $ 12,875   $  4,087   $117,498   $ 94,871   $ 28,302
Units Outstanding..................................       1,645      1,310        422      9,264      7,556      2,495
Variable Accumulation Unit Value...................    $   9.88   $   9.83   $   9.69   $  12.69   $  12.56   $  11.35
Total Return.......................................        0.5%       1.4%      (3.1%)      1.0%      10.7%      13.5%
Investment Income Ratio............................        3.3%       5.7%      18.2%       6.4%      10.2%      30.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,766   $ 11,256   $  4,147   $103,496   $ 76,786   $ 25,512
Units Outstanding..................................       1,481      1,136        425      8,052      6,041      2,224
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.76   $  12.86   $  12.71   $  11.47
Total Return.......................................        0.6%       1.6%      (2.4%)      1.2%      10.8%      14.7%
Investment Income Ratio............................        3.4%       5.6%      16.5%       6.4%      10.0%      26.4%

SERIES V POLICIES (e)
Net Assets.........................................    $  1,257   $    706   $    421   $ 11,657   $  8,737   $  2,901
Units Outstanding..................................         127         72         43        922        697        255
Variable Accumulation Unit Value...................    $   9.87   $   9.85   $   9.74   $  12.64   $  12.54   $  11.36
Total Return.......................................        0.2%       1.2%      (2.6%)      0.8%      10.4%      13.6%
Investment Income Ratio............................        3.8%       5.1%      14.0%       6.5%      10.2%      27.0%

SERIES VI POLICIES (f)
Net Assets.........................................    $  8,125   $  4,800   $  1,800   $ 64,705   $ 39,920   $  9,211
Units Outstanding..................................         818        487        185      5,086      3,173        809
Variable Accumulation Unit Value...................    $   9.88   $   9.85   $   9.73   $  12.69   $  12.58   $  11.39
Total Return.......................................        0.3%       1.3%      (2.7%)      0.9%      10.5%      13.9%
Investment Income Ratio............................        3.8%       5.6%      16.2%       7.2%      11.7%      29.6%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
          Income & Growth--              International Equity--             LARGE CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $  3,830   $  2,450   $    503   $ 12,520   $  5,975   $  1,340   $  3,045   $  2,041   $    820
         302        200         45        869        441        114        278        191         74
    $  12.64   $  12.27   $  11.07   $  14.39   $  13.55   $  11.74   $  10.96   $  10.67   $  11.11
        3.0%      10.8%      10.7%       6.3%      15.4%      17.4%       2.7%      (3.9%)     11.1%
        1.2%       2.8%       5.6%       2.0%       1.3%       6.9%         --       0.1%       0.4%

    $    311   $     13   $     --   $    626   $      8   $     --   $     72   $     --   $     --
          30          1         --         56          1         --          6         --         --
    $  10.43   $  10.14   $     --   $  10.82   $  10.19   $     --   $  11.32   $  10.00   $     --
        2.9%       1.4%         --       6.1%       1.9%         --      13.2%         --         --
        1.6%      63.6%         --       4.1%      10.9%         --         --         --         --

    $  8,051   $  5,324   $  1,437   $ 26,887   $ 16,793   $  2,933   $  6,797   $  6,358   $  2,737
         622        423        126      1,907      1,262        254        624        598        247
    $  12.94   $  12.59   $  11.38   $  14.11   $  13.30   $  11.55   $  10.89   $  10.63   $  11.08
        2.8%      10.6%      13.8%       6.0%      15.2%      15.5%       2.5%      (4.1%)     10.8%
        1.2%       2.6%       6.1%       1.8%       1.4%       8.0%         --         --       0.4%

    $  7,628   $  5,136   $  1,389   $ 26,069   $ 13,748   $  2,849   $  5,526   $  5,116   $  2,233
         590        410        123      1,829      1,027        246        505        480        201
    $  12.91   $  12.53   $  11.32   $  14.21   $  13.38   $  11.60   $  10.93   $  10.65   $  11.09
        3.0%      10.8%      13.2%       6.2%      15.4%      16.0%       2.6%      (4.0%)     10.9%
        1.1%       2.5%       5.3%       2.0%       1.3%       6.6%         --         --       0.3%

    $    553   $    292   $     24   $  1,609   $    684   $     78   $    453   $    272   $     60
          44         24          2        117         53          7         43         26          6
    $  12.67   $  12.35   $  11.19   $  13.71   $  12.96   $  11.28   $  10.53   $  10.30   $  10.77
        2.6%      10.3%      11.9%       5.8%      14.9%      12.8%       2.2%      (4.3%)      7.7%
        1.3%       3.0%       4.4%       2.2%       1.5%      11.7%         --       0.1%       0.5%

    $  6,954   $  3,499   $    600   $ 17,356   $  7,562   $  1,381   $  3,647   $  2,723   $  1,265
         546        282         53      1,251        578        121        337        257        114
    $  12.73   $  12.40   $  11.23   $  13.85   $  13.08   $  11.37   $  10.84   $  10.59   $  11.06
        2.7%      10.4%      12.3%       5.9%      15.0%      13.7%       2.3%      (4.2%)     10.6%
        1.3%       3.2%       5.3%       2.1%       1.5%       7.6%         --       0.1%       0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                               MID CAP CORE--                  MID CAP GROWTH--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,966   $  5,876   $  1,477   $ 18,597   $  9,510   $  2,376
Units Outstanding..................................         740        414        125      1,104        653        197
Variable Accumulation Unit Value...................    $  16.17   $  14.19   $  11.80   $  16.77   $  14.56   $  12.07
Total Return.......................................       14.0%      20.2%      18.0%      15.2%      20.6%      20.7%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    349   $     11   $     --   $    598   $      5   $     --
Units Outstanding..................................          28          1         --         51          1         --
Variable Accumulation Unit Value...................    $  11.60   $  10.19   $     --   $  11.78   $  10.24   $     --
Total Return.......................................       13.8%       1.9%         --      15.0%       2.4%         --
Investment Income Ratio............................        1.1%       3.1%         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,987   $ 13,092   $  2,774   $ 33,555   $ 21,257   $  5,125
Units Outstanding..................................       1,375        931        237      2,054      1,494        434
Variable Accumulation Unit Value...................    $  15.99   $  14.06   $  11.72   $  16.35   $  14.23   $  11.82
Total Return.......................................       13.7%      20.0%      17.2%      15.0%      20.4%      18.2%
Investment Income Ratio............................        0.4%       0.5%       1.4%         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,680   $ 10,128   $  2,677   $ 30,962   $ 17,454   $  5,111
Units Outstanding..................................       1,220        719        228      1,884      1,224        432
Variable Accumulation Unit Value...................    $  16.05   $  14.09   $  11.73   $  16.42   $  14.26   $  11.83
Total Return.......................................       13.9%      20.1%      17.3%      15.1%      20.5%      18.3%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,543   $    656   $    183   $  1,475   $    854   $    186
Units Outstanding..................................          96         47         16         92         61         16
Variable Accumulation Unit Value...................    $  15.99   $  14.09   $  11.78   $  15.98   $  13.94   $  11.61
Total Return.......................................       13.5%      19.7%      17.8%      14.7%      20.1%      16.1%
Investment Income Ratio............................        0.5%       0.5%       3.0%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 18,737   $  7,802   $  1,319   $ 24,736   $ 11,705   $  2,941
Units Outstanding..................................       1,183        560        113      1,485        808        244
Variable Accumulation Unit Value...................    $  15.83   $  13.94   $  11.64   $  16.62   $  14.48   $  12.05
Total Return.......................................       13.6%      19.8%      16.4%      14.8%      20.2%      20.5%
Investment Income Ratio............................        0.5%       0.6%       1.4%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
           Mid Cap Value--                  S&P 500 Index--                 SMALL CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $ 18,099   $  9,220   $  2,399   $ 32,438   $ 20,964   $  6,828   $ 12,419   $  7,815   $  2,355
       1,298        688        207      2,570      1,713        606        921        593        192
    $  13.94   $  13.41   $  11.60   $  12.61   $  12.24   $  11.26   $  13.48   $  13.17   $  12.24
        4.0%      15.6%      16.0%       3.0%       8.7%      12.6%       2.4%       7.6%      22.4%
        0.7%       1.1%       3.4%       1.2%       2.1%       4.6%         --         --         --

    $    522   $     34   $     --   $    621   $     16   $     --   $    215   $      6   $     --
          49          3         --         61          2         --         20          1         --
    $  10.69   $  10.29   $     --   $  10.55   $  10.25   $     --   $  10.53   $  10.30   $     --
        3.8%       2.9%         --       2.9%       2.5%         --       2.2%       3.0%         --
        1.1%       7.1%         --       2.8%      17.1%         --         --         --         --

    $ 41,554   $ 25,830   $  6,443   $ 63,957   $ 51,775   $ 13,604   $ 20,401   $ 16,734   $  4,735
       2,962      1,910        550      5,119      4,261      1,215      1,509      1,265        384
    $  14.03   $  13.52   $  11.72   $  12.49   $  12.15   $  11.20   $  13.52   $  13.23   $  12.32
        3.8%      15.4%      17.2%       2.8%       8.5%      12.0%       2.2%       7.4%      23.2%
        0.7%       1.0%       3.8%       1.1%       2.1%       5.6%         --         --         --

    $ 38,107   $ 21,168   $  5,125   $ 51,108   $ 38,290   $ 11,688   $ 20,161   $ 14,487   $  4,235
       2,741      1,580        442      4,057      3,132      1,038      1,524      1,122        353
    $  13.92   $  13.40   $  11.59   $  12.59   $  12.23   $  11.26   $  13.21   $  12.91   $  12.01
        3.9%      15.6%      15.9%       3.0%       8.6%      12.6%       2.3%       7.6%      20.1%
        0.7%       1.1%       3.5%       1.2%       2.1%       4.6%         --         --         --

    $  1,915   $    833   $    122   $  4,000   $  2,782   $  1,344   $    986   $    635   $     93
         140         63         11        321        229        120         77         51          8
    $  13.71   $  13.25   $  11.51   $  12.48   $  12.16   $  11.24   $  12.78   $  12.54   $  11.71
        3.5%      15.1%      15.1%       2.6%       8.2%      12.4%       1.9%       7.1%      17.1%
        0.8%       1.2%       4.3%       1.2%       1.8%       5.1%         --         --         --

    $ 26,504   $ 14,398   $  2,519   $ 31,482   $ 18,986   $  4,649   $ 13,093   $  9,643   $  2,201
       1,915      1,080        218      2,514      1,560        414        980        736        180
    $  13.81   $  13.33   $  11.57   $  12.50   $  12.17   $  11.24   $  13.36   $  13.10   $  12.21
        3.6%      15.2%      15.7%       2.7%       8.3%      12.4%       2.0%       7.2%      22.1%
        0.7%       1.3%       3.8%       1.3%       2.2%       5.0%         --         --         --

              MAINSTAY VP
             TOTAL RETURN--
             SERVICE CLASS
     ------------------------------
       2005       2004       2003
     ------------------------------
     $  7,820   $  5,622   $  1,835
          665        501        171
     $  11.76   $  11.23   $  10.73
         4.7%       4.6%       7.3%
         1.5%       2.2%       6.8%
     $     14   $      1   $     --
            1         --         --
     $  10.57   $  10.11   $     --
         4.5%       1.1%         --
         2.2%         --         --
     $ 16,290   $ 13,524   $  4,276
        1,394      1,209        399
     $  11.69   $  11.19   $  10.71
         4.5%       4.4%       7.1%
         1.4%       2.1%       8.3%
     $ 10,004   $  8,502   $  3,248
          842        749        299
     $  11.88   $  11.35   $  10.86
         4.7%       4.6%       8.6%
         1.4%       2.1%       7.6%
     $    636   $    487   $    159
           55         44         15
     $  11.48   $  11.01   $  10.57
         4.3%       4.2%       5.7%
         1.5%       2.2%      10.4%
     $  8,131   $  6,070   $  2,168
          706        552        205
     $  11.49   $  11.01   $  10.56
         4.4%       4.3%       5.6%
         1.5%       2.1%       7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MainStay VP                 Alger American Small
                                                                  Value--                     Capitalization--
                                                               Service Class                   Class S Shares
                                                       ------------------------------   -----------------------------
                                                         2005       2004       2003       2005       2004      2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,722   $  8,003   $  2,572   $  5,850   $  2,923  $    671
Units Outstanding..................................         888        633        223        364        210        55
Variable Accumulation Unit Value...................    $  13.21   $  12.64   $  11.55   $  16.04   $  13.95  $  12.16
Total Return.......................................        4.5%       9.5%      15.5%      15.0%      14.7%     21.6%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES II POLICIES (b)
Net Assets.........................................    $    191   $      6   $     --   $    130   $      7  $     --
Units Outstanding..................................          18          1         --         11          1        --
Variable Accumulation Unit Value...................    $  10.65   $  10.21   $     --   $  11.95   $  10.41  $     --
Total Return.......................................        4.3%       2.1%         --      14.8%       4.1%        --
Investment Income Ratio............................        2.8%      15.5%         --         --         --        --

SERIES III POLICIES (c)
Net Assets.........................................    $ 24,079   $ 19,389   $  5,058   $  9,680   $  6,286  $  1,576
Units Outstanding..................................       1,841      1,546        440        609        452       130
Variable Accumulation Unit Value...................    $  13.08   $  12.54   $  11.48   $  15.95   $  13.90  $  12.15
Total Return.......................................        4.3%       9.2%      14.8%      14.7%      14.4%     21.5%
Investment Income Ratio............................        1.1%       1.4%       6.3%         --         --        --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 18,870   $ 14,111   $  4,598   $ 10,949   $  5,993  $  1,594
Units Outstanding..................................       1,409      1,101        392        685        432       132
Variable Accumulation Unit Value...................    $  13.39   $  12.82   $  11.72   $  15.95   $  13.88  $  12.11
Total Return.......................................        4.4%       9.4%      17.2%      14.9%      14.6%     21.1%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES V POLICIES (e)
Net Assets.........................................    $    729   $    544   $    160   $    457   $    241  $     22
Units Outstanding..................................          56         43         14         29         18         2
Variable Accumulation Unit Value...................    $  13.02   $  12.51   $  11.48   $  15.63   $  13.65  $  11.96
Total Return.......................................        4.0%       9.0%      14.8%      14.5%      14.2%     19.6%
Investment Income Ratio............................        1.2%       1.3%       7.5%         --         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 14,138   $  8,534   $  2,127   $  5,548   $  2,848  $    495
Units Outstanding..................................       1,074        679        185        348        205        41
Variable Accumulation Unit Value...................    $  13.09   $  12.57   $  11.52   $  15.90   $  13.88  $  12.15
Total Return.......................................        4.1%       9.1%      15.2%      14.6%      14.3%     21.5%
Investment Income Ratio............................        1.3%       1.5%       5.9%         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

    Colonial Small Cap
        VALUE FUND,                DREYFUS IP                  FIDELITY(R) VIP                FIDELITY(R) VIP
     VARIABLE SERIES--        TECHNOLOGY GROWTH--              CONTRAFUND(R)--                EQUITY-INCOME--
          CLASS B                SERVICE SHARES                SERVICE CLASS 2                SERVICE CLASS 2
    -------------------  ------------------------------  ----------------------------  -----------------------------
      2005       2004      2005       2004       2003      2005      2004      2003      2005       2004      2003
    ----------------------------------------------------------------------------------------------------------------
    $  7,798   $    521  $  4,703   $  3,225   $  1,226  $ 27,416  $ 12,675  $  3,715  $ 17,710   $ 10,243  $  2,888
         704         49       396        277        104     1,792       955       318     1,344        810       251
    $  11.03   $  10.61  $  11.87   $  11.63   $  11.77  $  15.27  $  13.27  $  11.69  $  13.16   $  12.64  $  11.53
        4.0%       6.1%      2.0%      (1.2%)     17.7%     15.0%     13.6%     16.9%      4.1%       9.7%     15.3%
          --       5.0%        --         --         --      0.1%      0.1%        --      1.1%       0.8%        --

    $    274   $      7  $     61   $     --   $     --  $  1,179  $     30  $     --  $    661   $     10  $     --
          24          1         6         --         --        98         3        --        63          1        --
    $  10.66   $  10.26  $  11.00   $  10.00   $     --  $  11.79  $  10.26  $     --  $  10.56   $  10.16  $     --
        3.9%       2.6%     10.0%         --         --     14.9%      2.6%        --      4.0%       1.6%        --
          --       2.4%        --         --         --        --        --        --        --         --        --

    $  4,868   $    304  $  6,985   $  7,184   $  2,883  $ 48,984  $ 29,756  $  7,143  $ 32,146   $ 23,055  $  5,733
         445         29       596        624        247     3,248     2,266       616     2,483      1,852       504
    $  10.97   $  10.57  $  11.73   $  11.52   $  11.67  $  15.08  $  13.13  $  11.59  $  12.94   $  12.45  $  11.37
        3.8%       5.7%      1.8%      (1.4%)     16.7%     14.8%     13.3%     15.9%      3.9%       9.5%     13.7%
          --       5.7%        --         --         --      0.1%      0.1%        --      1.3%       0.8%        --

    $  5,433   $    431  $  7,047   $  5,905   $  2,684  $ 55,871  $ 26,881  $  5,521  $ 30,273   $ 19,399  $  4,827
         495         41       597        512        230     3,612     2,004       467     2,307      1,542       421
    $  10.96   $  10.54  $  11.77   $  11.54   $  11.68  $  15.42  $  13.41  $  11.82  $  13.09   $  12.58  $  11.48
        4.0%       5.4%      2.0%      (1.2%)     16.8%     15.0%     13.5%     18.2%      4.1%       9.6%     14.8%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $    250   $     --  $    263   $    208   $    100  $  4,332  $  1,800  $    316  $  3,530   $  2,305  $    823
          23         --        23         18          9       292       139        28       270        183        71
    $  10.90   $  10.00  $  11.64   $  11.45   $  11.64  $  14.86  $  12.97  $  11.48  $  13.06   $  12.60  $  11.54
        9.0%         --      1.6%      (1.6%)     16.4%     14.5%     13.0%     14.8%      3.6%       9.2%     15.4%
          --         --        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $  3,044   $    286  $  3,105   $  2,927   $  1,302  $ 34,138  $ 15,263  $  2,520  $ 21,893   $ 14,146  $  2,977
         273         27       264        255        112     2,284     1,174       219     1,679      1,131       260
    $  10.92   $  10.54  $  11.67   $  11.48   $  11.65  $  14.91  $  13.00  $  11.49  $  12.98   $  12.51  $  11.44
        3.6%       5.4%      1.7%      (1.5%)     16.5%     14.6%     13.2%     14.9%      3.7%       9.3%     14.4%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              FIDELITY(R) VIP                JANUS ASPEN SERIES
                                                                 MID CAP--                       BALANCED--
                                                              SERVICE CLASS 2                  SERVICE SHARES
                                                       ------------------------------  ------------------------------
                                                         2005       2004       2003      2005       2004       2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 57,754   $ 28,222   $  2,237  $ 14,526   $ 10,378   $  4,308
Units Outstanding..................................       3,580      2,037        199     1,217        924        410
Variable Accumulation Unit Value...................    $  16.12   $  13.85   $  11.27  $  11.92   $  11.23   $  10.52
Total Return.......................................       16.4%      22.9%      12.7%      6.2%       6.8%       5.2%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    568   $     88   $      1  $    568   $      9   $     --
Units Outstanding..................................          39          7         --        55          1         --
Variable Accumulation Unit Value...................    $  14.50   $  12.48   $  10.17  $  10.84   $  10.23   $     --
Total Return.......................................       16.2%      22.7%       1.7%      6.0%       2.3%         --
Investment Income Ratio............................          --         --         --      3.1%      28.9%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 38,491   $ 21,172   $  1,207  $ 25,740   $ 21,340   $  8,228
Units Outstanding..................................       2,411      1,537        107     2,157      1,895        779
Variable Accumulation Unit Value...................    $  16.00   $  13.78   $  11.23  $  11.93   $  11.26   $  10.57
Total Return.......................................       16.1%      22.7%      12.3%      6.0%       6.6%       5.7%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       4.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 30,428   $ 14,301   $  1,082  $ 27,775   $ 20,968   $  7,590
Units Outstanding..................................       1,867      1,020         95     2,327      1,869        722
Variable Accumulation Unit Value...................    $  16.31   $  14.02   $  11.41  $  11.91   $  11.22   $  10.51
Total Return.......................................       16.3%      22.9%      14.1%      6.1%       6.7%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.6%

SERIES V POLICIES (e)
Net Assets.........................................    $  2,205   $  1,071   $     39  $  2,226   $  1,132   $    441
Units Outstanding..................................         144         81          4       189        101         42
Variable Accumulation Unit Value...................    $  15.27   $  13.18   $  10.77  $  11.80   $  11.16   $  10.50
Total Return.......................................       15.8%      22.4%       7.7%      5.7%       6.3%       5.0%
Investment Income Ratio............................          --         --         --      2.4%       2.7%       3.4%

SERIES VI POLICIES (f)
Net Assets.........................................    $ 21,051   $  9,297   $    499  $ 14,847   $ 11,228   $  4,069
Units Outstanding..................................       1,289        664         44     1,254      1,004        387
Variable Accumulation Unit Value...................    $  16.23   $  14.00   $  11.43  $  11.83   $  11.18   $  10.51
Total Return.......................................       16.0%      22.5%      14.3%      5.8%       6.4%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

          Janus Aspen Series               MFS(R) INVESTORS                      MFS(R)                           MFS(R)
          WORLDWIDE GROWTH--                TRUST SERIES--                 RESEARCH SERIES--                UTILITIES SERIES--
            SERVICE SHARES                  SERVICE CLASS                    SERVICE CLASS                    SERVICE CLASS
    ------------------------------  ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003      2005       2004       2003       2005       2004       2003       2005       2004       2003
    --------------------------------------------------------------------------------------------------------------------------------
    $  5,145   $  3,533   $  1,398  $  1,151   $    833   $    135   $  1,486   $    930   $    382   $ 69,366   $ 15,141   $      3
         416        297        121        92         70         12        112         74         35      4,346      1,092         --
    $  12.37   $  11.88   $  11.53  $  12.56   $  11.91   $  10.86   $  13.33   $  12.56   $  11.02   $  15.94   $  13.86   $  10.83
        4.1%       3.1%      15.3%      5.5%       9.6%       8.6%       6.1%      14.0%      10.2%      15.0%      28.0%       8.3%
        1.3%       1.1%       0.9%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%         --         --

    $     85   $     --   $     --  $      1   $     --   $     --   $     55   $     --   $     --   $  1,822   $    154   $     --
          11         --         --        --         --         --          5         --         --        127         12         --
    $  10.43   $  10.00   $     --  $  10.73   $  10.00   $     --   $  10.77   $  10.00   $     --   $  14.29   $  12.45   $     --
        4.3%         --         --      7.3%         --         --       7.7%         --         --      14.8%      24.5%         --
        2.3%         --         --        --         --         --       0.1%         --         --       0.3%         --         --

    $  8,306   $  7,463   $  2,542  $  1,404   $    874   $    314   $  2,038   $  1,616   $    637   $ 44,612   $ 11,129   $     80
         679        634        222       111         73         29        155        130         58      2,684        763          7
    $  12.23   $  11.78   $  11.45  $  12.60   $  11.96   $  10.94   $  13.18   $  12.45   $  10.95   $  16.73   $  14.58   $  11.41
        3.9%       2.9%      14.5%      5.3%       9.4%       9.4%       5.9%      13.7%       9.5%      14.7%      27.8%      14.1%
        1.2%       1.1%       1.0%      0.3%       0.4%         --       0.3%       0.8%         --       0.4%       0.1%         --

    $  7,855   $  6,067   $  2,226  $  1,769   $  1,095   $    469   $  2,182   $  1,604   $    460   $ 34,325   $  6,513   $     63
         640        515        195       140         91         43        168        131         43      2,044        444          5
    $  12.27   $  11.79   $  11.44  $  12.68   $  12.02   $  10.97   $  12.99   $  12.25   $  10.75   $  16.85   $  14.67   $  11.46
        4.1%       3.0%      14.4%      5.5%       9.5%       9.7%       6.0%      13.9%       7.5%      14.9%      28.0%      14.6%
        1.3%       1.1%       0.9%      0.3%       0.4%         --       0.3%       0.7%         --       0.4%       0.1%         --

    $    436   $    380   $     22  $    107   $     39   $     13   $     44   $     26   $     15   $  2,110   $    417   $     11
          36         33          2         9          3          1          3          2          1        126         28          1
    $  12.03   $  11.61   $  11.31  $  12.52   $  11.91   $  10.92   $  13.24   $  12.54   $  11.05   $  16.78   $  14.66   $  11.50
        3.6%       2.6%      13.1%      5.1%       9.1%       9.2%       5.6%      13.4%      10.5%      14.4%      27.5%      15.0%
        1.2%       1.4%       1.2%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%       0.2%         --

    $  4,001   $  2,880   $    983  $  1,015   $    783   $    187   $  1,715   $    856   $    279   $ 34,143   $  6,561   $      1
         334        250         88        81         66         17        128         68         25      2,042        451         --
    $  11.97   $  11.54   $  11.23  $  12.49   $  11.88   $  10.88   $  13.36   $  12.64   $  11.13   $  16.65   $  14.54   $  11.39
        3.7%       2.7%      12.3%      5.2%       9.2%       8.8%       5.7%      13.6%      11.3%      14.6%      27.6%      13.9%
        1.3%       1.2%       0.9%      0.3%       0.3%         --       0.3%       0.7%         --       0.4%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                            NEUBERGER BERMAN AMT                T. ROWE PRICE
                                                              MID-CAP GROWTH--                  EQUITY INCOME
                                                                  CLASS S                       PORTFOLIO--II
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,298   $  1,365   $      6   $ 18,925   $  9,680   $  2,506
Units Outstanding..................................         236        109          1      1,460        765        224
Variable Accumulation Unit Value...................    $  13.96   $  12.48   $  10.91   $  12.94   $  12.66   $  11.20
Total Return.......................................       11.9%      14.4%       9.1%       2.2%      13.0%      12.0%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets.........................................    $     29   $      2   $     --   $    903   $     16   $     --
Units Outstanding..................................           3         --         --         84          2         --
Variable Accumulation Unit Value...................    $  11.92   $  10.67   $     --   $  10.55   $  10.33   $     --
Total Return.......................................       11.7%       6.7%         --       2.1%       3.3%         --
Investment Income Ratio............................          --         --         --       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,766   $  1,635   $    105   $ 38,632   $ 26,791   $  5,783
Units Outstanding..................................         199        130         10      3,006      2,128        518
Variable Accumulation Unit Value...................    $  14.00   $  12.54   $  10.98   $  12.85   $  12.59   $  11.16
Total Return.......................................       11.6%      14.2%       9.8%       2.1%      12.8%      11.6%
Investment Income Ratio............................          --         --         --       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,083   $  1,505   $    269   $ 45,332   $ 24,618   $  5,370
Units Outstanding..................................         213        116         24      3,492      1,941        478
Variable Accumulation Unit Value...................    $  14.47   $  12.95   $  11.32   $  12.96   $  12.68   $  11.23
Total Return.......................................       11.8%      14.4%      13.2%       2.2%      13.0%      12.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets.........................................    $    356   $    307   $     82   $  4,636   $  2,966   $    933
Units Outstanding..................................          25         24          7        364        237         84
Variable Accumulation Unit Value...................    $  14.11   $  12.67   $  11.12   $  12.75   $  12.53   $  11.13
Total Return.......................................       11.4%      13.9%      11.2%       1.8%      12.5%      11.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $  1,887   $    970   $     56   $ 29,037   $ 15,499   $  3,257
Units Outstanding..................................         133         76          5      2,261      1,233        292
Variable Accumulation Unit Value...................    $  14.15   $  12.69   $  11.13   $  12.81   $  12.57   $  11.16
Total Return.......................................       11.5%      14.0%      11.3%       1.9%      12.6%      11.6%
Investment Income Ratio............................          --         --         --       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

           Van Kampen UIF               Victory VIF
      Emerging Markets Equity--     Diversified Stock--
              Class II                Class A Shares
    -----------------------------   -------------------
      2005      2004       2003       2005       2004
    ---------------------------------------------------
    $  6,717  $  2,225   $    424   $  5,802   $  2,061
         304       134         31        483        184
    $  21.93  $  16.63   $  13.71   $  12.00   $  11.19
       31.9%     21.3%      37.1%       7.2%      11.9%
        0.4%      0.7%         --       0.1%       1.6%

    $    183  $      1   $     --   $    136   $     --
          13        --         --         13         --
    $  14.06  $  10.67   $     --   $  10.67   $  10.00
       31.7%      6.7%         --       6.7%         --
        0.4%        --         --         --         --

    $ 11,562  $  4,867   $  1,422   $  2,706   $  1,176
         555       305        108        228        106
    $  21.04  $  15.98   $  13.20   $  11.85   $  11.08
       31.7%     21.0%      32.0%       7.0%      10.8%
        0.4%      0.7%         --       0.1%       1.5%

    $ 12,712  $  4,745   $    729   $  4,210   $  1,599
         582       287         53        361        147
    $  21.82  $  16.55   $  13.65   $  11.68   $  10.90
       31.8%     21.2%      36.5%       7.2%       9.0%
        0.4%      0.7%         --       0.1%       1.8%

    $    462  $     73   $     --   $    260   $     13
          28         6         --         22          1
    $  16.74  $  12.76   $  10.57   $  11.58   $  10.85
       31.3%     20.7%       5.7%       6.8%       8.5%
        0.3%      0.9%         --       0.1%       2.0%

    $  8,696  $  2,312   $    297   $  3,197   $  1,007
         412       144         22        270         91
    $  21.05  $  16.01   $  13.25   $  11.82   $  11.06
       31.5%     20.9%      32.5%       6.9%      10.6%
        0.4%      0.9%         --       0.1%       2.2%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Developing Growth--Initial Class (formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class), MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income & Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Balanced--Service Class, MainStay VP Basic Value--Service Class (formerly known as MainStay VP Dreyfus Large Company Value--Service Class), MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Developing Growth--Service Class (formerly known as MainStay VP Lord Abbett Developing Growth--Service Class), MainStay VP Floating Rate--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP Income & Growth--Service Class (formerly known as MainStay VP American Century Income & Growth--Service Class), MainStay VP International Equity--Service Class, MainStay VP Large Cap Growth--Service Class (formerly known as MainStay VP Growth--Service Class and MainStay VP Eagle Asset Management Growth Equity--Service Class), MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value-- Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006